As filed with the Securities and Exchange Commission on April 26, 2017

Registration No. 333-153773

811-07042

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Dreyfus/Transamerica Triple Advantage Variable Annuity

FORM N-4

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 10	☒

and

REGISTRATION STATEMENT UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 43	☒

SEPARATE ACCOUNT VA-2L

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 355-8330

Alison Ryan, Esq.

Transamerica Life Insurance Company

c/o Office of the General Counsel, MS # 2520

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Title of Securities Being Registered: Flexible Premium Variable Annuity Policies

It is proposed that this filing become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2017 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Separate Account VA-2L

Supplement Dated May 1, 2017

to the

Prospectus dated May 1, 2017

We will not accept any premium payment that is allocated to the fixed account or the dollar cost averaging fixed account in excess of $5,000. We also will not accept any premium payment or transfer which would result in the aggregate policy value in the fixed account and the dollar cost averaging fixed account exceeding $5,000.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Dreyfus/Transamerica Triple Advantage® Variable Annuity dated May 1, 2017

DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE

VARIABLE ANNUITY

Issued Through

SEPARATE ACCOUNT VA-2L

by

TRANSAMERICA LIFE INSURANCE COMPANY

Prospectus - May 1, 2017

This flexible purchase payment deferred variable annuity policy has many investment choices. There is a variable account that currently provides a means of investing in various investment choices. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company (Transamerica). You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the variable account.

This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully. Transamerica will not accept purchase payments for new policies.

If you would like more information about the Dreyfus/Transamerica Triple Advantage® Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2017. Please call us at (800) 525-6205 or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, Iowa, 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity policy can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies and the variable account investment choices:

●	are not bank deposits

●	are not federally insured

●	are not endorsed by any bank or government agency

●	are not guaranteed to achieve their goal

●	are subject to risks, including loss of purchase payments

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The subaccounts available under this policy invest in underlying funds of the Portfolio listed below:

SUBACCOUNT	PORTFOLIO

Core Value Portfolio	Core Value Portfolio

MidCap Stock Portfolio	MidCap Stock Portfolio

Technology Growth Portfolio	Technology Growth Portfolio

Government Money Market Portfolio	Government Money Market Portfolio

Appreciation Portfolio	Appreciation Portfolio

Growth and Income Portfolio	Growth and Income Portfolio

International Equity Portfolio	International Equity Portfolio

International Value Portfolio	International Value Portfolio

Opportunistic Small Cap Portfolio	Opportunistic Small Cap Portfolio

Quality Bond Portfolio	Quality Bond Portfolio

The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Class	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Class

Dreyfus Stock Index Fund, Inc. - Service Class	Dreyfus Stock Index Fund, Inc. - Service Class

TA Legg Mason Dynamic Allocation - Balanced	Transamerica Legg Mason Dynamic Allocation – Balanced VP

TA Legg Mason Dynamic Allocation – Growth	Transamerica Legg Mason Dynamic Allocation – Growth VP

TA Managed Risk – Balanced ETF	Transamerica Managed Risk – Balanced ETF VP

TA Managed Risk – Conservative ETF	Transamerica Managed Risk – Conservative ETF VP

TA Managed Risk – Growth ETF	Transamerica Managed Risk – Growth ETF VP

TA Market Participation Strategy	Transamerica Market Participation Strategy VP

TA PIMCO Tactical - Balanced	Transamerica PIMCO Tactical – Balanced VP

TA PIMCO Tactical - Conservative	Transamerica PIMCO Tactical – Conservative VP

TA PIMCO Tactical - Growth	Transamerica PIMCO Tactical – Growth VP

TA QS Investors Active Asset Allocation – Conservative	Transamerica QS Investors Active Asset Allocation – Conservative VP

TA QS Investors Active Asset Allocation – Moderate	Transamerica QS Investors Active Asset Allocation – Moderate VP

TA QS Investors Active Asset Allocation – Moderate Growth	Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

TA WMC US Growth	Transamerica WMC US Growth VP

For more information on the underlying funds, please refer to the prospectus for the underlying fund.

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GLOSSARY OF TERMS

account value—On or before the annuity date, the account value is equal to the owner’s:

●	purchase payments; minus

●	gross partial surrenders (partial surrenders plus or minus any excess interest adjustments plus the surrender charge (the portion of the requested partial surrender that is subject to surrender charge); plus

●	interest credited in the fixed account; plus

●	accumulated gains in the variable account; minus

●	losses in the variable account; minus

●	service charges, rider fees, premium taxes, transfer fees, and any other charges, if any.

adjusted account value—The account value increased or decreased by any excess interest adjustment.

Administrative Office—Transamerica Life Insurance Company, Attn: Customer Care Group, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499, 800-525-6205.

annuitant—The person on whose life any annuity payments involving life contingencies will be based.

annuity date—The date upon which annuity payments are to commence.

annuity payment—An amount paid by Transamerica at regular intervals after the annuity date to the annuitant and/or any other payee specified by the owner. It may be on a variable or fixed basis.

annuitize (annuitization)—When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your designee).

cash value—The adjusted account value less any applicable surrender charge and any rider fees (imposed upon surrender).

contract year—A policy year begins on the date in which the policy becomes effective and on each policy anniversary.

excess interest adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

fixed account—One or more investment choices under the policy that are part of Transamerica’s general assets and are not in the variable account.

good order – An instruction that Transamerica receives that is sufficiently complete and clear – along with all necessary forms, information and supporting legal documentation, including any required spousal or joint owner’s consents – so that Transamerica does not need to exercise any discretion to follow such instruction. All requests for a partial or full withdrawal, a transfer, a death benefit, or other transaction or change, must be in good order.

guaranteed period options—The various guaranteed interest rate periods of the fixed account which Transamerica may offer and into which purchase payments may be paid or amounts transferred.

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owner (you, your)—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity date is the person designated as the owner or a successor owner in the information provided to us to issue a policy.

separate account value—The portion of the policy value that is invested in the separate account.

subaccount—A subdivision within the variable account, the assets of which are invested in specified underlying fund portfolios.

valuation period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

variable account—Separate Account VA-2L, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which purchase payments under the policies may be allocated.

variable accumulation unit—An accounting unit of measure used in calculating the account value in the variable account before the annuity date.

written notice—Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative Office. For some transactions, the Company may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.

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SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.	THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Transamerica Life Insurance Company (Transamerica, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the variable account and the fixed account of Transamerica. The policy is intended to accumulate money for retirement or other long-term investment purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan.

This policy currently offers subaccounts that are listed in Appendix A. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The account value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all account value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that Transamerica guarantees. We guarantee to return your investment with interest credited for all amounts allocated to the fixed account.

The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you begin receiving regular payments from your policy. The money you can accumulate during the accumulation phase will largely determine the income payments you receive during the income phase.

2.	PURCHASE PAYMENTS

You can add as little as $50 at any time during the accumulation phase. We will not accept purchase payments for new policies.

3.	INVESTMENT CHOICES

You can allocate your purchase payments to one of several underlying fund portfolios listed under Appendix A in this prospectus and described in the underlying fund prospectuses. Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your purchase payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 18 transfers per policy year and to impose restrictions and limitations on transfers. Currently we are not charging for transfers, but reserve the right to do so.

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4.	PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose.

5.	EXPENSES

Note: The following section on expenses and the Annuity Policy Fee Table may only apply to policies issued after May 1, 2002. See Appendix C for older policies. Please see your policy to determine your specific coverage and expenses.

No deductions are made from purchase payments at the time you buy the policy so that the full amount of each purchase payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 7% of purchase payments surrendered within seven years after the purchase payment is paid. We will calculate surrender charges by taking the earnings, if any, out before purchase payments.

Full surrenders, partial surrenders, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment from a guaranteed period option of the fixed account.

We deduct daily mortality and expense risk fees and administrative charges at an annual rate of 1.30% (if you choose the “Return of Premium Death Benefit”); 1.50% (if you choose the Annual Step-Up Death Benefit); or 2.10% (if you choose the “Double Enhanced Death Benefit”) from the assets in each subaccount.

During the accumulation phase, we deduct an annual service charge of no more than $35 from the account value on each policy anniversary and at the time of surrender. The charge is waived if either the account value or the sum of all purchase payments, minus all partial surrenders, is at least $50,000.

Upon total surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, which currently range from 0% to 3.50%.

If you elect the optional Initial Payment Guarantee, then there is a daily fee (during the income phase) equal to an effective annual rate of 1.25% of the unit value in the subaccounts will be applied after the annuity date and throughout the income phase.

If you elect the Additional Death Benefit Rider, then there is an annual rider fee during the accumulation phase of 0.25% of the account value.

If you elect the Additional Death Benefit Rider II, then there is an annual fee during the accumulation phase equal to 0.55% of the account value.

If you elect the Liquidity Rider, there is a daily fee equal to an effective annual rate of 0.40% of the unit value in the subaccounts. This fee is only charged for the first four policy years.

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If you elect the Premium Accelerator Rider, a daily fee equal to an effective annual rate of 0.20% of the unit value in the subaccounts will be applied. This fee is only deducted for the first nine policy years.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

6.	ACCESS TO YOUR MONEY

You can take out $500 or more anytime during the accumulation phase (except under certain qualified policies). After one year, you may, free of surrender charges and once each policy year, take out up to the greater of:

●	10% of your purchase payments less surrenders deemed to be from purchase payments; or

●	any gains in the policy.

Amounts surrendered in the first year, or in excess of this free amount, may be subject to a surrender charge and/or excess interest adjustment. You may have to pay income tax and a tax penalty on any money you take out.

The gains in the policy are the amount equal to the account value, minus the sum of all purchase payments, reduced by all prior partial surrenders deemed to be from purchase payments.

If you have account value in the fixed account, you may also take out any cumulative interest credited free of excess interest adjustments.

Access to amounts held in qualified policies may be restricted or prohibited by law or regulation or the terms of the plan.

Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency Cash® annuity payment option.

7.	ANNUITY PAYMENTS

(THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down. However, the Initial Payment Guarantee is available as an optional rider and it guarantees a minimum amount for each payment.

8.	DEATH BENEFIT

If you are both the owner and the annuitant and you die before the income phase begins, then your beneficiary will receive a death benefit. Required distribution rules require that the policy value be distributed upon the death of any owner.

Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

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The policy generally offers a choice of one of the following optional guaranteed minimum death benefits:

●	Double Enhanced;

●	Annual Step-Up; or

●	Return of Premium.

Charges are lower for the Return of Premium Death Benefit.

If the owner is not the annuitant, no death benefit is paid if the owner dies.

9.	TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59 1⁄2 when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.

10.	ADDITIONAL FEATURES

This policy has additional features that might interest you. These include, but are not limited to, the following:

●	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Withdrawal Option” or “SWO.” Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

●	You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than 50% of the initial variable annuity payment. This feature is called the “Initial Payment Guarantee.” There is an extra charge for this rider.

●	You can elect one of two optional riders that might pay an additional amount on top of the policy death benefit, in certain circumstances. These features are called the “Additional Death Benefit Rider” or “ADB” and the “Additional Death Benefit Rider II” or “ADB II”. There is an extra charge for these riders.

●	You can elect an optional rider that reduces the number of years each purchase payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. This feature is called the “Liquidity Rider”. There is an extra charge for this rider.

●	You can elect an optional rider that adds a premium accelerator to the account value. You can only elect this rider at the time you purchase your policy. This feature is called the “premium accelerator”. There is an extra charge for this rider.

●	Under certain medically related circumstances, you may surrender all or part of the account value without a surrender charge and excess interest adjustment. This feature is called the “Nursing Care and Terminal Withdrawal Option.”

●	Under certain unemployment circumstances, you may surrender all or a portion of the account value free of surrender charges and excess interest adjustments. This feature is called the “Unemployment Waiver.”

●	You may generally make transfers and/or change the allocation of additional purchase payments by telephone, or any other means acceptable to the Company. We may restrict or eliminate this feature.

●	You can arrange to automatically transfer money (at least $250 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging” or “DCA.”

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●	We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the account value among the various subaccounts. This feature is called “Asset Rebalancing.”

These features may not be available for all policies, may vary for certain policies, may not each be available in combination with other optional benefits under the policy, and may not be suitable for your particular situation. Additionally, these features may not be offered in the future, as determined by Transamerica.

11.	OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The policy will then be deemed void. If state law requires, we will refund your original purchase payment(s).

No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes.

Older Policies. See Appendix C for information on how older policies have different features and requirements, and sometimes different fees and deductions.

State Variations. Policies issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and the general availability of riders. Please note that this prospectus describes the material rights and obligations of a policy owner, and the maximum fees and charges for all policy features and benefits are set forth in the fee table of this prospectus. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or policy us for specific information that may be applicable to your state.

Financial Statements. Financial Statements for Transamerica and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation before January 1, 2012) is in Appendix B to this prospectus.

12.	INQUIRIES

If you need more information or want to make a transaction, please contact us at:

Transamerica Life Insurance Company

Attention: Customer Care Group

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

800-525-6205

You may check your policy at www.transamerica.com. Follow the logon procedures. We cannot guarantee that you will be able to access this site.

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You should protect your logon information, because on-line (or telephone) options may be available and could be made by anyone who knows your logon information. We may not be able to verify that the person providing instructions using your logon information is you or someone authorized by you.

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ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted, and excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account.

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of purchase payments surrendered)(2)	7%
Transfer Fee(3)	$0 - $10
Special Service Fee(4)	$0 - $25

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

Annual Service Charge	$0 - $35 Per Policy
Variable Account Annual Expenses (as a percentage of average separate account value):
Base Variable Account Expenses:
Mortality and Expense Risk Fee(5)	1.15%
Administrative Charge	0.15%
Total Variable Account Annual Expenses	1.30%
Optional Variable Account Expenses:
Double Enhanced Death Benefit(6)	0.80%
Annual Step-Up Death Benefit(7)	0.20%
Liquidity Rider(8)	0.40%
Premium Accelerator(9)	0.20%
Total Variable Account Annual Expenses with Highest Optional Variable Account Expenses(10)	2.50%
Annual Optional Rider Fees(11):
Additional Death Benefit Rider(12)	0.25%
Additional Death Benefit Rider II(13)	0.55%
Guaranteed Minimum Income Benefit Rider(14) No Longer Available	0.45%

The next items shows the lowest and highest total operating expenses charged by underlying fund portfolios for the year ended December 31, 2016 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning underlying fund portfolios fees and expenses are contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses(15):	Lowest	Highest
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.52%	1.55%

The following Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, variable account annual expenses, and portfolio fees and expenses.

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The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest expenses of any of the portfolios for the year ended December 31, 2016, and the base policy with the Doubled Enhanced Death Benefit, Liquidity Rider, and Additional Death Benefit Rider II.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example	1 Year	3 Years	5 Years	10 Years
If the policy is surrendered at the end of the applicable time period.	$1043	$1788	$2030	$4016
If the policy is annuitized at the end of the applicable time period Or if you do not surrender your policy.	$406	$1231	$2030	$4016

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

(1)	The fee table applies only to the accumulation phase. During the accumulation phase the fees may be different that those described in the Annuity Policy Fee Table. See Section 5, Expenses.

(2)	The surrender charge, if any is imposed, applies to each policy, regardless of how account value is allocated among the investment choices. The surrender charge is decreased based on the number of years since the purchase payment was made.

If you select the Life with Emergency Cash® annuity payment option, you will be subject to a surrender charge after the annuity date. See Section 5, Expenses.

(3)	The transfer fee, if any is imposed, applies to each policy, regardless of how account value is allocated among the investment choices. There is no fee for the first 18 transfers per policy year. For additional transfers, Transamerica may charge a fee of $10 per transfer.

(4)	We may deduct a charge for special services, including overnight delivery, duplicate policies; non-sufficient checks on new business; duplicate 1099 and 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require the Company to incur additional processing costs.

(5)	The mortality and expense risk fee shown (1.15%) is for the accumulation phase with the “Return of Premium Death Benefit.”

(6)	The fee for the “Double Enhanced Death Benefit” (0.80%) is in addition to the mortality and expense risk and administrative fees.

(7)	The fee for the “Annual-Step Death Benefit” (0.20%) is in addition to the mortality and expense risk and administrative fees.

(8)	The fee for the “Liquidity Rider” (0.40%) is in addition to the mortality and expense risk and administrative fees. The fee is only charged in the first four policy years.

(9)	The Premium Accelerator fee (0.20%) is only deducted in the first nine policy years.

(10)	This reflects the base separate account expenses plus the Double Enhanced Death Benefit and Liquidity Rider, but does not include any annual optional rider fees.

(11)	In some cases, riders to the policy are available that provide optional benefits that are not described in detail in this prospectus. There are additional fees (each year) for those riders.

(12)	The annual Additional Death Benefit Rider fee is 0.25% of the account value and is deducted only during the accumulation phase.

(13)	The annual Additional Death Benefit Rider II fee is 0.55% of the account value and is deducted only during the accumulation phase.

(14)	The Guaranteed Minimum Income Benefit fee is 0.45% of the minimum annuitization value and is deducted only during the accumulation phase. If you annuitize under the rider, a guaranteed payment fee is deducted at an annual rate of 1.25%. See Appendix F.

(15)	The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2016 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisers or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual expenses of the portfolios in future years and the current year may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.

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1.	THE ANNUITY POLICY

This prospectus describes the Dreyfus/Transamerica Triple Advantage® Variable Annuity policy issued by Transamerica Life Insurance Company. Policies may have different features than those described in this prospectus (such as different death benefits or annuity payments) and different charges. These differences are noted in Appendix C.

An annuity is a policy between you - owner, and an insurance company (in this case Transamerica), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity date.

The policy is a deferred annuity because until the annuity date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The policy is a flexible premium variable annuity. You can use the policy to accumulate underlying funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity date. You are not required to make any additional investments.

The policy is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the variable account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the variable account. The amount of annuity payments you receive during the income phase from the variable account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the Initial Payment Guarantee, then you will receive stabilized annuity payments that will never be less than a percentage of your initial annuity payment. There is an extra charge for this rider.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

Do not purchase this policy if you plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your policy is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this policy, you represent and warrant that you are not using the policy, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.

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2.	PURCHASE PAYMENTS

Policy Issue Requirements

Transamerica will not accept purchase payments for new policies.

Additional Purchase Payments

You are not required to make any additional purchase payments. However, you can make additional purchase payments as often as you like during the accumulation phase. Additional purchase payments must be at least $50. We will credit additional purchase payments to your policy as of the business day we receive your purchase payment and required information.

You should make checks for purchase payments payable only to Transamerica Life Insurance Company and send them to the Administrative Office.

Your check must be honored in order for Transamerica to pay any associated payments and benefits due under the policy.

We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Transamerica Life Insurance Company, however, in some circumstances, at our discretion we may accept third party checks that are from rollovers or transfers from other financial institutions. Any third party checks not accepted by the Company will be returned.

We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.

Maximum Total Purchase Payments

For issue ages 0 – 80 we reserve the right to require prior approval of any cumulative purchase payments over $1,000,000 for policies with the same owner or same annuitant issued. For issue ages over 80, we reserve the right to require prior approval of any cumulative purchase payments over $500,000 for policies with the same owner or same annuitant issued by us or an affiliate.

Allocation of Purchase Payments

When you add additional purchase payments to the policy, we will allocate your purchase payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional purchase payments the same way, unless you request a different allocation.

If you allocate purchase payments to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your purchase payment.

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You may change allocations for future additional purchase payments by sending us written instructions, by telephone or any other means acceptable to the Company, subject to the limitations described under “Telephone Transactions.” The allocation change will apply to purchase payments received on or after the date we receive the change request.

You could lose the amount you allocate to the subaccounts.

Transamerica reserves the right to restrict or refuse any purchase payment.

Account Value

You should expect your account value to change from valuation period to valuation period. The account value varies based on the performance of the accumulation units. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange usually closes at 4:00 p.m. eastern time. Holidays are generally not business days.

3.	INVESTMENT CHOICES

The Variable Account

The Dreyfus/Transamerica Triple Advantage® variable annuity offers you a means of investing in various underlying fund portfolios offered by different investment companies (by investing in the corresponding subaccounts). The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this Policy are listed in “Appendix A – Portfolios Associated with the Subaccounts”. The subaccounts invest in shares of the various underlying fund portfolios.

The general public may not purchase shares of these underlying fund portfolios. The name and investment objectives and policies may be similar to other portfolios and managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other underlying fund portfolios.

More detailed information, including an explanation of the underlying fund portfolio’s investment objectives, may be found in the current prospectus for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

Selection of Underlying Fund Portfolios

The underlying fund portfolios offered through this product are selected by Transamerica, and Transamerica may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).

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We have developed this variable annuity product in cooperation with The Dreyfus Corporation and its affiliates, and have included underlying fund portfolios based on their recommendations; their selection criteria may differ from our selection criteria.

You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that is available to you, including each underlying fund portfolio’s prospectus, statement of additional information and annual and semi/annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.

We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.

We do not guarantee that any of the subaccounts will always be available for purchase payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion, or substitution of investments.

We reserve the right to limit the number of subaccounts you are invested in at any one time.

Addition, Deletion, or Substitution of Investments

Transamerica cannot and does not guarantee that any of the subaccounts will always be available for purchase payments, allocations, or transfers. Transamerica retains the right, subject to any applicable law, to make certain changes in the variable account and its investments. Transamerica reserves the right to eliminate the shares of any portfolio held by a subaccount2 and to substitute shares of another underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the variable account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the variable account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.

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New subaccounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Transamerica. Each additional subaccount will purchase shares in a fund portfolio, or other investment vehicle. Transamerica may also close or liquidate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is closed or liquidated, Transamerica will notify you and request a reallocation of the amounts invested in the closed or liquidated subaccount. If we do not receive additional instructions, any subsequent purchase payments or transfers (including dollar cost averaging transactions or asset rebalance program transactions) into a closed or liquidated subaccount will be re-allocated to the remaining available investment choices according to the investment allocation instructions you previously provided. If your previous investment allocation instructions do not include any available investment choices, Transamerica will require new instructions. If Transamerica does not receive new instructions, the requested transaction will be canceled and any purchase payment will be returned. Under asset rebalance programs the value remaining in the closed subaccount will be excluded from any future rebalancing. The value of the closed subaccount will continue to fluctuate due to portfolio performance, and may exceed the original rebalance percentages you requested. As you consider your overall investment strategy within your policy, you should also consider whether or not to re-allocate the value remaining in the closed subaccount to another investment choice. If you decide to re-allocate the value of the closed subaccount, you will need to provide us with instructions to achieve your goal. Under certain situations involving annuitizations (e.g., policy reached maximum annuity commencement date) if an investment choice is closed to new investment, the amount that would have been allocated thereto will instead be used to purchase annuity units pro-rata in the other investment choices you have purchased accumulation units in and which are open to new investment. Moreover, in certain situations involving death benefit adjustments for continued policies, if an investment choice is closed to new investment, the amount that would have been allocated thereto will instead be allocated pro-rata to the other current investment choices you have value allocated to and which are open to new investment.

In the event of any such substitution or change, Transamerica may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by applicable law, Transamerica also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5)  add new underlying fund portfolios, or substitute a new fund for an existing fund.

The Fixed Account

Purchase payments allocated and amounts transferred to the fixed account become part of Transamerica’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts.

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We guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy specification page (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum, however.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.

If you select the fixed account, your money will be placed with Transamerica’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

We reserve the right to refuse any purchase payment to the fixed account.

Transfers

During the accumulation phase, you may make

transfers to or from any subaccount or to the fixed account within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

●	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.
●	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest purchase payment first.
●	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer. (Note: This restriction may prolong the period of time it takes to transfer the full amount in a guaranteed period option of the fixed account. You should carefully consider whether investment in the fixed account meets your needs and investment criteria.)

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account, must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfers must be received at our Administrative Office while the New York Stock Exchange is open to get same-day pricing of the transaction.

We reserve the right to prohibit transfers to the fixed account if we are crediting the guaranteed minimum.

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The number of transfers permitted may be limited and a $10 charge per transfer may apply.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers may be made by telephone, subject to the limitations described below under “Telephone Transactions.”

Market Timing and Disruptive Trading

Statement of Policy. This variable annuity was not designed to accommodate market timing or frequent or large transfers among the subaccounts or between the subaccounts and the fixed account. (Both frequent and large transfers may be considered disruptive.)

Market timing and disruptive trading can adversely affect you, other owners, beneficiaries and underlying fund portfolios. The adverse effects may include: (1) dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as (a) impeding a portfolio manager’s ability to seek or sustain an investment objective; (b) causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or (c) causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative expenses. These costs are borne by all owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine that you or anyone acting on your behalf is engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

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We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the premium payment or transfer, or series of premium payments or transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more trades or variable insurance products that we believe are connected by owner or persons engaged in trading on behalf of owners.

In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transferred with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.

Please note: If you engage a third party investment adviser for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment adviser in providing these services.

In addition to our internal policies and procedures, we will administer your variable annuity to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

●	impose redemption fees on transfers; or

●	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or

●	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions imposed by the underlying funds or our competitors may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

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In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur despite the imposition of a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by owners (or those acting on their behalf ) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Owners should be aware that we do not monitor transfer requests from owners or persons acting on behalf of owners against, nor do we apply, the frequent trading policies and procedures of the respective underlying fund portfolios that would be affected by the transfers.

Owners should be aware that we are required to provide to an underlying fund portfolio or its payee, promptly upon request, certain information about the trading activity of individual owners, and to restrict or prohibit further purchases or transfers by specific owners or persons acting on their behalf, identified by an underlying fund portfolio as violating the frequent trading policies established for the underlying fund portfolio. Please read the funds’ underlying prospectuses for information about restrictions on transfers.

Omnibus Orders. Owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the

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underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it may affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing or disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

4.	PERFORMANCE

Transamerica periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of a variable accumulation unit by dividing the increase (decrease) for that unit by the value of the variable accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. The deduction of any applicable premium taxes, surrender charges, or rider fees would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges.

Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e. before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

5.	EXPENSES

Note: The following section on expenses and the Annuity Policy Fee Table and expense examples may only apply to policies issued after May 1, 2002. See Appendix C for older policies. Please see your policy to determine your specific expenses.

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses.

After the first year, you can surrender up to the greater of 10% of your purchase payments (less partial surrenders deemed to be from purchase payments) or any gains in the policy once each year free of surrender charges. This amount is referred to as the free amount and is determined at the time of surrender. (The free amount is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If you surrender money in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

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The following schedule shows the surrender charges that apply during the seven years following payment of each purchase payment:

Number of Years Since Purchase Payment Date	Surrender Charge (as a percentage of purchase payment surrendered)
0 – 1	7%
1 – 2	7%
2 – 3	6%
3 – 4	6%
4 – 5	5%
5 – 6	4%
6 – 7	3%
more than 7	0%

For example, assume your purchase payment is $100,000 and your account value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your free amount ($10,000), you would pay a surrender charge of $1,400 on the remaining $20,000 (7% of $30,000 - $10,000).

Likewise, assume your account value is $80,000 (purchase payments $100,000) at the beginning of the second policy year and you surrender your policy.

You would pay a surrender charge of $6,300 [7% of ($100,000 – ($100,000 x 10%))].

You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining account value. You receive your cash value upon full surrender.

For surrender charge purposes, earnings are considered to be surrendered first, then the oldest purchase payment is considered to be surrendered next.

Surrender charges are waived under the Nursing Care and Terminal Withdrawal Option or the Unemployment Waiver.

Keep in mind that surrenders may be taxable, and if made before age 59 1⁄2, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from taxable earnings first. Under qualified policies, surrenders may be prorated between taxable and nontaxable amounts.

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Life with Emergency Cash® Surrender Charge

If you select the Life with Emergency Cash® annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity date. The following schedule shows the current surrender charge:

Number of Years Since Annuity Date	Surrender Charge (as a percentage of adjusted account value)
0 – 1	4%
1 – 2	3%
2 – 3	2%
3 – 4	1%
more than 4	0%

Note carefully the following three things about this surrender charge:

●	this surrender charge is measured from the annuity date and not from the purchase payment date;

●	this surrender charge is a percentage of the adjusted account value applied to the Life with Emergency Cash® annuity payment option, and not a percentage of purchase payment; and

●	under this payment option, there is no surrender charge free amount.

Excess Interest Adjustment

Surrenders and transfers from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option. See “The Fixed Account” in Section 3.

Transfer Fee

You are generally allowed to make 18 free transfers per year before the annuity date. If you make more than 18 transfers per year, we reserve the right to charge $10 for each additional transfer. Purchase payments, Asset Rebalancing and Dollar Cost Averaging transfers do not count as one of your 18 free transfers per year. All transfer requests made on the same valuation day will be treated as a single request. We are currently not charging for transfers, but reserve the right to do so.

Special Service Fees

We will deduct a charge for special services you request.

Mortality and Expense Risk Fees

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefits, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. We may also pay distribution expenses out of this charge.

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During the accumulation phase, for the Return of Premium Death Benefit the daily mortality and expense risk fee is at an annual rate of 1.15%. For the Annual Step-Up Death Benefit, the mortality and expense risk fee is at an annual rate of 1.35%. For the Double Enhanced Death Benefit, the mortality and expense risk fee is at an annual rate of 1.95%. During the income phase, the mortality and expense risk fee is always at an annual rate of 1.10%.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Administrative Charges

We deduct a daily administrative charge to cover the costs of administering the policy (including certain distribution–related expense). This charge is equal to an annual rate of 0.15% per year of the daily net asset value of the variable account during both the accumulation phase and the income phase.

In addition, an annual service charge of $35 (but not more than 2% of the account value) is charged on each policy anniversary and at surrender. The service charge is waived if your account value or the sum of your purchase payments, less all partial surrenders, is at least $50,000.

Prem ium Taxes

Some states assess premium taxes on the purchase payments you make. We currently do not deduct for these taxes at the time you make a purchase payment. However, we will deduct the total amount of premium taxes, if any, from the account value when:

●	you begin receiving annuity payments;

●	you surrender the policy; or

●	a death benefit is paid.

Generally, premium taxes range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee at the time of annuitization, there is a daily fee (during the income phase) currently at an effective annual rate of 1.25% of the unit value of the subaccounts. This fee may be higher or lower at the time you annuitize and elect the rider.

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Additional Death Benefit Rider

If you elect the Additional Death Benefit Rider, there is an annual rider fee during the accumulation phase of 0.25% of the account value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase.

Additional Death Benefit Rider II

If you elect the Additional Death Benefit Rider II, there is an annual rider fee during the accumulation phase of 0.55% of the account value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase.

Liquidity Rider

If you elect the Liquidity Rider, a daily fee equal to an effective annual rate of 0.40% of the unit value in the subaccounts is deducted in calculating the variable accumulation unit values. The rider fee is only charged for the first four policy years.

Premium Accelerator

If you elect the Premium Accelerator, a daily fee at an effective annual rate of 0.20% of the unit value of the subaccounts will be applied. This fee is only deducted for the first nine policy years.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolio. The lowest and highest fund expenses for the previous calendar year are found in the “Fee Table” section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

Revenue We Receive

This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are described further below. While only certain types of payments described below may be made in connection with your particular policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including your policy.

We (and/or our affiliates) may receive some or all of the following types of payments:

●	Rule 12b-1 Fees. We and/or our affiliate, Transamerica Capital, Inc. (“TCI”) who is the principal underwriter for the policies, indirectly receive 12b-1 fees from certain underlying funds available as investment choices under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.35% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.

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●	Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment advisor or sub-adviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that we and our affiliates issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of Support Fees and underlying fund portfolio fees (i.e. sub-transfer agent, Rule 12b-1, and Shareholder Services) that we anticipate will be paid to us on an annual basis:

Incoming Payments to Transamerica and/or TCI
Fund	Maximum Fee % of assets(1)
Dreyfus Variable Investment Fund	0.55%
Dreyfus Stock Index Fund, Inc.	0.47%
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.	0.55%
Dreyfus Investment Portfolios	0.55%
Transamerica Series Trust(2)	0.25%

(1)	Maximum Fee % of Assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on underlying funds invested in subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services provided.
(2)	TST: Because TST is managed by Transamerica Asset Management, Inc. (“TAM”), an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us to provide administrative services to the policy holders who invest in subaccounts that invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2016 we received $223,234,178.31 in benefits from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.

Proceeds from certain of these payments by the underlying Funds, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the policies, see “Distributor of the Policies” in this prospectus.

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6.	ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:

●	by making a surrender (either a complete or partial surrender); or

●	by taking systematic payouts.

Surrenders

If you take a complete surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the account value.

After one year, you may take up to the greater of 10% of your purchase payments (less partial surrenders deemed to be from purchase payments) or any gains in the policy free of surrender charges once each policy year. Remember that any surrender you take will reduce the account value, and the amount of the death benefit. See Section 8, Death Benefit, for more details. A surrender may also reduce other benefits.

Surrenders may be subject to a surrender charge. Surrenders from the fixed account may also be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

Surrenders from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment you select; however, you generally may not take any other surrenders, either complete or partial, unless you elect a Life with Emergency Cash® payment option.

If your policy was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Delay of Payment and Transfers

Payment of any amount due from the variable account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive all required information.

We may defer such payment from the variable account if:

●	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;

●	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

●	the SEC permits a delay for the protection of owners.

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Transfers of amounts from the subaccounts also may be deferred under these circumstances.

In addition, if, pursuant to SEC rules, the Government Money Market Portfolio suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the Government Money Market Portfolio until the portfolio is liquidated.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a purchase payment and/or freeze a policy owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your purchase payment check has cleared your bank.

Excess Interest Adjustment

Money that you transfer out of or surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial), if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer.

Any amount surrendered in excess of the cumulative interest credited is generally subject to an excess interest adjustment.

An excess interest adjustment may also be made on amounts applied to an annuity payment option.

There will be no excess interest adjustment on any of the following:

●	surrenders or transfers of cumulative interest credited;

●	Nursing Care and Terminal Condition Withdrawal Option surrenders;

●	Unemployment Waiver surrenders;

●	surrenders to satisfy any minimum distribution requirements; and

●	Systematic Withdrawal Option payments, which do not exceed cumulative interest credited at the time of payment.

Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.

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The excess interest adjustment may vary for certain policies and may not be applicable for all policies.

Signature Guarantees

As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:

●	Any surrenders over $250,000 unless it is a custodial owned annuity;

●	Any non-electronic disbursement request made on or within 15 days of a change to the address of record for a Policy owner’s account;

●	Any electronic fund transfer instruction changes on or within 15 days of an address change;

●	Any surrender when the Company has been directed to send proceeds to a different personal address from the address of record for that policy owner’s account. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;

●	Any surrender when the Company does not have an originating or guaranteed signature on file unless it is a custodial owned annuity;

●	Any other transaction we require.

We may change the specific requirements listed above, or add signature guarantees in other circumstances, in our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800) 525-6205.

You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in the Medallion signature guarantee program. The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee when required.

7.	ANNUITY PAYMENTS

(THE INCOME PHASE)

You can generally change the annuity commencement date by giving us 30 days notice with the new date or age. Unless required by state law, the latest annuity commencement date generally cannot be after the date specified in your policy unless a later date is agreed to by us. The earliest annuity date is 30 days after you purchase your policy.

Before the annuity date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the policy). Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant’s death, the beneficiary will receive any remaining guaranteed payments.

Your policy may not be “partially” annuitized, i.e., you may not apply a portion of your policy value to an annuity option while keeping the remainder of your policy in force.

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Annuity Payment Options

The policy provides several annuity payments that are described below (these options are not available under the Guaranteed Minimum Income Benefit). You may choose any combination of annuity payments. We will use your adjusted account value to provide these annuity payments. If the adjusted account value on the annuity date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

If you choose to receive fixed payments, then the amount of each payment will be set on the annuity date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Guaranteed Minimum Income Benefit and Initial Payment Guarantee.

A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payments are explained below. Options 1 and 2 are fixed only. Options 3 and 4 can be fixed or variable.

Payment Option 1—Income for a Specified Period. We will make level payments only for a fixed period. No underlying funds will remain at the end of the period.

Payment Option 2—Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 3—Life Income. You may choose between:

●	No Period Certain (fixed or variable)—Payments will be made only during the annuitant’s lifetime.

●	10 Years Certain (fixed or variable)—Payments will be made for the longer of the annuitant’s lifetime or ten years.

●	Guaranteed Return of Policy Proceeds (fixed only)—Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the amount applied to this option.

●	Life with Emergency Cash® (fixed or variable)—Payments will be made during the annuitant’s lifetime. With the Life with Emergency Cash® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency Cash® benefit will continue through age 100 of the surviving joint annuitant.

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The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies, the death benefit ceases on the date the annuitant reaches the IRS age limitation.

Payment Option 4—Joint and Survivor Annuity. You may choose between:

●	No Period Certain (fixed or variable)—Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.
●	Life with Emergency Cash® (fixed or variable)—Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency Cash® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency Cash® benefit will continue through age 100 of the annuitant.

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges.

For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.

Other annuity payments may be arranged by agreement with Transamerica. Some annuity payments may not be available for all policies, all ages, or in all states; or we may limit certain options to ensure they comply with applicable tax law provisions.

If your policy is a qualified policy, payment options 1 and 2 may not satisfy minimum required distributions rules. Consult a tax advisor before electing either of these options.

NOTE CAREFULLY:

IF:

●	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and

●	the annuitant dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

●	we may make only one (two, three, etc.) annuity payments.

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IF:

●	you choose Income for a Specified Period, Life Income with 10 years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

●	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

●	the remaining guaranteed payments will be continued to that person’s beneficiary, or their present value may be paid in a single sum.

However, IF:

●	you choose Life with Emergency Cash®; and

●	the annuitant dies before age 101;

THEN:

●	a Life with Emergency Cash® death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping Transamerica informed of their current address.

You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels) or a later date if agreed to by us. If you do not elect an annuity payment option, the default option will generally be Option 3 Life with 10 Years Certain subject to certain exceptions for qualified policies. If any portion of the default annuitization is a variable payout option, then annuity units will be purchased proportionally based off your available current investment allocations. Please note, all benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization. The only benefits that remain include the guarantees provided under the terms of the annuity option.

8.	DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option (if you pick a variable annuity payment option fees and expenses will apply), or may choose to receive the death benefit via partial withdrawals, or lump sum withdrawal. The guarantees of these death benefits are based on our claims-paying ability.

We will determine the amount of and process the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative Office of satisfactory proof of the annuitant’s death, directions regarding how to process the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). For policies with multiple beneficiaries, we will process when the first beneficiary provides us with due proof of their share of the death proceeds. We will not pay any remaining beneficiary their share until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk until they submit due proof of death. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving “due proof of death.” See OTHER INFORMATION - Abandoned or Unclaimed Property.

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Please Note: Such due proof of death must be received in good order to avoid a delay in processing the death benefit claim. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.

The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once the Company receives due proof of death, then investment in the separate account may be reallocated in accordance with the beneficiary’s instructions.

The Company may permit the beneficiary to give a “one-time” written instruction to reallocate the investments in the separate account to the money market fund after the death of the annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the annuitant’s death.

When We Pay A Death Benefit

We will pay a death benefit IF:

●	you are both the annuitant and sole owner of the policy; and

●	you die before the annuity date.

We will pay a death benefit to you (owner) IF:

●	you are not the annuitant; and

●	the annuitant dies before the annuity date.

If the only person receiving the death benefit is the surviving spouse of the owner, then he or she if eligible, may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All current surrender charges will be waived.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

●	you are not the annuitant; and

●	you die prior to the annuity date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the policy within five years of your death for the adjusted account value minus any applicable rider fees.

Distribution requirements apply to the account value upon the death of any owner. These requirements are detailed in the SAI.

Deaths After the Annuity Date

The death benefit payable, if any, on or after the annuity date depends on the annuity payment option selected.

IF:

●	you are not the annuitant; and

●	you die on or after the annuity date; and

●	the entire interest in the policy has not been paid;

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THEN:

●	the remaining portion of such interest in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

●	annuity payments under the Life with Emergency Cash®; and

●	annuitant dies before age 101 (or earlier, if a qualified policy);

THEN:

●	a Life with Emergency Cash® death benefit will be paid.

Succession of Ownership

If any owner dies during the accumulation phase, the annuitant will become the new owner.

Spousal Continuation

If the sole primary beneficiary is the spouse, upon the owner’s or the annuitant’s death, the beneficiary may elect to continue the policy in his or her own name. Upon the annuitant’s death if such election is made, the policy value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the annuitant. Any excess of the death benefit amount over the policy value will be allocated to each applicable investment option in the ratio that the policy value in the investment option bears to the total policy value. The terms and conditions of the policy that applied prior to the annuitant’s death will continue to apply, with certain exceptions described in the policy. For purposes of the death benefit on the continued policy, the death benefit is calculated in the same manner as it was prior to continuation on the date the spouse continues the policy. See TAX INFORMATION – Same Sex Relationships for more information concerning spousal continuation involving same sex spouses.

For these purposes, if the sole primary beneficiary of the policy is a revocable grantor trust and the spouse of the owner/annuitant is the sole grantor, trustee, and beneficiary of the trust and the trust is using the spouse of the owner/annuitant’s social security number at the time of claim, she or he shall be treated as the owner/annuitant’s spouse. In those circumstances, the owner/annuitant’s spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.

For these purposes, if the owner is an individual retirement account within the meaning of IRC sections 408 or 408A, if the annuitant’s spouse is the sole primary beneficiary of the annuitant’s interest in such account. In those circumstances, the policy will continue after the annuitant’s death and the annuitant’s spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.

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Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law. The amount of the death benefit depends on the guaranteed minimum death benefit option you chose when you bought the policy. The death benefit will generally be the greatest of:

●	account value on the date we receive the required information; or

●	cash value on the date we receive the required information (this will be more than the account value if there is a positive excess interest adjustment that exceeds the surrender charge); or

●	guaranteed minimum death benefit (discussed below), plus purchase payments (after the date of death), less gross partial surrenders from the date of death to the date the death benefit is paid.

Please note, the death benefit terminates upon annuitization and there is a mandatory annuitization date.

Guaranteed Minimum Death Benefit

NOTE: The following generally applies, depending on the state of issue, to policies issued after May 1, 2002. For other policies, see Appendix C. Please see your policy to determine your specific coverage.

After the policy is issued, you cannot make an election and the death benefit cannot be changed from the death benefit option selected on your policy application.

A.	Double Enhanced Death Benefit

The death benefit under this option is the greater of 1 or 2 below:

1.	The 2% Annually Compounding through age 80 Death Benefit is:

●	the total purchase payments; less

●	any adjusted partial surrenders accumulated at an effective annual rate of 2% from the date any purchase payment is made or the date the adjusted partial surrender taken to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday.

2.	On each policy anniversary before annuitant’s 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. The death benefit is equal to:

●	the largest account value on the policy date or on any policy anniversary before the earlier of the date of the annuitant’s death or the annuitant’s 81st birthday; plus

●	any purchase payments since that date; minus

●	any adjusted partial surrenders since that date.

The Annual Step-Up Death Benefit is not available if the annuitant is 75 or older on the policy date (and the owner is 75 or older on the policy date).

There is an extra charge for this death benefit of 0.80% annually, for a total mortality and expense risk fee of 1.95%.

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B.	Annual Step-Up Death Benefit

On each policy anniversary before annuitant’s 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. The death benefit is equal to:

●	the largest account value on the policy date or on any policy anniversary before the earlier of the date of the annuitant’s death or the annuitant’s 81st birthday; plus
●	any purchase payments since that date; minus
●	any adjusted partial surrenders since that date.

The Annual Step-Up Death Benefit is not available if you or the annuitant is 75 or older on the policy date. There is an extra charge for this death benefit of 0.20% annually, for a total mortality and expense risk fee of 1.35%.

C.	Return of Premium Death Benefit

The Return of Premium Death Benefit is equal to:

●	total purchase payments; less

●	any adjusted partial surrenders as of the date of death.

The Return of Premium Death Benefit will be in effect if you do not choose one of the other death benefit options on the policy application. The charges are lower for this option.

The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the account value at the time of the surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total purchase payments. We have included a detailed explanation of this adjustment in the SAI. This is referred to as “adjusted partial surrender” in your policy. If you have a qualified policy, minimum required distribution rules may require you to request a partial surrender.

9.	TAX INFORMATION

NOTE: We have prepared the following information on federal taxes as a general discussion of the subject. It is not intended as tax advice to any taxpayer. The federal tax consequences discussed herein reflects our understanding of current law, and the law may change. No representation is made regarding the likelihood of continuation of the present federal tax law or of the current interpretations by the Internal Revenue Service. The discussion briefly references federal estate, gift and generation-skipping transfer taxes, but principally discusses federal income taxes. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the policy. You should consult your own tax adviser about your own circumstances.

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Introduction

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code (the “Code”) for annuities. Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until withdrawn. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes. Thus, the owner must generally include in income any increase in the account value over the investment in the policy during each taxable year.

There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.

If you purchase the policy as an individual retirement annuity or as part of a 403(b) plan, 457 plan, a pension plan, a profit sharing plan (including a 401(k) plan), or certain other employer sponsored retirement programs, your policy is referred to as a qualified policy. There is no additional tax deferral benefit derived from placing qualified underlying funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate. To the extent there is a conflict between a plan’s provisions and a policies provisions, the plan’s provisions will control.

If you purchase the policy other than as part of any arrangement described in the preceding paragraph, the policy is referred to as a nonqualified policy.

You will generally not be taxed on increases in the value of your policy, whether qualified or non-qualified, until a distribution occurs (e.g., as a surrender, withdrawal, or as annuity payments). However, you may be subject to current taxation if you assign or pledge or enter into an agreement to assign or pledge any portion of the policy. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. All amounts received from the policy that are includible in income are taxed at ordinary income rates: no amounts received from the policy are taxable at the lower rates applicable to capital gains.

The Internal Revenue Service (“IRS”) has not reviewed the policy for qualification as an IRA annuity, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.

The value of living and death benefit options and riders elected may need to be taken into account in calculating minimum required distributions from a qualified plan/or policy.

We may occasionally enter into settlements with owners and beneficiaries to resolve issues relating to the policy. Such settlements will be reported on the applicable tax form (e.g., Form 1099) provided to the taxpayer and the taxing authorities.

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Taxation of Us

We are at present taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account. We may benefit from any dividends received or foreign tax credits attributable to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under federal tax law.

Tax Status of a Nonqualified Policy

Diversification Requirements. In order for a non-qualified variable policy which is based on a segregated asset account to qualify as an annuity policy under Section 817(h) of the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations apply a diversification requirement to each of the subaccounts. Each separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations but we do not have control over the underlying fund portfolio companies. The policy owners bear the risk that the entire policy could be disqualified as an annuity policy under the Code due to the failure of a subaccount to be deemed to be “adequately diversified.”

Owner Control. In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. In Revenue Ruling 2003-91, the IRS stated that whether the owner of a variable policy is to be treated as the owner of the assets held by the insurance company under the policy will depend on all of the facts and circumstances. Revenue Ruling 2003-91 also gave an example of circumstances under which the owner of a variable policy would not possess sufficient control over the assets underlying the policy to be treated as the owner of those assets for federal income tax purposes. To the extent the circumstances relating to the issuance and ownership of a policy vary from those described in Revenue Ruling 2003-91, owners bear the risk that they will be treated as the owner of Separate Account assets and taxed accordingly.

We believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets. Concerned owners should consult their own tax advisers regarding the tax matter discussed above.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity starting date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity starting date, the entire interest in the policy must generally be distributed (1) within 5 years after such owner’s date of death or (2) be used to provide payments to a designated beneficiary for the life of the beneficiary or for a period not extending beyond the life

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expectancy of the beneficiary. The designated beneficiary must be an individual and payments must begin within one year of such owner’s death. However, if upon such owner’s death the owner’s surviving spouse is the sole beneficiary of the policy, then the policy may be continued with the surviving spouse as the new owner. If any owner is not a natural person (except in the case of certain grantor trusts), then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner.

In certain instances a designated beneficiary may be permitted to elect a “stretch” payment option as a means of disbursing death proceeds from a non-qualified annuity. The only method the Company uses for making distribution payments from a non-qualified “stretch” payment option is the required minimum distribution method as set forth in Revenue Ruling 2002-62. The applicable payments are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1.

The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Taxation of a Nonqualified Policy

The following discussion assumes the policy qualifies as an annuity policy for federal income tax purposes.

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value as collateral for a loan, generally will be treated as a distribution of such portion. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the policy”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these rules with a competent tax adviser. A policy owned by a trust using the grantor’s social security number as its taxpayer identification number will be treated as owned by the grantor (natural person) for the purposes of our application of Section 72 of the Code. Consult a tax adviser for more information on how this may impact your policy.

Different Individual Owner and Annuitant

If the owner and annuitant on the policy are different individuals, there may be negative tax consequences to the owner and/or beneficiaries under the policy if the annuitant predeceases the owner including, but not limited, to the assessment of penalty tax and the loss of certain death benefit distribution options. You may wish to consult your legal counsel or tax adviser if you are considering designating a different individual as the annuitant on your policy to determine the potential tax ramifications of such a designation.

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Annuity Starting Date

This section makes reference to the annuity starting date as defined in Section 72 of the Code and the applicable regulations. Generally, the definition of annuity starting date will correspond with the definition of annuity commencement date used in your policy and the dates will be the same. However, in certain circumstances, your annuity starting date and annuity commencement date will not be the same date. If there is a conflict between the definitions, we will interpret and apply the definitions in order to ensure your policy maintains its status as an annuity policy for federal income tax purposes. You may wish to consult a tax adviser for more information on when this issue may arise.

It is possible that at certain advanced ages a policy might no longer be treated as an annuity policy if the policy has not been annuitized before that age or have other tax consequences. You should consult with a tax adviser about the tax consequences in such circumstances.

Taxation of Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

●	Fixed payments-by dividing the “investment in the policy” on the annuity starting date by the total expected return under the policy (determined under Treasury regulations) for the term of the payments. This is the percentage of each annuity payment that is excludable.

●	Variable payments-by dividing the “investment in the policy” on the annuity starting date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the policy” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income. The “investment in the policy” is generally equal to the premiums you pay for the policy, reduced by any amounts you have previously received from the policy that are excludible from gross income.

If you select more than one annuity payment option, special rules govern the allocation of the policy’s entire “investment in the policy” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity starting date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the policy” as of the annuity starting date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction on your tax return.

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Taxation of Surrenders and Partial Withdrawals-Nonqualified Policies

When you surrender your policy, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the policy.” The “investment in the policy” is generally equal to the premiums you pay for the policy, reduced by any amounts you have previously received from the policy that are excludible from gross income. Partial withdrawals are generally treated first as taxable income to the extent of the excess in the policy value over the “investment in the policy.” Distributions made under the systematic payout option are treated for tax purposes as partial withdrawals, not annuity payments. In general, loans, pledges, and collateral assignments as security for a loan are taxed in the same manner as partial withdrawals and surrenders. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. All taxable amounts received under a policy are subject to tax at ordinary rather than capital gain tax rates.

If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your account value immediately before a policy withdrawal (or a transaction taxed like a withdrawal) may have to be increased by any positive excess interest adjustments that result from the transaction. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax adviser.

The Code also provides that amounts received from the policy that are includible in gross income (including the taxable portion of some annuity payments) may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrender withdrawals and other amounts will be exempt from the penalty tax. Amounts received that are not subject to the penalty tax include, among others, any amounts: (1) paid on or after the taxpayer reaches age 59 1⁄2; (2) paid after an owner (or where the owner is a non-natural person, an annuitant dies; (3) paid if the taxpayer becomes disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) over the life of the taxpayer or the joint life of the taxpayer and the taxpayer’s designated beneficiary; (5) paid under an immediate annuity; or (6) which come from premium payments made prior to August 14, 1982. Regarding the disability exception, because the Company cannot verify that the owner is disabled, the Company will report such withdrawals to the IRS as early withdrawals with no known exception from the penalty tax.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You may wish to consult a tax adviser for more information regarding the imposition of penalty tax.

Guaranteed Lifetime Benefits

For policies with a guaranteed lifetime benefit or guaranteed maximum accumulation benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. It is possible that the withdrawal base (with respect to the guaranteed lifetime benefits) and the guaranteed future value (with respect to the guaranteed maximum accumulation benefit) could be taken into account to determine the policy value that is used to calculate the amount of the distribution that would be included in income. The proper treatment of the Income Enhancement Option under a guaranteed lifetime benefit is unclear. It is possible that the IRS could determine that the benefit provides some form of long term care insurance. In the event, (1) you could be treated as in receipt of some amount of income attributable to the value of the benefit even though you have not received a payment from your policy, and (2) the amount of income attributable to guaranteed lifetime withdrawal payments could be affected. In view of this uncertainty, you should consult a tax adviser with any questions.

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Aggregation

All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner (policyholder) during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution (other than annuity payments) occurs. If you are considering purchasing multiple policies from us (or our affiliates) during the same calendar year, you may wish to consult with your tax adviser regarding how aggregation will apply to your policies.

Tax-Free Exchanges of Nonqualified Policies

We may issue the nonqualified policy in exchange for all or part of another annuity policy that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the policy immediately after the exchange will generally be the same as that of the annuity policy exchanged, increased by any additional premium payment made as part of the exchange. Your policy value immediately after the exchange may exceed your investment in the policy. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the policy (e.g., as a partial withdrawal, surrender, annuity income payment, or death benefit).

If you exchange part of an existing policy for the policy, and within 180 days of the exchange you receive a payment other than certain annuity payments (e.g., you make a partial withdrawal) from either policy, the exchange may not be treated as a tax free exchange. Rather, some or all of the amount exchanged into the policy could be includable in your income and subject to a10% penalty tax.

You should consult your tax advisor in connection with an exchange of all or part of an annuity policy for the policy, especially if you may make a withdrawal from either policy within 180 days after the exchange.

Medicare Tax

Distributions from nonqualified annuity policies will be considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts. The Company is required to report distributions made from nonqualified annuity policies as being potentially subject to this tax. While distributions from qualified policies are not subject to the tax, such distributions may be includable in income for purposes of determining whether certain Medicare Tax thresholds have been met. As such, distributions from your qualified policy could cause your other investment income to be subject to the tax. Please consult a tax adviser for more information.

Same Sex Relationships

Same sex couples have the right to marry in all states. The parties to each marriage that is valid under the law of any state will each be treated as a spouse as defined in this policy. Until further guidance from the IRS, individuals in other arrangements, such as civil unions, registered domestic partnerships, or other similar arrangements, that are not recognized as marriage under the relevant state law, will not be treated as married or as spouses as defined in this policy. Therefore, exercise of the spousal continuation provisions of this policy or any riders by individuals who do not meet the definition of “spouse” may have adverse tax consequences and/or may not be permissible. Please consult a tax adviser for more information on this subject.

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Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of your death or the death of the annuitant. Generally, such amounts should be includable in the income of the recipient: (1) if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; (2) if distributed via partial withdrawals, these amounts are taxed in the same manner as partial surrenders; or (3) if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the exchange of a policy and certain other transactions, or a change of annuitant other than the owner, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transaction or designation should policy a competent tax adviser with respect to the potential tax effects.

Separate Account Charges

It is possible that the IRS may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the IRS may treat fees associated with certain optional benefits as a taxable partial withdrawal, which might also be subject to a tax penalty if the partial withdrawal occurs prior to age 59 1⁄2. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable partial withdrawals, the tax rules associated with these benefits are unclear, and we advise that you consult your tax adviser prior to selecting any optional benefit under the policy.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

Beginning in 2017, the federal estate tax, gift tax and generation skipping transfer (“GST”) tax exemption and maximum rate is $5,490,000, indexed for inflation, and 40%, respectively.

There is no guarantee that the transfer tax exemptions and maximum rates will remain the same in the future. The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a competent legal adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the policy in detail, a purchaser should keep in mind that the value of an annuity policy owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity policy, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

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Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.

Qualified Policies

The qualified policy is designed for use with several types of tax-qualified retirement plans which are briefly described below. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1⁄2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. The distribution rules under Section 72(s) of the Code do not apply to annuities provided under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code, but other, similar rules may. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, employers, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.

Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code for the year, except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders according to the requirements in the IRS regulations (minimum required distributions) must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1⁄2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the individual retirement annuity (other than nondeductible contributions) generally are taxed only when distributed from the annuity. Distributions prior to age 59 1⁄2 (unless certain exceptions apply) are subject to a 10% penalty tax.

SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions. Subject to certain exceptions, distributions prior to age 59 1⁄2 are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements as provided by Section 408(k) of the Code. Distributions from SEP IRAs are subject to the same rules that apply to IRA distributions and are taxed as ordinary income.

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The IRS has not reviewed this policy for qualification as a traditional IRA SIMPLE IRA or SEP IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA, a traditional IRA or other allowed qualified plan. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The ability to make cash contributions to Roth IRAs is available to individuals with earned income and whose modified adjusted gross income is under a specified dollar amount for the year. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is an amount specified in the Code for the year. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after one of the following: attaining age 59 1⁄2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Please note that specific tax ordering rules apply to Roth IRA distributions. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

The IRS has not reviewed this policy for qualification as a Roth IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are generally excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989, unless certain events have occurred. Specifically distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1⁄2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59 1⁄2. For policies issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

Employers using the policy in connection with Section 403(b) plans may wish to consult with their tax adviser.

Pursuant to tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request from a 403(b) policy comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.

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Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.

Deferred Compensation Plans. Section 457(b) of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans established and maintained by state and local governments (and their agencies and instrumentalities) and tax exempt organizations. Under such plans a participant may be able to specify the form of investment in which his or her participation will be made. For non-governmental Section 457(b) plans, all such investments, however, are typically owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457(b) plan obligations. In general, all amounts received under a non- governmental Section 457 plan are taxable in the year paid (or in the year paid or made available in the case of a non-governmental 457(b) plan). Distributions from non-governmental 457(b) plans are subject to federal income tax withholding as wages distributions from governmental 457(b) plans are subject to withholding as “eligible rollover distributions” as described in the section entitled “Withholding” below. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties. Deferred compensation plans of governments and tax-exempt entities that do not meet the requirements of Section 457(b) are taxed under Section 457(f), which means compensation deferred under the plan is included in gross income in the first year in which the compensation is not subject to a substantial risk of forfeiture.

Ineligible Owners-Qualified

We currently will not issue new policies to/or for the following plans: 403(a), 403(b), 412(i)/412(e)(3), 419, 457 (we will in certain limited circumstances accept

457(f) plans), employee stock ownership plans, Keogh/H.R.-10 plans and any other types of plans at our sole discretion.

Taxation of Surrenders and Partial

Withdrawals – Qualified Policies

In the case of a withdrawal under a qualified policy (other than from a deferred compensation plan under Section 457 of the Code), a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the policy” to your total account balance or accrued benefit under the retirement plan. Your “investment in the policy” generally equals the amount of any non-deductible premium payments made by you or on your behalf. If you do not have any non-deductible premium payments, your investment in the policy will be treated as zero.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59 1⁄2, unless you meet one of the exceptions to this rule which are similar to the penalty exceptions for distributions from nonqualified policies discussed above. However, the exceptions applicable for qualified policies differ from those provided to nonqualified policies. You may wish to consult a tax adviser for more information regarding the application of these exceptions to your circumstances. The terms of the plan may limit the rights otherwise available to you under the policy.

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Qualified Plan Required Distributions

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1⁄2 or (ii) retires, and must be made in a specified form or manner. If a participant is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA which is not subject to the lifetime required minimum distribution rules), distributions generally must begin no later than April 1 of the year following the calendar year in which the owner (or plan participant) reaches age 70 1⁄2. The actuarial present value of death and/or living benefit options and riders elected may need to be taken into account in calculating minimum required distributions. Consult a competent tax adviser before purchasing an optional living or death benefit.

Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. We do not attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

The Code generally requires that interest in a qualified policy be non-forfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax adviser before purchasing a bonus rider as part of a qualified policy.

You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.

Optional Living Benefits

For policies with a guaranteed lifetime withdrawal benefit or a guaranteed maximum accumulation benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may impact the value of these optional benefits. Additionally, the actions of the qualified plan as policy holder may cause the qualified plan participants to lose the benefit of the guaranteed lifetime withdrawal benefit. In view of this uncertainty, you should consult a tax adviser before purchasing this policy as a qualified policy.

Withholding

The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The amount of withholding varies according to the type of distribution. The withholding rates applicable to the taxable portion of periodic payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. A 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. For qualified

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policies, taxable “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities and government 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or 403(b) tax-sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) an non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Annuity Purchases by Residents of Puerto Rico

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity policies issued by a Puerto Rico branch of a United States life insurance company is U.S. source income that is generally subject to United States federal income tax.

Annuity Policies Purchased by Non-resident Aliens and Foreign Corporations

The discussion above provides general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation for any annuity policy purchase.

Foreign Account Tax Compliance Act (“FATCA”)

If the payee of a distribution from the policy is a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Code as amended by the Foreign Account Tax Compliance Act (“FATCA”), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial owner of the policy or the distribution. The rules relating to FATCA are complex and a tax advisor should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the policy.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.

We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive.

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10.	ADDITIONAL FEATURES

Systematic Withdrawal Option

You can select at any time (during the accumulation phase) to receive regular payments from your policy by using the Systematic Withdrawal Option. Under this option, you can receive the greater of (1) or (2), divided by the number of payouts made per year, where:

(1)	is up to 10% (annually) of your purchase payments (less partial surrenders deemed to be from purchase payments); and

(2)	is any gains in the policy.

This amount may be taken free of surrender charges. Any payment in excess of the cumulative interest credited at the time of the payment may be subject to an excess interest adjustment.

Payments can be made monthly, quarterly, semi-annually, or annually. Each payment must be at least $50. Monthly and quarterly payments may be required to be taken by electronic underlying funds transfer directly to your checking or savings account.

If you request an additional surrender while a Systematic Withdrawal Option is in effect, the Systematic Withdrawal Option will terminate. There is no charge for this benefit.

Guaranteed Minimum Income Benefit

The Guaranteed Minimum Income Benefit (GMIB Rider) is no longer available, but policy owners who elected the GMIB prior to January 24, 2003, can still upgrade. If you upgrade, the annual effective interest rate is currently 4% per year. See Appendix F.

The Guaranteed Minimum Income Benefit may vary by state.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your policy. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

If you do not elect the Initial Payment Guarantee, then the amounts of the stabilized payments you receive will not be guaranteed.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

Under the Initial Payment Guarantee, you receive stabilized annuity payments that are guaranteed to never be less than a percentage of the initial payment (i.e., the guaranteed payment). Once the Initial Payment Guarantee is added, the guaranteed percentage will not change during the life of the Initial Payment Guarantee.

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Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values after the annuity date.

The Initial Payment Guarantee fee is currently equal to an effective annual rate of 1.25% of the unit value in the subaccounts. The fee may be higher (or lower) at the time you annuitize. We can change the fee, and you pay whatever the fee is when you annuitize.

Other Terms and Conditions. You may purchase the Initial Payment Guarantee only at the time you annuitize your policy. You cannot terminate this payment guarantee (or eliminate the charge for it) after you have selected this option.

The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary for certain policies and may not be available for all policies, in all states, or at all times.

Additional Death Benefit Rider

The optional Additional Death Benefit (“ADB”) Rider pays an additional amount (based on earnings since the rider was issued) when a death benefit is payable under your policy, in certain circumstances. The ADB Rider is only available for issue ages through age 80. This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a non-qualified annuity under which death benefits are being distributed under a stretch withdrawal option.

ADB Rider Amount. The ADB Rider is only payable if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy.

The ADB Rider is equal to:

●	the ADB Rider factor (see below); multiplied by

●	the rider earnings on the date the death benefit is calculated.

Rider earnings equal:

●	the account value on the date of death; minus

●	account value on the rider date; minus

●	purchase payments after the rider date; plus

●	surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the ADB Rider if there are no rider earnings on the date the death benefit is calculated.

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If you purchased your policy as part of a 1035 exchange or added the ADB Rider after you purchased the policy, rider earnings do not include any gains before the 1035 exchange or the date the ADB Rider was added to your policy. The ADB Rider factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80.

No benefit is paid under this rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.

For purposes of computing taxable gains, both the death benefit payable under the policy and the ADB Rider will be considered.

Please see Appendix D for an example which illustrates the ADB Rider payable as well as the effect of a partial surrender on the ADB Rider.

Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving a death benefit and the ADB Rider Amount, the spouse will generally receive a one-time account value increase equal to the ADB Rider Amount. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as he or she is under the age of 80 if the ADB Rider is still being offered. Certain owners may have the option to continue the rider without receiving the one-time account value increase.

Rider Fee. A rider fee, 0.25% of the account value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the ADB Rider would not pay any benefit (because there are no rider earnings).

Termination. The rider will remain in effect until:

●	you cancel it by notifying our service center in writing,

●	the policy is annuitized or surrendered, or

●	the ADB Rider is paid or added to the account value under a spousal continuation.

Once terminated, the ADB Rider may be re-elected if still being offered, however, a new rider will be issued and the ADB Rider Amount will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and IRAs. Consult a tax adviser before electing this rider.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

The ADB Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly: For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.

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Additional Death Benefit Rider II

The optional Additional Death Benefit Rider II (“ADB-II”) rider pays an additional amount (based on earnings since the rider was issued) when a death benefit is payable under your policy, in certain circumstances. The ADB-II rider is available only for issue ages through age 75. This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a non-qualified annuity under which death benefits are being distributed under a stretch withdrawal option.

ADB-II Amount. The ADB-II rider is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:

●	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all rider fees paid since the rider date.

●	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.

The rider benefit base at any time is equal to the account value less any purchase payments added after the rider date.

The rider benefit percentage may vary, but currently equals 30% for issue ages 0 – 70 and 20% for issue ages 71 – 75.

No benefit is payable under the ADB- II if the account value on the date the death benefit is paid is less than the purchase payments after the rider date.

For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.

Please see Appendix E for an example which illustrates the additional death benefit payable as well as the effect of a partial surrender on the additional benefit.

Spousal Continuation. If a spouse is eligible and elects to continue the policy as the new owner instead of receiving the death benefit and additional benefit, the spouse will generally receive a one-time account value increase equal to the additional benefit. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as he or she is under the age of 76 if the ADB-II is still being offered. Certain owners may have the option to continue the rider without receiving the one-time account value increase.

Rider Fee. A rider fee, currently 0.55% of the account value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the rider would not pay any benefits.

Termination. The rider will remain in effect until:

●	you cancel it by notifying our service center in writing,

●	the policy is annuitized or surrendered, or

●	the additional death benefit is paid or added to the account value under a spousal continuation.

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If terminated no more than 90 days after policy issue, you may re-elect the ADB-II within 90 days of policy issuance if it is still being offered.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and IRAs. Consult a tax adviser before electing this rider.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

The ADB-II may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly: For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.

Liquidity Rider

The optional Liquidity Rider reduces the number of years each purchase payment is subject to surrender charges. This rider was only available at the time you purchased the policy.

Surrender Schedule. The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:

Number of Years Since Purchase Payment Date	Surrender Charge (as a percentage of purchase payment surrendered)
0 – 1	7%
1 – 2	7%
2 – 3	6%
3 – 4	6%
more than 4	0%

Rider Fee. A rider fee equal to an effective annual rate of 0.40% of the daily net asset value in the subaccounts is deducted in calculating the variable accumulation unit values. The rider fee is only charged for the first four policy years. In addition, interest credited to the fixed account may be lower than interest credited to the policy without the Liquidity Rider.

Variable Accumulation Unit Values. After the end of the fourth policy year, the 0.40% rider fee will no longer be assessed. We intend to administer the removal of the 0.40% charge by changing to a different class of variable accumulation units. This will result in adjusting the number of variable accumulation units and adjusting the unit value of the subaccounts in which you were invested at the end of the fourth policy year. The elimination of the fee and the adjustment in the number of variable accumulation units and unit values will not affect policy values.

Performance Data. The Historical Performance Data in the SAI and in other marketing material does not reflect the fee for the Liquidity Rider. Performance figures would be lower if the fee were included.

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Termination. The rider is irrevocable.

The Liquidity Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly: For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.

Premium Accelerator Rider

The Premium Accelerator rider was only available at the time you purchased your policy and only if you were age 75 or younger. If you elect the Premium Accelerator rider at issue, the initial purchase payment and each subsequent purchase payment will receive a Premium Accelerator which is added to the account value. The Premium Accelerator is currently 2.25%; however, we may change the accelerator rate at any time. The amount of the Premium Accelerator is not considered a purchase payment and therefore may not be included in the calculation of certain policy features. No Premium Accelerator will apply if the policy is canceled pursuant to the right to cancel provision.

In certain unusual circumstances, you might be worse off because of the Premium Accelerator. This could happen if the overall investment performance of your policy is negative (if the overall investment performance of your policy is positive you would be better off). This could also happen if the market does not perform well enough to offset the additional costs associated with the Premium Accelerator.

Rider Fee. There is a daily charge for the Premium Accelerator at an effective annual rate of 0.20% of the unit value in the subaccounts, but this fee is only deducted for the first nine policy years. Also, interest credited to the fixed account may be lower than interest credited to the policy without the Premium Accelerator rider. In addition to this fee, the surrender charge is higher and lasts longer if you elect the rider. In addition to the Rider Fee, Transamerica may use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the Premium Accelerator.

The following schedule shows the surrender charges that apply during the nine years following payment of each purchase payment if you elect the Premium Accelerator rider:

Number of Years Since Purchase Payment Date	Surrender Charge (as a percentage of purchase payment surrendered)
0 – 1 1 – 2 2 – 3 3 – 4 4 – 5 5 – 6 6 – 7 7 – 8 8 – 9 more than 9	9% 8% 7% 6% 5% 4% 3% 2% 1% 0%

You cannot elect both the Liquidity Rider and the Premium Accelerator rider.

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Termination. The rider is irrevocable.

The Premium Accelerator rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly: For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.

Nursing Care and Terminal Condition Withdrawal Option

No surrender charges or excess interest adjustment will apply if you make a surrender ($1000 minimum), under certain circumstances, because you or your spouse has been:

●	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or

●	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase). There is no charge for this benefit.

There is no restriction on the maximum amount you may surrender under this benefit.

The Nursing Care and Terminal Condition Withdrawal Option may vary for certain policies and may not be available for all policies, in all states, or at all times.

Unemployment Waiver

No surrender charges or excess interest adjustment will apply to surrenders after you or your spouse become unemployed in certain circumstances, because you were terminated, laid off, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:

●	employed full time for at least two years prior to becoming unemployed;

●	employed full time on the policy date;

●	unemployed for at least 60 days in a row at the time of surrender;

●	the policy must have a minimum cash value at the time of surrender of $5,000; and

●	you (or your spouse) must be receiving unemployment benefits.

You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. There is no charge for this benefit.

There is no restriction on the maximum amount you may surrender under this benefit.

The Unemployment Waiver may vary for certain policies and may not be available for all policies, in all states or at all times.

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Telephone Transactions

You may generally make transfers and change the allocation of additional purchase payments by telephone.

If you authorize your registered representative to make transfers and change the allocation of additional purchase payments by telephone:

●	select the Owner(s) and Owners Registered Representative box on the “Telephone Transfer Authorization” form.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for losses resulting from telephone requests that we believe are genuine. We reserve the right to revoke your telephone transaction privileges at any time without revoking all owners’ telephone transfer privileges.

We may deny the telephone transaction privileges to market timers and frequent or disruptive traders.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss. Dollar Cost Averaging programs that may be available under your policy:

●	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started. A minimum of $500 per transfer is required. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly. You can elect to transfer from the fixed account, money market or other specified subaccount.

●	Special—You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment choice into a Special Dollar Cost Averaging program. This program is only available for new purchase payments, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program. A minimum of $500 per transfer is required ($3,000 or $6,000 to start a 6-month or 12-month program, respectively).

A Dollar Cost Averaging program will begin the next business day after we have received in good order all necessary information and the minimum required amount. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order. Please note, Dollar Cost Averaging programs will not begin on the 29th, 30th, or 31st. If a program would have started on one of those dates, it will start on the 1st business day of the following month. If we receive additional purchase payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.

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NOTE CAREFULLY:

New Dollar Cost Averaging instructions are required to start a new Dollar Cost Averaging program once the previous Dollar Cost Averaging program has completed. Additional purchase payments, absent new allocation instructions, received after a Dollar Cost Averaging program has completed, will be allocated according to the current purchase payment allocations at that time but will not reactivate a completed Dollar Cost Averaging program.

If:

●	We do not receive all necessary information to begin or restart a Dollar Cost Averaging program.

Then:

●	Any amount allocated to a fixed source will be invested in that fixed source but will be transferred to the money market investment option within 30 days of allocation to fixed source if new Dollar Cost Averaging Instructions are not received;

●	Any amount allocated to a variable source will be invested in that variable source and will remain in that variable investment option; and

●	New Dollar Cost Averaging instructions will be required to begin a Dollar Cost Averaging program.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions. Transfers from a Dollar Cost Averaging fixed source are not subject to an excess interest adjustment. A Dollar Cost Averaging program can be used in conjunction with Asset Rebalancing and a guaranteed lifetime withdrawal benefit (subject to any investment restrictions involving the source). There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies, in all states or at all times. See your policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

There is no charge for this benefit.

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11.	OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can generally change the owner at any time by notifying us in writing at our Administrative Office. If we do not have an originating signature or guaranteed signature on file or if the Company suspects fraud, we may require a notarized signature. There may be limitations on your ability to change the ownership of a qualified policy. An ownership change may be a taxable event.

Right to Cancel Period

You may return your policy for a refund, but only if you return it within a prescribed period, which is generally at least 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the purchase payments paid and accumulated gains or losses in the variable account. Please note, we will not credit interest on amounts that you allocate to the fixed account if you return your policy for a refund during the right to cancel period. If state law requires, we will refund your original purchase payment(s). We will pay the refund within 7 days after we receive written notice of cancellation and the returned policy (at our Administrative Office) within the applicable time period. The policy will then be deemed void.

Sending Forms and Transaction Requests in Good Order

We cannot process your requests for transactions relating to the policy until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all policy Owners (exactly as registered on the policy), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to purchase requests, “good order” also generally includes receipt of sufficient underlying funds to affect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirement at any time.

“Received” or receipt in good order generally means that everything necessary must be received by us, at our Administrative Office specified in the Glossary of Terms. We reserve the right to reject electronic transactions that do not meet our requirements.

Mixed and Shared Funding

The underlying fund portfolios may serve as investment vehicles for variable life insurance policies, variable annuity policies and retirement plans (“mixed funding”) and shares of the underlying fund portfolios also may be sold to separate accounts of other insurance companies (“shared funding”). While the Company currently does not foresee any disadvantages to owners and participants arising from either mixed or shared funding, it is possible that the interests of owners of various policies and/or participants in various plans for which the underlying fund portfolios serve as investments might at some time be in conflict. The Company and each underlying fund portfolio’s Board of Directors

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intend to monitor events in order to identify any material conflicts and to determine what action, if any, to take. Such action could include the sale of underlying fund portfolio shares by one or more of the separate accounts, which could have adverse consequences. Such action could also include a decision that separate underlying funds should be established for variable life and variable annuity separate accounts. In such an event, the Company would bear the attendant expenses, but owners and plan participants would no longer have the economies of scale resulting from a larger combined fund. Please read the prospectuses for the underlying fund portfolios, which discuss the underlying fund portfolios’ risks regarding mixed and shared funding, as applicable.

Exchanges and/or Reinstatements

You can generally exchange a non-qualified annuity for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code, or transfer qualified annuities directly to another life insurance company as a “trustee-to-trustee transfer”. Before making the exchange or transfer, you should compare both annuities carefully. Remember that if you exchange or transfer an annuity policy for the policy described in this prospectus, then you might have to pay a surrender charge and tax, including a penalty tax, on your old annuity policy; and there may be a new surrender charge period under this annuity and other fees and charges may be higher (or lower) under this policy, and the benefits under this policy may be different. You should not exchange or transfer another annuity policy for this policy unless you determine, after knowing all of the facts, that the exchange or transfer is in your best interest and not just better for the person trying to sell you this policy. If you decide to purchase this policy through a exchange or transfer, you should speak to your financial professional or tax advisor to make sure that the transaction will be tax free. If you surrender your old annuity policy for cash and then buy a new annuity policy, for example, you may have to pay tax on the surrender.

You may ask us to reinstate your policy after such an exchange, transfer, full or partial surrender and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of underlying funds distributed to applicable Subaccounts. The dollar amount will be used to purchase new Accumulation Units at the then current price. In the event any subaccount previously invested in is closed and we don’t receive additional instructions, underlying funds will be reallocated to the remaining available investment options according to the investment allocation instructions you previously provided. Because of changes in market value, your new Accumulation Units may be worth more or less than the units you previously owned. Generally, unless you return the original check, your annuity policy is non-qualified and a portion of the prior withdrawal was taxable, we are required to report the taxable amount of the distribution to the IRS even though the underlying funds have been reinstated. The cost basis will be adjusted accordingly. The taxable amount will be reported on Form 1099-R which you will receive in January of the year following the distribution. We recommend that you consult a tax professional to explain the possible tax consequences of reinstatements.

Certain Offers

From time to time, the Company has (and may again) offered you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits.

When the Company makes an offer, we may vary the offer amount, up or down, among the same group of policy owners based on certain criteria such as policy value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis depending on the amount of withdrawals taken, we may consider

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whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of policy owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining policy owners in the same group.

We may also make an offers to you to exchange an existing rider you have already elected for a different rider.

If you accept an offer that requires you to terminate a guaranteed benefit and you retain your policy, we will no longer charge you for it, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.

Assignment

You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis.

Transamerica Life Insurance Company

Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. The Company is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by Aegon N.V. of The Netherlands, the securities of which are publicly traded. Aegon N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. The Company is licensed in the District of Columbia, Guam, Puerto Rico, the U.S. Virgin Islands, and all states except New York.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of the Company.

Accordingly, no financial institution, brokerage firm or insurance agency is responsible for the financial obligations of the Company arising under the policies.

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Financial Condition of the Company

We pay benefits under your policy from our general account assets and/or from your policy value held in the Separate Account. It is important that you understand that payments of the benefits are not assured and depend upon certain factors discussed below.

Assets in the Separate Account. You assume all of the investment risk for your policy value that is allocated to the Subaccounts of the Separate Account. Your policy value in those Subaccounts constitutes a portion of the assets of the Separate Account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. You also may be permitted to make allocations to Guaranteed Period Options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the Separate Account). Therefore, any amounts that we may be obligated to pay under the policy in excess of policy value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the Separate Account, however, are also available to cover the liabilities of our general account, but only to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the Policies supported by it.

We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. In addition, we hedge our investments in our general account, and may require purchasers of certain of the variable insurance products that we offer to allocate premium payments and policy value in accordance with specified investment requirements. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments. We may also experience liquidity risk if our general account assets cannot be readily converted into cash to meet obligations to our policy owners or to provide the collateral necessary to finance our business operations.

How to Obtain More Information. We encourage both existing and prospective policy owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Insurance as well as the financial statements of the separate account – are located in the Statement of Additional Information (SAI). For a copy of the SAI, simply call or write us at the phone number or address of our Administrative Office referenced in this prospectus. In addition, the SAI is available on the SEC’s website at http://www.sec.gov.

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Our financial strength ratings which reflect the opinions of leading independent rating agencies of our ability to meet our obligations to our policy owners, are available on our website at (https://www.transamerica.com/individual/what-we-do/about-us/financial strength), and the websites of these nationally recognized statistical ratings organizations—A.M. Best Company (www.ambest.com), Moody’s Investors Service (www.moodys.com) Standard & Poor’s Rating Services (www.standardandpoors.com) and Fitch, Inc. (www.fitchratings.com).

The Variable Account

Transamerica established a separate account, called Separate Account VA-2L, under the laws of the State of California on May 22, 1992. The variable account receives and invests the purchase payments that are allocated to it for investment in shares of the underlying fund portfolios.

The variable account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the variable account or Transamerica. Income, gains and losses (whether or not realized), from assets allocated to the variable account are, in accordance with the policies, credited to or charged against the variable account without regard to Transamerica’s other income, gains or losses.

The assets of the variable account are held in Transamerica’s name on behalf of the variable account and belong to Transamerica. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business Transamerica may conduct. The variable account may include other subaccounts that are not available under these policies.

Voting Rights

To the extent required by law, Transamerica will vote all shares of the underlying fund portfolios held in the variable account in accordance with instructions we receive from you and/or other individuals that have voting interests in the underlying funds/portfolios. We will send you and/or other individuals requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of policy owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate fund/portfolio.

Distribution of the Policies

We have entered into a distribution agreement with TCI for the distribution and sales of the policies. Under the agreement, the policies were offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws and state insurance laws, and that sold the policies through written agreements with TCI. We pay commissions to TCI which are passed through to selling firms. We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and paid commissions to TCI for sales of the policies by the selling firms. We also may pay compensation to financial institutions for their services in connection with the servicing of the policies.

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We have discontinued new sales of the policies. You may, however, continue to make purchase payments to fund your policy pursuant to its terms, and exercise all other rights and options under your policy—such as reallocating your account value among investment choices, making partial surrenders, surrender your policy, and making changes of ownership of your policy.

Commissions of up to 7% of purchase payments plus an annual continuing fee based on account values will be paid to the selling firms (additional amounts may be paid as overrides to wholesalers). These commissions are not deducted from purchase payments.

To the extent permitted by rules of the Financial Industry Regulatory Authority, promotional incentives or payments may also be provided to selling firms based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. We and/or TCI have paid selling firms additional amounts for: (1) marketing allowances, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses incurred by them and their representatives. We and/or TCI may make payments to selling firms based on aggregate sales of our variable insurance policies or persistency standards.

The selling firms may pass on to their sales representatives a portion of the payments made to the selling firms in accordance with their respective internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase the policy.

We intend to recoup commissions and other sales expenses primarily, but not exclusively, through:

●	the administrative charge;

●	the surrender charge;

●	the mortality and expense risk fee;

●	revenues, if any, that we receive from the underlying fund portfolios or their managers; and

●	investment earnings on amounts allocated to the fixed account.

Other incentives or payments, like commissions, are not charged to the policy owners or the separate account.

Abandoned or Unclaimed Property

Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance policies) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your policy and other information on file with us up to date, including the names, policy information and identifying information for owners, insureds, annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.

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Legal Proceedings

We, like other life insurance companies, are subject to regulatory and legal proceedings, including class action lawsuits, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on TCI’s ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.

The Company was the subject of inquiries and remains under audits and market conduct examinations with a focus on the handling of unreported claims and abandoned property. The audits and related examination activity may result in additional payments to beneficiaries, escheatment of funds deemed abandoned, and administrative penalties. The Company previously implemented changes in the procedures for the identification of unreported claims and handling of escheatable property to comply with the terms of regulatory agreements and newly adopted laws and regulations. The Company does not believe that any regulatory actions or agreements that result from these audits and examinations will have a material adverse impact on our ability to meet our obligations.

Cyber Security

We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from a from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying fund portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your policy value. For instance, cyber-attacks may interfere with our processing of policy transactions, including the processing of orders from our website or with the underlying fund portfolios; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying fund portfolios invest, which may cause the underlying fund portfolios to lose value. There can be no assurance that we, the underlying fund portfolios or our service providers will avoid losses affecting your policy that result from cyber-attacks or information security breaches in the future.

For a complete description regarding the Company’s policies for its websites, including the Privacy Policy and Terms of Use for such websites, please visit: https://www.transamerica.com/individual/privacy-policy and https://www.transamerica.com /individual/terms-of-use.

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Other Transamerica Policies

We offer a variety of fixed and variable annuity policies. They may offer features, including investment options, and have fees and charges, that are different from those in the policy offered by this Prospectus. Not every policy we issue is offered through every financial intermediary. Some financial intermediaries may not offer and/or limit the offering of certain features or options, as well as limit the availability of the policies, based on issue age, or other criteria established by the financial intermediary. Upon request, your financial professional can show you information regarding other Transamerica annuity policies that he or she distributes. You can also contact us to find out more about the availability of any of the Transamerica annuity policies.

You should work with your financial professional to decide whether this policy is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms

The Policy—General Provisions

Investment Experience

Historical Performance Data

Published Ratings

State Regulation of Transamerica

Administration

Records and Reports

Distribution of the Policies

Voting Rights

Other Products

Custody of Assets

Independent Registered Public Accounting Firm

Other Information

Financial Statements

Appendix A - Condensed Financial Information

Appendix B

Guaranteed Minimum Income Benefit – Additional Information

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APPENDIX A

PORTFOLIOLS ASSOCIATED WITH THE SUBACCOUNTS

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
Dreyfus Investment Portfolios - Service Class(1)
Core Value Portfolio	Core Value Portfolio	The Dreyfus Corporation
Investment Objective: Long-term growth of capital, with current income as a secondary objective.
MidCap Stock Portfolio	MidCap Stock Portfolio	The Dreyfus Corporation
Investment Objective: Investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies.
Technology Growth Portfolio	Technology Growth Portfolio	The Dreyfus Corporation
Investment Objective: Capital appreciation.
Dreyfus Variable Investment Fund
Government Money Market Portfolio	Government Money Market Portfolio	The Dreyfus Corporation
Investment Objective: High level of current income as is consistent with the preservation of capital and maintenance of liquidity.
Dreyfus Variable Investment Fund - Service Class(1)
Appreciation Portfolio	Appreciation Portfolio	The Dreyfus Corporation
Investment Objective: Long-term capital growth consistent with the preservation of capital.
Growth and Income Portfolio	Growth and Income Portfolio	The Dreyfus Corporation
Investment Objective: Long-term capital growth, current income and growth of income consistent with reasonable investment risk.
International Equity Portfolio	International Equity Portfolio	The Dreyfus Corporation
Investment Objective: Capital growth.
International Value Portfolio	International Value Portfolio	The Dreyfus Corporation
Investment Objective: Long-term capital growth.
Opportunistic Small Cap Portfolio	Opportunistic Small Cap Portfolio	The Dreyfus Corporation
Investment Objective: Capital growth.
Quality Bond Portfolio	Quality Bond Portfolio	The Dreyfus Corporation
Investment Objective: Maximize total return, consisting of capital appreciation and current income.
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Class(1)(3)		Newton Investment Management North America Limited
Investment Objective: Seeks to provide capital growth, with current income as a secondary goal.
Dreyfus Stock Index Fund, Inc. - Service Class(1)		The Dreyfus Corporation
Investment Objective: Match the total return of the Standard & Poor’s® 500 Composite Stock Price Index (S&P 500® Index).
Transamerica Series Trust - Service Class(2)
TA Legg Mason Dynamic Allocation - Balanced	Transamerica Legg Mason Dynamic Allocation – Balanced VP	QS Investors, LLC
Investment Objective: Seeks capital appreciation and income.
TA Legg Mason Dynamic Allocation – Growth	Transamerica Legg Mason Dynamic Allocation – Growth VP	QS Investors, LLC
Investment Objective: Seeks capital appreciation and income.
TA Managed Risk – Balanced ETF	Transamerica Managed Risk – Balanced ETF VP	Milliman Financial Risk Management LLC
Investment Objective: Balance capital appreciation and income.
TA Managed Risk – Conservative ETF	Transamerica Managed Risk – Conservative ETF VP	Milliman Financial Risk Management LLC
Investment Objective: Current income and preservation of capital.
TA Managed Risk – Growth ETF	Transamerica Managed Risk – Growth ETF VP	Milliman Financial Risk Management LLC
Investment Objective: Capital appreciation as a primary objective and income as a secondary objective.

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SUBACCOUNT(2)	PORTFOLIO	ADVISOR/SUBADVISOR
TA Market Participation Strategy	Transamerica Market Participation Strategy VP	Quantitative Management Associates LLC
Investment Objective: Seeks capital appreciation
TA PIMCO Tactical - Balanced	Transamerica PIMCO Tactical – Balanced VP	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income
TA PIMCO Tactical - Conservative	Transamerica PIMCO Tactical – Conservative VP	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income
TA PIMCO Tactical - Growth	Transamerica PIMCO Tactical – Growth VP	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA QS Investors Active Asset Allocation – Conservative	Transamerica QS Investors Active Asset Allocation – Conservative VP	QS Investors, LLC
Investment Objective: Current income and preservation of capital.
TA QS Investors Active Asset Allocation – Moderate	Transamerica QS Investors Active Asset Allocation – Moderate VP	QS Investors, LLC
Investment Objective: Capital appreciation and current income.
TA QS Investors Active Asset Allocation – Moderate Growth	Transamerica QS Investors Active Asset Allocation – Moderate Growth VP	QS Investors, LLC
Investment Objective: Capital appreciation with current income as a secondary objective.
Transamerica Series Trust - Initial Class
TA WMC US Growth	Transamerica WMC US Growth VP	Wellington Management Company, LLP
Investment Objective: Maximize long-term growth.

(1)      As of January 22, 2001, new policy owners may only invest in the Service Class sub-accounts, with the exception of the Government Money Market Sub-account and the TA WMC US Growth Sub-account. The Initial Class sub-accounts (other than the Government Money Market Sub-account and TA WMC US Growth Sub-account) are only available to policy owners that purchased the policy before January 22, 2001.

(2)      Some Subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons, and risk tolerance.

(3) Effective on or about May 1, 2017, The Dreyfus Socially Responsible Growth Fund, Inc. will be renamed the Dreyfus Sustainable U.S. Equity Portfolio, Inc.

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APPENDIX B

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total variable account expenses and policies with the lowest total variable account expenses available on December 31, 2016. Should the total variable account expenses applicable to your policy fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by:

calling:	(800) 525-6205
writing:	Transamerica Life Insurance Company
Attention: Customer Care Group
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001

2.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Appreciation Portfolio – Service Class Sub-Account inception April 5, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.753775 $1.847777 $1.756492 $1.490069 $1.386915 $1.307255 $1.164695 $0.976695 $1.424649 $1.366806	$1.841733 $1.753775 $1.847777 $1.756492 $1.490069 $1.386915 $1.307255 $1.164695 $0.976695 $1.424649	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Core Value Portfolio – Service Class Sub-Account inception May 1, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.862906 $1.958381 $1.823467 $1.359058 $1.180467 $1.287518 $1.168534 $1.015423 $1.624791 $1.620485	$2.144830 $1.862906 $1.958381 $1.823467 $1.359058 $1.180467 $1.287518 $1.168534 $1.015423 $1.624791	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Dreyfus Stock Index Fund, Inc. – Service Class Sub-Account inception January 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.990336 $2.022535 $1.832903 $1.426438 $1.266325 $1.277224 $1.142982 $0.929474 $1.520159 $1.484296	$2.164101 $1.990336 $2.022535 $1.832903 $1.426438 $1.266325 $1.277224 $1.142982 $0.929474 $1.520159	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Government Money Market Portfolio – Initial Class Sub-Account inception January 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$.855747 $.877134 $.899070 $0.921544 $0.944718 $0.968219 $0.992351 $1.015837 $1.015488 $0.992672	$0.835049 $0.855747 $0.877134 $0.899070 $0.921544 $0.944718 $0.968219 $0.992351 $1.015837 $1.015488	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

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2.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Growth and Income Portfolio – Service Class Sub-Account inception December 15, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.899841 $1.922020 $1.793745 $1.347654 $1.173120 $1.239478 $1.073949 $0.857056 $1.477374 $1.399814	$2.034884 $1.899841 $1.922020 $1.793745 $1.347654 $1.173120 $1.239478 $1.073949 $0.857056 $1.477374	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
International Equity Portfolio – Service Class Sub-Account inception December 15, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.960789 $1.986563 $2.096944 $1.830304 $1.527489 $1.840057 $1.718665 $1.410603 $2.508614 $2.201016	$1.801652 $1.960789 $1.986563 $2.096944 $1.830304 $1.527489 $1.840057 $1.718665 $1.410603 $2.508614	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
International Value Portfolio – Service Class Sub-Account inception May 1, 1996	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.451840 $1.533838 $1.738664 $1.452520 $1.324506 $1.671152 $1.643594 $1.289430 $2.114222 $2.085516	$1.394111 $1.451840 $1.533838 $1.738664 $1.452520 $1.324506 $1.671152 $1.643594 $1.289430 $2.114222	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MidCap Stock Portfolio – Service Class Sub-Account inception May 1, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.269057 $2.385828 $2.188143 $1.665072 $1.430290 $1.463082 $1.181307 $0.894755 $1.540180 $1.557298	$2.550419 $2.269057 $2.385828 $2.188143 $1.665072 $1.430290 $1.463082 $1.181307 $0.894755 $1.540180	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Opportunistic Small Cap Portfolio – Service Class Sub-Account inception January 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.570199 $1.651108 $1.670321 $1.155076 $0.984789 $1.174493 $0.920236 $0.750021 $1.235564 $1.427691	$1.789220 $1.570199 $1.651108 $1.670321 $1.155076 $0.984789 $1.174493 $0.920236 $0.750021 $1.235564	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Quality Bond Portfolio – Service Class Sub-Account inception January 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.145163 $1.196354 $1.172857 $1.224180 $1.176200 $1.128949 $1.069454 $0.956306 $1.026025 $1.018191	$1.131495 $1.145163 $1.196354 $1.172857 $1.224180 $1.176200 $1.128949 $1.069454 $0.956306 $1.026025	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.081421 $1.131972 $1.069549 $1.002319 $0.000000	$1.048049 $1.081421 $1.131972 $1.069549 $1.002319	0.000 0.000 0.000 0.000 0.000

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2.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Legg Mason Dynamic Allocation - Growth – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.124138 $1.187266 $1.124954 $0.997398 $0.000000	$1.085949 $1.124138 $1.187266 $1.124954 $0.997398	0.000 0.000 0.000 0.000 0.000
TA Managed Risk – Balanced ETF – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.078654 $1.125544 $1.103486 $1.015031 $0.000000	$1.091906 $1.078654 $1.125544 $1.103486 $1.015031	0.000 0.000 0.000 0.000 0.000
TA Managed Risk – Conservative ETF – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.055161 $1.089027 $1.060662 $1.011623 $0.000000	$1.071450 $1.055161 $1.089027 $1.060662 $1.011623	0.000 0.000 0.000 0.000 0.000
TA Managed Risk – Growth ETF – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.127676 $1.197976 $1.181033 $1.019139 $0.000000	$1.151617 $1.127676 $1.197976 $1.181033 $1.019139	0.000 0.000 0.000 0.000 0.000
TA Market Participation Strategy – Service Class Sub-Account inception September 17, 2012	2016 2015 2014 2013 2012	$1.095097 $1.160081 $1.100542 $0.986966 $0.000000	$1.112919 $1.095097 $1.160081 $1.100542 $0.986966	0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical – Balanced – Service Class Sub-Account inception September 17, 2012	2016 2015 2014 2013 2012	$1.080567 $1.136528 $1.080345 $0.990058 $0.000000	$1.111000 $1.080567 $1.136528 $1.080345 $0.990058	0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical – Conservative – Service Class Sub-Account inception September 17, 2012	2016 2015 2014 2013 2012	$1.061710 $1.111333 $1.047710 $0.992925 $0.000000	$1.087456 $1.061710 $1.111333 $1.047710 $0.992925	0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical – Growth – Service Class Sub-Account inception September 17, 2012	2016 2015 2014 2013 2012	$1.097295 $1.164992 $1.122352 $0.984897 $0.000000	$1.122758 $1.097295 $1.164992 $1.122352 $0.984897	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation – Conservative – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.017361 $1.068011 $1.056613 $1.011500 $0.000000	$1.018888 $1.017361 $1.068011 $1.056613 $1.011500	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation – Moderate – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.036726 $1.110134 $1.098169 $1.013026 $0.000000	$1.033584 $1.036726 $1.110134 $1.098169 $1.013026	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation – Moderate Growth – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.061464 $1.164077 $1.155903 $1.016940 $0.000000	$1.056010 $1.061464 $1.164077 $1.155903 $1.016940	0.000 0.000 0.000 0.000 0.000

73

2.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA WMC US Growth – Initial Class Sub-Account inception May 4, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.152938 $2.065341 $1.905408 $1.474365 $1.335537 $1.422934 $1.237108 $0.981483 $1.863447 $1.642755	$2.159610 $2.152938 $2.065341 $1.905408 $1.474365 $1.335537 $1.422934 $1.237108 $0.981483 $1.863447	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Technology Growth Portfolio – Service Class Sub-Account inception October 1, 1999	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.317801 $2.243072 $2.157234 $1.668911 $1.483177 $1.653173 $1.306906 $0.852831 $1.487945 $1.332880	$2.360527 $2.317801 $2.243072 $2.157234 $1.668911 $1.483177 $1.653173 $1.306906 $0.852831 $1.487945	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. – Service Class(1) Sub-Account inception October 7, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.862643 $1.976732 $1.790953 $1.369973 $1.257314 $1.280339 $1.145668 $0.880023 $1.379038 $1.315139	$2.000461 $1.862643 $1.976732 $1.790953 $1.369973 $1.257314 $1.280339 $1.145668 $0.880023 $1.379038	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

74

1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Appreciation Portfolio – Service Class Sub-Account inception April 5, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.738185 $1.809903 $1.700350 $1.425566 $1.311266 $1.221521 $1.075574 $0.891412 $1.284966 $1.218288	$1.846930 $1.738185 $1.809903 $1.700350 $1.425566 $1.311266 $1.221521 $1.075574 $0.891412 $1.284966	353,839.467 379,115.641 484,132.528 674,084.333 884,949.337 1,216,310.458 1,457,887.151 1,812,757.421 2,167,202.449 2.407,320.669
Core Value Portfolio – Service Class Sub-Account inception May 1, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.761852 $1.830454 $1.684391 $1.240729 $1.065003 $1.148009 $1.029738 $0.884328 $1.398348 $1.378233	$2.052445 $1.761852 $1.830454 $1.684391 $1.240729 $1.065003 $1.148009 $1.029738 $0.884328 $1.398348	174,599.269 178,016.662 247,127.199 361,206.163 396,823.841 551,879.534 712,880.521 1,014,209.498 1,344,338.315 1,607,192.458
Dreyfus Stock Index Fund, Inc. – Service Class Sub-Account inception January 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.948691 $1.957040 $1.752805 $1.348154 $1.182755 $1.179004 $1.042741 $0.838028 $1.354472 $1.306942	$2.143844 $1.948691 $1.957040 $1.752805 $1.348154 $1.182755 $1.179004 $1.042741 $0.838028 $1.354472	216,311.174 222,074.870 296,691.423 377,016.189 440,385.789 711,053.806 1,090,113.295 1,471,600.222 2,266,979.063 2,426,889.780
Government Money Market Portfolio – Initial Class Sub-Account inception January 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.992506 $1.005373 $1.018481 $1.031667 $1.045205 $1.058682 $1.072358 $1.084873 $1.071773 $1.035356	$0.979919 $0.992506 $1.005373 $1.018481 $1.031667 $1.045205 $1.058682 $1.072358 $1.084873 $1.071773	433,785.158 515,569.934 681,300.271 971,894.524 1,023,207.714 1,145,568.311 1,429,428.138 1,738,166.819 2,710,390.000 3,512,649.911
Growth and Income Portfolio – Service Class Sub-Account inception December 15, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.788440 $1.788138 $1.649270 $1.224607 $1.053470 $1.100052 $0.942007 $0.742957 $1.265618 $1.185061	$1.938198 $1.788440 $1.788138 $1.649270 $1.224607 $1.053470 $1.100052 $0.942007 $0.742957 $1.265618	43,124.406 53,287.445 104,082.155 115,104.543 179,387.531 351,441.550 392,846.224 461,651.396 570,086.410 605,783.934
International Equity Portfolio – Service Class Sub-Account inception December 15, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.882926 $1.885328 $1.966784 $1.696605 $1.399254 $1.665856 $1.537756 $1.247347 $2.192161 $1.900731	$1.750546 $1.882926 $1.885328 $1.966784 $1.696605 $1.399254 $1.665856 $1.537756 $1.247347 $2.192161	7,635.317 2,381.333 12,017.042 21,736.084 35,205.283 45,393.771 76,242.927 129,123.493 175,403.084 193,194.949

75

1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
International Value Portfolio – Service Class Sub-Account inception May 1, 1996	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.315114 $1.373119 $1.538243 $1.270039 $1.144476 $1.427103 $1.387156 $1.075498 $1.742696 $1.698797	$1.277737 $1.315114 $1.373119 $1.538243 $1.270039 $1.144476 $1.427103 $1.387156 $1.075498 $1.742696	45,114.765 61,692.093 103,347.256 185,421.987 203,405.177 222,516.127 237,592.163 273,493.440 406,686.599 411,957.056
MidCap Stock Portfolio – Service Class Sub-Account inception May 1, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.178628 $2.263914 $2.052010 $1.543218 $1.310014 $1.324376 $1.056815 $0.791082 $1.345693 $1.344626	$2.477696 $2.178628 $2.263914 $2.052010 $1.543218 $1.310014 $1.324376 $1.056815 $0.791082 $1.345693	99,335.493 110,811.030 175,393.803 239,360.728 338,155.271 412,191.915 494,721.508 668,775.315 771,042.170 844,573.886
Opportunistic Small Cap Portfolio – Service Class Sub-Account inception January 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.386417 $1.440779 $1.440474 $0.984482 $0.829461 $0.977679 $0.757075 $0.609812 $0.992750 $1.133591	$1.598458 $1.386417 $1.440779 $1.440474 $0.984482 $0.829461 $0.977679 $0.757075 $0.609812 $0.992750	48,321.711 96,989.377 108,546.584 137,418.923 149,781.358 166,450.234 252,534.188 303,541.078 385,410.368 446,760.263
Quality Bond Portfolio – Service Class Sub-Account inception January 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.423743 $1.469971 $1.424236 $1.469150 $1.394951 $1.323281 $1.238867 $1.094832 $1.160859 $1.138430	$1.423376 $1.423743 $1.469971 $1.424236 $1.469150 $1.394951 $1.323281 $1.238867 $1.094832 $1.160859	571,020.755 627,520.212 808,831.312 939,849.505 1,151,331.088 1,636,862.753 2,044,029.576 2,410,268.013 3,283,676.869 3,669,557.399
TA Legg Mason Dynamic Allocation - Balanced – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.129178 $1.168109 $1.090765 $1.010238 $0.000000	$1.107258 $1.129178 $1.168109 $1.090765 $1.010238	0.000 0.000 40,182.929 0.000 0.000
TA Legg Mason Dynamic Allocation - Growth – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.173783 $1.225180 $1.147282 $1.005291 $0.000000	$1.147306 $1.173783 $1.225180 $1.147282 $1.005291	0.000 0.000 0.000 0.000 0.000
TA Managed Risk – Balanced ETF – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.126294 $1.161484 $1.125389 $1.023061 $0.000000	$1.153598 $1.126294 $1.161484 $1.125389 $1.023061	0.000 0.000 0.000 0.000 0.000
TA Managed Risk – Conservative ETF – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.101738 $1.123795 $1.081714 $1.019619 $0.000000	$1.131957 $1.101738 $1.123795 $1.081714 $1.019619	0.000 0.000 0.000 0.000 0.000
TA Managed Risk – Growth ETF – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.177457 $1.236216 $1.204465 $1.027195 $0.000000	$1.216653 $1.177457 $1.236216 $1.204465 $1.027195	0.000 0.000 0.000 0.000 0.000

76

1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Market Participation Strategy – Service Class Sub-Account inception September 17, 2012	2016 2015 2014 2013 2012	$1.138325 $1.191751 $1.117353 $0.990317 $0.000000	$1.170521 $1.138325 $1.191751 $1.117353 $0.990317	0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical – Balanced – Service Class Sub-Account inception September 17, 2012	2016 2015 2014 2013 2012	$1.123228 $1.167565 $1.096839 $0.993410 $0.000000	$1.168514 $1.123228 $1.167565 $1.096839 $0.993410	0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical – Conservative – Service Class Sub-Account inception September 17, 2012	2016 2015 2014 2013 2012	$1.103610 $1.141668 $1.063716 $0.996292 $0.000000	$1.143713 $1.103610 $1.141668 $1.063716 $0.996292	0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical – Growth – Service Class Sub-Account inception September 17, 2012	2016 2015 2014 2013 2012	$1.140616 $1.196809 $1.139510 $0.988238 $0.000000	$1.180864 $1.140616 $1.196809 $1.139510 $0.988238	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation – Conservative – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.062290 $1.102118 $1.077581 $1.019500 $0.000000	$1.076464 $1.062290 $1.102118 $1.077581 $1.019500	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation – Moderate – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.082496 $1.145573 $1.119968 $1.021034 $0.000000	$1.091977 $1.082496 $1.145573 $1.119968 $1.021034	0.000 0.000 6,426.030 0.000 0.000
TA QS Investors Active Asset Allocation – Moderate Growth – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.108333 $1.201242 $1.178848 $1.024980 $0.000000	$1.115666 $1.108333 $1.201242 $1.178848 $1.024980	0.000 0.000 0.000 0.000 0.000
TA WMC US Growth – Initial Class Sub-Account inception May 4, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.246092 $2.129478 $1.941581 $1.484781 $1.329149 $1.398595 $1.202573 $0.942915 $1.769136 $1.541267	$2.279667 $2.246092 $2.129478 $1.941581 $1.484781 $1.329149 $1.398595 $1.202573 $0.942915 $1.769136	21,439.496 20,317.342 20,418.484 20,517.318 20,619.307 22,858.504 25,865.608 44,782.601 47,290.861 69,299.643

77

1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Technology Growth Portfolio – Service Class Sub-Account inception October 1, 1999	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.103995 $2.012309 $1.912641 $1.462361 $1.284316 $1.414790 $1.105381 $0.712882 $1.229139 $1.088089	$2.168089 $2.103995 $2.012309 $1.912641 $1.462361 $1.284316 $1.414790 $1.105381 $0.712882 $1.229139	54,626.955 54,739.638 77,211.388 77,742.915 80,270.821 80,749.852 110,782.129 100,345.273 121,821.043 134,693.791
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. – Service Class(1) Sub-Account inception October 7, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.691452 $1.774035 $1.588502 $1.200889 $1.089166 $1.096162 $0.969400 $0.735914 $1.139638 $1.074032	$1.838061 $1.691452 $1.774035 $1.588502 $1.200889 $1.089166 $1.096162 $0.969400 $0.735914 $1.139638	58,514.51 70,424.724 76,184.685 78,952.643 81,691.267 100,448.225 102,838.896 104,640.477 156,392.518 153,322.816

1Formerly known as The Dreyfus Socially Responsible Growth Fund, Inc..

78

APPENDIX C

POLICY VARIATIONS

The dates shown below are the approximate first issue dates of the various versions of the policy. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.

Policy Form/Endorsement	Approximate First Issue Date
GNC-33-194 (Policy Form)	January 1993
AV696 101 145 901 (Policy Form)	May 1, 2002
RGMI 16 1101 (GMIB Rider)	May 1, 2002
RTP 3 401 (Additional Death Benefit Rider)	May 1, 2002

Product Feature	GNC-33-194	AV696 101 145 901, RGMI 16 1101, RTP 3 401
Excess Interest Adjustment	Yes	Yes
Guaranteed Minimum Death Benefit Option(s)	Greater of 5% Annually Compounding through age 85 Death Benefit or Annual Step-Up through age 85 Death Benefit (with a cap of 200%)	Greater of 6% Annually Compounding through age 80 Death Benefit or Monthly Step-Up through age 80 Death Benefit and Return of Premium
Guaranteed Period Options (available in the fixed account)	1, 3, 5 and seven guaranteed periods available.	1, 3, 5 and seven guaranteed periods available.
Minimum effective annual interest rate applicable to the fixed account	3%	2%
Asset Rebalancing	Yes	Yes
Death Proceeds	Greatest of (1) the account value; or (2) the guaranteed minimum death benefit, plus additional purchase payments received, less any partial withdrawals and any applicable premium taxes from the date of death to the date of payment of the death proceeds.	Greatest of (1) the account value; (2) cash value; or (3) guaranteed minimum death benefit, plus purchase payments, less gross partial surrenders from the date of death to the date the death benefit is paid.
Distribution Financing Charge	N/A	N/A
Is Mortality & Expense Risk Fee different after the annuity date?	No	Yes
Dollar Cost Averaging Fixed Account Option	Yes	Yes
Service Charge	Assessed at the end of each policy year before the annuity date and at the time of surrender; Waived if the account value exceeds $50,000 on the last business day of the policy year or at the time of surrender. This service charge is deducted pro-rate from each investment choice.	An annual service charge of $35 (but not more than 2% of the account value) is charged on each policy anniversary and at surrender. The service charge is waived if your account value or the sum of your purchase payments, less all partial surrenders, is at least $50,000.
Nursing Care and Terminal Condition Withdrawal Option	Yes	Yes
Unemployment Waiver	No	Yes
Guaranteed Minimum Income Benefit	Yes	Yes
Additional Death Benefit Rider	Yes	Yes
Liquidity Rider	No	Yes
Premium Accelerator	No	Yes

79

APPENDIX D

ADDITIONAL DEATH BENEFIT RIDER — ADDITIONAL INFORMATION

The following examples illustrate the Additional Death Benefit Rider additional death benefit payable by the rider as well as the effect of a partial surrender on the additional death benefit amount. The client is less than age 71 on the Rider Date:

Example 1

Account Value on the Rider Date:	$100,000
Purchase payments paid after the Rider Date before Surrender:	$25,000
Gross Partial Surrenders after the Rider Date:	$30,000
Account Value on date of Surrender	$150,000
Rider Earnings on Date of Surrender (Account Value on date of surrender – Account Value on Rider Date – Purchase payments paid after Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $150,000 - $100,000 - $25,000 + 0):	$25,000
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):	$5,000
Base Policy Death Benefit on the date of Death Benefit Calculation:	$200,000
Account Value on the date of Death Benefit Calculations	$175,000
Rider Earnings (= Account Value on date of death benefit calculations – account value on Rider Date – Purchase payments since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings= $175,000 - $100,000 - $25,000 + $5,000):	$55,000
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $55,000):	$22,000
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$222,000

Example 2

Account Value on the Rider Date:	$100,000
Purchase payments paid after the Rider Date before Surrender:	$0
Gross Partial Surrenders after the Rider Date:	$0
Base Policy Death Benefit on the date of Death Benefit Calculation:	$100,000
Account Value on the date of Death Benefit Calculations	$75,000
Rider Earnings (= Account Value on date of death benefit calculations– account value on Rider Date – Purchase payments since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $75,000 - $100,000 - $0 + $0):	$0
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):	$0
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$100,000

80

APPENDIX E

ADDITIONAL DEATH BENEFIT RIDER II — ADDITIONAL INFORMATION

Assume the Additional Death Benefit Rider II is added to a new policy opened with $100,000 initial purchase payment. The client is less than age 71 on the Rider Date. On the first and second Rider Anniversaries, the Account Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The client adds $25,000 purchase payment in the 3rd Rider Year when the Account Value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Account Value is equal to $145,000. After 5 years, the Account Value is equal to $130,000 and the death proceeds is $145,000.

EXAMPLE

Account Value on Rider Date (equals initial account value since new policy)	$100,000
Additional Death Benefit during first Rider Year	$0
Rider Fee on first Rider Anniversary (= Rider Fee * Account Value = 0.55% * $110,000)	$605
Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)	$605
Rider Fee on second Rider Anniversary (= Rider Fee * Account Value = 0.55% * $95,000)	$522.50
Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $605 + $522.50)	$1,127.50
Rider Benefit Base in 3rd Rider Year prior to Purchase payment addition (= Account Value less purchase payments added since Rider Date = $115,000 – $0)	$115,000
Rider Benefit Base in 3rd Rider Year after Purchase payment addition (= $140,000 - $25,000)	$115,000
Rider Benefit Base in 4th Rider Year prior to withdrawal (= Account Value less purchase payments added since Rider Date = $145,000 - $25,000)	$120,000
Rider Benefit Base in 4th Rider Year after withdrawal (Account Value less purchase payments added since Rider Date =$110,000 - $25,000)	$85,000
Rider Benefit Base in 5th Rider Year (= $130,000 - $25,000)	$105,000
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 30% * $105,000	$31,500
Total Death Proceeds in 5th Rider Year (= base policy Death Proceeds + Additional Death Benefit Amount = $145,000 + $31,500)	$176,500

81

APPENDIX F

GUARANTEED MINIMUM INCOME BENEFIT – NO LONGER AVAILABLE

The optional Guaranteed Minimum Income Benefit assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value (discussed below) after seven years. You may elect to purchase this benefit, which provides a minimum amount you will have to apply to a Guaranteed Minimum Income Benefit payment option and which guarantees a minimum amount for those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options. The Guaranteed Minimum Income Benefit rider will not be issued if you are 80 years old or older (earlier if required by state law).

You can annuitize under the rider (subject to the conditions described below) at the greater of the adjusted account value or the minimum annuitization value.

Minimum Annuitization Value. The minimum annuitization value on the rider date (the date the rider is added to your policy) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1)	the largest account value on the rider date or on any rider anniversary prior to the annuitant’s 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted as below and any premium taxes after the date of the largest account value); or

2)	the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective interest rate specified on page one of the rider up to:

a)	the rider anniversary prior to the annuitant’s 81st birthday;

b)	the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

You can annuitize under the Guaranteed Minimum Income Benefit (subject to the conditions described in this section) at the greater of the annuity purchase amount or the minimum annuitization value.

The annual effective interest rate is current 6% per year; we may, at our discretion, change the rate in the future, but the rate will never be less than 3% per year, and once the rider is added to your policy, the annual rate will not vary during the life of that rider. Withdrawals may reduce the minimum annuitization value on a basis greater than dollar-for-dollar.

The Guaranteed Minimum Income Benefit does not establish or guarantee account value or guarantee performance of any investment option.

The minimum annuitization value may only be used to annuitize using the Guaranteed Minimum Income Benefit payment options provided by the Guarantee Minimum Income Benefit and may not be used with any of the annuity payment options listed in Section 7 of this prospectus.

82

The Guaranteed Minimum Income Benefit payment options are:

●	Life Income—An election may be made for “No Period Certain” or “10 Years Certain”. In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

●	Joint and Full Survivor—An election may be made for “No Period Certain” or “10 Years Certain”. Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

NOTE CAREFULLY:

IF:

●	You choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and

●	The annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

●	We will make only one (two, three, etc.) annuity payments.

The minimum annuitization value is used solely to calculate the Guaranteed Minimum Income Benefit annuity payments and does not establish or guarantee a account value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors (such as the use of a 3.0% assumed investment return, to calculate the first annuity payment, which results in a lower dollar amount for that payment than would result from using the 5.0% assumed investment return that is used with the regular annuity payments described in Section 7 above), the level of lifetime income that it guarantees may be less than the level that would be provided by application of the adjusted account value at otherwise applicable annuity factors.

Therefore, the Guaranteed Minimum Income Benefit should be regarded as a safety net. The costs of annuitizing under the Guaranteed Minimum Income Benefit include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may include an annuity age factor adjustment). These costs should be balanced against the benefits of a minimum payout level.

Moreover, the Initial Payment Guarantee option described below also provides for a minimum payout level, and it uses actuarial factors (such as a 5.0% assumed investment return) that provide for higher payment levels for a given account value than the Guaranteed Minimum Income Benefit (which uses a 3.0% assumed investment return to calculate the first annuity payment and a 5.0% rate to calculate all subsequent payments). You should carefully consider these factors, since electing annuity payments under the Guaranteed Minimum Income Benefit will generally be advantageous only when the minimum annuitization value is sufficiently in excess of the adjusted account value to overcome these disadvantages.

In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, the guaranteed payment fee, and the waiting period before the rider can be exercised) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum annuitization value.

83

Minimum Annuitization Value Upgrade. You can upgrade your minimum annuitization value to the account value on a policy anniversary. This may be done within thirty days after any policy anniversary before your 88th birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider.

If you upgrade:

●	the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees (the new rider will be what is currently offered for new sales);

●	the new fees, thresholds and factors may be higher (or lower) than before;

●	the new annual growth rate may be lower (or higher) than before; and

●	you will have a new seven year waiting period before you can annuitize under the rider.

It generally will not be to your advantage to upgrade unless your adjusted account value exceeds your minimum annuitization value at the time you elect to upgrade.

Conditions of Exercise of the Guaranteed Minimum Income Benefit. You can only annuitize using the Guaranteed Minimum Income Benefit within the 30 days after the seventh or later policy anniversary after the Guaranteed Minimum Income Benefit is elected or, in the case of an upgrade of the minimum annuitization value, the seventh or later policy anniversary following the upgrade. Transamerica may, at its discretion, change the waiting period before the Guaranteed Minimum Income Benefit can be exercised in the future. You cannot, however, annuitize using the Guaranteed Minimum Income Benefit after the rider anniversary after your 94th birthday (earlier if required by state law). For your convenience, we will put the first and last date to annuitize using the Guaranteed Minimum Income Benefit on page one of the rider.

NOTE CAREFULLY: If you annuitize at any time other than indicated above, you cannot use the Guaranteed Minimum Income Benefit.

Guaranteed Minimum Payment Option. If you elect the guaranteed minimum payment option at the time of annuitization, annuity payments under the rider are guaranteed to never be less than the initial payment. See the SAI for information concerning the calculation of the initial payment. The payments will also be “stabilized” or held constant during each policy year.

During the first policy year after annuitizing using the rider, each stabilized payment will equal the initial payment. On each policy anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that policy year. The stabilized payment on each policy anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. See the SAI for additional information concerning stabilized payments.

If you elect not to receive guaranteed minimum payments, your payments:

●	are not guaranteed and may be less than the initial payment;

●	will vary according to the investment performance of the investment options you select; and

●	will not be stabilized.

Rider Fee. A rider fee, currently 0.45% of the minimum annuitization value on the policy anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete surrender. The rider fee is deducted from each subaccount and the fixed account in proportion to the amount of account value in each subaccount and the fixed account. This fee is deducted even if the adjusted account value exceeds the minimum annuitization value.

84

Guaranteed Minimum Payment Fee. If you elect the guaranteed minimum payment option at the time of annuitization, a guaranteed minimum payment fee, currently equal to an effective annual rate of 1.25% of the daily net asset value in the variable account, is reflected in the amount of the variable payments you receive if you annuitize under the Guaranteed Minimum Income Benefit, in addition to the base product mortality and expense risk fee and administrative charge. The guaranteed minimum payment fee is included on page one of the rider. This option is irrevocable (you cannot stop paying the fee once annuity payments begin).

Termination. The rider is irrevocable. You have the option not to use the benefit but you will not receive a refund of any fees you have paid. The rider will terminate upon the earliest of the following:

●	annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum annuitization value under the Guaranteed Minimum Income Benefit);

●	upgrade of the minimum annuitization value (although a new rider will be issued);

●	termination of your policy; or

●	30 days after the rider anniversary after your 94th birthday (earlier if required by state law).

The Guaranteed Minimum Income Benefit described in this prospectus uses a 3.0% assumed investment return to calculate the first payment. Therefore, for a given dollar amount of account value applied to an annuity payment, the initial payment will be lower with the Guaranteed Minimum Income Benefit than with the Initial Payment Guarantee.

The Guaranteed Minimum Income Benefit may vary by state and may not be available in all states.

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STATEMENT OF ADDITIONAL INFORMATION

DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE

VARIABLE ANNUITY

Issued through

SEPARATE ACCOUNT VA-2L

Offered by

TRANSAMERICA LIFE INSURANCE COMPANY

This statement of additional information expands upon subjects discussed in the current prospectus for the Dreyfus/Transamerica Triple Advantage® Variable Annuity offered by Transamerica Life Insurance Company. You may obtain a copy of the prospectus dated May 1, 2017 by calling 1-800-525-6205, or by writing to Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information. Transamerica Life Insurance Company will not accept purchase payments for new policies.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.

Dated: May 1, 2017

GLOSSARY OF TERMS

account value—On or before the annuity date, the account value is equal to the owner’s:

●	purchase payments; minus

●	partial surrenders (including the net effect any applicable excess interest adjustments and/or surrender charges on such surrenders); plus

●	interest credited in the fixed account; plus

●	accumulated gains in the variable account; minus

●	accumulated losses in the variable account; minus

●	service charges, premium taxes, rider fees, transfer fees, and any other charges, if any.

adjusted account value—An amount equal to the account value increased or decreased by any excess interest adjustments.

Administrative Office—Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499-0001, (800) 525-6205.

annuitant—The person during whose life any annuity payments involving life contingencies will continue.

annuity date—The date upon which annuity payments are to commence.

annuity payment—An amount paid by Transamerica at regular intervals after the annuity date to the annuitant and/or any other payee specified by the owner. It may be on a variable or fixed basis.

beneficiary—The person who has the right to the death benefit as set forth in the policy.

business day—A day when the New York Stock Exchange is open for business.

cash value— The adjusted account value less any applicable surrender charge and any rider fees (imposed upon surrender).

Code—The Internal Revenue Code of 1986, as amended.

enrollment form—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

excess interest adjustment—A positive or negative adjustment to amounts surrendered (both partial and full surrenders and transfers) applied to the annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

fixed account—One or more investment choices under the policy that are part of Transamerica’s general assets and which are not in the variable account.

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guaranteed period options—The various guaranteed interest rate periods of the fixed account, which Transamerica may offer, into which purchase payments may be paid or amounts may be transferred.

nonqualified policy—A policy other than a qualified policy.

owner (you)— The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity date is the person designated as the owner or a successor owner in the information that we require to issue a policy.

policy year—A policy year begins on the policy date and on each policy anniversary thereof.

purchase payment—An amount paid to Transamerica by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

qualified policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

service charge—An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $35, but will not exceed 2% of the account value.

subaccount—A subdivision within the variable account, the assets of which are invested in a specified underlying fund.

supportable payment—The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.

surrender charge—A percentage of each purchase payment depending upon the length of time from the date of each purchase payment. The surrender charge is assessed on full or partial surrenders from the policy. The surrender charge may also be referred to as a “contingent deferred sales charge.”

variable account—Separate Account VA-2L, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”), as amended, to which purchase payments under the policies may be allocated.

variable accumulation unit—An accounting unit of measure used to determine the account value in the variable account before the annuity date.

variable annuity payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the variable account.

variable annuity unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

valuation period—The period of time from the close of business on a valuation day (typically 4:00 p.m. Eastern time) to the close of business on the next valuation day.

written notice—Written notice, signed by the owner, that gives Transamerica the information it requires and is received at the Administrative Office. For some transactions, Transamerica may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Transamerica establishes for such notices.

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In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the policy, which may be of interest to a prospective purchaser.

THE POLICY—GENERAL PROVISIONS

Owner

The policy belongs to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial purchase payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with Transamerica’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.

Unless Transamerica has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary or contingent beneficiary is alive or in existence on the date of death, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Transamerica has made or action Transamerica has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

Entire Policy

The policy, any endorsements or riders thereon, the enrollment form, or information provided in lieu thereof, constitute the entire policy between Transamerica and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof.

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Misstatement of Age or Gender

During the Accumulation Phase. If the age of any person upon whose life or age a benefit provided under a guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that guaranteed benefit at the correct age, (i) the benefit will be rescinded; and (ii) any charges that were deducted for the benefit will be refunded and applied to the total account value of the policy.

TLIC reserves the right to terminate the policy at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the policy.

After the Annuity Commencement Date. TLIC may require proof of the annuitant’s or owner’s age and/or gender before any payments associated with any benefits are made. If the age or gender of the annuitant and/or owner has been misstated, TLIC will change the payment associated with any benefits payable to that which the purchase payments would have purchased for the correct age or gender. The dollar amount of any underpayment made by us shall be paid in full with the next payment due such person, beneficiary, or payee. The dollar amount of any overpayment made by us due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest as specified in your policy, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to us.

Excess Interest Adjustment

Money that you surrender, transfer out of, or apply to an annuity payment option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a surrender, if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted account value for a guaranteed period option below the purchase payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment is:

S* (G-C)* (M/12)

S	=	Gross amount being surrendered that is subject to the excess interest adjustment
G	=	Guaranteed interest rate in effect for the policy
C	=	Current guaranteed interest rate then being offered on new purchase payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.
M	=	Number of months remaining in the current option period, rounded up to the next higher whole number of months.

*	= multiplication

^	= exponentiation

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Example 1 (Full Surrender, rates increase by 3%):

Single purchase payment:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of annuity year 2
Account value at middle of annuity year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Purchase Payments	= 50,000.00 * .10 = 5,000.00
Surrender charge free amount at middle of annuity year 2	= 5,000.00
Excess interest adjustment free amount	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.02) ^ 1.5 = 51,507.48
Excess interest adjustment
G = .055
C = .085
M = 42
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00 * (.055-.085) * (42/12)

= -5,250.00, but excess interest adjustment

cannot cause the adjusted account value to fall

below the excess interest adjustment floor, so the adjustment is limited to 51,507.48 - 54,181.21 = -2,673.73

Adjusted account value	= account value + excess interest adjustment = 54,181.21 + (-2,673.73) = 51,507.48
Portion of surrender charge-free amount which is deducted from cumulative earnings	= cumulative earnings = 4,181.21
Portion of surrender charge-free amount which is deducted from purchase payments	= 5,000 – 4,181.21 = 818.79
Surrender charges	= (50,000.00 – 818.79)* .07 = 3,442.68
Net surrender value at middle of policy year 2	= 51,507.48 – 3,442.68 = 48,064.80
Net surrender value minimum	= 90% x 50,000 x 1.03 ^ (l.5) = 47,040.11
The net surrender value of $48,064.80 is greater than the minimum of $47,040.11

[THIS SPACE INTENTIONALLY LEFT BLANK]

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Example 2 (Full Surrender, rates decrease by 1%):

Single purchase payment:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 2
Account value at middle of policy year 2
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Purchase Payments	= 50,000.00 * .10 = 5,000.00
Surrender charge free amount at middle of policy year 2	= 5,000.00
Excess interest adjustment free amount	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.02) ^ 1.5 = 51,507.48
Excess interest adjustment
G = .055
C = .045
M = 42
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00 * (.055-.045) * (42/12) = 1,750.00
Adjusted account value	= 54,181.21 + 1,750.00 = 55,931.21
Portion of surrender charge-free amount which is deducted from cumulative earnings	= cumulative earnings = 4,181.21
Portion of surrender charge-free amount which is deducted from purchase payments	= 5,000.00 – 4,181.21 = 818.79
Surrender charges	= (50,000.00 – 818.79) * .07 = 3,442.68
Net surrender value at middle of policy year 2	= 55,931.21 - 3,442.68 = 52,488.53
Net surrender value minimum	= 90% x 50,000 x 1.03 ^ (l.5) = 47,040.11
The net surrender value of 52,448.53 is greater than the minimum of 47,040.11

On a partial surrender, Transamerica will pay the owner the full amount of surrender requested (as long as the account value is sufficient). Amounts surrendered will reduce the account value by an amount equal to:

R - E + SC

R	=	the requested partial surrender;
E	=	the excess interest adjustment; and
SC	=	the surrender charges on (EPW - E); where
EPW	=	the excess partial surrender amount.

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Example 3 (Partial Surrender, rates increase by 1%):

Single purchase payment:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000 (requested withdrawal amount after penalties); middle of policy year 2
Account value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Purchase Payments	= 50,000.00 * .10 = 5,000.00
Surrender charge free amount at middle of policy year 2	= 5,000.00
Excess interest adjustment free amount	= 4,181.21
Excess interest adjustment/surrender charge
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .065
M = 42
E = 15,818.79 * (.055 - .065) * (42/12) = -553.66
EPW = 20,000.00 - 5,000.00 = 15,000.00

To receive the full $20,000 partial surrender amount, we must “gross-up” the EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by
(1 – surrender charge),

New EPW = 15,000/(1 – ..07) = 16,129.03

SC = .07 * (16,129.03 - (-553.66)) = 1,167.79
Remaining account value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge)
= 54,181.21 - (20,000.00 - (-553.66) + 1,167.79) = 32,459.76

Example 4 (Partial Surrender, rates decrease by 1%):

Single purchase payment:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of policy year 2
Account value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Purchase Payments	= 50,000.00 * .10 = 5,000.00
Surrender charge free amount at middle of policy year 2	= 5,000.00
Excess interest adjustment free amount	= 4,181.21
Excess interest adjustment/surrender charge
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .045
M = 42
E = 15,818.79 * (.055 - .045)* (42/12) = 553.66
EPW = 20,000.00 - 5,000.00 = 15,000.00

To receive the full $20,000 partial surrender amount, we must “gross-up” the EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by
(1 – surrender charge).

New EPW = 15,000/(1 - .07) = 16,129.03

SC = .07 * (16,129.03 – 553.66) = 1,090.28
Remaining account value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge)
= 54,181.21 - (20,000.00 – 553.66 + 1,090.28) = 33,644.59

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Reallocation of Variable Annuity Units After the Annuity Date

After the annuity date, you may reallocate the value of a designated number of variable annuity units of a subaccount then credited to a policy into an equal value of variable annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the variable annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the variable annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the variable annuity units remaining in an account or subaccount after a reallocation is less than $10, Transamerica reserves the right to include the value of those variable annuity units as part of the transfer. The request must be in writing to Transamerica’s Administrative Office. There is no charge assessed in connection with such reallocation. A reallocation of variable annuity units may be made up to four times in any given policy year.

After the annuity date, no transfers may be made from the fixed account to the variable account.

Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.

During the lifetime of the annuitant and prior to the annuity date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by Transamerica in good order at least thirty (30) days prior to the annuity date (elections less than 30 days require prior approval). If no election is made prior to the annuity date, annuity payments will be made using (i) life income with level fixed payments for 10 years certain, using the existing adjusted account value of the fixed account, or (ii) life income with variable payments for 10 years, certain using the existing account value of the variable account, or (iii) a combination of (i) and (ii).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount Transamerica has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells Transamerica in writing and Transamerica agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table”, using an assumed annuity date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the variable account selected by the annuitant or beneficiary.

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Determination of the First Variable Payment. The amount of the first variable payment depends upon the gender (if consideration of gender is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity date, adjusted as follows:

Annuity Commencement Date	Adjusted Age
Before 2010	Actual Age
2010-2019	Actual Age minus 1
2020-2026	Actual Age minus 2
2027-2033	Actual Age minus 3
2034-2040	Actual Age minus 4
After 2040	As determined by Transamerica

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using variable annuity units which are credited to the policy. The number of variable annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the variable annuity unit value of that subaccount on the annuity date. The number of variable annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of variable annuity units of each particular subaccount credited to the policy by the variable annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Adjusted Partial Surrender. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted partial surrender. The reduction amount depends on the relationship between your guaranteed minimum death proceeds and account value. The adjusted partial surrender is equal to (1) multiplied by (2), where:

(1)	is the amount of the gross partial surrender;
(2)	is the adjustment factor = current death benefit prior to the surrender divided by the account value prior to the surrender.

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The following examples describe the effect of a surrender on the guaranteed minimum death benefit and account value.

Example 1 (Assumed Facts for Example)
$75,000	current guaranteed minimum death benefit before surrender
$50,000	current account value before surrender
$75,000	current death proceeds
6%	current surrender charge percentage
$15,000	Requested surrender
$5,000	Surrender charge-free amount (assumes penalty free surrender is available)
$10,000	excess partial surrender (amount subject to surrender charge)
$ 100	excess interest adjustment (assumes interest rates have decreased since initial guarantee)
$ 594	Surrender charge on (excess partial surrender less excess interest adjustment) = 0.06* (10,000 - 100)
$10,494	Reduction in account value due to excess partial surrender = 10,000 - 100 + 594
$15,494	Total Gross Partial Surrender = 5,000 + 10,494
$23,241	adjusted partial surrender = 15,494 * (75,000/50,000)
$51,759	New guaranteed minimum death benefit (after surrender) = 75,000 – 23,241
$34,506	New account value (after surrender) = 50,000 - 15,494

Summary:
Reduction in guaranteed minimum death benefit	= $23,241
Reduction in account value	= $15,494

Note, guaranteed minimum death benefit is reduced more than the account value because the guaranteed minimum death benefit was greater than the account value just prior to the surrender.

Example 2 (Assumed Facts for Example)
$50,000	current guaranteed minimum death benefit before surrender
$75,000	current account value before surrender
$75,000	current death proceeds
6%	current surrender charge percentage
$15,000	requested surrender
$ 7,500	surrender charge-free amount (assumes penalty free surrender is available)
$ 7,500	excess partial surrender (amount subject to surrender charge)
$ -100	excess interest adjustment (assumes interest rates have increased since initial guarantee)
$ 456	surrender charge on (excess partial surrender less excess interest adjustment) = 0.06*[(7500 - (- 100)]
$8,056	reduction in account value due to excess partial surrender = 7500 - (- 100) + 456 = 7500 + 100 + 456
$15,556	Total Gross Partial Surrender = 7,500 + 8,056
$15,556	adjusted partial surrender = 15,556 * (75,000/75,000)
$34,444	New guaranteed minimum death benefit (after surrender) = 50,000 - 15,556
$59,444	New account value (after surrender) = 75,000 - 15,556

Summary:
Reduction in guaranteed minimum death benefit	= $15,556
Reduction in account value	= $15,556

Note, the guaranteed minimum death benefit and account value are reduced by the same amount because the account value was higher than the guaranteed minimum death benefit just prior to the surrender.

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Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to Transamerica will constitute due proof of death.

Upon receipt of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

Distribution Requirements. If the annuitant dies prior to the annuity date, (1) the death benefit must be distributed within five years of the date of the deceased’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased annuitant’s death and must be made for the beneficiary’s lifetime or for a period certain (so long as any period certain does not exceed the beneficiary’s life expectancy). Death proceeds, which are not paid to or for the benefit of a natural person, must be distributed within five years of the date of the deceased’s death. If the sole beneficiary is the deceased’s surviving spouse, however, such spouse may elect to continue the policy as the new annuitant and owner instead of receiving the death benefit.

Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to Transamerica. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by Transamerica. Transamerica will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designations.

Death of Owner

Federal tax law requires that if any owner (including any joint owner or any successor owner who has become a current owner) dies before the annuity date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity date. See “Certain Federal Income Tax Consequences” for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on Transamerica until a copy has been filed at its Administrative Office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. Transamerica assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

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Unless you so direct by filing written notice with Transamerica, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

Transamerica reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until Transamerica receives such evidence.

Non-Participating

The policy will not share in Transamerica’s surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by Transamerica and approved by one of Transamerica’s officers. No registered representative has authority to change or waive any provision of the policy.

Transamerica reserves the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their immediate family. In such a case, Transamerica may credit an amount equal to a percentage of each purchase payment to the policy due to lower acquisition costs Transamerica experiences on those purchases. Transamerica may offer certain employer sponsored savings plans, in its discretion reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future period certain variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, multiplied by (b) the number of payments remaining, multiplied by a discounted rate (such as the assumed investment rate or “AIR”.

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments (e.g., the Initial Payment Guarantee), please note that the stabilized payments remain level throughout each year and are adjusted on your annuitization anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your

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selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of variable annuity units. The annuity units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your annuitization anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance of the subaccounts will be increased since more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance of the subaccounts will be decreased because fewer variable annuity units are credited to you.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

Hypothetical Changes in Variable Annuity Units with Stabilized Payments
AIR			5.00%
Life & 10 Year Certain
Male aged 65
First Variable Payment			$500
		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments in Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
	February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
	March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
	April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
	May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
	June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
	July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
	August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
	September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
	October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
	November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
	December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
	January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052

*The total separate account expenses included in the calculations is 2.25% (2.25% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.

INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of variable accumulation units and variable annuity units, and to determine annuity payment rates.

Variable Accumulation Units

Allocations of a purchase payment directed to a subaccount are credited in the form of variable accumulation units. Each subaccount has a distinct variable accumulation unit value. The number of units credited is determined by dividing the purchase payment or amount transferred to the subaccount by the variable accumulation unit value of the subaccount as

15

of the end of the valuation period during which the allocation is made. For each subaccount, the variable accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolios, expenses, and deductions of certain charges affect the value of a variable accumulation unit.

Upon allocation to the selected subaccount, purchase payments are converted into variable accumulation units of the subaccount. The number of variable accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of a variable accumulation unit for that subaccount as next determined after the purchase payment is received at the Administrative Office or, in the case of the initial purchase payment, when the enrollment form is completed, whichever is later. The value of a variable accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of a variable accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of a variable accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of a variable accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the variable accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3)	a per share credit or charge for any taxes determined by Transamerica to have resulted during the valuation period from the investment operations of the subaccount;

(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is an amount representing the total variable account annual expenses and any optional benefit fees, if applicable.

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Illustration of Variable Account Variable Accumulation Unit Value Calculations

(Assumes Double Enhanced Death Benefit)

Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor =	(A + B - C) - E
D

Where: A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
	Assume	A = $11.57

B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
	Assume	B = 0

C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
	Assume	C = 0

D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
	Assume	D = $11.40

E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E totals 1.45% on an annual basis; On a daily basis, this equals ..000039442.

Then, the net investment factor =	(11.57 + 0 - 0) - .000039442 = Z = 1.014872839
(11.40)

Formula and Illustration for Determining Variable Accumulation Unit Value

Variable Accumulation Unit Value = A * B

Where: A = The variable accumulation unit value for the immediately preceding valuation period.
Assume = $X
B = The net investment factor for the current valuation period.
Assume = Y

Then, the variable accumulation unit value = $X * Y = $Z

Variable Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with variable annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, variable annuity unit values fall if the net investment performance of the subaccount is less than the assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

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(a)	is the variable annuity unit value for the subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

(c)	is the assumed investment return adjustment factor for the valuation period.

The assumed investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the certificate used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for, which Transamerica determines to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of a fund share held in that subaccount. (For calculating Initial Payment Guarantee annuity payments, the factor is 1.25% higher).

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable variable annuity unit values.

The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity date. The policy also contains a table for determining the adjusted age of the annuitant0 .

Illustration of Calculations for Variable Annuity Unit Value

and Variable Annuity Payments

Formula and Illustration for Determining Variable Annuity Unit Value

Variable Annuity Unit Value = A * B * C

Where: A =	variable annuity unit value for the immediately preceding valuation period.
	Assume	= $X

B =	Net investment factor for the valuation period for which the variable annuity unit value is being calculated.
	Assume	= Y

C =	A factor to neutralize the assumed investment return of 5% built into the Annuity Tables used.
	Assume	= Z

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Then, the variable annuity unit value is:

$X * Y * Z = $Q

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment =	A * B
$1,000

Where: A =	The adjusted account value as of the annuity date.
Assume = $X

B =	The Annuity purchase rate per $1,000 of adjusted account value based upon the option selected, the gender and adjusted age of the annuitant according to the tables contained in the policy.
Assume = $Y

Then, the first monthly variable annuity payment =	$X * $Y = $Z
1,000

Formula and Illustration for Determining the Number of Variable Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of variable annuity units	=	A
B

Where: A =	The dollar amount of the first monthly variable annuity payment.
Assume = $X

B =	The variable annuity unit value for the valuation date on which the first monthly payment is due.
Assume = $Y

Then, the number of variable annuity units =	$X = Z
$Y

HISTORICAL PERFORMANCE DATA

Money Market Yields

Transamerica may from time to time disclose the current annualized yield of the Government Money Market Subaccount, which invests in the Government Money Market Portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Government Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the Government Money Market Subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:

Current Yield = ((NCS * ES)/UV) * (365/7)

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Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the Government Money Market Subaccount will be lower than the yield for the Government Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 7% to 0% of the amount of purchase payments surrendered based on the number of years since the purchase payment was made. However, surrender charges will not be assessed after the seventh policy year.

Transamerica may also disclose the effective yield of the Government Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS – ES)/UV))365/7 – 1

Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.

The yield on amounts held in the Government Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Government Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Government Money Market Portfolio, the types and quality of portfolio securities held by the Government Money Market Portfolio and its operating expenses.

Total Returns

Transamerica may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

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Total returns will be calculated using subaccount unit values which Transamerica calculates on each business day based on the performance of the variable account’s underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

P (1 + T)N = ERV

Where:
T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.

Other Performance Data

Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the surrender charge percentage will be 0%.

CTR = (ERV / P)-1

Where:
CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

PUBLISHED RATINGS

Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of Transamerica. The ratings should not be considered as bearing on or investment

21

performance of assets held in the variable account or of the safety or riskiness of an investment in the variable account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms.

STATE REGULATION OF TRANSAMERICA

Transamerica is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of Transamerica for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine Transamerica’s policy liabilities and reserves so that the Division may determine the items are correct. Transamerica’s books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, Transamerica is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

Transamerica performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the variable account will be maintained by Transamerica. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, Transamerica will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly purchase payments deducted from your checking account, or regular annuity payments Transamerica sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE POLICYS

TCI as the principal underwriter of the policies and may enter into agreements with broker-dealers for the distribution of the policies. During fiscal year 2016, 2015, and 2014, respectively, $ 216,273, $303,028, and $261,822, were paid to TCI, as underwriter of the contracts; no amounts were retained by TCI.

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VOTING RIGHTS

To the extent required by law, Transamerica will vote the underlying fund portfolios’ shares held by the variable account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Transamerica determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

Before the annuity date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your account value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity date, you have the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person’s number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you have the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. Transamerica will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by Transamerica in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

Transamerica makes other variable annuity policies available that may also be funded through the variable account. These variable annuity policies may have different features, such as different investment choices or charges.

CUSTODY OF ASSETS

Transamerica holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from Transamerica’s general account assets. Transamerica maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the variable account is afforded by Transamerica’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of Transamerica.

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INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account VA-2L as of December 31, 2016 and for the years ended December 31, 2016 and 2015, and the statutory-basis financial statements and schedules of Transamerica Life Insurance Company as of December 31, 2016 and 2015 and for the three years ended December 31, 2016 included in this Statement of Additional Information, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given upon the authority of such firm as experts in accounting and auditing.

PricewaterhouseCoopers LLP,

One North Wacker Drive

Chicago, IL 60606

OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of your interest in the variable account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA-2L, which are available for investment by the Dreyfus/Transamerica Triple Advantage® Variable Annuity policy owners, are contained herein. The statutory-basis financial statements of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the variable account.

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APPENDIX A

CONDENSED FINANCIAL INFORMATION

The variable accumulation unit values and the number of variable accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

2.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Appreciation Portfolio – Service Class Sub-Account inception April 5, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.753775 $1.847777 $1.756492 $1.490069 $1.386915 $1.307255 $1.164695 $0.976695 $1.424649 $1.366806	$1.841733 $1.753775 $1.847777 $1.756492 $1.490069 $1.386915 $1.307255 $1.164695 $0.976695 $1.424649	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Core Value Portfolio – Service Class Sub-Account inception May 1, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.862906 $1.958381 $1.823467 $1.359058 $1.180467 $1.287518 $1.168534 $1.015423 $1.624791 $1.620485	$2.144830 $1.862906 $1.958381 $1.823467 $1.359058 $1.180467 $1.287518 $1.168534 $1.015423 $1.624791	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Dreyfus Stock Index Fund, Inc. – Service Class Sub-Account inception January 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.990336 $2.022535 $1.832903 $1.426438 $1.266325 $1.277224 $1.142982 $0.929474 $1.520159 $1.484296	$2.164101 $1.990336 $2.022535 $1.832903 $1.426438 $1.266325 $1.277224 $1.142982 $0.929474 $1.520159	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Government Money Market Portfolio – Initial Class Sub-Account inception January 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.855747 $0.877134 $0.899070 $0.921544 $0.944718 $0.968219 $0.992351 $1.015837 $1.015488 $0.992672	$0.835049 $0.855747 $0.877134 $0.899070 $0.921544 $0.944718 $0.968219 $0.992351 $1.015837 $1.015488	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Growth and Income Portfolio – Service Class Sub-Account inception December 15, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.899841 $1.922020 $1.793745 $1.347654 $1.173120 $1.239478 $1.073949 $0.857056 $1.477374 $1.399814	$2.034884 $1.899841 $1.922020 $1.793745 $1.347654 $1.173120 $1.239478 $1.073949 $0.857056 $1.477374	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

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2.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
International Equity Portfolio – Service Class Sub-Account inception December 15, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.960789 $1.986563 $2.096944 $1.830304 $1.527489 $1.840057 $1.718665 $1.410603 $2.508614 $2.201016	$1.801652 $1.960789 $1.986563 $2.096944 $1.830304 $1.527489 $1.840057 $1.718665 $1.410603 $2.508614	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
International Value Portfolio – Service Class Sub-Account inception May 1, 1996	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.451840 $1.533838 $1.738664 $1.452520 $1.324506 $1.671152 $1.643594 $1.289430 $2.114222 $2.085516	$1.394111 $1.451840 $1.533838 $1.738664 $1.452520 $1.324506 $1.671152 $1.643594 $1.289430 $2.114222	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MidCap Stock Portfolio – Service Class Sub-Account inception May 1, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.269057 $2.385828 $2.188143 $1.665072 $1.430290 $1.463082 $1.181307 $0.894755 $1.540180 $1.557298	$2.550419 $2.269057 $2.385828 $2.188143 $1.665072 $1.430290 $1.463082 $1.181307 $0.894755 $1.540180	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Opportunistic Small Cap Portfolio – Service Class Sub-Account inception January 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.570199 $1.651108 $1.670321 $1.155076 $0.984789 $1.174493 $0.920236 $0.750021 $1.235564 $1.427691	$1.789220 $1.570199 $1.651108 $1.670321 $1.155076 $0.984789 $1.174493 $0.920236 $0.750021 $1.235564	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Quality Bond Portfolio – Service Class Sub-Account inception January 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.145163 $1.196354 $1.172857 $1.224180 $1.176200 $1.128949 $1.069454 $0.956306 $1.026025 $1.018191	$1.131495 $1.145163 $1.196354 $1.172857 $1.224180 $1.176200 $1.128949 $1.069454 $0.956306 $1.026025	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.081421 $1.131972 $1.069549 $1.002319 $1.000000	$1.048049 $1.081421 $1.131972 $1.069549 $1.002319	0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Growth – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.124138 $1.187266 $1.124954 $0.997398 $1.000000	$1.085949 $1.124138 $1.187266 $1.124954 $0.997398	0.000 0.000 0.000 0.000 0.000

26

2.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk – Balanced ETF – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.078654 $1.125544 $1.103486 $1.015031 $1.000000	$1.091906 $1.078654 $1.125544 $1.103486 $1.015031	0.000 0.000 0.000 0.000 0.000
TA Managed Risk – Conservative ETF – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.055161 $1.089027 $1.060662 $1.011623 $1.000000	$1.071450 $1.055161 $1.089027 $1.060662 $1.011623	0.000 0.000 0.000 0.000 0.000
TA Managed Risk – Growth ETF – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.127676 $1.197976 $1.181033 $1.019139 $1.000000	$1.151617 $1.127676 $1.197976 $1.181033 $1.019139	0.000 0.000 0.000 0.000 0.000
TA Market Participation Strategy – Service Class Sub-Account inception September 17, 2012	2016 2015 2014 2013 2012	$1.095097 $1.160081 $1.100542 $0.986966 $1.000000	$1.112919 $1.095097 $1.160081 $1.100542 $0.986966	0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical – Balanced – Service Class Sub-Account inception September 17, 2012	2016 2015 2014 2013 2012	$1.080567 $1.136528 $1.080345 $0.990058 $1.000000	$1.111000 $1.080567 $1.136528 $1.080345 $0.990058	0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical – Conservative – Service Class Sub-Account inception September 17, 2012	2016 2015 2014 2013 2012	$1.061710 $1.111333 $1.047710 $0.992925 $1.000000	$1.087456 $1.061710 $1.111333 $1.047710 $0.992925	0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical – Growth – Service Class Sub-Account inception September 17, 2012	2016 2015 2014 2013 2012	$1.097295 $1.164992 $1.122352 $0.984897 $1.000000	$1.122758 $1.097295 $1.164992 $1.122352 $0.984897	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation – Conservative – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.017361 $1.068011 $1.056613 $1.011500 $1.000000	$1.018888 $1.017361 $1.068011 $1.056613 $1.011500	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation – Moderate – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.036726 $1.110134 $1.098169 $1.013026 $1.000000	$1.033584 $1.036726 $1.110134 $1.098169 $1.013026	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation – Moderate Growth – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.061464 $1.164077 $1.155903 $1.016940 $1.000000	$1.056010 $1.061464 $1.164077 $1.155903 $1.016940	0.000 0.000 0.000 0.000 0.000
TA WMC US Growth – Initial Class Sub-Account inception May 4, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.152938 $2.065341 $1.905408 $1.474365 $1.335537 $1.422934 $1.237108 $0.981483 $1.863447 $1.642755	$2.159610 $2.152938 $2.065341 $1.905408 $1.474365 $1.335537 $1.422934 $1.237108 $0.981483 $1.863447	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

27

2.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Technology Growth Portfolio – Service Class Sub-Account inception October 1, 1999	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.317801 $2.243072 $2.157234 $1.668911 $1.483177 $1.653173 $1.306906 $0.852831 $1.487945 $1.332880	$2.360527 $2.317801 $2.243072 $2.157234 $1.668911 $1.483177 $1.653173 $1.306906 $0.852831 $1.487945	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. – Service Class(1) Sub-Account inception October 7, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.862643 $1.976732 $1.790953 $1.369973 $1.257314 $1.280339 $1.145668 $0.880023 $1.379038 $1.315139	$2.000461 $1.862643 $1.976732 $1.790953 $1.369973 $1.257314 $1.280339 $1.145668 $0.880023 $1.379038	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

28

2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Appreciation Portfolio – Service Class Sub-Account inception April 5, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.797747 $1.890400 $1.793507 $1.518493 $1.410595 $1.326990 $1.179968 $0.987577 $1.437700 $1.376622	$1.891593 $1.797747 $1.890400 $1.793507 $1.518493 $1.410595 $1.326990 $1.179968 $0.987577 $1.437700	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Core Value Portfolio – Service Class Sub-Account inception May 1, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.909652 $2.003606 $1.861929 $1.385022 $1.200650 $1.306977 $1.183887 $1.026749 $1.639663 $1.632105	$2.202935 $1.909652 $2.003606 $1.861929 $1.385022 $1.200650 $1.306977 $1.183887 $1.026749 $1.639663	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Dreyfus Stock Index Fund, Inc. – Service Class Sub-Account inception January 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.040193 $2.069153 $1.871503 $1.453651 $1.287957 $1.296518 $1.157978 $0.939835 $1.534083 $1.494948	$2.222636 $2.040193 $2.069153 $1.871503 $1.453651 $1.287957 $1.296518 $1.157978 $0.939835 $1.534083	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Government Money Market Portfolio – Initial Class Sub-Account inception January 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.877245 $0.897421 $0.918059 $0.939161 $0.960898 $0.982868 $1.005338 $1.027131 $1.024775 $0.999780	$0.857685 $0.877245 $0.897421 $0.918059 $0.939161 $0.960898 $0.982868 $1.005338 $1.027131 $1.024775	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Growth and Income Portfolio – Service Class Sub-Account inception December 15, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.947459 $1.966363 $1.831553 $1.373370 $1.193161 $1.258191 $1.088052 $0.866624 $1.490939 $1.409888	$2.089956 $1.947459 $1.966363 $1.831553 $1.373370 $1.193161 $1.258191 $1.088052 $0.866624 $1.490939	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
International Equity Portfolio – Service Class Sub-Account inception December 15, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.009934 $2.032379 $2.141124 $1.865237 $1.553588 $1.867834 $1.741199 $1.426325 $2.531609 $2.216829	$1.850411 $2.009934 $2.032379 $2.141124 $1.865237 $1.553588 $1.867834 $1.741199 $1.426325 $2.531609	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

29

2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
International Value Portfolio – Service Class Sub-Account inception May 1, 1996	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.488264 $1.569249 $1.775315 $1.480235 $1.347124 $1.696375 $1.665148 $1.303790 $2.133570 $2.100476	$1.431872 $1.488264 $1.569249 $1.775315 $1.480235 $1.347124 $1.696375 $1.665148 $1.303790 $2.133570	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MidCap Stock Portfolio – Service Class Sub-Account inception May 1, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.325974 $2.440900 $2.234274 $1.696868 $1.454740 $1.485187 $1.196818 $0.904731 $1.554302 $1.568485	$2.619491 $2.325974 $2.440900 $2.234274 $1.696868 $1.454740 $1.485187 $1.196818 $0.904731 $1.554302	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Opportunistic Small Cap Portfolio – Service Class Sub-Account inception January 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.609561 $1.689202 $1.705531 $1.177128 $1.001620 $1.192238 $0.932321 $0.758381 $1.246881 $1.437931	$1.837648 $1.609561 $1.689202 $1.705531 $1.177128 $1.001620 $1.192238 $0.932321 $0.758381 $1.246881	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Quality Bond Portfolio – Service Class Sub-Account inception January 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.173888 $1.223970 $1.197580 $1.247546 $1.196297 $1.146000 $1.083481 $0.966965 $1.035423 $1.025499	$1.162137 $1.173888 $1.223970 $1.197580 $1.247546 $1.196297 $1.146000 $1.083481 $0.966965 $1.035423	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.089201 $1.137890 $1.073038 $1.003631 $1.000000	$1.057647 $1.089201 $1.137890 $1.073038 $1.003631	0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Growth – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.132239 $1.193479 $1.128630 $0.998700 $1.000000	$1.095905 $1.132239 $1.193479 $1.128630 $0.998700	0.000 0.000 0.000 0.000 0.000
TA Managed Risk – Balanced ETF – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.086407 $1.131421 $1.107094 $1.016364 $1.000000	$1.101904 $1.086407 $1.131421 $1.107094 $1.016364	0.000 0.000 0.000 0.000 0.000
TA Managed Risk – Conservative ETF – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.062761 $1.094736 $1.064136 $1.012944 $1.000000	$1.081271 $1.062761 $1.094736 $1.064136 $1.012944	0.000 0.000 0.000 0.000 0.000

30

2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk – Growth ETF – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.135761 $1.204219 $1.184867 $1.020467 $1.000000	$1.162133 $1.135761 $1.204219 $1.184867 $1.020467	0.000 0.000 0.000 0.000 0.000
TA Market Participation Strategy – Service Class Sub-Account inception September 17, 2012	2016 2015 2014 2013 2012	$1.102136 $1.165262 $1.103301 $0.987515 $1.000000	$1.122259 $1.102136 $1.165262 $1.103301 $0.987515	0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical – Balanced – Service Class Sub-Account inception September 17, 2012	2016 2015 2014 2013 2012	$1.087547 $1.141628 $1.083062 $0.990610 $1.000000	$1.120365 $1.087547 $1.141628 $1.083062 $0.990610	0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical – Conservative – Service Class Sub-Account inception September 17, 2012	2016 2015 2014 2013 2012	$1.068539 $1.116300 $1.050343 $0.993481 $1.000000	$1.096577 $1.068539 $1.116300 $1.050343 $0.993481	0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical – Growth – Service Class Sub-Account inception September 17, 2012	2016 2015 2014 2013 2012	$1.104347 $1.170203 $1.125176 $0.985444 $1.000000	$1.132170 $1.104347 $1.170203 $1.125176 $0.985444	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation – Conservative – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.024670 $1.073594 $1.060052 $1.012824 $1.000000	$1.028206 $1.024670 $1.073594 $1.060052 $1.012824	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation – Moderate – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.044181 $1.115929 $1.101751 $1.014343 $1.000000	$1.043061 $1.044181 $1.115929 $1.101751 $1.014343	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation – Moderate Growth – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.069114 $1.170177 $1.159691 $1.018273 $1.000000	$1.065702 $1.069114 $1.170177 $1.159691 $1.018273	0.000 0.000 0.000 0.000 0.000
TA WMC US Growth – Initial Class Sub-Account inception May 4, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.206837 $2.112912 $1.945490 $1.502451 $1.358312 $1.443374 $1.253320 $0.992414 $1.880510 $1.654554	$2.217991 $2.206837 $2.112912 $1.945490 $1.502451 $1.358312 $1.443374 $1.253320 $0.992414 $1.880510	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

31

2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Technology Growth Portfolio – Service Class Sub-Account inception October 1, 1999	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.375874 $2.294792 $2.202681 $1.700738 $1.508494 $1.678114 $1.324036 $0.862326 $1.501576 $1.342459	$2.424391 $2.375874 $2.294792 $2.202681 $1.700738 $1.508494 $1.678114 $1.324036 $0.862326 $1.501576	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. – Service Class(1) Sub-Account inception October 7, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.909313 $2.022308 $1.828681 $1.396103 $1.278787 $1.299673 $1.160716 $0.889840 $1.391685 $1.324610	$2.054581 $1.909313 $2.022308 $1.828681 $1.396103 $1.278787 $1.299673 $1.160716 $0.889840 $1.391685	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

32

2.10%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Appreciation Portfolio – Service Class Sub-Account inception April 5, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.842871 $1.934058 $1.831332 $1.547504 $1.434719 $1.347053 $1.195470 $0.998590 $1.450884 $1.386521	$1.942856 $1.842871 $1.934058 $1.831332 $1.547504 $1.434719 $1.347053 $1.195470 $0.998590 $1.450884	0.000 0.000 0.000 0.000 0.000 0.000 0.000 20,698.991 21,073.694 18,751.122
Core Value Portfolio – Service Class Sub-Account inception May 1, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.957541 $2.049831 $1.901164 $1.411444 $1.221157 $1.326711 $1.199415 $1.038182 $1.654667 $1.643808	$2.262591 $1.957541 $2.049831 $1.901164 $1.411444 $1.221157 $1.326711 $1.199415 $1.038182 $1.654667	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Dreyfus Stock Index Fund, Inc. – Service Class Sub-Account inception January 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.091450 $2.116989 $1.911030 $1.481449 $1.310000 $1.316126 $1.173202 $0.950335 $1.548179 $1.505708	$2.282925 $2.091450 $2.116989 $1.911030 $1.481449 $1.310000 $1.316126 $1.173202 $0.950335 $1.548179	0.000 0.000 0.000 0.000 0.000 0.000 0.000 21,398.612 22,593.675 17,650.269
Government Money Market Portfolio – Initial Class Sub-Account inception January 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.899221 $0.918103 $0.937382 $0.957061 $0.977283 $0.997698 $1.018560 $1.038604 $1.034183 $1.006965	$0.880885 $0.899221 $0.918103 $0.937382 $0.957061 $0.977283 $0.997698 $1.018560 $1.038604 $1.034183	0.000 0.000 0.000 0.000 0.000 0.000 0.000 12,092.574 9,328.489 13,256.719

33

2.10%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Growth and Income Portfolio – Service Class Sub-Account inception December 15, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.996395 $2.011824 $1.870236 $1.399641 $1.213586 $1.277233 $1.102358 $0.876295 $1.504614 $1.420027	$2.146662 $1.996395 $2.011824 $1.870236 $1.399641 $1.213586 $1.277233 $1.102358 $0.876295 $1.504614	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
International Equity Portfolio – Service Class Sub-Account inception December 15, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.060457 $2.079385 $2.186360 $1.900912 $1.580199 $1.896121 $1.764124 $1.442269 $2.554864 $2.232799	$1.900626 $2.060457 $2.079385 $2.186360 $1.900912 $1.580199 $1.896121 $1.764124 $1.442269 $2.554864	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
International Value Portfolio – Service Class Sub-Account inception May 1, 1996	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.525650 $1.605519 $1.812794 $1.508537 $1.370188 $1.722046 $1.687044 $1.318349 $2.153161 $2.115603	$1.470720 $1.525650 $1.605519 $1.812794 $1.508537 $1.370188 $1.722046 $1.687044 $1.318349 $2.153161	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MidCap Stock Portfolio – Service Class Sub-Account inception May 1, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.384427 $2.497347 $2.281464 $1.729318 $1.479652 $1.507665 $1.212561 $0.914827 $1.568550 $1.579753	$2.690556 $2.384427 $2.497347 $2.281464 $1.729318 $1.479652 $1.507665 $1.212561 $0.914827 $1.568550	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Opportunistic Small Cap Portfolio – Service Class Sub-Account inception January 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.649971 $1.728222 $1.741506 $1.199613 $1.018748 $1.210263 $0.944575 $0.766852 $1.258335 $1.448285	$1.887459 $1.649971 $1.728222 $1.741506 $1.199613 $1.018748 $1.210263 $0.944575 $0.766852 $1.258335	0.000 0.000 0.000 0.000 0.000 0.000 0.000 14,036.335 14,862.220 10,843.655

34

2.10%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Quality Bond Portfolio – Service Class Sub-Account inception January 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.203381 $1.252269 $1.222878 $1.271417 $1.216780 $1.163365 $1.097752 $0.977778 $1.044956 $1.032912	$1.193660 $1.203381 $1.252269 $1.222878 $1.271417 $1.216780 $1.163365 $1.097752 $0.977778 $1.044956	0.000 0.000 0.000 0.000 0.000 0.000 0.000 33,415.163 30,452.102 39,072.204
TA Legg Mason Dynamic Allocation - Balanced – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.097051 $1.143849 $1.076542 $1.004946 $1.000000	$1.067346 $1.097051 $1.143849 $1.076542 $1.004946	0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Growth – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.140394 $1.199728 $1.132321 $1.000015 $1.000000	$1.105965 $1.140394 $1.199728 $1.132321 $1.000015	0.000 0.000 0.000 0.000 0.000
TA Managed Risk – Balanced ETF – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.094227 $1.137340 $1.110702 $1.017689 $1.000000	$1.111999 $1.094227 $1.137340 $1.110702 $1.017689	0.000 0.000 0.000 0.000 0.000
TA Managed Risk – Conservative ETF – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.070416 $1.100468 $1.067625 $1.014269 $1.000000	$1.091190 $1.070416 $1.100468 $1.067625 $1.014269	0.000 0.000 0.000 0.000 0.000
TA Managed Risk – Growth ETF – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.143953 $1.210523 $1.188743 $1.021802 $1.000000	$1.172810 $1.143953 $1.210523 $1.188743 $1.021802	0.000 0.000 0.000 0.000 0.000
TA Market Participation Strategy – Service Class Sub-Account inception September 17, 2012	2016 2015 2014 2013 2012	$1.109259 $1.170497 $1.106095 $0.988077 $1.000000	$1.131720 $1.109259 $1.170497 $1.106095 $0.988077	0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical – Balanced – Service Class Sub-Account inception September 17, 2012	2016 2015 2014 2013 2012	$1.094564 $1.146750 $1.085801 $0.991172 $1.000000	$1.129791 $1.094564 $1.146750 $1.085801 $0.991172	0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical – Conservative – Service Class Sub-Account inception September 17, 2012	2016 2015 2014 2013 2012	$1.075439 $1.121311 $1.052998 $0.994035 $1.000000	$1.105823 $1.075439 $1.121311 $1.052998 $0.994035	0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical – Growth – Service Class Sub-Account inception September 17, 2012	2016 2015 2014 2013 2012	$1.111482 $1.175439 $1.128003 $0.985997 $1.000000	$1.141720 $1.111482 $1.175439 $1.128003 $0.985997	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation – Conservative – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.032054 $1.079206 $1.063526 $1.014150 $1.000000	$1.037644 $1.032054 $1.079206 $1.063526 $1.014150	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation – Moderate – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.051691 $1.121762 $1.105353 $1.015674 $1.000000	$1.052608 $1.051691 $1.121762 $1.105353 $1.015674	0.000 0.000 0.000 0.000 0.000

35

2.10%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation – Moderate Growth – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.076814 $1.176290 $1.163470 $1.019603 $1.000000	$1.075469 $1.076814 $1.176290 $1.163470 $1.019603	0.000 0.000 0.000 0.000 0.000
TA WMC US Growth – Initial Class Sub-Account inception May 4, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.262323 $2.161804 $1.986620 $1.531217 $1.381595 $1.465242 $1.269820 $1.003507 $1.897776 $1.666461	$2.278186 $2.262323 $2.161804 $1.986620 $1.531217 $1.381595 $1.465242 $1.269820 $1.003507 $1.897776	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Technology Growth Portfolio – Service Class Sub-Account inception October 1, 1999	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.435600 $2.347867 $2.249212 $1.733274 $1.534331 $1.703531 $1.341475 $0.871977 $1.515386 $1.352134	$2.490191 $2.435600 $2.347867 $2.249212 $1.733274 $1.534331 $1.703531 $1.341475 $0.871977 $1.515386	0.000 0.000 0.000 0.000 0.000 0.000 0.000 9,813.898 12,346.244 9,081.160
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. – Service Class(1) Sub-Account inception October 7, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.957275 $2.069057 $1.867296 $1.422803 $1.300679 $1.319345 $1.175979 $0.899783 $1.404474 $1.334148	$2.110303 $1.957275 $2.069057 $1.867296 $1.422803 $1.300679 $1.319345 $1.175979 $0.899783 $1.404474	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

36

1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Appreciation Portfolio – Service Class Sub-Account inception April 5, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.889218 $1.978815 $1.870052 $1.577138 $1.459314 $1.367467 $1.211212 $1.009766 $1.464231 $1.396514	$1.995625 $1.889218 $1.978815 $1.870052 $1.577138 $1.459314 $1.367467 $1.211212 $1.009766 $1.464231	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Core Value Portfolio – Service Class Sub-Account inception May 1, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.006878 $2.097380 $1.941454 $1.438533 $1.242138 $1.346853 $1.215236 $1.049823 $1.669925 $1.655701	$2.324157 $2.006878 $2.097380 $1.941454 $1.438533 $1.242138 $1.346853 $1.215236 $1.049823 $1.669925	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Dreyfus Stock Index Fund, Inc. – Service Class Sub-Account inception January 22, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.144119 $2.166057 $1.951489 $1.509849 $1.332499 $1.336111 $1.188683 $0.960971 $1.562417 $1.516569	$2.344997 $2.144119 $2.166057 $1.951489 $1.509849 $1.332499 $1.336111 $1.188683 $0.960971 $1.562417	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Government Money Market Portfolio – Initial Class Sub-Account inception January 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.921908 $0.939417 $0.957276 $0.975475 $0.994118 $1.012897 $1.032009 $1.050259 $1.043729 $1.014273	$0.904872 $0.921908 $0.939417 $0.957276 $0.975475 $0.994118 $1.012897 $1.032009 $1.050259 $1.043729	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Growth and Income Portfolio – Service Class Sub-Account inception January 22, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.046623 $2.058398 $1.909780 $1.426436 $1.234388 $1.296587 $1.116867 $0.886096 $1.518450 $1.430274	$2.204975 $2.046623 $2.058398 $1.909780 $1.426436 $1.234388 $1.296587 $1.116867 $0.886096 $1.518450	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

37

1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
International Equity Portfolio – Service Class Sub-Account inception December 15, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.112300 $2.127530 $2.232605 $1.937321 $1.607287 $1.924848 $1.787338 $1.458389 $2.578338 $2.248876	$1.952253 $2.112300 $2.127530 $2.232605 $1.937321 $1.607287 $1.924848 $1.787338 $1.458389 $2.578338	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
International Value Portfolio – Service Class Sub-Account inception May 1, 1996	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.564061 $1.642724 $1.851177 $1.537456 $1.393710 $1.748178 $1.709296 $1.333124 $2.172995 $2.130878	$1.510686 $1.564061 $1.642724 $1.851177 $1.537456 $1.393710 $1.748178 $1.709296 $1.333124 $2.172995	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MidCap Stock Portfolio – Service Class Sub-Account inception May 1, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.444383 $2.555129 $2.329694 $1.762418 $1.505001 $1.530503 $1.228524 $0.925061 $1.582978 $1.591143	$2.763614 $2.444383 $2.555129 $2.329694 $1.762418 $1.505001 $1.530503 $1.228524 $0.925061 $1.582978	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Opportunistic Small Cap Portfolio – Service Class Sub-Account inception January 22, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.691582 $1.768323 $1.778422 $1.222637 $1.036256 $1.228648 $0.957047 $0.775446 $1.269919 $1.458741	$1.938850 $1.691582 $1.768323 $1.778422 $1.222637 $1.036256 $1.228648 $0.957047 $0.775446 $1.269919	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Quality Bond Portfolio – Service Class Sub-Account inception January 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.233675 $1.281279 $1.248755 $1.295753 $1.237641 $1.180989 $1.112198 $0.988707 $1.054571 $1.040344	$1.226096 $1.233675 $1.281279 $1.248755 $1.295753 $1.237641 $1.180989 $1.112198 $0.988707 $1.054571	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.104955 $1.149832 $1.080070 $1.006254 $1.000000	$1.077146 $1.104955 $1.149832 $1.080070 $1.006254	0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Growth – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.148636 $1.206036 $1.136037 $1.001328 $1.000000	$1.116125 $1.148636 $1.206036 $1.136037 $1.001328	0.000 0.000 0.000 0.000 0.000

38

1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk – Balanced ETF – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.102154 $1.143319 $1.114348 $1.019031 $1.000000	$1.122241 $1.102154 $1.143319 $1.114348 $1.019031	0.000 0.000 0.000 0.000 0.000
TA Managed Risk – Conservative ETF – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.078152 $1.106248 $1.071119 $1.015605 $1.000000	$1.101217 $1.078152 $1.106248 $1.071119 $1.015605	0.000 0.000 0.000 0.000 0.000
TA Managed Risk – Growth ETF – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.152206 $1.216869 $1.192636 $1.023148 $1.000000	$1.183579 $1.152206 $1.216869 $1.192636 $1.023148	0.000 0.000 0.000 0.000 0.000
TA Market Participation Strategy – Service Class Sub-Account inception September 17, 2012	2016 2015 2014 2013 2012	$1.116440 $1.175770 $1.108890 $0.988629 $1.000000	$1.141276 $1.116440 $1.175770 $1.108890 $0.988629	0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical – Balanced – Service Class Sub-Account inception September 17, 2012	2016 2015 2014 2013 2012	$1.101634 $1.151891 $1.088536 $0.991729 $1.000000	$1.139313 $1.101634 $1.151891 $1.088536 $0.991729	0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical – Conservative – Service Class Sub-Account inception September 17, 2012	2016 2015 2014 2013 2012	$1.082388 $1.126353 $1.055660 $0.994601 $1.000000	$1.115130 $1.082388 $1.126353 $1.055660 $0.994601	0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical – Growth – Service Class Sub-Account inception September 17, 2012	2016 2015 2014 2013 2012	$1.118672 $1.180736 $1.130861 $0.986557 $1.000000	$1.151356 $1.118672 $1.180736 $1.130861 $0.986557	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation – Conservative – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.039516 $1.084877 $1.067010 $1.015477 $1.000000	$1.047198 $1.039516 $1.084877 $1.067010 $1.015477	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation – Moderate – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.059297 $1.127660 $1.108978 $1.017003 $1.000000	$1.062295 $1.059297 $1.127660 $1.108978 $1.017003	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation – Moderate Growth – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.084587 $1.182472 $1.167298 $1.020948 $1.000000	$1.085348 $1.084587 $1.182472 $1.167298 $1.020948	0.000 0.000 0.000 0.000 0.000
TA WMC US Growth – Initial Class Sub-Account inception May 4, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.319219 $2.211830 $2.028606 $1.560518 $1.405269 $1.487435 $1.286537 $1.014732 $1.915237 $1.678485	$2.340068 $2.319219 $2.211830 $2.028606 $1.560518 $1.405269 $1.487435 $1.286537 $1.014732 $1.915237	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

39

1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Technology Growth Portfolio – Service Class Sub-Account inception October 1, 1999	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.496900 $2.402261 $2.296814 $1.766490 $1.560653 $1.729372 $1.359161 $0.881738 $1.529336 $1.361895	$2.557851 $2.496900 $2.402261 $2.296814 $1.766490 $1.560653 $1.729372 $1.359161 $0.881738 $1.529336	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. – Service Class(1) Sub-Account inception October 7, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.006520 $2.116957 $1.906784 $1.450044 $1.322974 $1.339340 $1.191461 $0.909843 $1.417390 $1.343760	$2.167637 $2.006520 $2.116957 $1.906784 $1.450044 $1.322974 $1.339340 $1.191461 $0.909843 $1.417390	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

40

1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Appreciation Portfolio – Service Class Sub-Account inception April 5, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.898644 $1.987715 $1.877543 $1.582667 $1.463721 $1.370932 $1.213679 $1.011334 $1.465780 $1.397314	$2.006552 $1.898644 $1.987715 $1.877543 $1.582667 $1.463721 $1.370932 $1.213679 $1.011334 $1.465780	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Core Value Portfolio – Service Class Sub-Account inception May 1, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.072319 $2.164706 $2.002784 $1.483250 $1.280124 $1.387368 $1.251182 $1.080340 $1.717619 $1.702143	$2.401107 $2.072319 $2.164706 $2.002784 $1.483250 $1.280124 $1.387368 $1.251182 $1.080340 $1.717619	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Dreyfus Stock Index Fund, Inc. – Service Class Sub-Account inception January 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.251825 $2.273741 $2.047498 $1.583357 $1.396673 $1.399781 $1.244716 $1.005793 $1.634494 $1.585757	$2.463990 $2.251825 $2.273741 $2.047498 $1.583357 $1.396673 $1.399781 $1.244716 $1.005793 $1.634494	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Government Money Market Portfolio – Initial Class Sub-Account inception January 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.923644 $0.940745 $0.958152 $0.975882 $0.994036 $1.012293 $1.030925 $1.048619 $1.041587 $1.011691	$0.907018 $0.923644 $0.940745 $0.958152 $0.975882 $0.994036 $1.012293 $1.030925 $1.048619 $1.041587	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Growth and Income Portfolio – Service Class Sub-Account inception December 15, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.124748 $2.135918 $1.980728 $1.478697 $1.278981 $1.342771 $1.156091 $0.916776 $1.570253 $1.478330	$2.290255 $2.124748 $2.135918 $1.980728 $1.478697 $1.278981 $1.342771 $1.156091 $0.916776 $1.570253	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

41

1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
International Equity Portfolio – Service Class Sub-Account inception December 15, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.208011 $2.222839 $2.331475 $2.022123 $1.676813 $2.007130 $1.862829 $1.519240 $2.684602 $2.340402	$2.041712 $2.208011 $2.222839 $2.331475 $2.022123 $1.676813 $2.007130 $1.862829 $1.519240 $2.684602	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
International Value Portfolio – Service Class Sub-Account inception May 1, 1996	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.533876 $1.610220 $1.813641 $1.505549 $1.364113 $1.710215 $1.671358 $1.302895 $2.122673 $2.080511	$1.482248 $1.533876 $1.610220 $1.813641 $1.505549 $1.364113 $1.710215 $1.671358 $1.302895 $2.122673	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MidCap Stock Portfolio – Service Class Sub-Account inception May 1, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.605908 $2.722633 $2.481189 $1.876100 $1.601291 $1.627623 $1.305835 $0.982793 $1.680930 $1.688770	$2.947672 $2.605908 $2.722633 $2.481189 $1.876100 $1.601291 $1.627623 $1.305835 $0.982793 $1.680930	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Opportunistic Small Cap Portfolio – Service Class Sub-Account inception January 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.779575 $1.859399 $1.869109 $1.284367 $1.088039 $1.289408 $1.003881 $0.812987 $1.330747 $1.527850	$2.040704 $1.779575 $1.859399 $1.869109 $1.284367 $1.088039 $1.289408 $1.003881 $0.812987 $1.330747	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Quality Bond Portfolio – Service Class Sub-Account inception January 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.296464 $1.345822 $1.311022 $1.359714 $1.298084 $1.238054 $1.165371 $1.035471 $1.103899 $1.088476	$1.289145 $1.296464 $1.345822 $1.311022 $1.359714 $1.298084 $1.238054 $1.165371 $1.035471 $1.103899	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.106955 $1.151347 $1.080957 $1.006593 $1.000000	$1.079622 $1.106955 $1.151347 $1.080957 $1.006593	0.000 0.000 0.000 0.000 0.000

42

1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Legg Mason Dynamic Allocation - Growth – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.150693 $1.207596 $1.136951 $1.001649 $1.000000	$1.118676 $1.150693 $1.207596 $1.136951 $1.001649	0.000 0.000 0.000 0.000 0.000
TA Managed Risk – Balanced ETF – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.104120 $1.144812 $1.115265 $1.019364 $1.000000	$1.124798 $1.104120 $1.144812 $1.115265 $1.019364	0.000 0.000 0.000 0.000 0.000
TA Managed Risk – Conservative ETF – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.080091 $1.107689 $1.071989 $1.015940 $1.000000	$1.103747 $1.080091 $1.107689 $1.071989 $1.015940	0.000 0.000 0.000 0.000 0.000
TA Managed Risk – Growth ETF – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.154296 $1.218484 $1.193624 $1.023484 $1.000000	$1.186312 $1.154296 $1.218484 $1.193624 $1.023484	0.000 0.000 0.000 0.000 0.000
TA Market Participation Strategy – Service Class Sub-Account inception September 17, 2012	2016 2015 2014 2013 2012	$1.118246 $1.177085 $1.109592 $0.988770 $1.000000	$1.143675 $1.118246 $1.177085 $1.109592 $0.988770	0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical – Balanced – Service Class Sub-Account inception September 17, 2012	2016 2015 2014 2013 2012	$1.103429 $1.153205 $1.089237 $0.991871 $1.000000	$1.141731 $1.103429 $1.153205 $1.089237 $0.991871	0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical – Conservative – Service Class Sub-Account inception September 17, 2012	2016 2015 2014 2013 2012	$1.084134 $1.127614 $1.056325 $0.994744 $1.000000	$1.117481 $1.084134 $1.127614 $1.056325 $0.994744	0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical – Growth – Service Class Sub-Account inception September 17, 2012	2016 2015 2014 2013 2012	$1.120498 $1.182086 $1.131589 $0.986697 $1.000000	$1.153799 $1.120498 $1.182086 $1.131589 $0.986697	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation – Conservative – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.041383 $1.086287 $1.067877 $1.015807 $1.000000	$1.049586 $1.041383 $1.086287 $1.067877 $1.015807	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation – Moderate – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.061209 $1.129146 $1.109889 $1.017346 $1.000000	$1.064730 $1.061209 $1.129146 $1.109889 $1.017346	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation – Moderate Growth – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.086536 $1.184013 $1.168248 $1.021278 $1.000000	$1.087831 $1.086536 $1.184013 $1.168248 $1.021278	0.000 0.000 0.000 0.000 0.000
TA WMC US Growth – Initial Class Sub-Account inception May 4, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.532430 $2.413984 $2.212937 $1.701475 $1.531443 $1.620193 $1.400669 $1.104201 $2.083069 $1.824664	$2.556444 $2.532430 $2.413984 $2.212937 $1.701475 $1.531443 $1.620193 $1.400669 $1.104201 $2.083069	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

43

1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Technology Growth Portfolio – Service Class Sub-Account inception October 1, 1999	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.799145 $2.691714 $2.572293 $1.977394 $1.746120 $1.933930 $1.519173 $0.985063 $1.707701 $1.519971	$2.868886 $2.799145 $2.691714 $2.572293 $1.977394 $1.746120 $1.933930 $1.519173 $0.985063 $1.707701	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. – Service Class(1) Sub-Account inception October 7, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.058967 $2.171224 $1.954702 $1.485758 $1.354880 $1.370959 $1.218984 $0.930400 $1.448686 $1.372749	$2.225384 $2.058967 $2.171224 $1.954702 $1.485758 $1.354880 $1.370959 $1.218984 $0.930400 $1.448686	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

44

1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Appreciation Portfolio – Service Class Sub-Account inception April 5, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.910931 $1.999599 $1.887835 $1.590554 $1.470280 $1.376400 $1.217919 $1.014361 $1.469444 $1.400111	$2.020528 $1.910931 $1.999599 $1.887835 $1.590554 $1.470280 $1.376400 $1.217919 $1.014361 $1.469444	0.000 0.000 0.000 0.000 0.000 0.000 0.000 52,299.662 141,814.560 154,365.984
Core Value Portfolio – Service Class Sub-Account inception May 1, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.085717 $2.177630 $2.013752 $1.490639 $1.285870 $1.392914 $1.255571 $1.083601 $1.721957 $1.705606	$2.417833 $2.085717 $2.177630 $2.013752 $1.490639 $1.285870 $1.392914 $1.255571 $1.083601 $1.721957	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Dreyfus Stock Index Fund, Inc. – Service Class Sub-Account inception January 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.266449 $2.287391 $2.058770 $1.591297 $1.402980 $1.405409 $1.249102 $1.008832 $1.638614 $1.588964	$2.481212 $2.266449 $2.287391 $2.058770 $1.591297 $1.402980 $1.405409 $1.249102 $1.008832 $1.638614	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Government Money Market Portfolio – Initial Class Sub-Account inception January 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.929626 $0.946378 $0.963420 $0.980762 $0.998509 $1.016382 $1.034530 $1.051803 $1.044238 $1.013760	$0.913340 $0.929626 $0.946378 $0.963420 $0.980762 $0.998509 $1.016382 $1.034530 $1.051803 $1.044238	0.000 0.000 0.000 0.000 0.000 0.000 0.000 95,114.822 157,175.405 177,561.350
Growth and Income Portfolio – Service Class Sub-Account inception December 15, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.138581 $2.148773 $1.991668 $1.486136 $1.284776 $1.348194 $1.160190 $0.919553 $1.574236 $1.481347	$2.306304 $2.138581 $2.148773 $1.991668 $1.486136 $1.284776 $1.348194 $1.160190 $0.919553 $1.574236	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

45

1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
International Equity Portfolio – Service Class Sub-Account inception December 15, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.222337 $2.236167 $2.344298 $2.032245 $1.684382 $2.015197 $1.869406 $1.523853 $2.691402 $2.345178	$2.055968 $2.222337 $2.236167 $2.344298 $2.032245 $1.684382 $2.015197 $1.869406 $1.523853 $2.691402	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 9,488.324 10,190.773
International Value Portfolio – Service Class Sub-Account inception May 1, 1996	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.543796 $1.619848 $1.823592 $1.513061 $1.370237 $1.717053 $1.677223 $1.306827 $2.128035 $2.084724	$1.492573 $1.543796 $1.619848 $1.823592 $1.513061 $1.370237 $1.717053 $1.677223 $1.306827 $2.128035	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 10,981.402 11,794.385
MidCap Stock Portfolio – Service Class Sub-Account inception May 1, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.622730 $2.738872 $2.494775 $1.885453 $1.608473 $1.634119 $1.310406 $0.985744 $1.685145 $1.692166	$2.968162 $2.622730 $2.738872 $2.494775 $1.885453 $1.608473 $1.634119 $1.310406 $0.985744 $1.685145	0.000 0.000 0.000 0.000 0.000 0.000 0.000 54,765.046 37,404.929 38,382.605
Opportunistic Small Cap Portfolio – Service Class Sub-Account inception January 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.791106 $1.870535 $1.879378 $1.290791 $1.092935 $1.294579 $1.007413 $0.815457 $1.334120 $1.530966	$2.054934 $1.791106 $1.870535 $1.879378 $1.290791 $1.092935 $1.294579 $1.007413 $0.815457 $1.334120	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Quality Bond Portfolio – Service Class Sub-Account inception January 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.304866 $1.353893 $1.318231 $1.366510 $1.303932 $1.243024 $1.169470 $1.038599 $1.106686 $1.090681	$1.298133 $1.304866 $1.353893 $1.318231 $1.366510 $1.303932 $1.243024 $1.169470 $1.038599 $1.106686	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 19,372.979 20,807.221
TA Legg Mason Dynamic Allocation - Balanced – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.108963 $1.152857 $1.081846 $1.006923 $1.000000	$1.082106 $1.108963 $1.152857 $1.081846 $1.006923	0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Growth – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.152775 $1.209192 $1.137899 $1.001982 $1.000000	$1.121255 $1.152775 $1.209192 $1.137899 $1.001982	0.000 0.000 0.000 0.000 0.000

46

1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk – Balanced ETF – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.106129 $1.146326 $1.116181 $1.019701 $1.000000	$1.127400 $1.106129 $1.146326 $1.116181 $1.019701	0.000 0.000 0.000 0.000 0.000
TA Managed Risk – Conservative ETF – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.082032 $1.109137 $1.072872 $1.016267 $1.000000	$1.106270 $1.082032 $1.109137 $1.072872 $1.016267	0.000 0.000 0.000 0.000 0.000
TA Managed Risk – Growth ETF – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.156367 $1.220071 $1.194599 $1.023820 $1.000000	$1.189010 $1.156367 $1.220071 $1.194599 $1.023820	0.000 0.000 0.000 0.000 0.000
TA Market Participation Strategy – Service Class Sub-Account inception September 17, 2012	2016 2015 2014 2013 2012	$1.120037 $1.178397 $1.110286 $0.988910 $1.000000	$1.146062 $1.120037 $1.178397 $1.110286 $0.988910	0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical – Balanced – Service Class Sub-Account inception September 17, 2012	2016 2015 2014 2013 2012	$1.105197 $1.154489 $1.089914 $0.992006 $1.000000	$1.144116 $1.105197 $1.154489 $1.089914 $0.992006	0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical – Conservative – Service Class Sub-Account inception September 17, 2012	2016 2015 2014 2013 2012	$1.085891 $1.128893 $1.056999 $0.994882 $1.000000	$1.119835 $1.085891 $1.128893 $1.056999 $0.994882	0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical – Growth – Service Class Sub-Account inception September 17, 2012	2016 2015 2014 2013 2012	$1.122292 $1.183396 $1.132301 $0.986837 $1.000000	$1.156208 $1.122292 $1.183396 $1.132301 $0.986837	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation – Conservative – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.043258 $1.087717 $1.068753 $1.016144 $1.000000	$1.052000 $1.043258 $1.087717 $1.068753 $1.016144	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation – Moderate – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.063121 $1.130622 $1.110811 $1.017676 $1.000000	$1.067170 $1.063121 $1.130622 $1.110811 $1.017676	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation – Moderate Growth – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.088495 $1.185574 $1.169214 $1.021615 $1.000000	$1.090325 $1.088495 $1.185574 $1.169214 $1.021615	0.000 0.000 0.000 0.000 0.000
TA WMC US Growth – Initial Class Sub-Account inception May 4, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.548806 $2.428398 $2.225054 $1.709962 $1.538326 $1.626675 $1.405581 $1.107532 $2.088323 $1.828365	$2.574244 $2.548806 $2.428398 $2.225054 $1.709962 $1.538326 $1.626675 $1.405581 $1.107532 $2.088323	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

47

1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Technology Growth Portfolio – Service Class Sub-Account inception October 1, 1999	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.817232 $2.707777 $2.586380 $1.987252 $1.753955 $1.941660 $1.524501 $0.988039 $1.712011 $1.523057	$2.888848 $2.817232 $2.707777 $2.586380 $1.987252 $1.753955 $1.941660 $1.524501 $0.988039 $1.712011	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. – Service Class(1) Sub-Account inception October 7, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.072222 $2.184130 $1.965359 $1.493123 $1.360933 $1.376404 $1.223245 $0.933196 $1.452325 $1.375524	$2.240807 $2.072222 $2.184130 $1.965359 $1.493123 $1.360933 $1.376404 $1.223245 $0.933196 $1.452325	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

48

1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Appreciation Portfolio – Service Class Sub-Account inception April 5, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.935804 $2.023627 $1.908634 $1.606507 $1.483552 $1.387455 $1.226514 $1.020513 $1.476900 $1.405827	$2.048842 $1.935804 $2.023627 $1.908634 $1.606507 $1.483552 $1.387455 $1.226514 $1.020513 $1.476900	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Core Value Portfolio – Service Class Sub-Account inception May 1, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.112862 $2.203799 $2.035941 $1.505596 $1.297483 $1.404114 $1.264422 $1.090166 $1.730677 $1.712550	$2.451694 $2.112862 $2.203799 $2.035941 $1.505596 $1.297483 $1.404114 $1.264422 $1.090166 $1.730677	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Dreyfus Stock Index Fund, Inc. – Service Class Sub-Account inception January 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.295953 $2.314881 $2.081475 $1.607266 $1.415663 $1.416723 $1.257929 $1.014971 $1.646956 $1.595466	$2.515975 $2.295953 $2.314881 $2.081475 $1.607266 $1.415663 $1.416723 $1.257929 $1.014971 $1.646956	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Government Money Market Portfolio – Initial Class Sub-Account inception January 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.941705 $0.957734 $0.974024 $0.990574 $1.007485 $1.024554 $1.041848 $1.058170 $1.049530 $1.017894	$0.926099 $0.941705 $0.957734 $0.974024 $0.990574 $1.007485 $1.024554 $1.041848 $1.058170 $1.049530	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Growth and Income Portfolio – Service Class Sub-Account inception December 15, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.166358 $2.174549 $2.013581 $1.501014 $1.296365 $1.359021 $1.168355 $0.925115 $1.582195 $1.487367	$2.338556 $2.166358 $2.174549 $2.013581 $1.501014 $1.296365 $1.359021 $1.168355 $0.925115 $1.582195	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

49

1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
International Equity Portfolio – Service Class Sub-Account inception December 15, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.251246 $2.263030 $2.370125 $2.052612 $1.699579 $2.031378 $1.882564 $1.533068 $2.705010 $2.354710	$2.084758 $2.251246 $2.263030 $2.370125 $2.052612 $1.699579 $2.031378 $1.882564 $1.533068 $2.705010	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
International Value Portfolio – Service Class Sub-Account inception May 1, 1996	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.563903 $1.639334 $1.843716 $1.528260 $1.382634 $1.730874 $1.689055 $1.314754 $2.138828 $2.093231	$1.513492 $1.563903 $1.639334 $1.843716 $1.528260 $1.382634 $1.730874 $1.689055 $1.314754 $2.138828	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MidCap Stock Portfolio – Service Class Sub-Account inception May 1, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.656795 $2.771707 $2.522196 $1.904301 $1.622949 $1.647212 $1.319618 $0.991702 $1.693656 $1.699035	$3.009654 $2.656795 $2.771707 $2.522196 $1.904301 $1.622949 $1.647212 $1.319618 $0.991702 $1.693656	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.00 0.000
Opportunistic Small Cap Portfolio – Service Class Sub-Account inception January 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.814368 $1.892957 $1.900036 $1.303689 $1.102765 $1.304935 $1.014474 $0.820374 $1.340847 $1.537164	$2.083668 $1.814368 $1.892957 $1.900036 $1.303689 $1.102765 $1.304935 $1.014474 $0.820374 $1.340847	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Quality Bond Portfolio – Service Class Sub-Account inception January 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.321819 $1.370129 $1.332730 $1.380173 $1.315674 $1.252979 $1.177685 $1.044876 $1.112274 $1.095114	$1.316289 $1.321819 $1.370129 $1.332730 $1.380173 $1.315674 $1.252979 $1.177685 $1.044876 $1.112274	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.112962 $1.155892 $1.083621 $1.007584 $1.000000	$1.087081 $1.112962 $1.155892 $1.083621 $1.007584	0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Growth – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.156942 $1.212370 $1.139762 $1.002635 $1.000000	$1.126411 $1.156942 $1.212370 $1.139762 $1.002635	0.000 0.000 0.000 0.000 0.000

50

1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk – Balanced ETF – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.110116 $1.149330 $1.118006 $1.020362 $1.000000	$1.132575 $1.110116 $1.149330 $1.118006 $1.020362	0.000 0.000 0.000 0.000 0.000
TA Managed Risk – Conservative ETF – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.085964 $1.112072 $1.074640 $1.016943 $1.000000	$1.111380 $1.085964 $1.112072 $1.074640 $1.016943	0.000 0.000 0.000 0.000 0.000
TA Managed Risk – Growth ETF – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.160564 $1.223283 $1.196562 $1.024489 $1.000000	$1.194496 $1.160564 $1.223283 $1.196562 $1.024489	0.000 0.000 0.000 0.000 0.000
TA Market Participation Strategy – Service Class Sub-Account inception September 17, 2012	2016 2015 2014 2013 2012	$1.123665 $1.181054 $1.111689 $0.989191 $1.000000	$1.150905 $1.123665 $1.181054 $1.111689 $0.989191	0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical – Balanced – Service Class Sub-Account inception September 17, 2012	2016 2015 2014 2013 2012	$1.108784 $1.157088 $1.091304 $0.992290 $1.000000	$1.148951 $1.108784 $1.157088 $1.091304 $0.992290	0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical – Conservative – Service Class Sub-Account inception September 17, 2012	2016 2015 2014 2013 2012	$1.089406 $1.131420 $1.058329 $0.995161 $1.000000	$1.124566 $1.089406 $1.131420 $1.058329 $0.995161	0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical – Growth – Service Class Sub-Account inception September 17, 2012	2016 2015 2014 2013 2012	$1.125915 $1.186053 $1.133726 $0.987114 $1.000000	$1.161086 $1.125915 $1.186053 $1.133726 $0.987114	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation – Conservative – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.047031 $1.090576 $1.070511 $1.016813 $1.000000	$1.056832 $1.047031 $1.090576 $1.070511 $1.016813	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation – Moderate – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.066944 $1.133579 $1.112609 $1.018341 $1.000000	$1.072058 $1.066944 $1.133579 $1.112609 $1.018341	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation – Moderate Growth – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.092429 $1.188676 $1.171123 $1.022284 $1.000000	$1.095347 $1.092429 $1.188676 $1.171123 $1.022284	0.000 0.000 0.000 0.000 0.000
TA WMC US Growth – Initial Class Sub-Account inception May 4, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.581982 $2.457586 $2.249579 $1.727104 $1.552212 $1.639741 $1.415484 $1.114246 $2.098894 $1.835803	$2.610301 $2.581982 $2.457586 $2.249579 $1.727104 $1.552212 $1.639741 $1.415484 $1.114246 $2.098894	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

51

1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Technology Growth Portfolio – Service Class Sub-Account inception October 1, 1999	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.853878 $2.740296 $2.614862 $2.007155 $1.769782 $1.957258 $1.535245 $0.994020 $1.720677 $1.529264	$2.929281 $2.853878 $2.740296 $2.614862 $2.007155 $1.769782 $1.957258 $1.535245 $0.994020 $1.720677	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
The Dreyfus Sustainable U.S. Equity Portfolio, Inc..– Service Class(1) Sub-Account inception January 22, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.099137 $2.210320 $1.986963 $1.508056 $1.373183 $1.387442 $1.231833 $0.938838 $1.459673 $1.381125	$2.272132 $2.099137 $2.210320 $1.986963 $1.508056 $1.373183 $1.387442 $1.231833 $0.938838 $1.459673	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

52

1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Appreciation Portfolio – Service Class Sub-Account inception April 5, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.948345 $2.035754 $1.919145 $1.614562 $1.490260 $1.393054 $1.230844 $1.023622 $1.480675 $1.408715	$2.063133 $1.948345 $2.035754 $1.919145 $1.614562 $1.490260 $1.393054 $1.230844 $1.023622 $1.480675	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Core Value Portfolio – Service Class Sub-Account inception May 1, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.126529 $2.216981 $2.047122 $1.513117 $1.303328 $1.409749 $1.268871 $1.093462 $1.735055 $1.716029	$2.468760 $2.126529 $2.216981 $2.047122 $1.513117 $1.303328 $1.409749 $1.268871 $1.093462 $1.735055	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Dreyfus Stock Index Fund, Inc. – Service Class Sub-Account inception January 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.310838 $2.328747 $2.092913 $1.615300 $1.422044 $1.422419 $1.262357 $1.018036 $1.651111 $1.598712	$2.533523 $2.310838 $2.328747 $2.092913 $1.615300 $1.422044 $1.422419 $1.262357 $1.018036 $1.651111	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Government Money Market Portfolio – Initial Class Sub-Account inception January 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.947832 $0.963493 $0.979398 $0.995542 $1.012057 $1.028645 $1.045507 $1.061361 $1.052176 $1.019962	$0.932577 $0.947832 $0.963493 $0.979398 $0.995542 $1.012057 $1.028645 $1.045507 $1.061361 $1.052176	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Growth and Income Portfolio – Service Class Sub-Account inception December 15, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.180414 $2.187576 $2.024647 $1.508515 $1.302196 $1.364465 $1.172458 $0.927916 $1.586196 $1.490397	$2.354870 $2.180414 $2.187576 $2.024647 $1.508515 $1.302196 $1.364465 $1.172458 $0.927916 $1.586196	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

53

1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
International Equity Portfolio – Service Class Sub-Account inception December 15, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.265840 $2.276577 $2.383149 $2.062875 $1.707240 $2.039536 $1.889202 $1.537718 $2.711871 $2.359503	$2.099299 $2.265840 $2.276577 $2.383149 $2.062875 $1.707240 $2.039536 $1.889202 $1.537718 $2.711871	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
International Value Portfolio – Service Class Sub-Account inception May 1, 1996	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.574046 $1.649153 $1.853843 $1.535903 $1.388863 $1.737814 $1.694996 $1.318722 $2.144206 $2.097468	$1.524056 $1.574046 $1.649153 $1.853843 $1.535903 $1.388863 $1.737814 $1.694996 $1.318722 $2.144206	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MidCap Stock Portfolio – Service Class Sub-Account inception May 1, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.674044 $2.788339 $2.536090 $1.913858 $1.630295 $1.653853 $1.324821 $0.994724 $1.697974 $1.702520	$3.030687 $2.674044 $2.788339 $2.536090 $1.913858 $1.630295 $1.653853 $1.324821 $0.994724 $1.697974	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Opportunistic Small Cap Portfolio – Service Class Sub-Account inception January 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.826147 $1.904314 $1.910492 $1.310224 $1.107748 $1.310194 $1.018060 $0.822861 $1.344242 $1.540287	$2.098216 $1.826147 $1.904314 $1.910492 $1.310224 $1.107748 $1.310194 $1.018060 $0.822861 $1.344242	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Quality Bond Portfolio – Service Class Sub-Account inception January 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.330382 $1.378323 $1.340050 $1.387085 $1.321604 $1.258022 $1.181834 $1.048038 $1.115095 $1.097349	$1.325459 $1.330382 $1.378323 $1.340050 $1.387085 $1.321604 $1.258022 $1.181834 $1.048038 $1.115095	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.114959 $1.157393 $1.084499 $1.007913 $1.000000	$1.089568 $1.114959 $1.157393 $1.084499 $1.007913	0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Growth – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.159018 $1.213957 $1.140694 $1.002962 $1.000000	$1.128976 $1.159018 $1.213957 $1.140694 $1.002962	0.000 0.000 0.000 0.000 0.000

54

1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk – Balanced ETF – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.112116 $1.150836 $1.118924 $1.020696 $1.000000	$1.135165 $1.112116 $1.150836 $1.118924 $1.020696	0.000 0.000 0.000 0.000 0.000
TA Managed Risk – Conservative ETF – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.087899 $1.113505 $1.075506 $1.017271 $1.000000	$1.113904 $1.087899 $1.113505 $1.075506 $1.017271	0.000 0.000 0.000 0.000 0.000
TA Managed Risk – Growth ETF – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.162644 $1.224888 $1.197544 $1.024831 $1.000000	$1.197226 $1.162644 $1.224888 $1.197544 $1.024831	0.000 0.000 0.000 0.000 0.000
TA Market Participation Strategy – Service Class Sub-Account inception September 17, 2012	2016 2015 2014 2013 2012	$1.125495 $1.182385 $1.112403 $0.989330 $1.000000	$1.153348 $1.125495 $1.182385 $1.112403 $0.989330	0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical – Balanced – Service Class Sub-Account inception September 17, 2012	2016 2015 2014 2013 2012	$1.110555 $1.158374 $1.091981 $0.992428 $1.000000	$1.151358 $1.110555 $1.158374 $1.091981 $0.992428	0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical – Conservative – Service Class Sub-Account inception September 17, 2012	2016 2015 2014 2013 2012	$1.091154 $1.132688 $1.059003 $0.995308 $1.000000	$1.126924 $1.091154 $1.132688 $1.059003 $0.995308	0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical – Growth – Service Class Sub-Account inception September 17, 2012	2016 2015 2014 2013 2012	$1.127750 $1.187395 $1.134449 $0.987256 $1.000000	$1.163537 $1.127750 $1.187395 $1.134449 $0.987256	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation – Conservative – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.048913 $1.092005 $1.071382 $1.017143 $1.000000	$1.059254 $1.048913 $1.092005 $1.071382 $1.017143	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation – Moderate – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.068872 $1.135067 $1.113529 $1.018679 $1.000000	$1.074525 $1.068872 $1.135067 $1.113529 $1.018679	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation – Moderate Growth – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.094416 $1.190249 $1.172095 $1.022618 $1.000000	$1.097870 $1.094416 $1.190249 $1.172095 $1.022618	0.000 0.000 0.000 0.000 0.000
TA WMC US Growth – Initial Class Sub-Account inception May 4, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.598651 $2.472243 $2.261878 $1.735697 $1.559158 $1.646277 $1.420437 $1.117599 $2.104177 $1.839517	$2.628435 $2.598651 $2.472243 $2.261878 $1.735697 $1.559158 $1.646277 $1.420437 $1.117599 $2.104177	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

55

1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Technology Growth Portfolio – Service Class Sub-Account inception October 1, 1999	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.872360 $2.756702 $2.629232 $2.017195 $1.777749 $1.965100 $1.540639 $0.997021 $1.725023 $1.532367	$2.949705 $2.872360 $2.756702 $2.629232 $2.017195 $1.777749 $1.965100 $1.540639 $0.997021 $1.725023	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. – Service Class(1) Sub-Account inception October 7, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.112812 $2.223613 $1.997938 $1.515636 $1.379402 $1.393041 $1.236209 $0.941703 $1.463387 $1.383940	$2.288061 $2.112812 $2.223613 $1.997938 $1.515636 $1.379402 $1.393041 $1.236209 $0.941703 $1.463387	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

56

1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Appreciation Portfolio – Service Class Sub-Account inception April 5, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.985832 $2.071845 $1.950284 $1.638337 $1.509954 $1.409392 $1.243453 $1.032574 $1.491400 $1.416816	$2.105921 $1.985832 $2.071845 $1.950284 $1.638337 $1.509954 $1.409392 $1.243453 $1.032574 $1.491400	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 7,942.783
Core Value Portfolio – Service Class Sub-Account inception May 1, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.109496 $2.195967 $2.024727 $1.494350 $1.285247 $1.388132 $1.247570 $1.073519 $1.700878 $1.679723	$2.452600 $2.109496 $2.195967 $2.024727 $1.494350 $1.285247 $1.388132 $1.247570 $1.073519 $1.700878	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Dreyfus Stock Index Fund, Inc. – Service Class Sub-Account inception January 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.253626 $2.267738 $2.035076 $1.568348 $1.378657 $1.376984 $1.220246 $0.982625 $1.591330 $1.538544	$2.474451 $2.253626 $2.267738 $2.035076 $1.568348 $1.378657 $1.376984 $1.220246 $0.982625 $1.591330	0.000 0.000 0.000 0.000 0.000 9,580.267 10,082.613 10,628.820 18,797.718 19,286.981
Government Money Market Portfolio – Initial Class Sub-Account inception January 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.968999 $0.983561 $0.998301 $1.013271 $1.028573 $1.043901 $1.059440 $1.073928 $1.063052 $1.028971	$0.954813 $0.968999 $0.983561 $0.998301 $1.013271 $1.028573 $1.043901 $1.059440 $1.073928 $1.063052	0.000 0.000 0.000 0.000 0.000 17,048.180 17,942.150 18,914.143 26,658.720 0.000
Growth and Income Portfolio – Service Class Sub-Account inception December 15, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.151239 $2.155121 $1.991661 $1.481757 $1.277204 $1.336307 $1.146576 $0.906084 $1.546568 $1.451013	$2.326794 $2.151239 $2.155121 $1.991661 $1.481757 $1.277204 $1.336307 $1.146576 $0.906084 $1.546568	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

57

1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
International Equity Portfolio – Service Class Sub-Account inception December 15, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.220322 $2.227558 $2.328393 $2.012505 $1.663075 $1.983843 $1.834912 $1.491328 $2.626148 $2.281539	$2.060167 $2.220322 $2.227558 $2.328393 $2.012505 $1.663075 $1.983843 $1.834912 $1.491328 $2.626148	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
International Value Portfolio – Service Class Sub-Account inception May 1, 1996	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.644054 $1.719948 $1.930570 $1.597104 $1.442060 $1.801725 $1.754738 $1.363187 $2.213240 $2.161778	$1.594186 $1.644054 $1.719948 $1.930570 $1.597104 $1.442060 $1.801725 $1.754738 $1.363187 $2.213240	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MidCap Stock Portfolio – Service Class Sub-Account inception May 1, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.569389 $2.675248 $2.429642 $1.830820 $1.557242 $1.577421 $1.261216 $0.945957 $1.612334 $1.614251	$2.916354 $2.569389 $2.675248 $2.429642 $1.830820 $1.557242 $1.577421 $1.261216 $0.945957 $1.612334	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Opportunistic Small Cap Portfolio – Service Class Sub-Account inception January 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.778126 $1.851503 $1.854754 $1.270116 $1.072241 $1.266328 $0.982520 $0.792957 $1.293463 $1.479906	$2.016048 $1.778126 $1.851503 $1.854754 $1.270116 $1.072241 $1.266328 $0.982520 $0.792957 $1.293463	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Quality Bond Portfolio – Service Class Sub-Account inception January 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.296706 $1.341449 $1.302278 $1.346005 $1.280567 $1.217165 $1.141773 $1.011027 $1.074124 $1.055454	$1.293815 $1.296706 $1.341449 $1.302278 $1.346005 $1.280567 $1.217165 $1.141773 $1.011027 $1.074124	0.000 0.000 0.000 0.000 0.000 13,733.115 14,453.251 15,236.215 28,245.498 28,947.901
TA Legg Mason Dynamic Allocation - Balanced – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.121033 $1.161974 $1.087191 $1.008908 $1.000000	$1.097116 $1.121033 $1.161974 $1.087191 $1.008908	0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Growth – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.165325 $1.218749 $1.143507 $1.003956 $1.000000	$1.136804 $1.165325 $1.218749 $1.143507 $1.003956	0.000 0.000 0.000 0.000 0.000

58

1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk – Balanced ETF – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.118172 $1.155395 $1.121692 $1.021710 $1.000000	$1.143033 $1.118172 $1.155395 $1.121692 $1.021710	0.000 0.000 0.000 0.000 0.000
TA Managed Risk – Conservative ETF – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.093822 $1.117919 $1.078171 $1.018279 $1.000000	$1.121623 $1.093822 $1.117919 $1.078171 $1.018279	0.000 0.000 0.000 0.000 0.000
TA Managed Risk – Growth ETF – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.168962 $1.229724 $1.200504 $1.025846 $1.000000	$1.205504 $1.168962 $1.229724 $1.200504 $1.025846	0.000 0.000 0.000 0.000 0.000
TA Market Participation Strategy – Service Class Sub-Account inception September 17, 2012	2016 2015 2014 2013 2012	$1.130959 $1.186379 $1.114515 $0.989747 $1.000000	$1.160654 $1.130959 $1.186379 $1.114515 $0.989747	0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical – Balanced – Service Class Sub-Account inception September 17, 2012	2016 2015 2014 2013 2012	$1.115972 $1.162307 $1.094062 $0.992854 $1.000000	$1.158678 $1.115972 $1.162307 $1.094062 $0.992854	0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical – Conservative – Service Class Sub-Account inception September 17, 2012	2016 2015 2014 2013 2012	$1.096496 $1.136539 $1.061028 $0.995730 $1.000000	$1.134110 $1.096496 $1.136539 $1.061028 $0.995730	0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical – Growth – Service Class Sub-Account inception September 17, 2012	2016 2015 2014 2013 2012	$1.133231 $1.191440 $1.136605 $0.987676 $1.000000	$1.170918 $1.133231 $1.191440 $1.136605 $0.987676	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation – Conservative – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.054624 $1.096327 $1.074038 $1.018152 $1.000000	$1.066598 $1.054624 $1.096327 $1.074038 $1.018152	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation – Moderate – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.074696 $1.139559 $1.116284 $1.019685 $1.000000	$1.081965 $1.074696 $1.139559 $1.116284 $1.019685	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation – Moderate Growth – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.100343 $1.194939 $1.174978 $1.023631 $1.000000	$1.105444 $1.100343 $1.194939 $1.174978 $1.023631	0.000 0.000 0.000 0.000 0.000
TA WMC US Growth – Initial Class Sub-Account inception May 4, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.437840 $2.315827 $2.115653 $1.621091 $1.454049 $1.533038 $1.320771 $1.037642 $1.950729 $1.702838	$2.469419 $2.437840 $2.315827 $2.115653 $1.621091 $1.454049 $1.533038 $1.320771 $1.037642 $1.950729	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

59

1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Technology Growth Portfolio – Service Class Sub-Account inception October 1, 1999	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.624561 $2.515162 $2.395319 $1.835022 $1.614797 $1.782349 $1.395301 $0.901642 $1.557678 $1.381654	$2.699209 $2.624561 $2.515162 $2.395319 $1.835022 $1.614797 $1.782349 $1.395301 $0.901642 $1.557678	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.– Service Class(1) Sub-Account inception October 7, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.109083 $2.216434 $1.988546 $1.506296 $1.368877 $1.380375 $1.223153 $0.930379 $1.443649 $1.363264	$2.287386 $2.109083 $2.216434 $1.988546 $1.506296 $1.368877 $1.380375 $1.223153 $0.930379 $1.443649	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

60

1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Appreciation Portfolio – Service Class Sub-Account inception April 5, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.703402 $1.776308 $1.671260 $1.403253 $1.292660 $1.205969 $1.063449 $0.882662 $1.274242 $1.209918	$1.807304 $1.703402 $1.776308 $1.671260 $1.403253 $1.292660 $1.205969 $1.063449 $0.882662 $1.274242	711,592.746 784,417.050 840,793.875 1,020,986.141 1,124,934.332 1,302,969.784 1,677,501.290 2,029,790.364 2,535,890.763 2,851,753.008
Core Value Portfolio – Service Class Sub-Account inception May 1, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.726585 $1.796466 $1.655559 $1.221285 $1.049880 $1.133372 $1.018107 $0.875632 $1.386653 $1.368734	$2.008394 $1.726585 $1.796466 $1.655559 $1.221285 $1.049880 $1.133372 $1.018107 $0.875632 $1.386653	808,948.204 886,796.604 1,031,339.558 1,283,155.539 1,436,156.159 1,691,733.403 1,879,849.739 2,085,506.871 2,636,863.949 2,950,643.951
Dreyfus Stock Index Fund, Inc. – Service Class Sub-Account inception January 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.909660 $1.920675 $1.722778 $1.327016 $1.165944 $1.163959 $1.030960 $0.829791 $1.343140 $1.297948	$2.097814 $1.909660 $1.920675 $1.722778 $1.327016 $1.165944 $1.163959 $1.030960 $0.829791 $1.343140	485,033.483 602,035.286 719,196.821 829,738.926 913,639.972 984,971.666 1,091,717.814 1,452,137.117 1,621,793.280 2,014,618.361
Government Money Market Portfolio – Initial Class Sub-Account inception January 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.972613 $0.986734 $1.001001 $1.015560 $1.030346 $1.045217 $1.060254 $1.074234 $1.062833 $1.028248	$0.958830 $0.972613 $0.986734 $1.001001 $1.015560 $1.030346 $1.045217 $1.060254 $1.074234 $1.062833	966,122.486 1,122,793.891 1,439,702.860 1,686,886.815 1,830,854.316 2,167,246.948 2,498,062.404 3,900,836.605 4,655,205.245 4,877,228.676
Growth and Income Portfolio – Service Class Sub-Account inception December 15, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.752622 $1.754923 $1.621024 $1.205418 $1.038502 $1.086021 $0.931360 $0.735653 $1.255043 $1.176916	$1.896584 $1.752622 $1.754923 $1.621024 $1.205418 $1.038502 $1.086021 $0.931360 $0.735653 $1.255043	153,761.135 206,432.789 303,393.221 463,268.196 511,878.313 542,517.716 671,829.311 748,472.028 831,736.409 1,109,382.144

61

1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
International Equity Portfolio – Service Class Sub-Account inception December 15, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.845187 $1.850281 $1.933076 $1.669991 $1.379347 $1.644585 $1.520365 $1.235067 $2.173818 $1.887627	$1.712928 $1.845187 $1.850281 $1.933076 $1.669991 $1.379347 $1.644585 $1.520365 $1.235067 $2.173818	108,590.849 138,760.195 154,121.108 218,560.946 249,968.563 256,013.785 295,400.969 374,227.881 431,088.782 427,112.833
International Value Portfolio – Service Class Sub-Account inception May 1, 1996	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.288784 $1.347612 $1.511901 $1.250137 $1.128216 $1.408911 $1.371494 $1.064934 $1.728144 $1.687119	$1.250326 $1.288784 $1.347612 $1.511901 $1.250137 $1.128216 $1.408911 $1.371494 $1.064934 $1.728144	249,766.160 276,926.069 294,083.748 354,725.832 396,434.367 412,705.162 434,224.617 539,834.265 588,904.565 633,907.236
MidCap Stock Portfolio – Service Class Sub-Account inception May 1, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.134996 $2.221856 $2.016875 $1.519033 $1.291406 $1.307496 $1.044890 $0.783316 $1.334454 $1.335380	$2.424491 $2.134996 $2.221856 $2.016875 $1.519033 $1.291406 $1.307496 $1.044890 $0.783316 $1.334454	344,066.856 369,489.353 486,702.657 614,172.943 652,464.854 684,918.044 779,687.321 1,098,819.075 1,269,795.818 1,347,582.506
Opportunistic Small Cap Portfolio – Service Class Sub-Account inception January 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.358604 $1.413978 $1.415776 $0.969034 $0.817665 $0.965205 $0.748519 $0.603818 $0.984456 $1.125799	$1.564080 $1.358604 $1.413978 $1.415776 $0.969034 $0.817665 $0.965205 $0.748519 $0.603818 $0.984456	259,073.659 284,183.175 310,812.656 399,001.063 428,475.872 429,259.871 471,919.344 559,978.796 594,958.516 643,780.412
Quality Bond Portfolio – Service Class Sub-Account inception January 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.395254 $1.442682 $1.399863 $1.446148 $1.375157 $1.306433 $1.224894 $1.084087 $1.151170 $1.130604	$1.392829 $1.395254 $1.442682 $1.399863 $1.446148 $1.375157 $1.306433 $1.224894 $1.084087 $1.151170	1,094,634.466 1,102,472.050 1,468,096.764 1,779,407.836 1,938,234.089 2,025,809.754 2,150,926.851 2,452,231.441 2,810,198.473 2,995,330.527
TA Legg Mason Dynamic Allocation - Balanced – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.123074 $1.163517 $1.088082 $1.009242 $1.000000	$1.099658 $1.123074 $1.163517 $1.088082 $1.009242	0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Growth – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.167428 $1.220346 $1.144447 $1.004290 $1.000000	$1.139408 $1.167428 $1.220346 $1.144447 $1.004290	2,283.114 2,289.121 2,294.637 0.000 0.000

62

1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk – Balanced ETF – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.120181 $1.156906 $1.122610 $1.022044 $1.000000	$1.145650 $1.120181 $1.156906 $1.122610 $1.022044	0.000 0.000 0.000 0.000 0.000
TA Managed Risk – Conservative ETF – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.095799 $1.119380 $1.079052 $1.018610 $1.000000	$1.124204 $1.095799 $1.119380 $1.079052 $1.018610	0.000 0.000 0.000 0.000 3,412.028
TA Managed Risk – Growth ETF – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.171079 $1.231343 $1.201486 $1.026180 $1.000000	$1.208277 $1.171079 $1.231343 $1.201486 $1.026180	0.000 0.000 0.000 0.000 0.000
TA Market Participation Strategy – Service Class Sub-Account inception September 17, 2012	2016 2015 2014 2013 2012	$1.132807 $1.187726 $1.115229 $0.989890 $1.000000	$1.163124 $1.132807 $1.187726 $1.115229 $0.989890	0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical – Balanced – Service Class Sub-Account inception September 17, 2012	2016 2015 2014 2013 2012	$1.117804 $1.163640 $1.094774 $0.992993 $1.000000	$1.161149 $1.117804 $1.163640 $1.094774 $0.992993	0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical – Conservative – Service Class Sub-Account inception September 17, 2012	2016 2015 2014 2013 2012	$1.098252 $1.137814 $1.061695 $0.995871 $1.000000	$1.136482 $1.098252 $1.137814 $1.061695 $0.995871	0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical – Growth – Service Class Sub-Account inception September 17, 2012	2016 2015 2014 2013 2012	$1.135062 $1.192745 $1.137321 $0.987812 $1.000000	$1.173403 $1.135062 $1.192745 $1.137321 $0.987812	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation – Conservative – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.056524 $1.097758 $1.074914 $1.018486 $1.000000	$1.069039 $1.056524 $1.097758 $1.074914 $1.018486	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation – Moderate – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.076634 $1.141055 $1.117194 $1.020022 $1.000000	$1.084459 $1.076634 $1.141055 $1.117194 $1.020022	0.000 0.000 0.000 0.000 5,243.207
TA QS Investors Active Asset Allocation – Moderate Growth – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.102339 $1.196513 $1.175939 $1.023963 $1.000000	$1.107992 $1.102339 $1.196513 $1.175939 $1.023963	0.000 0.000 0.000 0.000 0.000
TA WMC US Growth – Initial Class Sub-Account inception May 4, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.201056 $2.089868 $1.908283 $1.461475 $1.310233 $1.380722 $1.188963 $0.933628 $1.754316 $1.530621	$2.230663 $2.201056 $2.089868 $1.908283 $1.461475 $1.310233 $1.380722 $1.188963 $0.933628 $1.754316	55,948.676 69,579.659 81,347.420 90,300.537 91,610.941 83,546.593 82,592.498 76,119.394 108,045.201 83,284.344

63

1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Technology Growth Portfolio – Service Class Sub-Account inception October 1, 1999	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.061830 $1.974901 $1.879870 $1.439435 $1.266058 $1.396741 $1.092884 $0.705872 $1.218857 $1.080591	$2.121523 $2.061830 $1.974901 $1.879870 $1.439435 $1.266058 $1.396741 $1.092884 $0.705872 $1.218857	106,639.798 138,251.695 141,824.304 157,001.061 175,781.306 171,297.557 196,536.501 261,106.974 370,471.989 334,244.916
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. – Service Class(1) Sub-Account inception October 7, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.657552 $1.741056 $1.561283 $1.182058 $1.073682 $1.082161 $0.958433 $0.728667 $1.130107 $1.066649	$1.798571 $1.657552 $1.741056 $1.561283 $1.182058 $1.073682 $1.082161 $0.958433 $0.728667 $1.130107	53,976.425 90,639.236 92,276.235 95,476.052 99,958.818 102,992.378 124,157.449 142,072.539 154,432.358 159,915.041

64

1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Appreciation Portfolio – Initial Class Sub-Account inception April 5, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$59.217489 $61.566358 $57.754992 $48.358114 $44.406829 $41.304761 $36.319470 $30.049175 $43.253484 $40.942145	$63.018130 $59.217489 $61.566358 $57.754992 $48.358114 $44.406829 $41.304761 $36.319470 $30.049175 $43.253484	690,256.436 751,054.173 840,597.807 947,989.156 1,067,155.570 1,205,243.214 1,311,865.696 1,504,536.765 1,722,711.179 2,123,526.288
Appreciation Portfolio – Service Class Sub-Account inception April 5, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$56.998091 $59.408323 $55.867465 $46.885196 $43.168679 $40.253890 $35.479401 $29.433395 $42.470068 $40.306158	$60.504357 $56.998091 $59.408323 $55.867465 $46.885196 $43.168679 $40.253890 $35.479401 $29.433395 $42.470068	151,753.357 172,237.736 197,356.786 226,185.019 255,894.563 302,278.964 377,961.953 445,173.472 528,806.748 709,007.637
Core Value Portfolio – Initial Class Sub-Account inception May 1, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$19.823190 $20.557980 $18.897209 $13.898150 $11.909565 $12.821784 $11.484012 $9.853790 $15.591518 $15.350987	$23.132277 $19.823190 $20.557980 $18.897209 $13.898150 $11.909565 $12.821784 $11.484012 $9.853790 $15.591518	483,711.413 524,095.720 585,903.865 631,031.076 706,007.721 788,719.684 902,879.903 999,486.098 1,273,607.269 1,619,592.985
Core Value Portfolio – Service Class Sub-Account inception May 1, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$19.320007 $20.092123 $18.507084 $13.654748 $11.724710 $12.650901 $11.358706 $9.764400 $15.455384 $15.248072	$22.484415 $19.320007 $20.092123 $18.507084 $13.654748 $11.724710 $12.650901 $11.358706 $9.764400 $15.455384	369,532.072 394,530.645 467,288.207 602,019.239 669,990.426 776,804.145 954,113.358 1,122,183.381 1,376,461.630 1,741.007.141

65

1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Dreyfus Stock Index Fund, Inc. – Initial Class Sub-Account inception January 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$76.964504 $77.187522 $69.004685 $52.996760 $46.434698 $46.215710 $40.807235 $32.753237 $52.839247 $50.907734	$84.790859 $76.964504 $77.187522 $69.004685 $52.996760 $46.434698 $46.215710 $40.807235 $32.753237 $52.839247	528,850.157 573,579.210 628,640.617 705,114.937 805,857.248 921,432.618 1,027,290.312 1,135,235.790 1,284,939.623 1,629,949.922
Dreyfus Stock Index Fund, Inc. – Service Class Sub-Account inception January 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$74.065044 $74.455425 $66.750724 $51.391203 $45.130686 $45.031550 $39.866339 $32.071532 $51.886998 $50.115920	$81.402274 $74.065044 $74.455425 $66.750724 $51.391203 $45.130686 $45.031550 $39.866339 $32.071532 $51.886998	90,027.867 114,972.353 129,532.468 153,566.996 190,997.809 238,373.512 273,332.768 322,849.189 419,015.501 532,668.805
Government Money Market – Initial Class Sub-Account inception January 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.322041 $1.340566 $1.359325 $1.378328 $1.397759 $1.417193 $1.436867 $1.455100 $1.438946 $1.391426	$1.303999 $1.322041 $1.340566 $1.359325 $1.378328 $1.397759 $1.417193 $1.436867 $1.455100 $1.438946	24,008,540.684 27,245,323.202 31,954,329.643 36,904,524.184 43,178,890.203 50,427,638.489 59,256,596.524 73,742,355.997 98,490,663.865 126,221,534.582
Growth and Income Portfolio – Initial Class Sub-Account inception December 15, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$50.891929 $50.799694 $46.796240 $34.690772 $29.794109 $31.078753 $26.569722 $20.919753 $35.600677 $33.290226	$55.226449 $50.891929 $50.799694 $46.796240 $34.690772 $29.794109 $31.078753 $26.569722 $20.919753 $35.600677	542,586.484 587,650.072 651,823.111 736,673.416 835,162.610 953,161.505 1,056,891.136 1,178,151.680 1,352,960.167 1,652,549.563
Growth and Income Portfolio – Service Class Sub-Account inception December 15, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$49.205606 $49.245888 $45.466011 $33.792512 $29.098660 $30.415222 $26.071071 $20.582516 $35.096982 $32.895597	$53.273378 $49.205606 $49.245888 $45.466011 $33.792512 $29.098660 $30.415222 $26.071071 $20.582516 $35.096982	83,885.578 99,564.934 122,789.933 148,117.059 184,748.224 207,601.330 247,021.716 299,246.619 384,507.512 482,532.287

66

1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
International Equity Portfolio – Initial Class Sub-Account inception December 15, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$28.602725 $28.609865 $29.800591 $25.665704 $21.134050 $25.117446 $23.147124 $18.737202 $32.885347 $28.474959	$26.646785 $28.602725 $28.609865 $29.800591 $25.665704 $21.134050 $25.117446 $23.147124 $18.737202 $32.885347	273,273.861 299,424.943 337,110.951 380,974.813 433,239.392 509,930.273 573,945.094 654,031.304 736,893.047 920,168.013
International Equity Portfolio – Service Class Sub-Account inception December 15, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$27.528040 $27.590456 $28.810885 $24.877669 $20.537874 $24.475076 $22.615282 $18.362436 $32.303332 $28.036634	$25.567476 $27.528040 $27.590456 $28.810885 $24.877669 $20.537874 $24.475076 $22.615282 $18.362436 $32.303332	42,323.754 47,950.736 58,829.052 70,445.507 81,948.309 104,295.079 119,026.844 148,073.996 176,050.880 252,231.146
International Value Portfolio – Initial Class Sub-Account inception May 1, 1996	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$17.416269 $18.154071 $20.300252 $16.736088 $15.063618 $18.737000 $18.188838 $14.081857 $22.782630 $22.181979	$16.928072 $17.416269 $18.154071 $20.300252 $16.736088 $15.063618 $18.737000 $18.188838 $14.081857 $22.782630	258,521.573 277,575.695 319,379.348 344,141.791 384,193.033 441,931.086 512,528.072 554,069.713 606,563.844 801,713.510
International Value Portfolio – Service Class Sub-Account inception May 1, 1996	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$16.948816 $17.713771 $19.863449 $16.416338 $14.808050 $18.483083 $17.983369 $13.956824 $22.637498 $22.089225	$16.450923 $16.948816 $17.713771 $19.863449 $16.416338 $14.808050 $18.483083 $17.983369 $13.956824 $22.637498	87,321.944 96,135.715 117,619.148 135,692.636 181,756.826 209,929.199 231,294.076 258,557.118 299,833.690 393,280.565
MidCap Stock Portfolio – Initial Class Sub-Account inception May 1, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$25.350411 $26.307092 $23.798095 $17.875820 $15.147146 $15.398411 $12.205179 $9.133016 $15.544555 $15.530866	$28.868859 $25.350411 $26.307092 $23.798095 $17.875820 $15.147146 $15.398411 $12.205179 $9.133016 $15.544555	468,369.394 508,417.975 554,150.350 611,087.672 667,334.901 788,737.507 909,686.364 1,004,334.417 1,069,976.541 1,305,589.291

67

1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MidCap Stock Portfolio – Service Class Sub-Account inception May 1, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$24.703022 $25.695447 $23.313372 $17.550138 $14.912862 $15.091228 $12.054245 $9.032163 $15.379636 $15.382701	$28.066474 $24.703022 $25.695447 $23.313372 $17.550138 $14.912862 $15.091228 $12.054245 $9.032163 $15.379636	180,335.376 210,358.192 264,744.327 337,134.202 374,689.167 447,634.238 526,771.443 594,438.275 703,687.373 898,116.093
Opportunistic Small Cap Portfolio – Initial Class Sub-Account inception January 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$121.918909 $126.506365 $126.264622 $86.188169 $72.493648 $85.320344 $65.965689 $53.071075 $86.236431 $98.325236	$140.766540 $121.918909 $126.506365 $126.264622 $86.188169 $72.493648 $85.320344 $65.965689 $53.071075 $86.236431	172,294.631 185,874.594 204,573.647 230,351.952 259,757.957 293,686.209 325,419.363 359,247.029 416,440.736 495,096.316
Opportunistic Small Cap Portfolio – Service Class Sub-Account inception January 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$117.292957 $122.012782 $122.107345 $83.535962 $70.452281 $83.122829 $64.430450 $51.948583 $84.654356 $96.760742	$135.099171 $117.292957 $122.012782 $122.107345 $83.535962 $70.452281 $83.122829 $64.430450 $51.948583 $84.654356	20,837.593 22,288.196 25,746.804 35,861.137 37,031.502 39,750.634 43,217.253 49,905.335 53,459.812 62,247.149
Quality Bond Portfolio – Initial Class Sub-Account inception January 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$26.713388 $27.541747 $26.649657 $27.446405 $26.012697 $24.643048 $23.056812 $20.337536 $21.522606 $21.078909	$26.745888 $26.713388 $27.541747 $26.649657 $27.446405 $26.012697 $24.643048 $23.056812 $20.337536 $21.522606	606,076.720 676,074.922 766,235.032 910,764.670 1,113,078.038 1,176,366.380 1,397,680.744 1,523,774.555 1,614,734.586 1,846,588.028
Quality Bond Portfolio – Service Class Sub-Account inception January 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$25.724293 $26.585748 $25.783844 $26.623196 $25.303693 $24.027250 $22.516700 $19.918508 $21.140604 $20.752654	$25.692195 $25.724293 $26.585748 $25.783844 $26.623196 $25.303693 $24.027250 $22.516700 $19.918508 $21.140604	225,291.093 253,277.880 308,033.776 374,793.488 465,481.299 564,336.084 606,964.387 720,802.839 918,221.609 1,198,899.915

68

1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Legg Mason Dynamic Allocation - Balanced – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.125104 $1.165053 $1.088982 $1.009577 $1.000000	$1.102177 $1.125104 $1.165053 $1.088982 $1.009577	368,560.335 383,062.042 314,021.227 360,102.865 19,154.537
TA Legg Mason Dynamic Allocation - Growth – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.169534 $1.221952 $1.145382 $1.004616 $1.000000	$1.142018 $1.169534 $1.221952 $1.145382 $1.004616	33,976.328 42,800.078 154,478.826 207,350.072 3,151.790
TA Managed Risk – Balanced ETF – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.122219 $1.158429 $1.123539 $1.022380 $1.000000	$1.148283 $1.122219 $1.158429 $1.123539 $1.022380	784,424.796 879,701.435 961,830.043 855,896.567 559,093.397
TA Managed Risk – Conservative ETF – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.097790 $1.120861 $1.079949 $1.018952 $1.000000	$1.126791 $1.097790 $1.120861 $1.079949 $1.018952	284,996.127 357,105.921 532,139.236 154,224.002 80,935.351
TA Managed Risk – Growth ETF – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.173179 $1.232946 $1.202463 $1.026515 $1.000000	$1.211044 $1.173179 $1.232946 $1.202463 $1.026515	312,100.878 453,917.953 361,970.753 153,904.668 0.000
TA Market Participation Strategy – Service Class Sub-Account inception September 17, 2012	2016 2015 2014 2013 2012	$1.134631 $1.189063 $1.115933 $0.990036 $1.000000	$1.165573 $1.134631 $1.189063 $1.115933 $0.990036	1,341.346 1,342.949 0.000 0.000 0.000
TA PIMCO Tactical – Balanced – Service Class Sub-Account inception September 17, 2012	2016 2015 2014 2013 2012	$1.119590 $1.164924 $1.095446 $0.993131 $1.000000	$1.163580 $1.119590 $1.164924 $1.095446 $0.993131	139,086.259 166,410.119 98,213.640 217,235.645 38,046.515
TA PIMCO Tactical – Conservative – Service Class Sub-Account inception September 17, 2012	2016 2015 2014 2013 2012	$1.100050 $1.139103 $1.062377 $0.996015 $1.000000	$1.138904 $1.100050 $1.139103 $1.062377 $0.996015	80,760.472 96,323.588 38,649.936 50,840.669 3,169.590
TA PIMCO Tactical – Growth – Service Class Sub-Account inception September 17, 2012	2016 2015 2014 2013 2012	$1.136912 $1.194098 $1.138050 $0.987957 $1.000000	$1.175878 $1.136912 $1.194098 $1.138050 $0.987957	114,047.168 126,491.510 6,625.687 6,634.748 3,211.943
TA QS Investors Active Asset Allocation – Conservative – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.058441 $1.099213 $1.075810 $1.018822 $1.000000	$1.071495 $1.058441 $1.099213 $1.075810 $1.018822	358,699.995 403,313.914 258,353.653 206,075.085 109,312.239
TA QS Investors Active Asset Allocation – Moderate – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.078591 $1.142559 $1.118123 $1.020360 $1.000000	$1.086960 $1.078591 $1.142559 $1.118123 $1.020360	795,159.252 796,895.650 1,124,884.762 893,175.502 270,361.403

69

1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation – Moderate Growth – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.104343 $1.198100 $1.176920 $1.024308 $1.000000	$1.110547 $1.104343 $1.198100 $1.176920 $1.024308	44,345.853 37,098.992 36,808.419 30,461.280 3,115.513
TA WMC US Growth – Initial Class Sub-Account inception May 1, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$22.507188 $21.359665 $19.494177 $14.922463 $13.371588 $14.084089 $12.122085 $9.514146 $17.868537 $15.582415	$22.821154 $22.507188 $21.359665 $19.494177 $14.922463 $13.371588 $14.084089 $12.122085 $9.514146 $17.868537	433,557.016 475,575.615 520,322.812 586,759.283 657,088.945 766,807.294 829,433.388 911,145.971 1,016,376.630 1,191,380.144
Technology Growth Portfolio – Initial Class Sub-Account inception October 1, 1999	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$13.275698 $12.680593 $12.036785 $9.190440 $8.060566 $8.862844 $6.916586 $4.448190 $7.669115 $6.778873	$13.711208 $13.275698 $12.680593 $12.036785 $9.190440 $8.060566 $8.862844 $6.916586 $4.448190 $7.669115	921,441.926 982,937.586 1,111,866.839 1,243,278.101 1,369,457.970 1,613,520.343 1,776,156.774 1,937,555.827 2,004,358.631 2,361,039.682
Technology Growth Portfolio – Service Class Sub-Account inception October 1, 1999	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$12.771724 $12.227272 $11.633175 $8.903238 $7.826996 $8.630650 $6.749803 $4.357392 $7.520377 $6.663957	$13.147858 $12.771724 $12.227272 $11.633175 $8.903238 $7.826996 $8.630650 $6.749803 $4.357392 $7.520377	113,928.508 122,264.183 140,897.845 190,454.566 221,616.019 245,313.347 283,632.099 331,452.797 402,817.341 509,777.732
The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Class Sub-Account inception October 7, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$47.224713 $49.466219 $44.211158 $33.369462 $30.220215 $30.368746 $26.820037 $20.332233 $31.441964 $29.581501	$51.405764 $47.224713 $49.466219 $44.211158 $33.369462 $30.220215 $30.368746 $26.820037 $20.332233 $31.441964	209,523.256 232,853.411 267,667.855 300,566.889 334,168.147 382,515.375 425,307.233 476,595.565 535,988.424 660,378.026
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. – Service Class(1) Sub-Account inception October 7, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$45.460197 $47.726820 $42.777534 $32.371351 $29.388865 $29.606617 $26.208705 $19.915761 $30.872354 $29.124184	$49.351935 $45.460197 $47.726820 $42.777534 $32.371351 $29.388865 $29.606617 $26.208705 $19.915761 $30.872354	36,635.359 41,995.700 43,996.693 48,034.594 55,453.323 62,013.661 71,146.210 87,970.974 103,531.451 129,171.181

70

1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Appreciation Portfolio – Service Class Sub-Account inception April 5, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.738185 $1.809903 $1.700350 $1.425566 $1.311266 $1.221521 $1.075574 $0.891412 $1.284966 $1.218288	$1.846930 $1.738185 $1.809903 $1.700350 $1.425566 $1.311266 $1.221521 $1.075574 $0.891412 $1.284966	353,839.467 379,115.641 484,132.528 674,084.333 884,949.337 1,216,310.458 1,457,887.151 1,812,757.421 2,167,202.449 2.407,320.669
Core Value Portfolio – Service Class Sub-Account inception May 1, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.761852 $1.830454 $1.684391 $1.240729 $1.065003 $1.148009 $1.029738 $0.884328 $1.398348 $1.378233	$2.052445 $1.761852 $1.830454 $1.684391 $1.240729 $1.065003 $1.148009 $1.029738 $0.884328 $1.398348	174,599.269 178,016.662 247,127.199 361,206.163 396,823.841 551,879.534 712,880.521 1,014,209.498 1,344,338.315 1,607,192.458
Dreyfus Stock Index Fund, Inc. – Service Class Sub-Account inception January 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.948691 $1.957040 $1.752805 $1.348154 $1.182755 $1.179004 $1.042741 $0.838028 $1.354472 $1.306942	$2.143844 $1.948691 $1.957040 $1.752805 $1.348154 $1.182755 $1.179004 $1.042741 $0.838028 $1.354472	216,311.174 222,074.870 296,691.423 377,016.189 440,385.789 711,053.806 1,090,113.295 1,471,600.222 2,266,979.063 2,426,889.780
Government Money Market Portfolio – Initial Class Sub-Account inception January 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.992506 $1.005373 $1.018481 $1.031667 $1.045205 $1.058682 $1.072358 $1.084873 $1.071773 $1.035356	$0.979919 $0.992506 $1.005373 $1.018481 $1.031667 $1.045205 $1.058682 $1.072358 $1.084873 $1.071773	433,785.158 515,569.934 681,300.271 971,894.524 1,023,207.714 1,145,568.311 1,429,428.138 1,738,166.819 2,710,390.000 3,512,649.911
Growth and Income Portfolio – Service Class Sub-Account inception December 15, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.788440 $1.788138 $1.649270 $1.224607 $1.053470 $1.100052 $0.942007 $0.742957 $1.265618 $1.185061	$1.938198 $1.788440 $1.788138 $1.649270 $1.224607 $1.053470 $1.100052 $0.942007 $0.742957 $1.265618	43,124.406 53,287.445 104,082.155 115,104.543 179,387.531 351,441.550 392,846.224 461,651.396 570,086.410 605,783.934

71

1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
International Equity Portfolio – Service Class Sub-Account inception December 15, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.882926 $1.885328 $1.966784 $1.696605 $1.399254 $1.665856 $1.537756 $1.247347 $2.192161 $1.900731	$1.750546 $1.882926 $1.885328 $1.966784 $1.696605 $1.399254 $1.665856 $1.537756 $1.247347 $2.192161	7,635.317 2,381.333 12,017.042 21,736.084 35,205.283 45,393.771 76,242.927 129,123.493 175,403.084 193,194.949
International Value Portfolio – Service Class Sub-Account inception May 1, 1996	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.315114 $1.373119 $1.538243 $1.270039 $1.144476 $1.427103 $1.387156 $1.075498 $1.742696 $1.698797	$1.277737 $1.315114 $1.373119 $1.538243 $1.270039 $1.144476 $1.427103 $1.387156 $1.075498 $1.742696	45,114.765 61,692.093 103,347.256 185,421.987 203,405.177 222,516.127 237,592.163 273,493.440 406,686.599 411,957.056
MidCap Stock Portfolio – Service Class Sub-Account inception May 1, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.178628 $2.263914 $2.052010 $1.543218 $1.310014 $1.324376 $1.056815 $0.791082 $1.345693 $1.344626	$2.477696 $2.178628 $2.263914 $2.052010 $1.543218 $1.310014 $1.324376 $1.056815 $0.791082 $1.345693	99,335.493 110,811.030 175,393.803 239,360.728 338,155.271 412,191.915 494,721.508 668,775.315 771,042.170 844,573.886
Opportunistic Small Cap Portfolio – Service Class Sub-Account inception January 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.386417 $1.440779 $1.440474 $0.984482 $0.829461 $0.977679 $0.757075 $0.609812 $0.992750 $1.133591	$1.598458 $1.386417 $1.440779 $1.440474 $0.984482 $0.829461 $0.977679 $0.757075 $0.609812 $0.992750	48,321.711 96,989.377 108,546.584 137,418.923 149,781.358 166,450.234 252,534.188 303,541.078 385,410.368 446,760.263
Quality Bond Portfolio – Service Class Sub-Account inception January 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.423743 $1.469971 $1.424236 $1.469150 $1.394951 $1.323281 $1.238867 $1.094832 $1.160859 $1.138430	$1.423376 $1.423743 $1.469971 $1.424236 $1.469150 $1.394951 $1.323281 $1.238867 $1.094832 $1.160859	571,020.755 627,520.212 808,831.312 939,849.505 1,151,331.088 1,636,862.753 2,044,029.576 2,410,268.013 3,283,676.869 3,669,557.399
TA Legg Mason Dynamic Allocation - Balanced – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.129178 $1.168109 $1.090765 $1.010238 $1.000000	$1.107258 $1.129178 $1.168109 $1.090765 $1.010238	0.000 0.000 40,182.929 0.000 0.000
TA Legg Mason Dynamic Allocation - Growth – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.173783 $1.225180 $1.147282 $1.005291 $1.000000	$1.147306 $1.173783 $1.225180 $1.147282 $1.005291	0.000 0.000 0.000 0.000 0.000

72

1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk – Balanced ETF – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.126294 $1.161484 $1.125389 $1.023061 $1.000000	$1.153598 $1.126294 $1.161484 $1.125389 $1.023061	0.000 0.000 0.000 0.000 0.000
TA Managed Risk – Conservative ETF – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.101738 $1.123795 $1.081714 $1.019619 $1.000000	$1.131957 $1.101738 $1.123795 $1.081714 $1.019619	0.000 0.000 0.000 0.000 0.000
TA Managed Risk – Growth ETF – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.177457 $1.236216 $1.204465 $1.027195 $1.000000	$1.216653 $1.177457 $1.236216 $1.204465 $1.027195	0.000 0.000 0.000 0.000 0.000
TA Market Participation Strategy – Service Class Sub-Account inception September 17, 2012	2016 2015 2014 2013 2012	$1.138325 $1.191751 $1.117353 $0.990317 $1.000000	$1.170521 $1.138325 $1.191751 $1.117353 $0.990317	0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical – Balanced – Service Class Sub-Account inception September 17, 2012	2016 2015 2014 2013 2012	$1.123228 $1.167565 $1.096839 $0.993410 $1.000000	$1.168514 $1.123228 $1.167565 $1.096839 $0.993410	0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical – Conservative – Service Class Sub-Account inception September 17, 2012	2016 2015 2014 2013 2012	$1.103610 $1.141668 $1.063716 $0.996292 $1.000000	$1.143713 $1.103610 $1.141668 $1.063716 $0.996292	0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical – Growth – Service Class Sub-Account inception September 17, 2012	2016 2015 2014 2013 2012	$1.140616 $1.196809 $1.139510 $0.988238 $1.000000	$1.180864 $1.140616 $1.196809 $1.139510 $0.988238	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation – Conservative – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.062290 $1.102118 $1.077581 $1.019500 $1.000000	$1.076464 $1.062290 $1.102118 $1.077581 $1.019500	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation – Moderate – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.082496 $1.145573 $1.119968 $1.021034 $1.000000	$1.091977 $1.082496 $1.145573 $1.119968 $1.021034	0.000 0.000 6,426.030 0.000 0.000
TA QS Investors Active Asset Allocation – Moderate Growth – Service Class Sub-Account inception May 1, 2012	2016 2015 2014 2013 2012	$1.108333 $1.201242 $1.178848 $1.024980 $1.000000	$1.115666 $1.108333 $1.201242 $1.178848 $1.024980	0.000 0.000 0.000 0.000 0.000
TA WMC US Growth – Initial Class Sub-Account inception May 4, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.246092 $2.129478 $1.941581 $1.484781 $1.329149 $1.398595 $1.202573 $0.942915 $1.769136 $1.541267	$2.279667 $2.246092 $2.129478 $1.941581 $1.484781 $1.329149 $1.398595 $1.202573 $0.942915 $1.769136	21,439.496 20,317.342 20,418.484 20,517.318 20,619.307 22,858.504 25,865.608 44,782.601 47,290.861 69,299.643

73

1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Technology Growth Portfolio – Service Class Sub-Account inception October 1, 1999	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.103995 $2.012309 $1.912641 $1.462361 $1.284316 $1.414790 $1.105381 $0.712882 $1.229139 $1.088089	$2.168089 $2.103995 $2.012309 $1.912641 $1.462361 $1.284316 $1.414790 $1.105381 $0.712882 $1.229139	54,626.955 54,739.638 77,211.388 77,742.915 80,270.821 80,749.852 110,782.129 100,345.273 121,821.043 134,693.791
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. – Service Class(1) Sub-Account inception October 7, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.691452 $1.774035 $1.588502 $1.200889 $1.089166 $1.096162 $0.969400 $0.735914 $1.139638 $1.074032	$1.838061 $1.691452 $1.774035 $1.588502 $1.200889 $1.089166 $1.096162 $0.969400 $0.735914 $1.139638	58,514.513 70,424.724 76,184.685 78,952.643 81,691.267 100,448.225 102,838.896 104,640.477 156,392.518 153,322.816

(1)	Formerly known as The Dreyfus Socially Responsible Growth Fund, Inc.

74

APPENDIX B

GUARANTEED MINIMUM INCOME BENEFIT — ADDITIONAL INFORMATION

The amounts shown below are hypothetical guaranteed minimum monthly payment amounts under the “Guaranteed Minimum Income Benefit” for a $100,000 purchase payment when annuity payments do not begin until the policy anniversary indicated in the left-hand column. These figures assume the following:

●	there were no subsequent purchase payments or surrenders;
●	there were no premium taxes;
●	the $100,000 premium is subject to the Guaranteed Minimum Income Benefit;
●	the annuitant is (or both annuitants are) 60 years old when the rider is issued;
●	the annual growth rate is 6.0% (once established, an annual growth rate will not change during the life of the Guaranteed Minimum Income Benefit rider up until the minimum annuitization value reaches 200% of the purchase payments (less withdrawals));
●	there was no upgrade of the minimum annuitization value; and
●	the account value did not grow higher than an annual growth rate of 6% (no annual step-ups are factored in).

Six different annuity payment options are illustrated: a male annuitant, a female annuitant and a joint and survivor annuity, each on a Life Only and a Life with 10-Year Certain basis. The figures below, which are the amount of the first monthly payment, are based on an assumed investment return of 3%. If the guaranteed minimum payment option is also elected at the time of annuitization, subsequent payments will never be less than the amount of the first payment (although subsequent payments are calculated using a 5% assumed investment return). If the guaranteed minimum payment option is not elected, subsequent payments may fluctuate and may be less than the initial payment.

Life Only = Life Annuity with No Period Certain Life 10 = Life Annuity with 10 Years Certain

Rider Anniversary at Exercise Date	Male		Female		Joint & Survivor
	Life Only	Life 10	Life Only	Life 10	Life Only	Life 10
7 (age 67)	$846	$813	$792	$774	$680	$679
15	1,492	1,341	1,388	1,291	1,140	1,125
20 (age 80)	1,846	1,523	1,733	1,492	1,373	1,320

This hypothetical illustration should not be deemed representative of past or future performance of any underlying variable investment option.

Surrenders will affect the minimum annuitization value as follows: Each policy year, surrenders will reduce the minimum annuitization value on a pro rata basis by an amount equal to the minimum annuitization value immediately prior to the surrender multiplied by the percentage reduction in the account value resulting from the surrender.

75

Examples of the effect of surrenders on the minimum annuitization value are as follows:

EXAMPLE 1
Assumptions
● minimum annuitization value at time of distribution:	$10,500
● account value at time of distribution:	$15,000
● distribution amount:	$1,500
Calculations
● account value after distribution:	$15,000 - $1,500 = $13,500
(since the account value is reduced 10% ($1,500/$15,000), the minimum annuitization value is also reduced 10%)
● minimum annuitization value after distribution:	$10,500 - (10% x $10,500) = $9,450

EXAMPLE 2
Assumptions
● minimum annuitization value at time of distribution:	$10,500
● account value at time of distribution:	$7,500
● distribution amount:	$1,500
Calculations
● account value after distribution:	$7,500 - $1,500 = $6,000
(since the account value is reduced 20% ($1,500/$7,500), the minimum annuitization value is also reduced 20%)
● minimum annuitization value after distribution:	$10,500 - (20% x $10,500) = $8,400

The amount of the first payment provided by the Guaranteed Minimum Income Benefit will be determined by multiplying each $1,000 of minimum annuitization value by the applicable annuity factor shown on Schedule I of the Guaranteed Minimum Income Benefit. The applicable annuity factor depends upon the annuitant’s (and joint annuitant’s, if any) sex (or without regard to gender if required by law), age, and the Guaranteed Minimum Income Benefit payment option selected and is based on a guaranteed interest rate of 3% and the “2000 Table”, using an assumed annuity date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). Subsequent payments will be calculated as described in the rider using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity subaccounts if the guaranteed minimum payment option is elected at annuitization. However, subsequent payments are guaranteed to never be less than the initial payment.

If you elect the guaranteed minimum payment option, the stabilized payment on each subsequent policy anniversary after annuitization using the rider will equal the greater of the initial payment or the payment supportable by the variable annuity units in the selected subaccounts. The supportable payment is equal to the number of variable annuity units in the selected subaccounts multiplied by the variable annuity unit values in those subaccounts on the date the payment is made. The variable annuity unit values used to calculate the supportable payment will assume a 5% assumed investment return. If the supportable payment at any payment date during a policy year is greater than the stabilized payment for that policy year, the excess will be used to purchase additional variable annuity units. Conversely, if the supportable payment at any payment date during a policy year is less than the stabilized payment for that policy year, there will be a reduction in the number of variable annuity units credited to the policy to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer variable annuity units are credited to your policy. Purchases and reductions will be allocated to each subaccount on a proportionate basis.

Transamerica bears the risk that it will need to make payments if all variable annuity units have been used in an attempt to maintain the stabilized payment at the initial payment level. In such an event, Transamerica will make all future payments equal to the initial payment. Once all the variable annuity units have been used, the amount of your payment will not increase or decrease and will not depend upon the performance of any subaccounts. To compensate Transamerica for this risk, a guaranteed minimum payment fee will be deducted.

76

FINANCIAL STATEMENTS – STATUTORY BASIS

AND SUPPLEMENTARY INFORMATION

Transamerica Life Insurance Company

Years Ended December 31, 2016, 2015 and 2014

Transamerica Life Insurance Company

Financial Statements – Statutory Basis

and Supplementary Information

Years Ended December 31, 2016, 2015 and 2014

Report of Independent Auditors

To the Board of Directors of

Transamerica Life Insurance Company

We have audited the accompanying statutory financial statements of Transamerica Life Insurance Company (the “Company”), which comprise the statutory balance sheet as of December 31, 2016 and 2015, and the related statutory statements of operations, of changes in capital and surplus, and of cash flow for the years ended December 31, 2016, 2015, and 2014.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Iowa Insurance Division, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP, 1 N Upper Wacker Drive, Chicago, IL 60606

T: 312-298-2000, F: , www.pwc.com

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2016 and 2015 or the results of its operations or its cash flows for the years ended December 31, 2016, 2015, and 2014.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2016 and 2015 and the results of its operations and its cash flows for the years ended December 31, 2016, 2015 and 2014, in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division described in Note 1.

Emphasis of Matter

As discussed in Note 1 to the financial statements, the financial statements give retroactive effect to the merger of Global Preferred Re Limited into the Company on January 1, 2016 in a transaction accounted for as a statutory merger. Our opinion is not modified with respect to this matter.

As discussed in Note 2 to the financial statements, the Company changed the manner in which it accounts for its investment in Transamerica Life (Bermuda), Ltd. (TLB), a wholly-owned Bermuda domiciled life subsidiary in 2016. Our opinion is not modified with respect to this matter

Other Matter

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The accompanying Summary of Investments-Other Than Investments in Related Parties as of December 31, 2016 and the Supplementary Insurance Information and Reinsurance as of December 31, 2016 and 2015 and for the years then ended are presented for purposes of additional analysis and are not a required part of the financial statements. The Summary of Investments-Other Than Investments in Related Parties, Supplementary Insurance Information and Reinsurance are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The effects on the Summary of Investments-Other Than Investments in Related Parties, Supplementary Insurance Information and Reinsurance of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material. As a consequence, the Summary of Investments-Other Than Investments in Related Parties as of December 31, 2016 and the Supplementary Insurance Information and Reinsurance as of December 31, 2016 and 2015 and for the years then ended do not present fairly, in conformity with accounting principles generally accepted in the United States of America. The Summary of Investments-Other Than Investments in Related Parties, Supplementary Insurance Information and Reinsurance have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the of Summary Investments-Other Than Investments in Related Parties, Supplementary Insurance Information and Reinsurance are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 24, 2017

PricewaterhouseCoopers LLP, 1 N Upper Wacker Drive, Chicago, IL 60606

T: 312-298-2000, F: , www.pwc.com

Transamerica Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2016	2015
Admitted assets
Cash and invested assets:
Cash, cash equivalents and short-term investments	$1,470,814	$2,280,106
Bonds:
Affiliated entities	4,982	63,750
Unaffiliated entities	38,627,052	34,109,703
Preferred stocks
Affiliated entities	7,162	7,162
Unaffiliated entities	95,547	99,102
Common stocks:
Affiliated entities (cost: 2016 - $1,563,014; 2015 - $1,328,112)	2,352,862	1,961,018
Unaffiliated entities (cost: 2016 - $179,505; 2015 - $111,416)	194,833	126,649
Mortgage loans on real estate	5,641,558	5,363,099
Real estate, at cost less accumulated depreciation (2016 - $65,765; 2015 - $43,305):
Home office properties	84,670	94,268
Investment properties	8,112	8,132
Properties held for sale	29,115	29,115
Policy loans	607,746	649,738
Receivables for securities	120,312	17,469
Securities lending reinvested collateral assets	2,303,603	2,760,922
Derivatives	866,950	1,157,993
Receivable for derivative cash collateral posted to counterparty	10,715	18,789
Other invested assets	1,927,635	2,653,261

Total cash and invested assets	54,353,668	51,400,275
Accrued investment income	510,947	474,961
Cash surrender value of life insurance policies	347,214	338,835
Premiums deferred and uncollected	149,211	139,516
Current federal income tax recoverable	524,017	237,608
Net deferred income tax asset	863,844	783,107
Reinsurance receivables	158,288	90,803
Receivable from parent, subsidiaries and affiliates	111,305	59,963
Accounts receivable	137,488	206,315
General agents pension fund	47,650	48,200
Reinsurance deposit receivables	199,500	203,429
Variable annuity reserve hedge offset deferral	575,869	—
Other assets	36,739	37,699
Separate account assets	73,774,288	72,128,772

Total admitted assets	$131,790,028	$126,149,483

Transamerica Life Insurance Company

Balance Sheets – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2016	2015
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$15,074,311	$15,303,716
Annuity	17,190,070	15,701,229
Accident and health	5,110,678	4,824,046
Policy and contract claim reserves:
Life	283,287	342,120
Accident and health	265,766	259,538
Liability for deposit-type contracts	3,370,720	2,739,298
Other policyholders’ funds	18,126	18,987
Transfers from separate accounts due or accrued including $(1,472,484) and $(1,605,754) accrued for expense allowances recognized in reserves, net of reinsurance allowances at December 31, 2016 and 2015, repectively)	(1,515,226)	(1,633,610)
Funds held under reinsurance treaties	3,603,948	3,381,363
Amounts withheld or retained	167,500	175,637
General expenses due or accrued	176,650	149,338
Remittances and items not allocated	263,232	246,306
Asset valuation reserve	813,683	740,321
Interest maintenance reserve	894,015	967,414
Derivatives	1,314,458	795,914
Municipal reverse repurchase agreements	91,808	90,299
Payable for derivative cash collateral	714,431	1,057,984
Payable for securities lending	2,303,603	2,760,922
Borrowed money	2,267,594	496,528
Payable to parent, subsidiaries and affiliates	115,256	18,965
Other liabilities	376,308	251,903
Separate account liabilities	73,655,055	72,012,055

Total liabilities	$126,555,273	$120,700,273
Capital and surplus:
Common stock, $10 per share par value, 1,000,000 shares authorized, 676,190 issued and outstanding at December 31,
Class B common stock, $750 par value, 10,000 shares authorized, 3,697.27 issued and outstanding	6,762	6,762
Preferred stock, Series A, $10 per share par value, 42,500 shares authorized and issued (total liquidation value - $58,000) at December 31, 2016 and 2015; Series B, $10 per share par value, 250,000 shares authorized, 85,717 and 117,154 shares issued and outstanding total liquidation value - $857,170 and $1,171,540) at December 31, 2016 and 2015	1,282	1,597
Treasury stock, Series A Preferred, $10 per share par value, 42,500 shares as of December 31, 2016 and 2015	(58,000)	(58,000)
Surplus notes	150,000	150,000
Paid-in surplus	2,789,513	3,120,362
Special surplus funds	577,936	2,292
Unassigned surplus	1,767,262	2,226,197

Total capital and surplus	5,234,755	5,449,210

Total liabilities and capital and surplus	$131,790,028	$126,149,483

See accompanying notes.

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2016	2015	2014
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$1,194,339	$1,113,373	$2,393,662
Annuity	12,204,065	12,919,985	16,656,875
Accident and health	624,248	771,929	(2,795,472)
Net investment income	2,453,818	2,326,992	2,359,512
Amortization of interest maintenance reserve	79,380	93,679	43,809
Commissions and expense allowances on reinsurance ceded	451,545	581,823	88,656
Income from fees associated with investment management, administration and contract guarantees for separate accounts	1,247,856	1,187,712	978,879
Reserve adjustment on reinsurance ceded	13,653	(191,378)	3,773,911
Consideration received on reinsurance recapture and novations	7,326	49,723	195,620
Income from administrative service agreement with affiliate	136,494	133,831	124,653
Other income	146,486	141,506	116,319

	18,559,209	19,129,175	23,936,424
Benefits and expenses:
Benefits paid or provided for:
Life benefits	1,543,390	1,376,035	1,305,025
Accident and health benefits	327,969	427,224	750,045
Annuity benefits	1,157,200	1,201,449	1,135,988
Surrender benefits	9,770,320	9,855,357	8,258,924
Other benefits	154,153	120,151	133,925
Increase (decrease) in aggregate reserves for policies and contracts:
Life	(229,405)	124,129	(212,366)
Annuity	1,488,841	(1,787,418)	933,763
Accident and health	286,632	304,113	143,401

	14,499,100	11,621,040	12,448,705
Insurance expenses:
Commissions	1,029,935	1,324,189	1,486,330
General insurance expenses	891,388	913,754	951,122
Taxes, licenses and fees	125,864	127,072	131,974
Net transfers to (from) separate accounts	1,365,071	5,151,619	8,510,290
Funds withheld ceded investment income	(18,134)	63,878	247,693
Reinsurance transaction - modco reserve adjustment on reinsurance assumed	(188,295)	(228,984)	(243,577)
Consideration paid on reinsurance recapture transactions	41,012	861	67,769
IMR adjustment due to reinsurance	81,293	—	—
Other expenses	47,650	(1,242)	4,660

	3,375,784	7,351,147	11,156,261

Total benefits and expenses	17,874,884	18,972,187	23,604,966

Gain (loss) from operations before dividends to policyholders, federal income tax (benefit) expense and net realized capital gains (losses) on investments	$684,327	$156,988	$331,458

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2016	2015	2014
Dividends to policyholders	$5,969	$5,894	$8,045

Gain (loss) from operations before federal income tax (benefit) expense and net realized capital gains (losses) on investments	678,358	151,094	323,413
Federal income tax (benefit) expense	(101,441)	(9,618)	258,554

Gain (loss) from operations before net realized capital gains (losses) on investments	779,799	160,712	64,859
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	(308,708)	(343,731)	288,762

Net income (loss)	$471,091	$(183,019)	$353,621

See accompanying notes.

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Surplus Notes	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2014
As originally presented	$6,762	$1,597	$(58,000)	$150,000	$3,410,534	$—	$1,271,902	$4,782,795
Merger of Global Preferred Reinsurance (GPRe)	250	—	—	—	17,411	—	(39,382)	(21,721)
Merger adjustment - retire GPRe stock	(250)	—	—	—	250	—	—	—

Balance at January 1, 2014	6,762	1,597	(58,000)	150,000	3,428,195	—	1,232,520	4,761,074
Net income (loss)	—	—	—	—	—	—	353,621	353,621
Change in net unrealized capital gains/losses, net of taxes	—	—	—	—	—	—	902,174	902,174
Change in net deferred income tax asset	—	—	—	—	—	—	(263,473)	(263,473)
Change in nonadmitted assets	—	—	—	—	—	—	418,748	418,748
Change in asset valuation reserve	—	—	—	—	—	—	127,971	127,971
Change in surplus as a result of reinsurance	—	—	—	—	—	—	224,000	224,000
Dividends to stockholders	—	—	—	—	—	—	(500,000)	(500,000)
Other changes - net	—	—		—	5,552	667	(30,776)	(24,557)

Balance at December 31, 2014	$6,762	$1,597	$(58,000)	$150,000	$3,433,747	$667	$2,464,785	$5,999,558
Net income (loss)	—	—	—	—	—	—	(183,019)	(183,019)
Change in net unrealized capital gains/losses, net of taxes	—	—	—	—	—	—	95,872	95,872
Change in net deferred income tax asset	—	—	—	—	—	—	300,765	300,765
Change in nonadmitted assets	—	—	—	—	—	—	(318,398)	(318,398)
Change in surplus as a result of reinsurance	—	—	—	—	—	—	(108,266)	(108,266)
Dividends to stockholders	—	—	—	—	—	—	(50,000)	(50,000)
Return of Capital	—	—	—	—	(300,000)	—	—	(300,000)
Other changes - net	—	—	—	—	(13,385)	1,625	24,458	12,698

Balance at December 31, 2015	$6,762	$1,597	$(58,000)	$150,000	$3,120,362	$2,292	$2,226,197	$5,449,210

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Treasury Stock	Stock		Surplus Notes	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2015	$6,762	$1,597	$(58,000)		$150,000	$3,120,362	$2,292	$2,226,197	$5,449,210
Net income (loss)	—	—	—		—	—	—	471,091	471,091
Change in net unrealized capital gains/losses, net of tax	—	—	—		—	—	575,869	(688,997)	(113,128)
Change in net deferred income tax asset	—	—	—		—	—	—	183,306	183,306
Change in non admitted assets	—	—	—		—	—	—	114,741	114,741
Change in asset valuation reserve	—	—	—		—	—	—	60,538	60,538
Cumulative effect of change in accounting principles	—	—	—		—	—	—	(276,042)	(276,042)
Return of capital	—	—	—		—	(314,056)	—	—	(314,056)
Dividends to stockholders	—	—	—		—	—	—	(385,630)	(385,630)
Other changes - net	—	(315)	—		—	(16,794)	(225)	62,057	44,724

Balance at December 31, 2016	$6,762	$1,282	$(58,000	)$	150,000	$2,789,513	$577,936	$1,767,262	$5,234,755

See accompanying notes.

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2016	2015	2014
Operating activities
Premiums collected, net of reinsurance	12,158,028	14,868,206	16,205,618
Net investment income	2,356,181	2,306,617	2,356,404
Miscellaneous income	2,011,519	1,759,927	5,298,353
Benefit and loss related payments	(13,002,709)	(12,846,598)	(11,520,995)
Net transfers from separate accounts	(1,237,126)	(5,214,145)	(8,823,241)
Commissions, expenses paid and other deductions	(1,897,305)	(2,202,781)	(1,467,343)
Dividends paid to policyholders	(6,935)	(7,743)	(8,250)
Federal income taxes (paid) received	(203,264)	(279,806)	(288,721)

Net cash provided by operating activities	178,389	(1,616,322)	1,751,826
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	10,795,896	13,740,477	8,362,600
Stocks	26,673	53,649	108,717
Mortgage loans	705,232	881,722	1,040,891
Real estate and properties held for sale	14,667	—	28,084
Other invested assets	921,210	614,621	635,395
Securities lending reinvested collateral assets	457,319	145,338	347,507
Derivatives	—	—	255,580
Miscellaneous proceeds	16,389	17,797	117,780

Total investment proceeds	12,937,386	15,453,602	10,896,555
Costs of investments acquired:
Bonds	(12,682,216)	(12,145,728)	(6,214,330)
Stocks	(210,597)	(24,188)	(307,013)
Mortgage loans	(740,949)	(733,005)	(853,948)
Real estate and properties held for sale	(2,809)	(10,202)	(13,410)
Other invested assets	(404,878)	(1,516,458)	(239,060)
Payable for securities	(102,843)	(15,477)	(18,033)
Derivatives	(185,514)	(455,642)	—
Miscellaneous applications	(151,001)	(229,914)	(49,870)

Total cost of investments acquired	(14,480,806)	(15,130,616)	(7,695,664)
Net increase (decrease) in policy loans	41,992	39,965	32,811

Net cost of investments acquired	(14,438,815)	(15,090,650)	(7,662,853)

Net cash provided by (used in) investing activities	(1,501,428)	362,952	3,233,701

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2016	2015	2014
Financing and miscellaneous activities
Change in:
Net deposits on deposit-type contracts an other insurance liabilities	(217,744)	(328,515)	(624,703)
Borrowed funds	1,769,852	30,508	202,000
Funds held under reinsurance treaties with unauthorized reinsurers	(108,899)	688,121	(2,527,186)
Receivable from parent, subsidiaries and affiliates	(51,647)	111,599	(140,456)
Payable to parent, subsidiaries and affiliates	96,291	9,145	(17,220)
Payable for securities lending	(457,319)	(145,338)	(347,507)
Other cash (applied) provided	201,917	353,324	145,202
Dividends to stockholders	(385,630)	(50,000)	(500,000)
Capital contribution provided	(333,074)	(327,213)	(14,681)

Net cash used in financing and miscellaneous activities	513,747	341,632	(3,824,550)

Net increase (decrease) in cash, cash equivalents and short-term investments	(809,292)	(911,738)	1,160,977
Cash, cash equivalents and short-term investments:
Beginning of year	2,280,106	3,191,844	2,030,868

End of year	1,470,814	2,280,106	3,191,844

See accompanying notes.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

December 31, 2016

1. Organization and Summary of Significant Accounting Policies

Transamerica Life Insurance Company (the Company) is a stock life insurance company owned by Commonwealth General Corporation (CGC). CGC is an indirect, wholly-owned subsidiary of Aegon N.V., a holding company organized under the laws of The Netherlands.

Prior to September 30, 2015, all outstanding common shares of the Company were owned by Transamerica International Holdings, Inc. (TIHI). Prior to September 29, 2015, the Series B preferred shares of the Company were owned by Transamerica Corporation (TA Corp) and AEGON USA, LLC (AEGON). On September 29, 2015, TA Corp and AEGON contributed their respective share of the Company’s Series B preferred share to TIHI. Effective September 30, 2015, TIHI merged into CGC. As a result of this merger, the Company is now wholly-owned by CGC.

On December 31, 2015, AEGON merged into TA Corp, a Delaware-domiciled non-insurance affiliate.

On January 1, 2016, the Company completed a merger with Global Preferred Re Limited (GPRe), a Bermuda-domiciled affiliate. The merger was accounted for in accordance with Statement of Statutory Accounting Principles (SAP) No. 68, Business Combinations and Goodwill, as a statutory merger. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities and surplus of GPRe were carried forward to the merged company. As a result of the merger, GPRe’s common stock was deemed cancelled by operation of law. Each share of the Company’s capital stock issued and outstanding immediately before the merger shall continue to represent one share of the capital stock.

Summarized financial information for the Company and GPRe presented separately for periods prior to the merger is as follows:

	Year Ended December 31 2015	Year Ended December 31 2014
Revenues:
Company	$19,078,332	$23,904,030
GPRe	50,842	32,394

	$19,129,174	$23,936,424

Net income (loss):
Company	$(250,873)	$335,423
GPRe	67,853	18,198

	$(183,020)	$353,621

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	December 31 2015	December 31 2014
Assets:
Company	$126,035,999	$126,211,096
GPRe	88,529	105,579
Change in deferred tax admissibility due to merger	24,955	53,208

	$126,149,483	$126,369,883

Liabilities:
Company	$120,577,357	$120,211,966
GPRe	122,916	158,359

	$120,700,273	$120,370,325

Capital and surplus:
Company	$5,458,642	$5,999,130
GPRe	(37,685)	(51,780)
Change in deferred tax admissibility due to merger	28,253	52,208

	$5,449,210	$5,999,558

On October 1, 2015, the Company completed a merger with Stonebridge Life Insurance Company (SLIC). The merger was accounted for in accordance with Statement of Statutory Accounting Principles (SSAP) No. 68, Business Combinations and Goodwill, as a statutory merger. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities and surplus of SLIC were carried forward to the merged company. As a result of the merger, SLIC’s common stock was deemed cancelled by operation of law. Each share of the Company’s capital stock issued and outstanding immediately before the merger shall continue to represent one share of the capital stock.

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, structured settlements, pension products and reinsurance, as well as a broad line of single fixed and flexible premium annuity products, guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, credit life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia, Guam, Puerto Rico and US Virgin Islands. Sales of the Company’s products are primarily through a network of agents, brokers and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Iowa Insurance Division, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are as follows:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in earnings for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale. Fair value for GAAP is based on indices, third-party pricing services, brokers, external fund managers and internal models. For statutory reporting, the NAIC allows insurance companies to report the fair value determined by the Securities Valuation Office of the NAIC (SVO) or determine the fair value by using a permitted valuation method.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If the fair value of the mortgage-backed/asset-backed security is less than amortized cost, an entity shall assess whether the impairment is other-than-temporary. An other-than-temporary impairment (OTTI) is considered to have occurred if the fair value of the mortgage-backed/asset-backed security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis. An OTTI is also considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security.

If it is determined an OTTI has occurred as a result of the cash flow analysis, the security is written down to the discounted estimated future cash flows. If an OTTI has occurred due to intent to sell or lack of intent and ability to hold, the security is written down to fair value.

For GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If high credit quality securities are adjusted, the retrospective method is used. If it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the OTTI is recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date. If the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the OTTI should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under US GAAP, the effective and ineffective portions of a single hedge are accounted for separately, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of OCI rather than to income as required for fair value hedges, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and the risk of the host contract is accounted for separately from the host contract and valued and reported at fair value.

Derivative instruments are also used in replication (synthetic asset) transactions. In these transactions, the derivative is valued in a manner consistent with the cash instrument and replicated asset. For US GAAP, the derivative is reported at fair value, with the changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, primarily bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. That net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, incremental costs directly related to the successful acquisition of insurance and investment contracts are deferred. For traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, acquisition costs would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Value of Business Acquired: Under GAAP, value of business acquired (VOBA) is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future contracts and contract changes, premiums, mortality and morbidity, separate account performance, surrenders, operation expenses, investment returns, nonperformance risk adjustment and other factors. VOBA is not recognized under the NAIC Accounting Practices and Procedures Manual (NAIC SAP).

Subsidiaries: Investments in subsidiaries, controlled and affiliated companies (SCA) companies are state in accordance with the Purposes and Procedures Manual of the NAIC SVO, as well as SSAP No. 97 – Investments in Subsidiary, Controlled and Affiliated Entities, A Replacement of SSAP No. 88. Dividends or distributions received from an investee are recognized in investment income when declared to the extent that they are not in excess of the undistributed accumulated earnings attributable to an investee. Changes in investments in SCA’s are recorded as a change to the carrying value of the investment with a corresponding amount recorded directly to unrealized gain/loss (capital and surplus).

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC SAP, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that they are not impaired.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk and guaranteed interest in group annuity contracts are recorded directly to a policy reserve account using deposit accounting, without recognizing premium

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability using deposit accounting.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Under GAAP, for certain reinsurance agreements whereby assets are retained by the ceding insurer (such as funds withheld or modified coinsurance) and a return is paid based on the performance of underlying investments, the liabilities for these reinsurance arrangements must be adjusted to reflect the fair value of the invested assets. The NAIC SAP does not contain a similar requirement.

Deferred Income Taxes: The Company computes deferred income taxes in accordance with SSAP No. 101, Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10. Under SSAP No. 101, admitted adjusted deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the amount of adjusted gross deferred income tax assets expected to be realized within three years limited to an amount that is no greater than 15% of current period’s adjusted statutory capital and surplus, plus 3) the amount of remaining adjusted gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities after considering the character (i.e., ordinary versus capital) and reversal patterns of the deferred tax assets and liabilities. The remaining adjusted deferred income tax assets are nonadmitted. Deferred state income taxes are not recorded under SSAP No. 101, whereas under GAAP state income taxes are included in the computation of deferred income taxes.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Goodwill: Goodwill is measured as the difference between the cost of acquiring the entity and the reporting entity’s share of the book value of the acquired entity. Goodwill is admitted subject to an aggregate limitation of ten percent of the capital and surplus in the most recently filed annual statement excluding electronic data processing equipment, operating system software, net deferred income tax assets and net positive goodwill. Excess goodwill is nonadmitted. Goodwill is amortized over ten years. Under GAAP, goodwill is measured as the excess of the consideration transferred plus the fair value of any noncontrolling interest in the acquiree at the acquisition date as compared to the fair values of the identifiable net assets acquired. Goodwill is not amortized but is assessed for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Surplus Notes: Surplus notes are reported as surplus rather than as liabilities as would be required under GAAP.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Securities Lending Assets and Liabilities: For securities lending programs, cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Collateral received which may not be sold or repledged is not recorded on the Company’s balance sheet. Under GAAP, the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Other significant accounting policies are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed an NAIC designation of 6, are reported at amortized cost using the interest method.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. These securities meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

The Company closely monitors below investment grade holdings and investment grade issuers, where the Company has concerns, to determine if an OTTI has occurred. The Company also regularly monitors industry sectors. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. For structured securities, cash flow trends and underlying levels of collateral are monitored. The Company will record a charge to the statement of operations to the extent that these securities are determined to be other-than-temporarily impaired.

Investments in both affiliated and unaffiliated preferred stocks in good standing are reported at cost or amortized cost. Investments in preferred stocks are stated at amortized cost, except those with NAIC designations RP4 to RP6 and P4 to P6, which are reported at lower of amortized cost or fair value, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Common stocks of unaffiliated companies, which include shares of mutual funds, are reported at fair value and the related net unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes.

If the Company determines that a decline in the fair value of a common stock or a preferred stock is other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers the following factors in determining whether a decline in value is other-than-temporary: (a) the financial condition and prospects of the issuer; (b) whether or not the Company has made a decision to sell the investment; and (c) the length of time and extent to which the value has been below cost.

Common stocks of affiliated insurance subsidiaries are reported based on underlying statutory equity plus the admitted portion of goodwill. Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses, reported in unassigned surplus along with any adjustment for federal income taxes.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost net of encumbrances. Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company classifies as held for sale is measured at lower of carrying amount or fair value less cost to sell. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties. The Company recognizes an impairment loss if the Company determines that the carrying amount of the real estate is not recoverable and exceeds its fair value. The Company deems that the carrying amount of the asset is not recoverable if the carrying amount exceeds the sum of undiscounted cash flows expected to result from the use and disposition. The impairment loss is measured as the amount by which the asset’s carrying value exceeds its fair value.

Policy loans are reported at unpaid principal balances.

The Company has minority ownership interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee.

For a decline in the fair value of an investment in a joint venture or limited partnership which is determined to be other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers an impairment to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or if there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment.

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company. The carrying value is amortized over the life of the investment. Amortization is calculated as a ratio of the current year tax credits and tax benefits compared to the total expected tax credits and tax benefits over the life of the investment.

Other “admitted assets” are valued principally at cost, as required or permitted by Iowa Insurance Laws.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Income is also not accrued when collection is uncertain. In addition, accrued interest is excluded from investment income when payment exceeds 90 days past due. At December 31, 2016 and 2015, the Company excluded investment income due and accrued of $924 and $3,563 respectively, with respect to such practices.

For dollar repurchase agreements, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company.

Derivative Instruments

Overview: The Company may use various derivative instruments (options, caps, floors, swaps, foreign currency forwards, and futures) to manage risks related to its ongoing business operations. On the transaction date of the derivative instrument, the Company designates the derivative as either (A) hedging (fair value, foreign currency fair value, cash flow, foreign currency cash flow, forecasted transactions, or net investment in a foreign operation), (B) replication, (C) income generation, or (D) held for other investment/risk management activities. (B) Replications, (C) income generation and (D) held for other investment/risk management activities do not qualify for hedge accounting under SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities.

Derivative instruments used in hedging relationships are accounted for on a basis that is consistent with the hedged item (amortized cost or fair value). Derivative instruments used in replication relationships are accounted for on a basis that is consistent with the cash instrument and the replicated asset (amortized cost or fair value). Derivative instruments used in income generation relationships are accounted for on a basis that is consistent with the associated covered asset or underlying interest to which the derivative relates (amortized cost or fair value). Derivative instruments held for other investment/risk management activities are measured at fair value with value adjustments recorded in unassigned surplus.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the hedged asset or liability changes, the value of the hedging derivative is expected to move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company is exposed to credit-related losses in the event of non-performance by counterparties to derivative instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead.

Instruments: Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Interest rate basis swaps are used in the overall asset/liability management process to modify the interest rate characteristics of the underlying liability to mitigate the basis risk of assets and liabilities resetting on different indices. These interest rate swaps generally provide for the exchange of the difference between a floating rate on one index to a floating rate of another index, based upon an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged at each due date. Swaps meeting hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Cross currency swaps are utilized to mitigate risks when the Company holds foreign denominated assets or liabilities therefore converting the asset or liability to a USD denominated security. These cross currency swap agreements involve the exchange of two principal amounts in two different currencies at the prevailing currency rate at contract inception. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually where the terms of the swap must meet the terms of the hedged instrument. For swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in capital and surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Total return swaps are used in the asset/liability management process to mitigate the delta risk created when the Company has issued minimum guarantee insurance contracts linked to an index. These total return swaps generally provide for the exchange of the difference between fixed leg (tied to the S&P or other global market financial index) and floating leg (tied to LIBOR) amounts based on an underlying notional amount (also tied to the underlying index). Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Variance swaps are used in the asset/liability management process to mitigate the gamma risk created when the Company has issued minimum guarantee insurance contracts linked to an index. These variance swaps are similar to volatility options where the underlying index provides for the market value movements. Variance swaps do not accrue interest. Typically, no cash is exchanged at the outset of initiating the variance swap, and a single receipt or payment occurs at the maturity or termination of the contract. The variance swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Futures contracts are used to hedge the liability risk associated when the Company issues products providing the customer a return based on various global market indices. Futures are marked to market on a daily basis whereby a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements.

The Company issues products providing the customer a return based on the various global equity market indices. The Company uses options to hedge the liability option risk associated with these products. Options are marked to fair value in the balance sheet and fair value adjustments are recorded as capital and surplus in the financial statements.

Caps are used in the asset/liability management process to mitigate the interest rate risk created due to a rapidly rising interest rate environment. The caps are similar to options where the underlying interest rate index provides for the market value movements. The caps do not accrue interest until the interest rate environment exceeds the caps strike rate. Cash is exchanged at the onset, and a single receipt or payment occurs at the maturity or termination of the contract. Caps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Caps that do not meet hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current forward rate. The accrual of income begins at the forward date, rather than at the inception date. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

The Company issues fixed liabilities that have a guaranteed minimum crediting rate. The Company uses receiver swaptions, whereby the swaption is designed to generate cash flows to offset lower yields on assets during a low interest rate environment. The Company pays a single premium at the beginning of the contract and is amortized throughout the life of the swaption. These swaptions are marked to fair value in the balance sheet and the fair value adjustment is recorded in unassigned surplus. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment.

The Company invests in domestic corporate debt securities denominated in U.S. dollars. If the issuers of these debt obligations fail to make timely payments, the value of the investment declines materially. The Company manages credit default risk through the purchase of credit default swaps. As the buyer of credit default protection, the Company will pay a premium to an approved counterparty in exchange for a contingent payment should a defined credit event occur with respect to the underlying reference entity or asset. Typically, the periodic premium or fee is expressed in basis points per notional. Generally, the premium payment for default protection is made periodically, although it may be paid as an up-front fee for short dated transactions. Should a credit event occur, the Company may be required to deliver the reference asset to the counterparty for par. Alternatively, settlement may be in cash. These credit default swaps are carried on the balance sheet at amortized cost. Premium payments made by the Company are recognized as investment expense. If the Company is unable to prove hedge effectiveness, the credit default swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus. Gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment.

A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds or sovereign debt by combining a highly rated security as a cash component with a written credit default swap which, in effect, converts the high quality asset into an investment grade corporate asset or a sovereign debt. The benefits of using the swap market to replicate credit include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. Generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company replicates hybrid fixed to floating treasuries by combining a U.S. Treasury cash component with a forward starting swap which, in effect, converts a fixed U.S. Treasury into a hybrid fixed to floating treasury. The purpose of these replications is to aid duration matching between the treasuries and the supported liabilities. Generally these swaps are carried at amortized cost with periodic interest payments beginning at a future date. Any early terminations are recognized as capital gains or losses. The Company complies with the specific rules established in AVR for replication transactions.

The Company holds some warrants linked to an Argentina Government Gross Domestic Product (GDP) as part of an authorized workout from the Argentina Brady Bonds. The Company was put into these warrants and did not voluntarily convert into these types of instruments. The Company does not have any downside risk to the warrants, and only receives a payment if the GDP is above a specific threshold. These warrants are marked to fair value in the balance sheet and the fair value adjustment is recorded in capital and surplus. At December 31, 2015, all warrants had matured for the Company. The Company had realized gains totaling $4,225 for the year ended December 31, 2015 related to these warrants.

Separate Accounts

The majority of the separate accounts held by the Company, primarily for individual policyholders as well as for group pension plans, do not have any minimum guarantees, and the investment risks associated with fair value changes are borne by the policyholder. The assets in the accounts, carried at estimated fair value, consist of underlying mutual fund shares, common stocks, long-term bonds and short-term investments.

Certain other separate accounts held by the Company provide a minimum guaranteed return of 3% of the average investment balance to policyholders. The assets consist of long-term bonds and short-term investments which are carried at amortized cost.

Assets held in trust for purchases of variable universal life and annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at fair value. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The investment risks associated with fair value changes of the separate accounts are borne entirely by the policyholders except in cases where minimum guarantees exist. The Company received variable contract premiums of $8,767,590, $12,203,423 and $13,127,468 in 2016, 2015 and 2014, respectively. In addition, the Company received $1,247,856, $1,187,712 and $978,879 in 2016, 2015 and 2014, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Surplus funds transferred from the general account to the separate accounts, commonly referred to as seed money, and earnings accumulated on seed money are reported as surplus in the separate accounts until transferred or repatriated to the general account. The transfer of such funds between the separate account and the general account is reported as surplus contributed or withdrawn during the year.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the date of death.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioner’s Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioner’s Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioner’s Reserve Valuation Method.

Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Generally, mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (1/2) of the extra premium charge for the year. For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner’s Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

Deferred annuity reserves are calculated according to the Commissioner’s Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.00 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioner’s Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined primarily by formula.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance and are not reported as premiums, benefits or changes in reserves in the statement of operations.

The Company issues certain funding agreements with well-defined class-based annuity purchase rates defining either specific or maximum purchase rate guarantees. However, these funding agreements are not issued to or for the benefit of an identifiable individual or group of individuals. These contracts are classified as deposit-type contracts in accordance with SSAP No. 50.

Municipal Repurchase Agreements

Municipal repurchase agreements are investment contracts issued to municipalities that pay either a fixed or floating rate of interest on the guaranteed deposit balance. The floating interest rate is based on a market index. The related liabilities are equal to the policyholder deposit and accumulated interest on the contract.

These municipal repurchase agreements require a minimum of 95% of the fair value of the securities transferred to be maintained as collateral.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

Claims and Claim Adjustment Expense

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business. Unpaid claims include amounts for losses and related adjustment expenses and are estimates of the ultimate net costs of all losses, reported and unreported. These estimates are subject to the impact of future changes in claim severity, frequency and other factors.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Activity in the liability for unpaid claims and related processing costs net of reinsurance is summarized as follows:

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year
Year ended December 31, 2016
2016	$—	$726,808	$212,321	$514,487
2015 and prior	1,372,958	(358,737)	103,318	910,903

	1,372,958	$368,071	$315,639	1,425,390

Active life reserve	3,710,626			3,951,054

Total accident and health reserves	$5,083,584			$5,376,444

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year
Year ended December 31, 2015
2015	$—	$781,155	$285,156	$495,999
2014 and prior	1,203,942	(206,782)	120,201	876,959

	1,203,942	$574,373	$405,357	1,372,958

Active life reserve	3,575,596			3,710,626

Total accident and health reserves	$4,779,538			$5,083,584

The Company’s unpaid claims reserve was decreased by $(358,737) and $(206,782) for the years ended December 31, 2016 and 2015, respectively, for health claims that were incurred prior to those balance sheet dates. The change in 2016 resulted primarily from variances in the estimated frequency of claims and claims severity.

The balance in the liability for unpaid accident and health claim adjustment expenses as of December 31, 2016 and 2015 was $36,586 and $35,337, respectively. The Company incurred $19,398 and paid $18,036 of claim adjustment expenses during 2016, of which $2,466 of the paid amount was attributable to insured or covered events of prior years. The Company incurred $24,766 and paid $20,388 of claim adjustment expenses during 2015, of which $13,485 of the paid amount was attributable to insured or covered events of prior years. The Company did not increase or decrease the claim adjustment expense provision for insured events of prior years during 2016 or 2015.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of in force blocks of business are included in unassigned surplus and amortized into income as earnings emerge on the reinsured block of business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Consistency of Presentation

Differences in tabular totals and references between notes are caused by rounding differences not considered to be significant to the financial statement presentation. Prior year amounts have been reclassified to conform to current period presentation.

Recent Accounting Pronouncements

Effective January 1, 2017, the Company adopted revisions to SSAP No. 35R, Guaranty Fund and Other Assessments, which allows 1) expected renewals of short-term health contracts to be considered in determining the assets recognized from accrued guaranty fund liability assessments and 2) requires reporting entities to discount guaranty fund liabilities, and related assets, resulting from the insolvencies of insurers that wrote long-term care contracts The adoption of this guidance did not have a material impact on the financial position or results of operations of the Company.

Effective January 1, 2017, the Company adopted SSAP No. 41R, Surplus Notes. Surplus notes held by investors that are rated an equivalent NAIC 1 or 2 designation by an approved NAIC credit rating provider will be reported at amortized cost, while non-rated surplus notes or those with an equivalent designation of 3 through 6 will be reported at the lower of amortized cost or fair value adoption of this guidance did not have a material impact on the financial position or results of operations of the Company.

Effective January 1, 2017, the Company adopted revisions to SSAP No. 51R, Life Contracts, which includes updates for new principle-based reserving (PBR) requirements, with references to Valuation Manual changes. The Valuation Manual allows companies to continue using current reserve methodologies for a three-year period, beginning with the Valuation Manual operative date. For policies issued after the operative date, formulaic calculations for some policies will be supplemented with more advanced deterministic and stochastic reserve methodologies. The Company adopted the new requirements for certain of its term products. The adoption of this guidance did not have a material impact on the financial position or results of operations of the Company.

Effective January 1, 2017, the Company adopted revisions to SSAP No. 103R, Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, which incorporates explicit accounting guidance on short sales and secured borrowing transactions when the insurer is the transferee. The adoption of this guidance did not impact the financial position or results of operations of the Company.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Effective December 31, 2017, the Company will adopt revisions to SSAP No. 2R, Cash, Drafts and Short-term Investments, which reclassify money market mutual funds from short-term investments to cash equivalents and clarify that money market mutual funds shall be valued at fair value, allowing net asset value as a practical expedient. The adoption of this guidance will not have a material impact on the financial position or results of operations of the Company.

Effective January 1, 2015, the Company adopted guidance that moves wholly-owned, single member/single asset LLCs where the underlying asset is real estate, into the scope of SSAP No. 40, Real Estate Investments, when specific conditions are met, and clarifies in SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies, that these types of investments are within the scope of SSAP No. 40. The adoption of this guidance had no material impact to the financial position or results of operations of the Company.

Going Concern

Management has evaluated the ability of the Company to continue as a going concern and has determined that no substantial doubt exists with regard to the Company’s ability to meet its obligations as they become due within one year after the issuance of the financial statements.

2. Prescribed and Permitted Statutory Accounting Practices

The Iowa Insurance Division recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Iowa Insurance Law.

The Company, with the permission of the Iowa Commissioner of Insurance, is allowed special accounting treatment for certain hedges of interest rate exposures on variable annuity products that would not otherwise conform to current accounting guidance under SSAP No. 86. The Company recognizes a reserve hedge offset deferral for the difference between the hedge results associated with a highly effective clearly defined hedge strategy related to variable annuity interest rate risks and the corresponding interest-rate related impact to variable annuity results. This deferral was effective October 1, 2016, and will be amortized through the capital and surplus account change in net unrealized capital gains (losses) on a straight line basis over a period of 10 years beginning in the period of deferral.

The State of Iowa has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to the reported value of the assets supporting the Company’s guaranteed separate accounts. As prescribed by Iowa Administrative Code 508A.1.4, the Commissioner found that the Company is entitled to value the assets of the guaranteed separate account at amortized cost, whereas the assets would be required to be reported at fair value under SSAP No. 56, Separate Accounts, of the NAIC SAP. There is no impact to the Company’s income or surplus as a result of utilizing this prescribed practice.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company previously valued its investments in limited purpose subsidiary (LPS) US insurance SCAs based on the underlying audited statutory equity under a prescribed practice adopted by the State of Iowa. Effective October 1, 2016, the Company received approval from Iowa for the respective LPS to be valued in accordance with SSAP No. 97, paragraph 8.b.i.1 in amounts equal to the respective entity’s underlying audited statutory equity including statutory accounting practices prescribed or permitted by the State of Iowa, which is consistent with Iowa Administrative Code 191-99.11(5). As a result, the Company will no longer disclose its valuation method for these LPS as a prescribed practice. The Company will continue to provide the disclosures required by SSAP No.97, paragraph 36 about underlying LPS accounting practices that depart from the NAIC accounting practices and procedures. This change in SCA valuation method did not result in a change in the Company’s valuation of its LPS but rather aligned the NAIC valuation with that required by the Iowa Administrative Code.

The Company has three LPS with prescribed practices whereby under Iowa Administrative Code 191-99.11(3), the LPS are entitled to admit the following assets that would not be admissible under the NAIC SAP:

TLIC Riverwood Reinsurance Inc. (TRRI)	Parental guarantee
TLIC Oakbrook Reinsurance Inc. (TORI)	Credit linked note
TLIC Watertree Reinsurance Inc. (TWRI)	Excess of loss reinsurance asset

For each respective LPS, the table below discloses the amount of the investment in the insurance SCA per recorded statutory equity and the amount of the investment if the insurance SCA had completed statutory financial statements in accordance with the NAIC SAP. Each LPS provides the Company audited financial statements annually.

	Amount of Investment
SCA Entity (Investments in Insurance SCA Entities)	Per Reported Statutory Equity	If the Insurance SCA Had Completed Statutory Financial Statements*
TLIC Riverwood Reinsurance Inc	$965,083	$—
TLIC Oakbrook Reinsurance Inc	133,416	—
TLIC Watertree Reinsurance Inc	188,313	—

*	Per AP&P Manual (without permitted or prescribed practices)

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Iowa is shown below:

	SSAP #	F/S Page	F/S Line	2016	2015	2014
Net (loss) income, State of Iowa basis				$471,092	$(182,480)	$353,790
State prescribed practice that increases(decreases) NAIC SAP:
Limited purpose subsidiary valuation - TRRI	97	Balance Sheet	Common Stock	—	—	—
Limited purpose subsidiary valuation - TORI	97	Balance Sheet	Common Stock	—	—	—
Separate account asset valuation	56	NA	NA	—	—	—
State permitted practice that increases(decreases) NAIC SAP:
Hedge reserve offset	86	Balance Sheet; Statement of Changes in Capital and Surplus	Hedge reserve offset Change in net unrealized capital gains/ losses	—	—	—
TLB	97	Balance Sheet	Common Stock	—	—	—
Net (loss) income, NAIC SAP				$471,092	$(182,480)	$353,790

Statutory surplus, State of Iowa basis				$5,234,756	$5,449,210	$5,999,558

State prescribed practice that increases(decreases) NAIC SAP:
Limited purpose subsidiary valuation - TRRI	97	Balance Sheet	Common Stock	—	(869,844)	(817,285)
Limited purpose subsidiary valuation - TORI	97	Balance Sheet	Common Stock	—	(132,955)	(113,677)
Separate account asset valuation	56	NA	NA
State permitted practice that increases(decreases) NAIC SAP:
Hedge reserve offset	86	Balance Sheet; Statement of Changes in Capital and Surplus	Hedge reserve offset Change in net unrealized capital gains/ losses	(575,869)	—	—
TLB	97	Balance Sheet	Common Stock	—	74,225	62,284

Statutory surplus, NAIC SAP				$4,658,887	$4,520,636	$5,130,880

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company previously disclosed a state permitted practice to record the value of its wholly-owned Bermuda domiciled life subsidiary, Transamerica Life (Bermuda), Ltd. (TLB), based upon audited statutory equity rather than audited U.S. GAAP or foreign statutory basis financial statements equity adjusted to a statutory basis of accounting, utilizing adjustments as outlined in SSAP No.97, paragraph 9. Changes in the Bermuda Insurance Act 1978 require TLB to file audited GAAP or IFRS financials with the Bermuda Monetary Authority in 2016 rather than statutory basis financials. As a result of the change in the Bermuda regulation, the Company began recording the value of TLB in accordance with SSAP No. 97 in first quarter of 2016, therefore eliminating the need for a permitted practice.

3. Accounting Changes and Correction of Errors

As disclosed in Note 2, the Company began recording the value of its foreign insurance subsidiary in accordance with SSAP No. 97 in 2016, therefore eliminating the need for a permitted practice. This change in accounting impacted the carrying value of the subsidiary and the AVR reported on the Company’s balance sheet. The cumulative effect of implementing the change in accounting effective January 1, 2016, was a $276,042 decrease in capital and surplus. The cumulative effect consisted of two components, a $142,142 change in unrealized loss on the subsidiary and a $133,900 increase in AVR.

During the first quarter of 2016, management determined that the Company’s accretion policy was not correctly adjusting accretion yields for asset specific changes in future cash flow expectations which resulted in an understatement of investment income of $31,151, net of tax, relating to prior years. This was corrected in 2016 and is reflected as other changes, net, in the capital and surplus accounts of the Statements of Changes in Capital and Surplus.

During 2015, the Company discovered errors in the calculation of ceded reserves on certain substandard and disabled life policies which caused an overstatement of these reserves since 2011. The cumulative pre-tax effect of these errors was a decrease to equity of $13,866 and was reflected as other changes, net, in the 2015 capital and surplus accounts of the Statements of Changes in Capital and Surplus.

As a result of the Company’s model validation initiative performed in 2015, the Company determined that its aggregate life reserves were overstated by $16,713 relating to prior years. This was corrected in 2015 and was reflected as other changes, net, in the capital and surplus accounts of the Statements of Changes in Capital and Surplus.

During 2015, it was discovered that a 2014 intercompany transfer of taxes payable was booked incorrectly, resulting in an incorrect equity distribution to a non-insurance affiliate of $8,833. This was corrected in 2015 and was reflected as other changes, net, in the capital and surplus accounts of the Statements of Changes in Capital and Surplus.

During 2015, the Company made a change in valuation bases relating to its long-term care business. A change was made to use a morbidity table that is consistent with leading industry practice where claims are determined using a first-site, first principles approach. This change resulted in an increase in A&H reserves of $5,946 which has been reported on Exhibit 5A – Changes in Bases of Valuation During the Year.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company had consistently reported reserves for all states using the Missouri Department of Insurance required modified 2001 CSO table in the valuation of certain limited underwriting policies. During 2015, Missouri rescinded this rule. The Company made a change in valuation bases relating to these policies to use the unmodified 2001 CSO table. This resulted in a decrease to reserves of $12,464 which has been reported on Exhibit 5A – Change in Bases of Valuation During the Year. Related to this change were corresponding decreases in the deferred premium asset of $5,114 and the uncollected premium asset of $104. These amounts were charged to surplus and are reported as a cumulative effect of changes in accounting principle in the capital and surplus accounts of the Statements of Changes in Capital and Surplus.

During 2015, the Company identified simplifications and implemented mapping updates in some of the valuation mortality tables used for the calculation of reinsurance reserve credits on some universal life policies. The change in valuation process resulted in a decrease to reserves of $14,481 which has been reported on Exhibit 5A – Change in Bases of Valuation During the Year.

During 2014, the Company discovered errors with certain components of the quarterly settlement statements related to the modified coinsurance treaty assumed from an affiliate, Western Reserve Life Assurance Co. of Ohio (WRL), resulting in incorrect cession amounts received by the Company since inception of the treaty effective December 31, 2010. The cumulative impact of the errors as of December 31, 2013 was an overstatement of capital and surplus of $53,792 after tax. This was reflected as other changes, net, in the 2014 capital and surplus accounts of the Statements of Changes in Capital and Surplus.

Prior to its merger in 2015 with the Company, during 2014, SLIC discovered that the accounting entries had not been recorded to the ledger when a block of escheated policies were entered into the claims administration system in 2013. The impact of not recording these entries to the ledger was an understatement of the claims liability of $2,900, an understatement of current federal income taxes recoverable of $1,015, an overstatement of net deferred income taxes of $1,298, and an overstatement of capital and surplus of $3,183 as of December 31, 2013. This was corrected in 2014 and is reflected as other changes, net, in the capital and surplus accounts of the Statements of Changes in Capital and Surplus.

4. Fair Values of Financial Instruments

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Determination of fair value

The fair values of financial instruments are determined by management after taking into consideration several sources of data. When available, the Company uses quoted market prices in active markets to determine the fair value of its investments. The Company’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes. Lastly, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, the Company performs in-depth reviews of prices received from third-party pricing services on a sample basis. The objective for such reviews is to demonstrate that the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

Each month, the Company performs an analysis of the information obtained from indices, third-party services, and brokers to ensure that the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar securities, review of pricing statistics and trends, and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks such as exception reports which highlight significant price changes, stale prices or un-priced securities.

Fair value hierarchy

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, Fair Value Measurements. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 -	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 -	Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

	a)	Quoted prices for similar assets or liabilities in active markets

	b)	Quoted prices for identical or similar assets or liabilities in non-active markets

	c)	Inputs other than quoted market prices that are observable

	d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Level 3 -	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments is either reported at fair value or amortized cost (which approximates fair value). Cash is not included in the below tables.

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair value.

Bonds and Stocks: The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. The fair values of bonds and stocks are reported or determined using the following pricing sources: indices, third-party pricing services, brokers, external fund managers and internal models.

Fair values for fixed maturity securities (including redeemable preferred stock) actively traded are determined from third-party pricing services, which are determined as discussed above in the description of Level 1 and Level 2 values within the fair value hierarchy. For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from third-party pricing services, or are based on non-binding broker quotes or internal models. In the case of private placements, fair values are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.
Real Estate: Real estate held for sale is typically valued utilizing independent external appraisers in conjunction with reviews by qualified internal appraisers. Valuations are primarily based on active market prices, adjusted for any difference in the nature, location or condition of the specific property. If such information is not available, other valuation methods are applied, considering the value that the property’s net earning power will support, the value indicated by recent sales of comparable properties and the current cost of reproducing or replacing the property.

Other Invested Assets: The fair values for other invested assets, which include investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds were determined primarily by using indices, third-party pricing services and internal models.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Derivative Financial Instruments: The estimated fair values of equity and interest rate options (calls, puts, caps) are based upon the latest quoted market price at the balance sheet date. The estimated fair values of swaps, including equity, interest rate and currency swaps, are based on pricing models or formulas using current assumptions. The estimated fair values of credit default swaps are based upon active market data, including interest rate quotes, credit spreads, and recovery rates, which are then used to calculate probabilities of default for the fair value calculation. The Company accounts for derivatives that receive and pass hedge accounting in the same manner as the underlying hedged instrument. If that instrument is held at amortized cost, then the derivative is also held at amortized cost.

Policy Loans: The fair value of policy loans is considered to approximate the book value of the loan, which is stated at unpaid principal balance.

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short-term and long-term debt instruments. The fair values of these investments are determined using the methods described above under Cash Equivalents and Short-Term Investments and Bonds and Stocks.

Receivable From/Payable to Parents, Subsidiaries and Affiliates: The carrying amount of receivable from/payable to affiliates approximates their fair value.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices when available. When not available, they are primarily valued either using third-party pricing services or are valued in the same manner as the general account assets as further described in this note. However, some separate account assets are valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilizes input that are not market observable. The fair value of separate account annuity liabilities is based on the account value for separate accounts business without guarantees. For separate accounts with guarantees, fair value is based on discounted cash flows.

Investment Contract Liabilities: Fair value for the Company’s liabilities under investment contracts, which include deferred annuities and GICs, are estimated using discounted cash flow calculations. For those liabilities that are short in duration, carrying amount approximates fair value. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Deposit-Type Contracts: The carrying amounts of deposit-type contracts reported in the accompanying balance sheets approximate their fair values. These are included in the Investment Contract Liabilities.

Surplus Notes: Fair values for surplus notes are estimated using a discounted cash flow analysis based on the Company’s current incremental borrowing rate for similar types of borrowing arrangements.

The Company accounts for its investments in affiliated common stock in accordance with SSAP No. 97, as such, they are not included in the following disclosures.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables set forth a comparison of the estimated fair values and carrying amounts of the Company’s financial instruments, including those not measured at fair value in the balance sheets, as of December 31, 2016 and 2015, respectively:

	December 31, 2016
	Estimated Fair Value	Admitted Assets/ Liabilities	(Level 1)	(Level 2)	(Level 3)
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$1,435,906	$1,435,906	$—	$1,435,906	$—
Bonds	41,750,057	38,632,034	8,543,520	32,331,681	874,856
Preferred stocks, other than affiliates	94,325	95,547	—	91,172	3,153
Common stocks, other than affiliates	194,833	194,833	1,905	—	192,928
Mortgage loans on real estate	5,801,102	5,641,558	—	—	5,801,102
Other invested assets	168,197	149,019	—	160,516	7,681
Options	182,667	182,667	—	182,667	—
Interest rate swaps	678,868	587,537	—	674,938	3,930
Currency swaps	21,819	21,408	—	21,819	—
Credit default swaps	36,173	26,828	—	36,173	—
Equity swaps	48,509	48,509	—	48,509	—
Policy loans	607,746	607,746	—	607,746	—
Securities lending reinvested collateral	2,303,603	2,303,603	—	2,303,603	—
Receivable from parent, subsidiaries and affiliates	111,305	111,305	—	111,305	—
Separate account assets	72,675,382	72,638,065	69,229,744	3,399,333	46,305
Liabilities
Investment contract liabilities	17,237,938	15,077,116	—	265,681	16,972,257
Options	82,070	82,070	—	82,070	—
Interest rate swaps	183,689	806,424	—	(179,214)	362,903
Currency swaps	1,666	76	—	1,666	—
Credit default swaps	13,478	44,647	—	13,478	—
Equity swaps	381,242	381,242	—	381,242	—
Payable to parent, subsidiaries and affiliates	115,256	115,256	—	115,256	—
Separate account annuity liabilities	66,986,814	66,987,131	1,996	66,926,286	58,532
Surplus note	165,351	150,000	—	165,351	—

Transamerica Life Insurance Company

Notes to Financial Statements —   Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	December 31, 2015
	Estimated Fair Value	Admitted Assets/ Liabilities	(Level 1)	(Level 2)	(Level 3)
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$2,012,842	$2,012,842	$—	$2,012,842	$—
Short-term notes receivable from affiliates	278,771	278,771	—	278,771	—
Bonds	36,576,232	34,173,453	6,841,379	28,830,442	904,411
Preferred stocks, other than affiliates	97,770	99,103	—	97,770	—
Common stocks, other than affiliates	126,649	126,649	8,239	71	118,339
Mortgage loans on real estate	5,657,436	5,657,436	—	—	5,657,436
Other invested assets	152,140	133,087	—	142,831	9,309
Options	399,911	399,911	—	399,911	—
Interest rate swaps	668,643	543,001	—	646,960	21,683
Currency swaps	28,988	26,378	—	28,988	—
Credit default swaps	37,808	32,968	—	37,808	—
Equity swaps	155,735	155,735	—	155,735	—
Policy loans	649,738	649,738	—	649,738	—
Securities lending reinvested collateral	2,760,922	2,760,922	—	2,760,922	—
Receivable from parent, subsidiaries and affiliates	59,963	59,963	—	59,963	—
Separate account assets	72,154,755	72,127,543	68,354,452	3,762,211	38,092
Liabilities
Investment contract liabilities	12,911,523	11,852,454	—	276,950	12,634,573
Short-term notes payable to affiliates	—	—	—	—	—
Options	178,638	178,638	—	178,638	—
Interest rate swaps	(484,994)	429,751	—	(520,103)	35,109
Currency swaps	38,722	46,656	—	38,722	—
Credit default swaps	13,862	27,180	—	13,862	—
Equity swaps	113,689	113,689	—	113,689	—
Payable to parent, subsidiaries and affiliates	18,965	18,965	—	18,965	—
Separate account annuity liabilities	63,493,519	63,507,470	983	63,428,222	64,314
Surplus notes	164,418	150,000	—	164,418	—

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables provide information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2016 and 2015:

	2016
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Government	$—	$1,124	$—	$1,124
Industrial and miscellaneous	—	20,216	18,746	38,962
Hybrid securities	—	2,573	—	2,573

Total bonds	—	23,913	18,746	42,659

Preferred stock
Industrial and miscellaneous	—	—	3,153	3,153

Total preferred stock	—	—	3,153	3,153

Common stock
Mutual funds	761	—	—	761
Industrial and miscellaneous	1,144	—	192,928	194,072

Total common stock	1,905	—	192,928	194,833

Short-term investments
Government	—	598,723	—	598,723
Industrial and miscellaneous	—	820,579	—	820,579
Sweep accounts	—	16,604	—	16,604

Total short-term investments	—	1,435,906	—	1,435,906

Securities lending reinvested collateral	—	2,303,603	—	2,303,603
Derivative assets	—	813,180	3,930	817,110
Separate account assets	69,213,345	2,706,809	45,420	71,965,574

Total assets	$69,215,250	$7,283,411	$264,177	$76,762,838

Liabilities:
Derivative liabilities	$—	$878,117	$362,903	$1,241,020
Separate account liabilities	1,996	871	—	2,867

Total liabilities	$1,996	$878,988	$362,903	$1,243,887

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	2015
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Government	$—	$1,094	$—	$1,094
Industrial and miscellaneous	—	10,588	22,878	33,466

Total bonds	—	11,682	22,878	34,560

Common stock
Mutual funds	5,823	69	—	5,892
Industrial and miscellaneous	2,416	2	118,339	120,757

Total common stock	8,239	71	118,339	126,649

Short-term investments
Government	—	94,915	—	94,915
Industrial and miscellaneous	—	1,349,518	—	1,349,518
Mutual funds	—	526,117	—	526,117
Intercompany notes receivable	—	278,771	—	278,771
Sweep accounts	—	42,292	—	42,292

Total short-term investments	—	2,291,613	—	2,291,613

Securities lending reinvested collateral	—	2,760,922	—	2,760,922
Derivative assets	—	1,078,404	21,683	1,100,087
Separate account assets	68,338,600	2,670,280	32,569	71,041,449

Total assets	$68,346,839	$8,812,972	$195,469	$77,355,280

Liabilities:
Derivative liabilities	$—	$670,145	$35,109	$705,254
Separate account liabilities	983	965	—	1,948

Total liabilities	$983	$671,110	$35,109	$707,202

Bonds classified in Level 2 are valued using inputs from third party pricing services or broker quotes. Bonds classified in Level 3 are primarily those valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilize significant inputs that are not market observable.

Preferred stock classified in Level 3 is internally valued using significant unobservable inputs.

Common stocks classified in Level 3 are comprised primarily of shares in the Federal Home Loan Bank (FHLB) of Des Moines, which are valued at par as a proxy for fair value as a result of restrictions that allow redemptions only by FHLB.

Short-term investments are classified as Level 2 and carried at amortized cost or fair value. Because of the highly liquid nature of these assets, carrying amounts are used to approximate fair value when amortized cost is used.

Securities lending reinvested collateral is valued and classified in the same way as the underlying collateral, which is primarily composed of short-term investments.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Derivatives classified as Level 2 represent over-the-counter (OTC) contracts valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other OTC trades, or external pricing services. Derivatives classified as Level 3 represent interest rate swaps calculated by simulation using a series of market-consistent inputs to model the dynamics of the swap. The inputs are taken from market instruments to the extent that they exist.

Separate account assets and liabilities are valued and classified in the same way as general account assets and liabilities (described above).

Transfers from Level 1 to Level 2 for separate account bonds were attributable to securities being valued using an index at December 31, 2015, subsequently changing to being valued using a different index during 2016.

Transfers from Level 1 to Level 2 for separate account common stock were attributable to securities being valued using third party vendor inputs at December 31, 2015, subsequently changing to being valued using external money manager statements during 2016.

Transfers from Level 2 to Level 1 for separate account common stock were attributable to securities being valued using external money managers at December 31, 2015, subsequently changing to being valued using third party vendor inputs during 2016.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables summarize the changes in assets and liabilities classified in Level 3 for 2016 and 2015:

	Beginning Balance at January 1, 2016	Transfers in (Level 3)	Transfers out (Level 3)	Total Gains and (Losses) Included in Net income (a)	Total Gains and (Losses) Included in Surplus (b)
Bonds
Government	$—	$—	$—	$(9)	$9
RMBS	1,439	—	1,428	(122)	116
Other	21,439	885	184	(2,852)	5,003
Preferred stock	—	—	—	512	(101)
Common stock	118,338	—	—	—	101
Derivatives	(13,426)	—	—	(189,403)	(348,382)
Separate account assets	32,569	5,578	9,142	15,896	81

Total	$160,359	$6,463	$10,754	$(175,978)	$(343,173)

	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2016
Bonds
Government	$—	$—	$—	$—	$—
RMBS	—	—	—	5	—
Other	1,663	—	—	7,208	18,746
Preferred stock	3,254	—	—	512	3,153
Common stock	73,000	1,689	200	—	192,928
Derivatives	2,834	—	(80,527)	(108,876)	(358,974)
Separate account assets	1,520	—	—	1,082	45,420

Total	$82,271	$1,689	$(80,327)	$(100,069)	$(98,727)

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Beginning Balance at January 1, 2015	Transfers in (Level 3)	Transfers out (Level 3)	Total Gains and (Losses) Included in Net income (a)	Total Gains and (Losses) Included in Surplus (b)
Bonds
Government	$—	$—	$—	$(11)	$11
RMBS	1,498	—	—	(371)	317
Other	21,156	14,483	3,846	(6,374)	(1,848)
Preferred stock	164	—	—	—	—
Common stock	118,061	—	—	(24)	281
Derivatives	90,924	—	—	—	(26,551)
Separate account assets	7,905	1,398	1,500	21,539	(220)

Total	$239,708	$15,881	$5,346	$14,759	$(28,010)

	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2015
Bonds
Government	$—	$—	$—	$—	$—
RMBS	—	—	—	5	1,439
Other	—	—	—	2,132	21,439
Preferred stock	—	—	—	164	—
Common stock	4,020	—	4,000	—	118,338
Derivatives	(63,114)	—	—	14,685	(13,426)
Separate account assets	4,245	—	—	798	32,569

Total	$(54,849)	$—	$4,000	$17,784	$160,359

(a)	Recorded as a component of Net Realized Capital Gains/Losses on Investments in the Statements of Operations
(b)	Recorded as a component of Change in Net Unrealized Capital Gains/Losses in the Statements of Changes in Capital and Surplus

The Company’s policy is to recognize transfers in and out of Level 3 as of the beginning of the reporting period.

Transfers in for bonds were the result of a security being carried at amortized cost at December 31, 2015 and 2014, subsequently changing to being carried at fair value during 2016 and 2015. In addition, transfers in for bonds were attributable to a security being valued using third-party vendor input at December 31, 2014, subsequently changing to being valued using a stale price during 2015.

Transfers out for bonds were the result of a security being carried at fair value at December 31, 2015 and 2014, subsequently changing to being carried at amortized cost during 2016 and 2015.

Transfers in for separate account assets were attributable to securities being valued using third party vendor inputs at December 31, 2015 and 2014, subsequently changing to being valued using broker quotes during 2016 and 2015.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Transfers out for separate account assets were attributable to securities being valued using a stale price at December 31, 2015 and 2014, subsequently changing to being valued using third party vendor inputs during 2016 and 2015. In addition, transfers out for separate account assets were attributable to securities being valued using broker quotes at December 31, 2015, subsequently changing to being valued using third party vendor inputs during 2016.

Non-recurring fair value measurements

As indicated in Note 1, real estate held for sale is measured at the lower of carrying amount or fair value less cost to sell. As of December 31, 2016, the Company has several parcels of land that are held for sale. Therefore, these properties are carried at fair value less cost to sell, which amounts to $8,570. Two parcels of land have a carrying amount less than its fair value and therefore is not carried at fair value as of December 31, 2016.

The Company also had parcels of land that were held for sale as of December 31, 2015. Fair value less cost to sell of these properties was $8,570. Two parcels of land had a carrying amount less than its fair value and therefore is not carried at fair value as of December 31, 2015.

Fair value was determined by utilizing an external appraisal following the sales comparison approach. The fair value measurements are classified in Level 3 as the comparable sales and adjustments for the specific attributes of these properties are not market observable inputs.

5. Investments

The carrying amounts and estimated fair value of investments in bonds and preferred stock are as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2016
Unaffiliated bonds:
United States Government and agencies	$7,909,126	$480,225	$—	$276,098	$8,113,253
State, municipal and other government	846,024	38,500	9,136	11,920	863,468
Hybrid securities	463,953	21,551	26,842	2,308	456,354
Industrial and miscellaneous	22,672,674	2,963,306	81,739	140,208	25,414,034
Mortgage and other asset-backed securities	6,735,275	298,695	74,418	63,243	6,896,309

	38,627,052	3,802,277	192,135	493,777	41,743,418
Unaffiliated preferred stocks	95,547	3,771	4,802	190	94,325

	$38,722,599	$3,806,048	$196,937	$493,967	$41,837,743

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2015
Unaffiliated bonds:
United States Government and agencies	$5,987,562	$499,532	$53	$106,422	$6,380,619
State, municipal and other government	848,372	44,220	4,395	18,989	869,208
Hybrid securities	363,526	20,787	21,966	6,216	356,131
Industrial and miscellaneous	20,933,595	2,289,579	171,562	320,604	22,731,008
Mortgage and other asset-backed securities	5,976,648	356,869	134,130	23,871	6,175,516

	34,109,703	3,210,987	332,106	476,102	36,512,482
Unaffiliated preferred stocks	99,103	4,880	5,351	862	97,770

	$34,208,806	$3,215,867	$337,457	$476,964	$36,610,252

At December 31, 2016 and 2015, respectively, for bonds and preferred stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 326 and 364 securities with a carrying amount of $1,905,967 and $2,234,787, and an unrealized loss of $196,937 and $337,457 with an average price of 89.7 and 84.9 (fair value/amortized cost). Of this portfolio, 66.2% and 71.8% were investment grade with associated unrealized losses of $105,393 and $191,342, respectively.

At December 31, 2016 and 2015, respectively, for bonds and preferred stocks that have been in a continuous loss position for less than twelve months, the Company held 1,128 and 1,081 securities with a carrying amount of $10,886,803 and $9,043,827 and an unrealized loss of $493,967 and $476,964 with an average price of 95.5 and 94.7 (fair value/amortized cost). Of this portfolio, 96.4% and 91.8% were investment grade with associated unrealized losses of $471,156 and $394,702, respectively.

At December 31, 2016 and 2015, respectively, for common stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 0 and 2 securities with a cost of $0 and $1 and an unrealized loss of $0 and $1 with an average price of 0.0% and 4.8% (fair value/cost).

At December 31, 2016 and 2015, respectively, for common stocks that have been in a continuous loss position for less than twelve months, the Company held 4 and 3 securities with a cost of $2,020 and $476 and an unrealized loss of $294 and $20 with an average price of 85.5 and 95.7 (fair value/cost).

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The estimated fair value of bonds, preferred stocks and common stocks with gross unrealized losses at December 31, 2016 and 2015 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2016
Unaffiliated bonds:
United States Government and agencies	$—	$3,765,738	$3,765,738
State, municipal and other government	49,698	290,257	339,955
Hybrid securities	107,667	65,108	172,775
Industrial and miscellaneous	856,096	3,754,485	4,610,581
Mortgage and other asset-backed securities	673,363	2,512,512	3,185,875

	1,686,824	10,388,100	12,074,924
Unaffiliated preferred stocks	22,207	4,736	26,943
Unaffiliated common stocks	—	1,726	1,726

	$1,709,031	$10,394,562	$12,103,593

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2015
Unaffiliated bonds:
United States Government and agencies	$3,105	$2,247,989	$2,251,094
State, municipal and other government	40,402	323,866	364,268
Hybrid securities	96,946	41,249	138,195
Industrial and miscellaneous	825,390	4,376,512	5,201,902
Mortgage and other asset-backed securities	910,509	1,562,131	2,472,640

	1,876,352	8,551,747	10,428,099
Unaffiliated preferred stocks	20,978	15,115	36,093
Unaffiliated common stocks	—	456	456

	$1,897,330	$8,567,318	$10,464,648

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The carrying amount and estimated fair value of bonds at December 31, 2016, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$1,325,277	$1,348,424
Due after one year through five years	6,849,253	7,221,046
Due after five years through ten years	5,069,295	5,472,967
Due after ten years	18,647,952	20,804,672

	31,891,777	34,847,109
Mortgage and other asset-backed securities	6,735,275	6,896,309

	$38,627,052	$41,743,418

For impairment policies related to non-structured and structured securities, refer to Note 1 under Investments.

As of December 31, 2016, the Company’s portfolio had Treasury investments in an unrealized loss position which had a fair value of $3,759,864, with a carrying value of $4,035,873, resulting in a gross unrealized loss of $276,009. All of the issuers in the sector continue to make payments in accordance with the original bond agreements. Fair value changes are driven by interest rate movements.

The following structured notes were held at December 31, 2016:

CUSIP Identification	Actual Cost	Fair Value	Book / Adjusted Carrying Value	Mortgage- Referenced Security (YES/NO)
44965TAA5	$11,561	$11,074	$11,566	NO
G52836AB2	10,050	10,310	10,050	NO
912810QV3	14,974	14,392	15,722	NO
912810RA8	772,522	873,726	809,956	NO
912810RL4	1,195,281	1,225,476	1,222,583	NO

Total	$2,004,388	$2,134,978	$2,069,877

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following table provides the number of 5* securities, aggregate book adjusted carrying value and aggregate fair value by investment type:

	Number of 5* Securities	Book / Adjusted Carrying Value	Fair Value
December 31, 2016
Bonds, amortized cost	2	$14,644	$14,473
Loan-backed and structured securities, amortized cost	1	432	430
Preferred stock, amortized cost	0	—	—
Preferred stock, fair value	0	—	—

Total	3	$15,076	$14,903
December 31, 2015
Bonds, amortized cost	2	$8,868	$8,564
Loan-backed and structured securities, amortized cost	0	—	—
Preferred stock, amortized cost	0	—	—
Preferred stock, fair value	2	—	—

Total	4	$8,868	$8,564

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following table provides the aggregate totals for loan-backed securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold for a period of time to recover the amortized cost basis during the years ended December 31, 2016 and December 31, 2015 respectively. During 2016 there was $27,182 of loan-backed securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold, and none during 2015.

	Amortized Cost	OTTI Recognized in Loss
	Basis Before OTTI	Interest	Non-interest	Fair Value
Year Ended December 31, 2016
OTTI recognized 1st quarter:
Intent to sell	$—	$—	$—	$—
Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	—	—	—	—

Total 1st quarter OTTI on loan-backed securities	—	—	—	—
OTTI recognized 2nd quarter:
Intent to sell	—	—	—	—
Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	—	—	—	—

Total 2nd quarter OTTI on loan-backed securities	—	—	—	—
OTTI recognized 3rd quarter:
Intent to sell	—	—	—	—
Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	27,182	—	2,892	24,290

Total 3rd quarter OTTI on loan-backed securities	27,182	—	2,892	24,290
OTTI recognized 4th quarter:
Intent to sell	—	—	—	—
Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	—	—	—	—

Total 4th quarter OTTI on loan-backed securities	—	—	—	—

Aggregate total	$27,182	$—	$2,892	$24,290

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Amortized Cost	OTTI Recognized in Loss
	Basis Before OTTI	Interest	Non-interest	Fair Value
Year Ended December 31, 2014
OTTI recognized 1st quarter:
Intent to sell	$—	$—	$—	$—
Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	—	—	—	—

Total 1st quarter OTTI on loan-backed securities	—	—	—	—
OTTI recognized 2nd quarter:
Intent to sell	—	—	—	—
Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	—	—	—	—

Total 2nd quarter OTTI on loan-backed securities	—	—	—	—
OTTI recognized 3rd quarter:
Intent to sell	—	—	—	—
Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	—	—	—	—

Total 3rd quarter OTTI on loan-backed securities	—	—	—	—
OTTI recognized 4th quarter:
Intent to sell	17,618	1,513	—	16,105
Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	—	—	—	—

Total 4th quarter OTTI on loan-backed securities	17,618	1,513	—	16,105

Aggregate total	$17,618	$1,513	$—	$16,105

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables provide the aggregate totals for loan-backed securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield.

	Amortized Cost Before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year ended December 31, 2016
1st quarter present value of cash flows expected to be less than the amortized cost basis	$90,669	$7,850	$82,819	$75,187
2nd quarter present value of cash flows expected to be less than the amortized cost basis	7,387	2,482	4,905	4,587
3rd quarter present value of cash flows expected to be less than the amortized cost basis	57,816	6,951	50,865	47,445
4th quarter present value of cash flows expected to be less than the amortized cost basis	3,481	38	3,443	3,454

Aggregate total	$159,353	$17,321	$142,032	$130,673

	Amortized Cost Before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year ended December 31, 2015
1st quarter present value of cash flows expected to be less than the amortized cost basis	$118,794	$2,778	$116,016	$101,780
2nd quarter present value of cash flows expected to be less than the amortized cost basis	90,459	4,180	86,279	75,094
3rd quarter present value of cash flows expected to be less than the amortized cost basis	50,862	2,928	47,934	40,960
4th quarter present value of cash flows expected to be less than the amortized cost basis	17,193	542	16,651	9,769

Aggregate total	$277,308	$10,428	$266,880	$227,603

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Amortized Cost Before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year ended December 31, 2014
1st quarter present value of cash flows expected to be less than the amortized cost basis	$91,982	$3,445	$88,537	$55,150
2nd quarter present value of cash flows expected to be less than the amortized cost basis	268,462	4,854	263,608	212,608
3rd quarter present value of cash flows expected to be less than the amortized cost basis	459,548	46,113	413,435	325,095
4th quarter present value of cash flows expected to be less than the amortized cost basis	95,282	4,776	90,506	83,684

Aggregate total	$915,274	$59,188	$856,086	$676,537

The following loan-backed and structured securities were held at December 31, 2016, for which an OTTI was recognized during the current reporting period:

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
07402PAJ2	$17,443	$17,230	$213	$17,230	$16,972	1Q 2016
24763LDE7	535	461	74	461	465	1Q 2016
35729PPC8	347	210	137	210	178	1Q 2016
70557RAB6	13,595	12,123	1,472	12,123	6,989	1Q 2016
759676AJ8	3,749	3,651	98	3,651	3,391	1Q 2016
75970JAJ5	2,821	2,693	128	2,693	2,485	1Q 2016
75970QAH3	3,712	3,550	161	3,551	3,306	1Q 2016
75971EAF3	3,612	3,446	167	3,445	3,006	1Q 2016
759950GY8	4,619	4,530	89	4,530	4,129	1Q 2016
83611MMM7	2,113	2,031	82	2,031	1,675	1Q 2016
75970QAD2	3,423	3,399	24	3,399	3,096	1Q 2016
150324AC5	34,700	29,495	5,205	29,495	29,495	1Q 2016
61751NAM4	2,713	611	2,101	612	600	2Q 2016
36298JAA1	4,674	4,293	381	4,293	3,987	2Q 2016
14984WAA8	2,325	2,153	172	2,153	1,872	3Q 2016
70557RAB6	9,322	7,795	1,527	7,795	5,222	3Q 2016
759950GA0	3,646	3,618	28	3,618	3,596	3Q 2016
126380AB0	12,381	12,212	169	12,212	12,333	3Q 2016
150324AC5	27,182	24,290	2,892	24,290	24,290	3Q 2016
52108HYQ1	2,960	798	2,163	797	132	3Q 2016
759676AJ8	3,481	3,443	38	3,443	3,454	4Q 2016

			$17,321

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2016 and 2015 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months
Year ended December 31, 2016
The aggregate amount of unrealized losses	$74,418	$86,409
The aggregate related fair value of securities with unrealized losses	673,363	2,548,835

	Losses 12 Months or More	Losses Less Than 12 Months
Year ended December 31, 2015
The aggregate amount of unrealized losses	$158,836	$24,176
The aggregate related fair value of securities with unrealized losses	939,458	1,566,481

Detail of net investment income is presented below:

	Year Ended December 31
	2016	2015	2014
Income:
Bonds	$1,790,692	$1,727,340	$1,791,926
Preferred stocks	6,141	6,639	8,542
Common stocks	13,474	3,836	29,486
Mortgage loans on real estate	284,532	314,903	350,497
Real estate	22,698	20,264	18,039
Policy loans	41,872	44,072	46,233
Cash, cash equivalents and short-term investments	15,064	6,597	3,115
Derivatives	221,031	256,287	183,316
Other invested assets	171,225	47,823	26,216
Other	26,591	33,364	17,290

Gross investment income	2,593,320	2,461,125	2,474,660
Less investment expenses	139,501	134,003	115,006

Net investment income	$2,453,819	$2,327,122	$2,359,654

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Proceeds from sales and other disposals (excluding maturities) of bonds and preferred stock and related gross realized capital gains and losses were as follows:

	Year Ended December 31
	2016	2015	2014
Proceeds	$10,076,310	$12,197,993	$7,606,211

Gross realized gains	$155,810	$180,050	$403,590
Gross realized losses	(117,345)	(158,916)	(83,674)

Net realized capital gains	$38,465	$21,134	$319,916

The Company had gross realized losses, which relate to losses recognized on other-than-temporary declines in the fair value of bonds and preferred stocks, for the years ended December 31, 2016, 2015 and 2014 of $40,319, $13,947 and $80,230, respectively.

Net realized capital gains (losses) on investments are summarized below:

	Realized Year Ended December 31
	2016	2015	2014
Bonds	$(48,223)	$(6,233)	$241,065
Preferred stocks	933	10,119	(801)
Common stocks	885	(1,640)	302
Mortgage loans on real estate	145	(16,141)	(5,749)
Real estate	(3,377)	(3,356)	12,395
Cash, cash equivalents and short-term investments	133	2	6
Derivatives	(185,514)	(455,642)	255,580
Other invested assets	(148,597)	140,574	234,758
Other	4,829	—	8

	(378,786)	(332,317)	737,564
Federal income tax effect	(5,234)	(51,585)	(120,545)
Transfer from (to) interest maintenance reserve	75,312	39,581	(327,736)

Net realized capital (losses) gains on investments	$(308,708)	$(344,321)	$289,283

At December 31, 2016 and 2015, the Company had no investments in restructured securities.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The changes in net unrealized capital gains and losses on investments, including the changes in net unrealized foreign capital gains and losses were as follows:

	Change in Unrealized
	Year Ended December 31
	2016	2015	2014
Bonds	$87,348	$(34,438)	$37,229
Preferred stocks	(102)	15	(15)
Common stocks	95	(1,898)	(33,879)
Affiliated entities	412,879	141,897	139,410
Mortgage loans on real estate	149	6,123	(6,676)
Cash, cash equivalents and short-term investments	(131)	—	—
Derivatives	(858,670)	41,311	785,644
Other invested assets	475,672	(82,489)	(10,680)

Change in unrealized capital gains/losses, before taxes	117,240	70,521	911,033
Taxes on unrealized capital gains/losses	(202,078)	10,105	(19,971)

Change in unrealized capital gains/losses, net of tax	$(84,838)	$80,626	$891,062

The credit qualities of mortgage loans by type of property for the year ended December 31, 2016 were as follows:

	Farm	Commercial	Mezzanine	Total
AAA - AA	$—	$3,418,276	$—	$3,418,276
A	68,833	1,832,506	—	1,901,339
BBB	—	255,494	—	255,494
BB	—	58,846	—	58,846
B	9,024	—	—	9,024

	$77,857	$5,565,122	$—	$5,642,979

The credit quality for commercial and farm mortgage loans was determined based on an internal credit rating model which assigns a letter rating to each mortgage loan in the portfolio as an indicator of the credit quality of the mortgage loan. The internal credit rating model was designed based on rating agency methodology, then modified for credit risk associated with the Company’s mortgage lending process, taking into account such factors as projected future cash flows, net operating income, and collateral value. The model produces a credit rating score and an associated letter rating which is intended to align with S&P ratings as closely as possible. Information supporting the credit risk rating process is updated at least annually.

During 2016, the Company issued mortgage loans with a maximum interest rate of 8.71% and a minimum interest rate of 3.00% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated or acquired during the year ending December 31, 2016 at the time of origination was 91%. During 2015, the Company issued mortgage loans with a maximum interest rate of 4.59% and a minimum interest rate of 3.50% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated or acquired during the year ending December 31, 2015 at the time of origination was 75%. During 2014, the Company issued mortgage loans with a maximum interest rate of 7.00% and a minimum interest rate of 3.55% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated or acquired during the year ending December 31, 2014 at the time of origination was 79%.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

During 2016, the Company did not reduce the interest rate on any outstanding mortgage loans. During 2015, the Company reduced the interest rate by 1.6% on two outstanding mortgage loan with statement value of $24,214. During 2014, the Company reduced the interest rate by 2.0% on one outstanding mortgage loan with statement value of $2,163.

The following tables provide the age analysis of mortgage loans aggregated by type:

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
December 31, 2016
Recorded Investment (All)
(a) Current	$77,857	$—	$—	$—	$5,565,122	$—	$5,642,979
(b) 30-59 Days Past Due	—	—	—	—	—	—	—
(c) 60-89 Days Past Due	—	—	—	—	—	—	—
(d) 90-179 Days Past Due	—	—	—	—	—	—	—
(e) 180+ Days Past Due	—	—	—	—	—	—	—

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
December 31, 2015
Recorded Investment (All)
(a) Current	$64,068	$—	$—	$—	$5,220,578	$73,729	$5,358,375
(b) 30-59 Days Past Due	—	—	—	—	—	—	—
(c) 60-89 Days Past Due	—	—	—	—	—	—	—
(d) 90-179 Days Past Due	—	—	—	—	—	—	—
(e) 180+ Days Past Due	—	—	—	—	6,293	—	6,293

At December 31, 2016, no mortgage loans were non-income producing, and at December 31, 2015, two mortgage loans with a carrying value of $6,293 were non-income producing for the previous 180 days. There was no accrued interest related to these mortgage loans at December 31, 2016 or 2015. The Company has a mortgage or deed of trust on the property thereby creating a lien which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property. At December 31, 2016 and 2015 there were no taxes, assessments and other amounts advanced and not included in the mortgage loan total.

At December 31, 2016 and 2015, respectively, the Company held $6,077 and $6,347 in impaired loans with related allowance for credit losses of $1,421 and $1,570. There were no impaired mortgage loans held without an allowance for credit losses as of December 31, 2016 and 2015, respectively. The average recorded investment in impaired loans during 2016 and 2015 was $9,820 and $30,884, respectively.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2016	2015	2014
Balance at beginning of period	$1,569	$7,693	$1,017
Additions, net charged to operations	174	7,225	11,962
Recoveries in amounts previously charged off	(322)	(13,349)	(5,286)

Balance at end of period	$1,421	$1,569	$7,693

The following table provides the aggregate amount of mortgage loans derecognized as a result of foreclosure and the collateral recognized:

	Year Ended December 31
	2016	2015
Aggregate amount of mortgage loans derecognized	$10,522	$25,693
Real estate collateral recognized	10,543	25,693
Other collateral recognized	—	—
Receivables recognized from a government guarantee of the foreclosed mortgage loan	—	—

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. For the years ended December 31, 2016, 2015 and 2014, respectively, the Company recognized $677, $92 and $1,924 of interest income on impaired loans. Interest income of $786, $289 and $1,759, respectively, was recognized on a cash basis for the years ended December 31, 2016, 2015 and 2014.

The fair value of property is determined based on an appraisal from a third-party appraiser, along with information obtained from discussions with internal asset managers and a listing broker regarding recent comparable sales data and other relevant property information. Impairment losses of $7,500, $3,356 and $112 were taken on real estate in 2016, 2015 and 2014, respectively, to write the book value down to the current fair value and were reflected as realized losses in the statements of operations. The Company disposed of one property during 2016, none in 2015, and multiple properties during 2014 resulting in a realized gains of $4,123, $0, and $2,446, respectively.

At December 31, 2016 and 2015, the Company held a mortgage loan loss reserve in the AVR of $53,388 and $54,414, respectively.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution

	December 31
	2016	2015
Pacific	25%	27%
South Atlantic	21	20
Middle Atlantic	18	17
Mountain	9	11
W. North Central	8	7
E. North Central	7	7
W. South Central	7	7
E. South Central	4	3
New England	1	1

Property Type Distribution

	December 31
	2016	2015
Apartment	38%	33%
Retail	24	26
Office	21	22
Industrial	11	12
Other	3	4
Medical	2	2
Agricultural	1	1

At December 31, 2016, 2015 and 2014, the Company had mortgage loans with a total net admitted asset value of $81,895, $86,311 and $88,002, respectively, which had been restructured in accordance with SSAP No. 36, Troubled Debt Restructuring. There were no realized losses during the years ended December 31, 2016, 2015 and 2014 related to such restructurings. At December 31, 2016 and 2015 there was one commitment for $3,000 to lend additional funds to debtors owing receivables

During 2016, the Company recorded impairments of $4,971 for its investment in Prudential Capital Partners II, L.P.; $4,537 for its investment in Falcon Mezzanine Partners II, L.P.; $2,298 for its investment in VSS Communications Partners IV, L.P.; $7,560 for its investment in WLR Recovery Fund III, L.P.; $2,819 for its investment in Carlyle Partners IV, L.P.; $10,478 for its investment in Apollo Investment Fund VI, L.P.; $4,216 for its investment in Vintage III L.P.; $3,003 for its investment in Metalmark Capital Partners L.P.; $2,411 for its investment in PineBridge PEP IV Co-Investment, L.P; $12,610 for its investment in Invenergy Wind LLC. The impairments were taken because the decline in fair value of the funds were deemed to be other than temporary and a recovery in value from the remaining underlying investments in the funds were not anticipated. These write-downs are included in net realized capital gains (losses) within the statement of operations.

During 2015, the Company recorded impairments of $6,269 for its investment in PineBridge Global Emerging Markets Partners, LLC. The impairments were taken because the decline in fair value of the funds was deemed to be other-than-temporary and a recovery in value from the remaining underlying investments in the funds was not anticipated. These write-downs are included in net realized capital gains (losses) within the statement of operations.

During 2014, the Company did not recognize any impairment write down for its investments in joint ventures, partnerships and limited liability companies.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2016, the Company had ownership interests in fifty-two LIHTC investments. The remaining years of unexpired tax credits ranged from one to twelve, and the properties were not subject to regulatory review. The length of time remaining for holding periods ranged from one to seventeen years. The amount of contingent equity commitments expected to be paid during the years 2017 to 2029 is $48,742. LIHTC tax credits recognized during 2016 was $6,423. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

At December 31, 2015, the Company had ownership interests in forty-six LIHTC investments. The remaining years of unexpired tax credits ranged from one to eleven, and the properties were not subject to regulatory review. The length of time remaining for holding periods ranged from one to sixteen years. The amount of contingent equity commitments expected to be paid during the years 2016 to 2029 is $8,611. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

The following tables provide the carrying value of transferable state tax credits gross of any related tax liabilities and total unused transferable tax credits by state and in total as of December 31, 2016 and 2015:

		December 31, 2016
Description of State Transferable and Non-transferable Tax Credits	State	Carrying Value	Unused Amount*
Low-Income Housing Tax Credits	MA	$1,332	$9,000
Economic Redevelopment and Growth Tax Credits	NJ	4,669	15,497

Total		$6,001	$24,497

		December 31, 2015
Description of State Transferable and Non-transferable Tax Credits	State	Carrying Value	Unused Amount
Low-Income Housing Tax Credits	MA	$1,332	$9,000
Economic Redevelopment and Growth Tax Credits	NJ	936	16,847

Total		$2,268	$25,847

*	The unused amount reflects credits that the Company deems will be realizable in the period from 2017 to 2025.

The Company did not have any non-transferable state tax credits.

The Company estimated the utilization of the remaining state transferable tax credits by projecting a future tax liability based on projected premium, tax rates and tax credits, and comparing the projected future tax liability to the availability of remaining state transferable tax credits. The Company had no impairment losses related to state transferable tax credits.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets (cash or securities) on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, then the Company is required to post similar assets (cash or securities). Fair value of derivative contracts, aggregated at a counterparty level at December 31, was as follows:

	2016	2015
Fair value—positive	$1,803,598	$2,329,060
Fair value—negative	(1,497,706)	(897,891)

At December 31, 2016 and 2015, the Company has recorded $(591,186) and $272,952, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting, which is recorded directly to unassigned surplus as an unrealized gain (loss). The Company did not recognize any unrealized gains or losses during 2016, 2015 and 2014 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

The maximum term over which the Company is hedging its exposure to the variability of future cash flows is approximately 27 years for forecasted hedge transactions. At December 31, 2016 and 2015, none of the Company’s cash flow hedges have been discontinued as it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship. As of December 31, 2016 and 2015, the Company has accumulated deferred gains in the amount of $30,231 and $48,182, respectively, related to the termination of swaps that were hedging forecasted transactions. It is expected that these gains will be used as basis adjustments on future asset purchases expected to transpire throughout 2026.

Summary of realized gain/(losses) by derivative type for year-end December 31, is as follows:

	2016	2015	2014
Options:
Calls	$1,524	$7,014	$—
Puts	10,700	25,396	—

Total options	$12,224	$32,410	$—

Swaps:
Interest rate	$642,433	$(187,530)	$377,414
Credit	3,046	(278)	(472)
Foreign exchange	(2,959)	—	—
Total return	(510,883)	(324,480)	(363,166)

Total swaps	$131,637	$(512,288)	$13,776

Futures—net positions	(337,977)	20,012	241,804
Argentina warrants	—	4,225	—
Lehman settlements	1,241	1,590	—

Total realized gains/(losses)	$(192,875)	$(454,051)	$255,580

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Fair value of replicated assets and credit default swaps (as underlying), as of December 31, is as follows:

	Year Ended December 31
	2016	2015	2014
Replicated assets	$4,576,931	$4,726,248	$4,158,940
Credit default	(32,317)	(95,069)	(85,230)

Capital gain/(losses) related to credit swap transactions (which are primarily replication transactions), as of December 31, is as follows:

	Year Ended December 31
	2016	2015	2014
Capital gains/(losses)	$3,046	$(278)	$(472)

As stated in Note 1, the Company replicates investment grade corporate bonds by writing credit default swaps. As a writer of credit swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit swap. If such events would take place, the Company has recourse provisions from the proceeds of the bankruptcy settlement of the underlying entity or by the sale of the underlying bond.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

As of December 31, 2016, credit default swaps, used in replicating corporate bonds are as follows:

Deal, Receive (Pay), Underlying	Maturity Date	Maximum Future Payout (Estimate)	Current Fair Value
43289,SWAP, USD 1 / (USD 0), :US731011AN26	3/20/2017	$10,000	16
43290,SWAP, USD 1 / (USD 0), :US46513E5Y48	3/20/2017	10,000	18
43291,SWAP, USD 1 / (USD 0), :US731011AN26	3/20/2017	10,000	16
43292,SWAP, USD 1 / (USD 0), :XS0203685788	3/20/2017	15,000	23
43293,SWAP, USD 1 / (USD 0), :XS0113419690	3/20/2017	10,000	19
43294,SWAP, USD 1 / (USD 0), :US50064FAD69	3/20/2017	10,000	19
43295,SWAP, USD 1 / (USD 0), :XS0203685788	3/20/2017	10,000	15
43296,SWAP, USD 1 / (USD 0), :USY6826RAA06	3/20/2017	10,000	14
43297,SWAP, USD 1 / (USD 0), :US168863AS74	3/20/2017	15,000	24
43298,SWAP, USD 1 / (USD 0), :US731011AN26	3/20/2017	15,000	23
43300,SWAP, USD 1 / (USD 0), :XS0113419690	3/20/2017	15,000	28
43309,SWAP, USD 1 / (USD 0), :XS0203685788	3/20/2017	15,000	23
51402,SWAP, USD 1 / (USD 0), :US168863AS74	3/20/2017	10,000	16
43313,SWAP, USD 1 / (USD 0), :JP1200551248	3/20/2017	15,000	31
43314,SWAP, USD 1 / (USD 0), :XS0203685788	3/20/2017	10,000	15
43315,SWAP, USD 1 / (USD 0), :XS0113419690	3/20/2017	15,000	28
43317,SWAP, USD 1 / (USD 0), :US50064FAD69	3/20/2017	10,000	19
51282,SWAP, USD 1 / (USD 0), :US168863AS74	3/20/2017	10,000	16
43320,SWAP, USD 1 / (USD 0), :USY6826RAA06	3/20/2017	5,000	7
43325,SWAP, USD 1 / (USD 0), :US50064FAD69	3/20/2017	10,000	19
43326,SWAP, USD 1 / (USD 0), :XS0203685788	3/20/2017	10,000	15
43333,SWAP, USD 1 / (USD 0), :USY6826RAA06	3/20/2017	10,000	14
51283,SWAP, USD 1 / (USD 0), :US475070AD04	6/20/2017	25,000	100
51403,SWAP, USD 1 / (USD 0), :US026874AZ07	6/20/2017	25,000	104
51404,SWAP, USD 1 / (USD 0), :US026874AZ07	6/20/2017	25,000	104
47290,SWAP, USD 1 / (USD 0), :US141781AC86	6/20/2017	10,000	42
47291,SWAP, USD 1 / (USD 0), :US141781AC86	6/20/2017	5,000	21
47292,SWAP, USD 1 / (USD 0), :US42217KAL08	6/20/2017	10,000	39
43366,SWAP, USD 1 / (USD 0), :CDX-NAIGS18V1-5Y	6/20/2017	20,000	87
43368,SWAP, USD 1 / (USD 0), :CDX-NAIGS18V1-5Y	6/20/2017	20,000	87
57600,SWAP, USD 1 / (USD 0), :CDX-NAIGS18V1-5Y	6/20/2017	26,000	113
51284,SWAP, USD 1 / (USD 0), :CDX-NAIGS18V1-5Y	6/20/2017	20,000	87
47293,SWAP, USD 1 / (USD 0), :CDX-NAIGS18V1-5Y	6/20/2017	25,000	109
43383,SWAP, USD 1 / (USD 0), :XS0203685788	6/20/2017	10,000	34
43384,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2017	10,000	34
43387,SWAP, USD 1 / (USD 0), :US731011AN26	6/20/2017	8,000	28
43602,SWAP, USD 1 / (USD 0), :US836205AJ33	9/20/2017	10,600	57
43604,SWAP, USD 1 / (USD 0), :US88322LAA70	9/20/2017	5,100	30
51211,SWAP, USD 1 / (USD 0), :US715638AP79	9/20/2017	9,000	47
43626,SWAP, USD 1 / (USD 0), :US455780AQ93	9/20/2017	9,500	39
45879,SWAP, USD 1 / (USD 0), :US731011AN26	12/20/2017	15,000	103

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

46819,SWAP, USD 1 / (USD 0), :US455780AU06	12/20/2017	5,000	27
58913,SWAP, USD 1 / (USD 0), :US715638AP79	12/20/2017	10,000	67
46831,SWAP, USD 1 / (USD 0), :US88322LAA70	12/20/2017	10,000	77
46845,SWAP, USD 1 / (USD 0), :US46513E5Y48	12/20/2017	10,000	79
46951,SWAP, USD 1 / (USD 0), :US534187AX79	12/20/2017	10,000	82
46958,SWAP, USD 1 / (USD 0), :US416515AV66	12/20/2017	10,000	84
47855,SWAP, USD 1 / (USD 0), :US084664BN03	12/20/2017	10,000	77
47856,SWAP, USD 1 / (USD 0), :US416515AV66	12/20/2017	20,000	167
47859,SWAP, USD 1 / (USD 0), :US101137AG20	12/20/2017	20,000	179
47866,SWAP, USD 5 / (USD 0), :US345370BX76	12/20/2017	20,000	924
47867,SWAP, USD 1 / (USD 0), :US94973VAM90	12/20/2017	20,000	171
48247,SWAP, USD 1 / (USD 0), :US59156RAX61	12/20/2017	20,000	159
51440,SWAP, USD 1 / (USD 0), :CDX-NAIGS19V1-5Y	12/20/2017	20,000	173
51405,SWAP, USD 1 / (USD 0), :CDX-NAIGS19V1-5Y	12/20/2017	25,000	216
48458,SWAP, USD 5 / (USD 0), :US345370BX76	12/20/2017	25,000	1,155
48774,SWAP, USD 1 / (USD 0), :CDX-NAIGS19V1-5Y	12/20/2017	12,500	108
51287,SWAP, USD 1 / (USD 0), :US101137AG20	12/20/2017	25,000	224
51406,SWAP, USD 1 / (USD 0), :US94973VAM90	12/20/2017	25,000	214
51407,SWAP, USD 1 / (USD 0), :US084664BN03	12/20/2017	20,000	153
51288,SWAP, USD 5 / (USD 0), :US345370BX76	12/20/2017	10,000	462
50040,SWAP, USD 1 / (USD 0), :US29250RAC07	12/20/2017	10,000	35
53125,SWAP, USD 1 / (USD 0), :US29250RAC07	3/20/2018	10,000	35
52960,SWAP, USD 1 / (USD 0), :US96950HAD26	3/20/2018	10,000	64
53667,SWAP, USD 1 / (USD 0), :US59156RAX61	3/20/2018	20,000	195
53716,SWAP, USD 1 / (USD 0), :US55616XAA54	3/20/2018	20,000	185
53805,SWAP, USD 1 / (USD 0), :US55616XAA54	3/20/2018	10,000	93
54724,SWAP, USD 1 / (USD 0), :US836205AJ33	3/20/2018	10,000	78
55126,SWAP, USD 1 / (USD 0), :XS0292653994	3/20/2018	7,100	77
55142,SWAP, USD 1 / (USD 0), :US46513E5Y48	3/20/2018	3,000	29
55297,SWAP, USD 1 / (USD 0), :US836205AJ33	3/20/2018	10,000	78
57866,SWAP, USD 1 / (USD 0), :US74432QAY17	6/20/2018	10,000	118
60222,SWAP, USD 1 / (USD 0), :US026874AZ07	6/20/2018	10,000	118
64235,SWAP, USD 1 / (USD 0), :US925524AU41	9/20/2020	10,000	214
64236,SWAP, USD 1 / (USD 0), :US984121BW26	9/20/2020	20,000	68
64238,SWAP, USD 1 / (USD 0), :US55616XAA54	9/20/2020	10,000	(32)
64593,SWAP, USD 1 / (USD 0), :US416515AV66	9/20/2020	20,000	376
65753,SWAP, USD 1 / (USD 0), :US984121BW26	9/20/2020	20,000	68
65755,SWAP, USD 1 / (USD 0), :US428236AM52	9/20/2020	15,000	183
94986,SWAP, USD 5 / (USD 0), :US629377BG69	12/20/2017	4,000	174
94987,SWAP, USD 5 / (USD 0), :US85375CAW10	12/20/2017	4,000	183
94988,SWAP, USD 5 / (USD 0), :US459745GF62	12/20/2017	4,000	181
94990,SWAP, USD 5 / (USD 0), :US428040CD99	12/20/2017	4,000	159
94992,SWAP, USD 5 / (USD 0), :US911365AX24	12/20/2017	3,500	163
93528,SWAP, USD 1 / (USD 0), :US260543BJ10	12/20/2020	9,500	153
76131,SWAP, USD 1 / (USD 0), :US455780AU06	3/20/2019	5,000	33
76147,SWAP, USD 1 / (USD 0), :US718286AP29	3/20/2019	5,000	59
76203,SWAP, USD 1 / (USD 0), :US455780AU06	3/20/2019	5,000	33
76204,SWAP, USD 1 / (USD 0), :US718286AP29	3/20/2019	5,000	59
76205,SWAP, USD 1 / (USD 0), :USY6826RAA06	3/20/2019	5,000	43

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

76206,SWAP, USD 1 / (USD 0), :US836205AN45	3/20/2019	5,000	22
76207,SWAP, USD 1 / (USD 0), :XS0292653994	3/20/2019	5,000	81
78319,SWAP, USD 5 / (USD 0), :US459745GF62	6/20/2019	10,000	1,038
78318,SWAP, USD 5 / (USD 0), :US125581GL68	6/20/2019	10,000	1,043
78182,SWAP, USD 5 / (USD 0), :US125581GL68	6/20/2019	5,000	521
78184,SWAP, USD 5 / (USD 0), :US125581GL68	6/20/2019	10,000	1,043
78303,SWAP, USD 5 / (USD 0), :DE000A0TKUU3	6/20/2019	10,000	1,130
78347,SWAP, USD 1 / (USD 0), :US23331ABF57	6/20/2019	22,000	292
80205,SWAP, USD 5 / (USD 0), :XS0356705219	6/20/2019	20,000	1,694
93896,SWAP, USD 1 / (USD 0), :US105756AL40	12/20/2019	10,000	(149)
102612,SWAP, USD 1 / (USD 0), :US00163MAB00	3/20/2020	15,000	179
109652,SWAP, USD 1 / (USD 0), :US40414LAA70	3/20/2020	15,000	(8)
102633,SWAP, USD 1 / (USD 0), :US635405AQ61	3/20/2020	10,000	214
120684,SWAP, USD 1 / (USD 0), :US91086QAW87	3/20/2020	10,000	0
102864,SWAP, USD 1 / (USD 0), :US465410AH18	3/20/2020	15,000	(127)
102758,SWAP, USD 1 / (USD 0), :US042735AL41	3/20/2020	15,000	321
103144,SWAP, USD 1 / (USD 0), :US68268NAF06	3/20/2020	7,000	(24)
103050,SWAP, USD 5 / (USD 0), :US37045VAC46	3/20/2020	20,000	2,522
103278,SWAP, USD 1 / (USD 0), :ES0413900384	3/20/2020	50,000	217
103292,SWAP, USD 1 / (USD 0), :US902494AT07	3/20/2020	30,000	589
103592,SWAP, USD 1 / (USD 0), :US055450AG50	3/20/2020	10,000	107
103617,SWAP, USD 1 / (USD 0), :US055450AG50	3/20/2020	20,000	215
109186,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	4,000	(133)
109189,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	6,500	(217)
109217,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	4,000	(14)
109218,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	3,500	(12)
109220,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	4,000	(14)
109221,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	3,500	(12)
109224,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	4,000	(14)
109225,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	3,500	(12)
109356,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	4,000	43
109358,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	3,500	37
109542,SWAP, USD 1 / (USD 0), :US698299AD63	6/20/2020	4,200	17
109543,SWAP, USD 1 / (USD 0), :US698299AD63	6/20/2020	3,400	14
109551,SWAP, USD 1 / (USD 0), :US698299AD63	6/20/2020	2,100	9
109552,SWAP, USD 1 / (USD 0), :US698299AD63	6/20/2020	1,700	7
109548,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	2,000	21
109549,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	1,750	19
109644,SWAP, USD 1 / (USD 0), :US465410AH18	6/20/2020	3,670	(40)
109646,SWAP, USD 1 / (USD 0), :US465410AH18	6/20/2020	3,670	(40)
109686,SWAP, USD 1 / (USD 0), :US465410AH18	6/20/2020	3,660	(40)

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

110508,SWAP, USD 1 / (USD 0), :US698299AD63	6/20/2020	2,100	9
110509,SWAP, USD 1 / (USD 0), :US698299AD63	6/20/2020	1,700	7
110618,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	2,000	21
110619,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	1,750	19
111119,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	2,000	21
111120,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	1,750	19
111123,SWAP, USD 1 / (USD 0), :US698299AD63	6/20/2020	2,100	9
111124,SWAP, USD 1 / (USD 0), :US698299AD63	6/20/2020	1,700	7
110852,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	2,000	21
110853,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	1,750	19
111717,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	6,000	(200)
111727,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	3,000	(10)
111730,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	3,000	(100)
111733,SWAP, USD 1 / (USD 0), :US836205AN45	6/20/2020	3,000	(45)
111736,SWAP, USD 1 / (USD 0), :US105756BV13	6/20/2020	3,000	(79)
111742,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	3,000	(10)
111828,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	3,000	32
111840,SWAP, USD 1 / (USD 0), :US91086QAW87	6/20/2020	3,000	(8)
111843,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	3,000	(10)
111896,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	3,000	(100)
112136,SWAP, USD 1 / (USD 0), :US698299AD63	9/20/2020	6,000	13
112139,SWAP, USD 1 / (USD 0), :US105756BV13	6/20/2020	3,000	(79)
112151,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	3,000	(100)
112226,SWAP, USD 1 / (USD 0), :USY6826RAA06	9/20/2020	6,000	(5)
112229,SWAP, USD 1 / (USD 0), :US698299AD63	9/20/2020	4,400	9
112250,SWAP, USD 5 / (USD 0), :US345370BX76	9/20/2020	12,500	1,775
112251,SWAP, USD 5 / (USD 0), :US345370BX76	9/20/2020	12,500	1,775
112252,SWAP, USD 5 / (USD 0), :US37045VAD29	9/20/2020	12,500	1,715
112255,SWAP, USD 5 / (USD 0), :US37045VAD29	9/20/2020	12,500	1,715
112257,SWAP, USD 1 / (USD 0), :US42217KAT34	9/20/2020	7,500	38
112258,SWAP, USD 1 / (USD 0), :US42217KAT34	9/20/2020	7,500	38
112259,SWAP, USD 1 / (USD 0), :US00163MAB00	9/20/2020	7,500	65
112260,SWAP, USD 1 / (USD 0), :US00163MAB00	9/20/2020	7,500	65
112302,SWAP, USD 1 / (USD 0), :US455780AU06	9/20/2020	3,000	(16)
112326,SWAP, USD 1 / (USD 0), :US91086QAW87	9/20/2020	3,000	(16)
112358,SWAP, USD 1 / (USD 0), :US465410AH18	6/20/2020	3,000	(33)
112429,SWAP, USD 1 / (USD 0), :US698299AD63	9/20/2020	3,000	6
113045,SWAP, USD 1 / (USD 0), :XS0254035768	9/20/2020	20,000	3
113265,SWAP, USD 1 / (USD 0), :DE000DB5DCW6	9/20/2020	25,000	(1,840)
113396,SWAP, USD 1 / (USD 0), :US88322KAC53	9/20/2020	3,000	47
113435,SWAP, USD 1 / (USD 0), :US455780AU06	9/20/2020	3,000	(16)
115815,SWAP, USD 1 / (USD 0), :US260543BJ10	9/20/2020	15,000	254
115827,SWAP, USD 1 / (USD 0), :US42217KAT34	9/20/2020	5,000	26
116038,SWAP, USD 1 / (USD 0), :ES0413900384	9/20/2020	13,335	14
116754,SWAP, USD 1 / (USD 0), :US195325BB02	9/20/2020	10,000	(65)
116755,SWAP, USD 1 / (USD 0), :US715638AP79	9/20/2020	10,000	94
116933,SWAP, USD 1 / (USD 0), :US698299AD63	9/20/2020	5,700	12

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

119228,SWAP, USD 1 / (USD 0), :US712219AG90	9/20/2020	15,000	68
119231,SWAP, USD 1 / (USD 0), :US168863AV04	9/20/2020	10,000	136
119422,SWAP, USD 1 / (USD 0), :US698299AD63	9/20/2020	10,000	21
119572,SWAP, USD 1 / (USD 0), :US168863AV04	9/20/2020	5,000	68
119599,SWAP, USD 1 / (USD 0), :US91086QAW87	9/20/2020	5,000	(26)
119956,SWAP, USD 1 / (USD 0), :US712219AG90	9/20/2020	5,000	23
120467,SWAP, USD 1 / (USD 0), :US445545AD87	12/20/2020	5,000	(2)
120468,SWAP, USD 1 / (USD 0), :US445545AD87	12/20/2020	10,000	(4)
120565,SWAP, USD 1 / (USD 0), :US718286AP29	12/20/2020	10,000	74
120745,SWAP, USD 1 / (USD 0), :US718286AP29	12/20/2020	5,000	37
120673,SWAP, USD 1 / (USD 0), :US445545AD87	12/20/2020	5,000	(2)
120951,SWAP, USD 1 / (USD 0), :CDX-NAIGS25V1-5Y	12/20/2020	50,000	809
120962,SWAP, USD 1 / (USD 0), :US534187AX79	12/20/2020	20,000	163
121009,SWAP, USD 1 / (USD 0), :US59156RAX61	12/20/2020	30,000	377
121131,SWAP, USD 1 / (USD 0), :CDX-NAIGS25V1-5Y	12/20/2020	50,000	809
127386,SWAP, USD 1 / (USD 0), :US149123BZ39	12/20/2020	5,000	109
127387,SWAP, USD 1 / (USD 0), :US149123BZ39	12/20/2020	5,000	109
127388,SWAP, USD 1 / (USD 0), :US149123BZ39	12/20/2020	10,000	218
127390,SWAP, USD 1 / (USD 0), :US460146CE11	12/20/2020	5,000	109
127391,SWAP, USD 1 / (USD 0), :US460146CE11	12/20/2020	5,000	109
127392,SWAP, USD 1 / (USD 0), :US460146CE11	12/20/2020	10,000	218
127394,SWAP, USD 1 / (USD 0), :US244199BC83	12/20/2020	5,000	126
127395,SWAP, USD 1 / (USD 0), :US244199BC83	12/20/2020	5,000	126
127396,SWAP, USD 1 / (USD 0), :US244199BC83	12/20/2020	10,000	251
127428,SWAP, USD 5 / (USD 0), :US37045VAD29	12/20/2020	12,500	1,782
127470,SWAP, USD 1 / (USD 0), :US037411AN57	12/20/2020	5,000	46
127472,SWAP, USD 1 / (USD 0), :US037411AN57	12/20/2020	10,000	92
127473,SWAP, USD 1 / (USD 0), :US29379VAS25	12/20/2020	15,000	(25)
127474,SWAP, USD 1 / (USD 0), :US29379VAS25	12/20/2020	5,000	(8)
127475,SWAP, USD 1 / (USD 0), :US29379VAS25	12/20/2020	5,000	(8)
127594,SWAP, USD 1 / (USD 0), :US670346AG05	12/20/2020	10,000	156
127595,SWAP, USD 1 / (USD 0), :US670346AG05	12/20/2020	5,000	78
127654,SWAP, USD 1 / (USD 0), :US29379VAS25	12/20/2020	10,000	(17)
127656,SWAP, USD 1 / (USD 0), :US29379VAS25	12/20/2020	5,000	(8)
128212,SWAP, USD 1 / (USD 0), :US037411AN57	12/20/2020	10,000	92
128213,SWAP, USD 1 / (USD 0), :US037411AN57	12/20/2020	10,000	92
128214,SWAP, USD 1 / (USD 0), :US037411AN57	12/20/2020	5,000	46
128216,SWAP, USD 1 / (USD 0), :US032511BF31	12/20/2020	10,000	(12)
128217,SWAP, USD 1 / (USD 0), :US032511BF31	12/20/2020	10,000	(12)
128218,SWAP, USD 1 / (USD 0), :US032511BF31	12/20/2020	5,000	(6)
128220,SWAP, USD 1 / (USD 0), :US670346AG05	12/20/2020	12,500	194
103570,SWAP, USD 1 / (USD 0), :US50064FAD69	3/20/2017	5,000	10
103571,SWAP, USD 1 / (USD 0), :US731011AN26	3/20/2017	10,000	16
103572,SWAP, USD 1 / (USD 0), :US731011AN26	3/20/2017	10,000	16
103573,SWAP, USD 1 / (USD 0), :JP1200551248	3/20/2017	20,000	41
103566,SWAP, USD 1 / (USD 0), :US59156RAN89	6/20/2017	25,000	100

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

103567,SWAP, USD 5 / (USD 0), :US345370BX76	6/20/2017	25,000	564
101771,SWAP, USD 1 / (USD 0), :US836205AJ33	9/20/2017	8,000	43
109653,SWAP, USD 1 / (USD 0), :US219350AE55	12/20/2017	12,500	79
101775,SWAP, USD 1 / (USD 0), :US29273RAB50	12/20/2017	20,000	135
103568,SWAP, USD 1 / (USD 0), :CDX-NAIGS19V1-5Y	12/20/2017	50,000	433
103569,SWAP, USD 1 / (USD 0), :US94973VAM90	12/20/2017	20,000	171
115332,SWAP, USD 5 / (USD 0), :US911365AX24	12/20/2017	500	23
101778,SWAP, USD 5 / (USD 0), :US37247DAK28	6/20/2018	27,000	664
107260,SWAP, USD 1 / (USD 0), :US026874AZ07	6/20/2018	15,000	177
101779,SWAP, USD 1 / (USD 0), :CDX-NAIGS20V1-5Y	6/20/2018	50,000	595
109654,SWAP, USD 1 / (USD 0), :US172967ES69	9/20/2023	20,000	53
109655,SWAP, USD 1 / (USD 0), :US06051GDX43	9/20/2023	20,000	14
109656,SWAP, USD 1 / (USD 0), :US55616XAA54	9/20/2020	10,000	(32)
101780,SWAP, USD 1 / (USD 0), :US084670BD98	9/20/2023	30,000	(231)
101781,SWAP, USD 1 / (USD 0), :US73755LAF40	9/20/2020	20,000	130
101782,SWAP, USD 1 / (USD 0), :US172967ES69	9/20/2023	20,000	53
109657,SWAP, USD 1 / (USD 0), :US925524AU41	9/20/2020	10,000	214
101783,SWAP, USD 1 / (USD 0), :US416515AV66	9/20/2020	25,000	471
101784,SWAP, USD 1 / (USD 0), :US74432QAY17	9/20/2020	37,000	554
109659,SWAP, USD 1 / (USD 0), :US260543BJ10	12/20/2020	15,500	250
109665,SWAP, USD 1 / (USD 0), :FR0010871376	12/20/2020	10,000	227
115333,SWAP, USD 1 / (USD 0), :FR0010871376	12/20/2020	10,000	227
109666,SWAP, USD 5 / (USD 0), :US852061AF78	12/20/2019	5,000	409
109667,SWAP, USD 5 / (USD 0), :US552953BB60	12/20/2019	5,000	594
109668,SWAP, USD 5 / (USD 0), :US126304AK02	12/20/2019	2,000	168
109669,SWAP, USD 5 / (USD 0), :US12543DAL47	12/20/2019	5,000	(927)
109670,SWAP, USD 5 / (USD 0), :US131347CF14	12/20/2019	5,000	493
119316,SWAP, USD 1 / (USD 0), :XS0292653994	12/20/2019	10,000	137
119323,SWAP, USD 1 / (USD 0), :US105756AL40	12/20/2019	10,000	(149)
119318,SWAP, USD 1 / (USD 0), :US455780AU06	12/20/2019	10,000	25
119321,SWAP, USD 1 / (USD 0), :US836205AN45	12/20/2019	10,000	(64)
119320,SWAP, USD 1 / (USD 0), :US900123AL40	12/20/2019	20,000	(451)
101785,SWAP, USD 1 / (USD 0), :US455780AU06	12/20/2019	10,000	25
133643,SWAP, USD 1 / (USD 0), :US91086QAW87	12/20/2020	6,300	(49)
133644,SWAP, USD 1 / (USD 0), :US91086QAW87	12/20/2020	6,200	(48)
133653,SWAP, USD 1 / (USD 0), :US195325BB02	12/20/2020	6,200	(59)
133656,SWAP, USD 1 / (USD 0), :US715638AP79	12/20/2020	6,200	50
133897,SWAP, USD 1 / (USD 0), :JP576400C859	12/20/2020	5,000	75
133896,SWAP, USD 1 / (USD 0), :US455780AU06	12/20/2020	5,000	(41)
133743,SWAP, USD 1 / (USD 0), :US712219AG90	12/20/2020	5,000	14
133876,SWAP, USD 1 / (USD 0), :US712219AG90	12/20/2020	5,000	14
133877,SWAP, USD 1 / (USD 0), :US712219AG90	12/20/2020	5,000	14
133880,SWAP, USD 1 / (USD 0), :US91086QAW87	12/20/2020	8,000	(62)
133881,SWAP, USD 1 / (USD 0), :US91086QAW87	12/20/2020	2,000	(16)
133902,SWAP, USD 1 / (USD 0), :US91086QAW87	12/20/2020	10,000	(78)
134315,SWAP, USD 1 / (USD 0), :US168863AV04	12/20/2020	5,000	65
134316,SWAP, USD 1 / (USD 0), :US168863AV04	12/20/2020	5,000	65

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

134319,SWAP, USD 1 / (USD 0), :US465410AH18	12/20/2020	10,000	(156)
134643,SWAP, USD 1 / (USD 0), :US445545AD87	12/20/2020	6,000	(2)
134618,SWAP, USD 1 / (USD 0), :US445545AD87	12/20/2020	5,000	(2)
134620,SWAP, USD 1 / (USD 0), :US91086QAW87	12/20/2020	5,000	(39)
134622,SWAP, USD 1 / (USD 0), :US715638AP79	12/20/2020	10,000	81
134821,SWAP, USD 1 / (USD 0), :US455780AU06	12/20/2020	7,000	(58)
134804,SWAP, USD 1 / (USD 0), :US718286AP29	12/20/2020	10,000	74
134805,SWAP, USD 1 / (USD 0), :US698299AD63	12/20/2020	5,900	1
134806,SWAP, USD 1 / (USD 0), :US698299AD63	12/20/2020	2,000	0
134808,SWAP, USD 1 / (USD 0), :US195325BB02	12/20/2020	4,000	(38)
134809,SWAP, USD 1 / (USD 0), :US195325BB02	12/20/2020	6,000	(57)
135158,SWAP, USD 1 / (USD 0), :US168863AV04	12/20/2020	5,000	65
138038,SWAP, USD 1 / (USD 0), :US455780AU06	12/20/2020	10,000	(83)
141522,SWAP, USD 1 / (USD 0), :US91086QAW87	12/20/2020	5,000	(39)
141625,SWAP, USD 1 / (USD 0), :US91086QAW87	12/20/2020	5,000	(39)
141747,SWAP, USD 1 / (USD 0), :US455780AU06	12/20/2020	10,000	(83)
141748,SWAP, USD 1 / (USD 0), :US195325BB02	12/20/2020	5,000	(47)
152086,SWAP, USD 1 / (USD 0), :US91086QAW87	6/20/2021	15,000	(222)
153789,SWAP, USD 1 / (USD 0), :CDX-NAIGS22V1-5Y	6/20/2019	37,000	567
157739,SWAP, USD 1 / (USD 0), :CDX-NAIGS24V1-5Y	6/20/2020	50,000	830
157740,SWAP, USD 1 / (USD 0), :CDX-NAIGS24V1-5Y	6/20/2020	50,000	830
157741,SWAP, USD 1 / (USD 0), :CDX-NAIGS24V1-5Y	6/20/2020	50,000	830
157735,SWAP, USD 1 / (USD 0), :CDX-NAIGS26V1-5Y	6/20/2021	20,000	328
157736,SWAP, USD 1 / (USD 0), :CDX-NAIGS26V1-5Y	6/20/2021	20,000	328
157742,SWAP, USD 1 / (USD 0), :CDX-NAIGS24V1-5Y	6/20/2020	22,000	365
158024,SWAP, USD 1 / (USD 0), :CDX-NAIGS26V1-5Y	6/20/2021	40,000	656
160768,SWAP, USD 1 / (USD 0), :XS0114288789	6/20/2021	3,500	(81)
160770,SWAP, USD 1 / (USD 0), :XS0114288789	6/20/2021	5,000	(115)
173565,SWAP, USD 5 / (USD 0), :US37045VAD29	12/20/2021	10,000	1,593
186522,SWAP, USD 1 / (USD 0), :XS0114288789	12/20/2021	1,800	(62)
186526,SWAP, USD 5 / (USD 0), :USP04808AE45	12/20/2021	1,200	(7)
184294,SWAP, USD 1 / (USD 0), :XS0114288789	12/20/2021	9,000	(310)
186529,SWAP, USD 5 / (USD 0), :USP04808AE45	12/20/2021	6,000	(37)
186530,SWAP, USD 5 / (USD 0), :USP04808AE45	12/20/2021	4,000	(25)
186669,SWAP, USD 1 / (USD 0), :XS0114288789	12/20/2021	6,000	(207)
187621,SWAP, USD 0 / (USD 0), :US23331ABF57	12/20/2021	19,000	(211)

		$3,429,535	$41,602

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2016 and 2015, the Company’s outstanding financial instruments with on and off balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2016	2015
Interest rate and currency swaps:
Receive fixed—pay fixed	$85,262	$3,561,505
Receive fixed—pay floating	77,500	169,665
Receive floating—pay floating	—	120,950
Swaptions:
Receive fixed—pay floating	6,000,000	6,000,000
Receive floating—pay fixed	6,000,000	6,000,000
Interest rate swaps:
Receive fixed—pay fixed	11,825,181	6,022,893
Receive fixed—pay floating	15,695,014	17,733,996
Receive floating—pay fixed	18,811,000	14,818,781
Receive floating—pay floating	11,491,769	8,710,507
Caps	2,250,000	2,250,000
Options Calls / Puts	250,375	1,372,064

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables show the pledged or restricted assets as of December 31, 2016 and 2015, respectively:

	Gross Restricted (Admitted & Nonadmitted)
	2016
Restricted Asset Category	Total General Account (G/A)	G/A Supporting Separate Account (S/A) Activity	Total S/A Restricted Assets	S/A Assets Supporting G/A Activity	Total
Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	$—
Collateral held under security lending agreements	2,303,289	—	—	—	2,303,289
Subject to repurchase agreements	147,444	—	—	—	147,444
Subject to reverse repurchase agreements	—	—	—	—	—
Subject to dollar repurchase agreements	453,474	—	—	—	453,474
Subject to dollar reverse repurchase agreements	—	—	—	—	—
Placed under option contracts	—	—	—	—	—
Letter stock or securities restricted as to sale - excluding FHLB capital stock	6,408	—	—	—	6,408
FHLB capital stock	176,800	—	—	—	176,800
On deposit with states	47,548	—	—	—	47,548
On deposit with other regulatory bodies	—	—	—	—	—
Pledged as collateral to FHLB (including assets backing funding agreements)	5,155,703	—	—	—	5,155,703
Pledged as collateral not captured in other categories	1,039,105	—	—	—	1,039,105
Other restricted assets	482,544	—	—	—	482,544

Total Restricted Assets	$9,812,315	$—	$—	$—	$9,812,315

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Gross (Admitted & Nonadmitted) Restricted				Percentage
Restricted Asset Category	Total From Prior Year	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	0.00%	0.00%
Collateral held under security lending agreements	2,760,891	(457,602)	—	2,303,289	1.75%	1.75%
Subject to repurchase agreements	109,793	37,651	—	147,444	0.11%	0.11%
Subject to reverse repurchase agreements	—	—	—	—	0.00%	0.00%
Subject to dollar repurchase agreements	705,253	(251,779)	—	453,474	0.34%	0.34%
Subject to dollar reverse repurchase agreements	—	—	—	—	0.00%	0.00%
Placed under option contracts	—	—	—	—	0.00%	0.00%
Letter stock or securities restricted as to sale - excluding FHLB capital stock	25,339	(18,931)	—	6,408	0.00%	0.00%
FHLB capital stock	104,000	72,800	—	176,800	0.13%	0.13%
On deposit with states	49,010	(1,462)	—	47,548	0.04%	0.04%
On deposit with other regulatory bodies	—	—	—	—	0.00%	0.00%
Pledged as collateral to
FHLB (including assets backing funding agreements)	3,299,057	1,856,646	—	5,155,703	3.91%	3.91%
Pledged as collateral not captured in other categories	371,577	667,528	—	1,039,105	0.79%	0.79%
Other restricted assets	476,119	6,425	—	482,544	0.37%	0.37%

Total Restricted Assets	$7,901,039	$1,911,276	$—	$9,812,315	7.45%	7.45%

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables show the pledged or restricted assets in other categories as of December 31, 2016 and 2015, respectively:

	Gross (Admitted & Nonadmitted) Restricted
	2016
Description of Assets	Total General Account (G/A)	G/A Supporting S/A Activity (a)	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total
Derivatives	$989,453	$—	$—	$—	$989,453
Secured Funding Agreements	42,588	—	—	—	42,588
AMBAC	7,064	—	—	—	7,064

Total	$1,039,105	$—	$—	$—	$1,039,105

	Gross (Admitted & Nonadmitted) Restricted			Percentage
Description of Assets	Total From Prior Year	Increase/ (Decrease)	Total Current Year Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Derivatives	$314,892	$674,561	$989,453	0.75%	0.75%
Secured Funding Agreements	45,928	(3,340)	42,588	0.03	0.03
AMBAC	10,757	(3,693)	7,064	0.01	0.01

Total	$371,577	$667,528	$1,039,105	0.78%	0.78%

The follow table shows the collateral received and reflected as assets within the financial statements as of December 31, 2016.

Collateral Assets	Book Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)	% of BACV to Total Admited Assets
Cash	$1,079,335	$1,079,335	1.84%	1.86%
Securities lending collateral assets	2,303,603	2,303,603	3.92	3.97
Other	79,536	79,531	0.14	0.14

Total Collateral Assets	$3,462,473	$3,462,469	5.90%	5.97%

	Amount	% of Liability to Total Liabilities
Recognized obligation to return collateral asset	$3,463,690	6.55%

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company has no receivables as of December 31, 2016 associated with “to-be-announced” (TBA) covered short sales. The Company has receivables as of December 31, 2015 associated with TBA covered short sales. These receivables have been offset on the Balance Sheet with dollar repurchase agreement liabilities as the transactions are with the same counterparty. See the following table:

	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements
December 31, 2016
Assets:
Receivables for securities	$—	$—	$—
Liabilities:
Borrowed money	$—	$—	$—
December 31, 2015
Assets:
Receivables for securities	$226,645	$209,176	$17,469
Liabilities:
Borrowed money	$705,704	$209,176	$496,528

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance amounts:

	Year Ended December 31
	2016	2015	2014
Direct premiums	$14,081,227	$17,621,969	$18,862,934
Reinsurance assumed - non affiliates	1,412,887	1,376,827	1,451,900
Reinsurance assumed - affiliates	98,501	110,700	128,976
Reinsurance ceded - non affiliates	(2,018,612)	(2,650,533)	(2,078,651)
Reinsurance ceded - affiliates	448,649	(1,649,085)	(2,129,876)

Net premiums earned	$14,022,652	$14,809,878	$16,235,283

Effective October 1, 2016, the Company recaptured fixed annuity and funding agreement business previously ceded to Transamerica Premier Life Insurance Company (TPLIC), an affiliate, on a coinsurance basis. The Company received cash and invested assets of $3,017,999 and recaptured policy and claim reserves of $3,030,564. A reinsurance receivable from TPLIC

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

was established for the remaining $12,565 of assets to be transferred in support of the transferred policy and claim reserves. In addition, TPLIC transferred $82,218 of transfer date IMR to the Company. The Company paid net consideration to TPLIC resulting in a pre-tax loss of $40,086, which has been included in the Summary of Operations.

Effective October 1, 2016, TPLIC recaptured medium-term note funding agreements previously ceded to the Company on a coinsurance basis. The Company transferred cash and invested assets of $114,175 and released deposit-type reserves of $112,238 and a hedge novation of $2,228. A payable to TPLIC of $292 was established for remaining assets to be transferred in support of the hedge novation. The Company received consideration from TPLIC resulting in a pre-tax gain of $2,936 which has been included in the Summary of Operations.

Effective September 30, 2016, the Company ceded term life business to TWRI, an affiliate, on a coinsurance funds withheld basis. The Company paid an initial reinsurance premium of $41,565, transferred other net assets of $2,042, and released life and claim reserves of $296,656 and $21,926, respectively, resulting in a pre-tax gain of $274,974 ($178,733 net of tax) which has been credited directly to unassigned surplus.

The Company received reinsurance recoveries in the amount of $3,349,716, $3,370,420 and $3,157,884, during 2016, 2015 and 2014, respectively. At December 31, 2016 and 2015, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $753,202 and $731,784. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2016 and 2015 of $30,090,704 and $33,315,357.

On October 1, 2015, the Company, Union Hamilton Reinsurance, Ltd. (UH), and Commonwealth Annuity and Life Insurance Company (CALIC) entered into a Novation Agreement, pursuant to which UH assigned and delegated to CALIC its rights and obligations under the Original Agreement. Subsequently, the Company and CALIC amended and restated the fixed annuity reinsurance agreement from a modified coinsurance to coinsurance basis. As a result of the amendment, the Company transferred assets with a market value of $735,156, released coinsurance reserve liabilities of $721,190, and released an after-tax IMR liability associated with the block of business in the amount of $9,477 resulting in a net of tax gain on the transaction in the amount of $399 (IMR after-tax gain of $9,477 less gross loss on reinsurance of $13,966 taxed at 35%) which has been included in the Statement of Operations.

Effective July 1, 2015, the Company entered into an assumption reinsurance agreement with TPLIC, an affiliate, under which the Company novated its Medicare Supplement business to TPLIC. The Company transferred policy reserves of $6,987, claims reserves of $20,893, other liabilities of $920 along with assets of $28,801 to TPLIC during the last two quarters of the year. This represents the portion of the Medicare supplement business for which regulatory approval of the assumption agreement was received by July 1. No consideration was paid or received related to the novation. No gain or loss was recognized in the financial statements.

Effective April 14, 2015, the reinsurance agreement dated December 31, 2008 reinsuring variable annuity reinsurance between the Company and Transamerica International Re (Bermuda) Ltd (TIRe) was novated, to Firebird Re Corp. (FReC). General account reserves, and claim reserves ceded on a coinsurance basis at the time of novation were $514,898 and $5,070, respectively.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Separate account modified coinsurance reserves and general account modified coinsurance reserves at the time of the novation were $7,052,587 and $140,034 respectively. No consideration was paid or received related to the novation. No gain or loss was recognized.

Subsequent to the novation, the Companies entered into an amended and restated reinsurance agreement related to the business. The modified coinsurance reinsurance reserves were converted to coinsure reserves and a general account funds withheld was established. The general account paid FReC $140,034 for the modified coinsurance reserves and ceded coinsurance reserves of $156,478, resulting in a pre-tax gain of $16,444 which has been credited directly to unassigned surplus. FReC placed assets of $676,446, equal to the ceded general account reserves, in a funds withheld account, and the Company established a corresponding funds withheld liability of $676,446.

Effective December 31, 2014, the Company ceded certain stand-alone long-term care policies to TPLIC, an affiliate, for which the Company paid an initial ceding commission and premiums of $350,000 and $3,914,521, respectively and ceded modified coinsurance reserves of $3,914,521, resulting in a pre-tax loss of $350,000 which has been included in the Statement of Operations.

Effective October 1, 2014, the Company recaptured fixed annuity contracts previously reinsured to TIRe for which the Company received net consideration of $43,360, released a funds withheld liability of $1,975,937, and established benefit reserves and claim reserves $2,004,673 resulting in a pre-tax gain of $14,624 which has been included in the Statement of Operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original cession of this business to TIRe in the amount of $15,795, which included the recapture of IMR gains in the amount of $19,852 on an after-tax basis, with a corresponding charge to unassigned surplus.

Effective October 1, 2014, the Company recaptured the variable BOLI/COLI business that was previously reinsured to Transamerica International Re (Bermuda), Ltd. (TIRe), an affiliate, for which the Company paid net consideration of $17,769, released the funds withheld liability of $1,080,541, and recaptured separate account and general account policy and claims reserves of $1,080,541, resulting in a pre-tax loss of $17,769 which was included in the Statement of Operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original cession of this business to TIRe in the amount of $94,571 ($61,471 after-tax) with a corresponding charge to unassigned surplus.

Effective October 1, 2014, the Company recaptured the single premium universal life, credit life and credit disability business previously reinsured to TIRe for which the Company paid net consideration of $50,000, released a funds withheld liability of $516,472, recaptured policy and claims reserves of $560,275 and other liabilities of $13,334, and recaptured policy loans in the amount of $2,048, resulting in a pre-tax loss of $105,091 which has been included in the Statement of Operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original cession of this business to TIRe in the amount of $1,323 ($860 after-tax) with a corresponding charge to unassigned surplus.

Subsequently, effective October 1, 2014, the Company ceded this business to Ironwood Re Corp. (IRC) for which the Company received net consideration of $50,000, established a funds withheld liability of $516,472, released policy and claim reserves of $560,275 and other liabilities of $13,334, resulting in a pre-tax gain of $107,138 ($69,640 after-tax) which has been credited directly to unassigned surplus.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Effective October 1, 2014, SLIC, prior to the merger, recaptured the business that was previously reinsured to TIRe, an affiliate, for which net consideration received was $19,000, funds withheld liability released was $572,468, policy and claims reserves recaptured were $869,488, and other assets recaptured were $34,500, resulting in a pre-tax loss of $243,519 which was included in the Statements of Operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original cession of this business to TIRe in the amount of $243,586 ($158,331 after-tax) with a corresponding charge to unassigned surplus.

Subsequently, October 1, 2014, SLIC ceded this business to Ironwood Re Corp. (IRC), an affiliate, for which net consideration paid was $19,000, a funds withheld liability of $572,468 was established, policy and claims reserves released were $869,660, and other assets released were $34,501, resulting in a pre-tax gain of $243,691 ($158,399 after-tax) which has been credited directly to unassigned surplus.

Effective June 30, 2014, the Company ceded level term life and universal life secondary guarantee business to TLIC Oakbrook Reinsurance, Inc., an affiliate, on a coinsurance funds withheld basis. The Company paid an initial reinsurance premium of $25,667, transferred other net assets of $1,852 and released life and claim reserves of $535,211 and $25,667, respectively, resulting in a pre-tax gain of $533,359 ($346,683 net of tax) which was credited directly to unassigned surplus on a net of tax basis.

Effective June 30, 2014, the Company ceded to Transamerica Premier Life Insurance Company on a YRT basis the net amount paid in excess of $3,000 on covered level term and universal life secondary guarantee policies. The Company paid an initial reinsurance premium of $858 and released reserves of $5,685 resulting in a pre-tax gain of $4,826 which has been included in the Statement of Operations.

During 2016, 2015 and 2014 amortization of deferred gains associated with previously transacted reinsurance agreements was released into income in the amount of $255,425 ($176,996 after tax), $133,048 ($106,755 after tax) and $175,042 ($114,198, net of tax), respectively.

The Company reports a reinsurance deposit receivable of $199,500 and $203,429 as of December 31, 2016 and 2015, respectively. In 1996, the Company entered into a reinsurance agreement with an unaffiliated company where, for a net consideration of $59,716, the Company ceded certain portions of future obligations under single premium annuity contracts originally written by the Company in 1993. Consistent with the requirements of SSAP No. 75, Reinsurance Deposit Accounting, the Company reports the net consideration paid as a deposit. The amount reported is the present value of the future payment streams discounted at the effective yield rate determined at inception.

During 2016, 2015 and 2014, the Company obtained letters of credit of $98,006, $242,957 and $123,006, respectively, for the benefit of affiliated and nonaffiliated companies that have reinsured business to the Company where the ceding company’s state of domicile does not recognize the Company as an authorized reinsurer.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company reinsures a closed block of guaranteed minimum income benefit (GMIB), guaranteed minimum death benefit (GMDB), and guaranteed minimum withdrawal benefit (GMWB) risks to Firebird Re Corp. The affiliated reinsurance treaties have been in place for a number of years and do not include any new business since the inception but were initiated to better align hedging and capital requirements. The risk reinsured to the affiliated reinsurer is retained by the Transamerica group. The risks assumed by Firebird Re Corp. are all affiliated variable annuity treaties.

Variable annuity reserves established by Firebird Re Corp. are equal to the US GAAP reserve requirements. In addition, the captive establishes an additional variable annuity reserve above the US GAAP reserve to the greater of the mirror of the reserve ceded to the Captive (US statutory) and a total asset requirement (CTE 80) level. The TAR CTE80 is calculated assuming a 50% best estimate model (with hedge credit) and 50% stochastic model.

The Company took reserve credits for variable annuities of $746,339 and $790,284 in 2016 and 2015, respectively. The amount of collateral supporting the reserve credits was $730,545 and $776,072 in 2016 and 2015, respectively. All of the collateral held to support the reserve credit is funds withheld. The collateral is made up of bonds, cash and short-term assets.

The Company ceded modified coinsurance reserves of $4,536,010 and $4,236,392 as of December 31, 2016 and 2015, respectively, for certain stand-alone long-term care policies under the indemnity reinsurance agreement with TPLIC, an affiliate. Ceded losses incurred of $361,167 and $346,166 for years ended December 31, 2016 and 2015, respectively, are presented net within the claims development table in Note 1.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

7. Income Taxes

The net deferred income tax asset at December 31, 2016 and 2015 and the change from the prior year are comprised of the following components:

	December 31, 2016
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$2,481,049	$215,092	$2,696,141
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	2,481,049	215,092	2,696,141
Deferred Tax Assets Nonadmitted	515,901	—	515,901

Subtotal (Net Deferred Tax Assets)	1,965,148	215,092	2,180,240
Deferred Tax Liabilities	1,152,105	164,291	1,316,396

Net Admitted Deferred Tax Assets	$813,043	$50,801	$863,844

	December 31, 2015
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$2,057,430	$292,685	$2,350,115
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	2,057,430	292,685	2,350,115
Deferred Tax Assets Nonadmitted	618,270	—	618,270

Subtotal (Net Deferred Tax Assets)	1,439,160	292,685	1,731,845
Deferred Tax Liabilities	687,781	260,956	948,737

Net Admitted Deferred Tax Assets	$751,379	$31,729	$783,108

		Change
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$423,619	$(77,593)	$346,026
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	423,619	(77,593)	346,026
Deferred Tax Assets Nonadmitted	(102,369)	—	(102,369)

Subtotal (Net Deferred Tax Assets)	525,988	(77,593)	448,395
Deferred Tax Liabilities	464,324	(96,665)	367,659

Net Admitted Deferred Tax Assets	$61,664	$19,072	$80,736

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The main components of deferred income tax amounts are as follows:

	Year Ended December 31
	2016	2015	Change
Deferred Tax Assets:
Ordinary
Discounting of unpaid losses	$5,995	$2,382	$3,613
Policyholder reserves	936,738	769,309	167,429
Investments	570,496	471,638	98,858
Deferred acquisition costs	626,204	621,902	4,302
Compensation and benefits accrual	33,383	26,365	7,018
Receivables - nonadmitted	28,232	33,000	(4,768)
Tax credit carry-forward	222,313	67,359	154,954
Section 197 Intangible Amortization	—	6,250	(6,250)
Corporate Provision	—	474	(474)
Assumption Reinsurance	9,545	10,715	(1,170)
CFC FTC Offset	15,020	—	15,020
Other (including items <5% of ordinary tax assets)	33,123	48,036	(14,913)

Subtotal	2,481,049	2,057,430	423,619
Nonadmitted	515,901	618,270	(102,369)

Admitted ordinary deferred tax assets	1,965,148	1,439,160	525,988
Capital:
Investments	215,092	292,685	(77,593)

Subtotal	215,092	292,685	(77,593)
Nonadmitted	—	—	—

Admitted capital deferred tax assets	215,092	292,685	(77,593)

Admitted deferred tax assets	$2,180,240	$1,731,845	$448,395

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Year Ended December 31
	2016	2015	Change
Deferred Tax Liabilities:
Ordinary
Investments	$787,307	$565,039	$222,268
Fixed assets	40,867	26,944	13,923
§807(f) adjustment	75,844	64,659	11,185
Separate Account Adjustments	34,766	31,139	3,627
CFC FTC Offset	11,579	—	11,579
Hedge Reserve Offset	201,554	—	201,554
Other (including items <5% of total ordinary tax liabilities)	188	—	188

Subtotal	1,152,105	687,781	464,324
Capital
Investments	164,291	260,956	(96,665)

Subtotal	164,291	260,956	(96,665)

Deferred tax liabilities	1,316,396	948,737	367,659

Net deferred tax assets/liabilities	$863,844	$783,108	$80,736

The Company did not report a valuation allowance for deferred income tax assets as of December 31, 2016 or 2015.

The Company made a modification in 2015 to its groupings of DTAs and DTLs (as permitted under SSAP No. 101 Q&A 2.9). Prior to this change, the Company had DTAs and DTLs that were netted together within two specific categories of temporary differences. The Company determined, in accordance with its practice of recording DTAs and DTLs separately for purposes of application of SSAP No. 101, that it is more appropriate and consistent to present DTAs and DTLs with respect to 1) reserves and deferred and uncollected premiums and 2) bonds and derivatives on certain blocks of business.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

As discussed in Note 1, for the years ended December 31, 2016 and 2015 the Company admits deferred income tax assets pursuant to SSAP No. 101. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 101 is as follows:

			December 31, 2016
			Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks		$226,217	$30,862	$257,079
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)		550,512	56,253	606,765
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	550,512	56,253	606,765
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	655,637
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities		1,188,419	127,977	1,316,396

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))		$1,965,148	$215,092	$2,180,240

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

			December 31, 2015
			Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks		$286,447	$61,384	$347,831
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)		357,063	78,214	435,277
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	357,063	78,214	435,277
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	717,412
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities		795,650	153,087	948,737

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))		$1,439,160	$292,685	$1,731,845

			Change
			Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks		$(60,230)	$(30,522)	$(90,752)
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)		193,449	(21,961)	171,488
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	193,449	(21,961)	171,488
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	(61,775)
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities		392,769	(25,110)	367,659

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))		$525,988	$(77,593)	$448,395

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	December 31
	2016	2015	Change
Ratio Percentage Used To Determine Recovery Period and Threshold Limitation Amount	708%	844%	-136%

Amount of Adjusted Capital and Surplus Used To Determine Recovery Period and Threshold

Limitation in 2(b)2 above	$4,370,911	$4,700,489	$(329,578)

The impact of tax planning strategies at December 31, 2016 and 2015 was as follows:

	December 31, 2016
	Ordinary Percent	Capital Percent	Total Percent
Impact of Tax Planning Strategies:
(% of Total Adjusted Gross DTAs)	0%	0%	0%

(% of Total Net Admitted Adjusted Gross DTAs)	3%	25%	6%

	December 31, 2015
	Ordinary Percent	Capital Percent	Total Percent
Impact of Tax Planning Strategies:
(% of Total Adjusted Gross DTAs)	0%	36%	4%

(% of Total Net Admitted Adjusted Gross DTAs)	3%	35%	8%

The Company’s tax planning strategies do not include the use of reinsurance-related tax planning strategies.

Current income taxes incurred consist of the following major components:

	Year Ended December 31
	2016	2015	Change
Current Income Tax
Federal	$(101,440)	$(9,592)	$(91,848)
Foreign	(1)	(26)	25

Subtotal	(101,441)	(9,618)	(91,823)

Federal income tax on net capital gains	5,234	50,995	(45,761)

Federal and foreign income taxes incurred	$(96,207)	$41,377	$(137,584)

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Year Ended December 31
	2015	2014	Change
Current Income Tax
Federal	$(9,592)	$258,554	$(268,146)
Foreign	(26)	—	(26)

Subtotal	(9,618)	258,554	(268,172)

Federal income tax on net capital gains	50,995	121,064	(70,069)

Federal and foreign income taxes incurred	$41,377	$379,618	$(338,241)

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before tax as follows:

	Year Ended December 31
	2016	2015	2014
Current income taxes incurred	$(96,207)	$41,377	$379,618
Change in deferred income taxes (without tax on unrealized gains and losses)	(183,307)	(300,764)	331,883

Total income tax reported	$(279,514)	$(259,387)	$711,501

Income before taxes	$299,572	$(181,353)	$1,060,978
	35%	35%	35%

Expected income tax expense (benefit) at 35% statutory rate	$104,850	$(63,474)	$371,342
Increase (decrease) in actual tax reported resulting from:
Dividends received deduction	(74,012)	(69,204)	(46,828)
Tax credits	(25,037)	(81,829)	(37,788)
Tax-exempt income	(11)	(7)	—
Tax adjustment for IMR	669	(33,936)	(16,620)
Surplus adjustment for in-force ceded	608	(40,327)	76,692
Nondeductible expenses	1,049	976	1,264
Deferred tax benefit on other items in surplus	(233,112)	(3,152)	319,999
Provision to return	(2,177)	(4,546)	8,055
Life-owned life insurance	(2,966)	(2,948)	(3,132)
Dividends from certain foreign corporations	1,620	2,093	1,066
Pre-tax income of single member limited liability company	14,093	46,193	52,362
Intercompany dividends	(47,766)	—	—
Partnership permanent adjustment	(1,913)	(13,177)	(11,764)
Audit adjustment—Permanent	(21,196)	—	—
Other	5,787	3,951	(3,147)

Total income tax reported	$(279,514)	$(259,387)	$711,501

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company’s federal income tax return is consolidated with other affiliated companies. Please see attached listing of companies in the Appendix A. The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in any carryback or carryforward year when so applied. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. A tax return has not yet been filed for 2016.

As of December 31, 2016 and 2015, respectively, the Company had a $222,314 and $67,359 tax credit carryforward available for tax purposes. Included in the 2016 tax credit carryforward is a general business tax credit carryforward of $164,764.

Carryovers from:	Expiration:
12-31-2010	12-31-2030	21,817
12-31-2011	12-31-2031	45,391
12-31-2012	12-31-2032	28,827
12-31-2013	12-31-2033	22,676
12-31-2014	12-31-2034	20,601
12-31-2015	12-31-2035	20,931
12-31-2016	12-31-2036	4,521

Standard GBC Carryovers		164,764

The Company also has an alternative minimum tax credit carryforward of $57,550 available for tax purposes that carries forward indefinitely. As of December 31, 2016 and 2015, the Company had no operating loss or capital loss carryfowards available for tax purposes.

The Company incurred income taxes of $0, $12,699, and $252,550 during 2016, 2015, and 2014, respectively, which will be available for recoupment in the event of future net losses.

The amount of tax contingencies calculated for the Company as of December 31, 2016 and 2015 is $9,763 and $4,152, respectively. The total amount of the tax contingencies that if recognized, would affect the effective income tax rate is $9,763. The Company classifies interest and penalties related to income taxes as income tax expense. The Company’s interest (benefit) expense related to income taxes for the years ending in December 31, 2016, 2015, and 2014 is $864, ($270), and $12,961, respectively. The total interest payable balance as of December 31, 2016 and 2015 is $10,768 and $9,903, respectively. The Company recorded no liability for penalties. It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.

During 2016 the company modified its calculation of dividends that are eligible for the dividends received deduction. This resulted in recording a permanent tax benefit of $20,250 in the Company’s 2016 financial statements for years 2011 – 2015. This has been treated as a change in estimate, the impact on future years is not currently determinable.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2008. We expect receivables and payables for 2005-2008 to be settled in early 2017. An examination is in progress for the year 2009 through 2013. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions.

8. Policy and Contract Attributes

Participating life insurance policies were issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted approximately 0.05% of ordinary life insurance in force at December 31, 2016 and 2015, respectively.

For the years ended December 31, 2016, 2015 and 2014, premiums for life participating policies were $12,036, $13,196 and $14,110, respectively. The Company accounts for its policyholder dividends based on dividend scales and experience of the policies. The Company paid dividends in the amount of $5,967, $5,894 and $8,045 to policyholders during 2016, 2015 and 2014, respectively, and did not allocate any additional income to such policyholders.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31 2016
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$1,141,878	$—	$—	$1,141,878	1%
At book value less surrender charge of 5% or more	273,919	—	—	273,919	0
At fair value	126,155	—	66,886,612	67,012,767	73

Total with adjustment or at fair value	1,541,952	—	66,886,612	68,428,564	74
At book value without adjustment (minimal or no charge or adjustment)	13,413,613	17,739	—	13,431,352	14
Not subject to discretionary withdrawal provision	10,732,102	41,507	38,256	10,811,865	12

Total annuity reserves and deposit liabilities	25,687,667	59,246	66,924,868	92,671,781	100%

Less reinsurance ceded	4,680,333	—	—	4,680,333

Net annuity reserves and deposit liabilities	$21,007,334	$59,246	$66,924,868	$87,991,448

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	December 31 2015
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$1,275,215	$—	$—	$1,275,215	1%
At book value less surrender charge of 5% or more	250,597	—	—	250,597	0
At fair value	134,954	—	63,388,970	63,523,924	69

Total with adjustment or at fair value	1,660,766	—	63,388,970	65,049,736	72
At book value without adjustment (minimal or no charge or adjustment)	14,346,775	34,954	—	14,381,729	16
Not subject to discretionary withdrawal provision	11,126,108	43,311	38,287	11,207,706	12

Total annuity reserves and deposit liabilities	27,133,649	78,265	63,427,257	90,639,171	100%

Less reinsurance ceded	9,235,531	—	—	9,235,531

Net annuity reserves and deposit liabilities	$17,898,118	$78,265	$63,427,257	$81,403,640

The Company’s liability for deposit-type contracts includes GIC’s and Funding Agreements assumed from Transamerica Premier Life Insurance Company, an affiliate. The liabilities assumed are $0 and $167,933 at December 31, 2016 and 2015, respectively.

Certain separate and variable accounts held by the Company relate to individual variable life insurance policies. The benefits provided on the policies are determined by the performance and/or fair value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The assets of these separate accounts are carried at fair value. The life insurance policies typically provide a guaranteed minimum death benefit.

Certain separate accounts held by the Company represent funds which are administered for pension plans. The assets consist primarily of fixed maturities and equity securities and are carried at fair value. The Company provides a minimum guaranteed return to policyholders of certain separate accounts. Certain other separate accounts do not have any minimum guarantees and the investment risks associated with fair value changes are borne entirely by the policyholder.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Information regarding the separate accounts of the Company as of and for the years ended December 31, 2016, 2015 and 2014 is as follows:

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2016	$—	$64	$10,970	$8,767,639	$8,778,673

Reserves for separate accounts as of December 31, 2016 with assets at:
Fair value	$—	$21,505	$20,001	$70,154,420	$70,195,926
Amortized cost	—	633,674	—	—	633,674

Total as of December 31, 2016	$—	$655,179	$20,001	$70,154,420	$70,829,600

Reserves for separate accounts by withdrawal characteristics as of December 31, 2016:
Subject to discretionary withdrawal	$—	$—	$—	$—	$—
With fair value adjustment	—	—	—	—	—
At fair value	—	—	—	70,116,163	70,116,163
At book value without fair value adjustment and with current surrender charge of less than 5%	—	633,674	—	—	633,674

Subtotal	—	633,674	—	70,116,163	70,749,837
Not subject to discretionary withdrawal	—	21,505	20,001	38,257	79,763

Total separate account reserve liabilities at December 31, 2016	$—	$655,179	$20,001	$70,154,420	$70,829,600

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2015	$—	$31	$9,244	$12,203,423	$12,212,698

Reserves for separate accounts as of December 31, 2015 with assets at:
Fair value	$—	$19,818	$23,493	$66,606,612	$66,649,923
Amortized cost	—	633,332	—	—	633,332

Total as of December 31, 2015	$—	$653,150	$23,493	$66,606,612	$67,283,255

Reserves for separate accounts by withdrawal characteristics as of December 31, 2015:
Subject to discretionary withdrawal	$—	$—	$—	$—	$—
With fair value adjustment	—	—	—	—	—
At fair value	—	—	—	66,568,326	66,568,326
At book value without fair value adjustment and with current surrender charge of less than 5%	—	633,332	—	—	633,332

Subtotal	—	633,332	—	66,568,326	67,201,658
Not subject to discretionary withdrawal	—	19,818	23,493	38,286	81,597

Total separate account reserve liabilities at December 31, 2015	$—	$653,150	$23,493	$66,606,612	$67,283,255

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2014	$—	$53	$11,846	$13,127,469	$13,139,368

Reserves for separate accounts as of December 31, 2014 with assets at:
Fair value	$—	$20,574	$35,038	$65,194,925	$65,250,537
Amortized cost	—	634,931	—	—	634,931

Total as of December 31, 2014	$—	$655,505	$35,038	$65,194,925	$65,885,468

Reserves for separate accounts by withdrawal characteristics as of December 31, 2014:
Subject to discretionary withdrawal	$—	$—	$—	$—	$—
With fair value adjustment	—	—	—	—	—
At fair value	—	—	—	65,152,722	65,152,722
At book value without fair value adjustment and with current surrender charge of less than 5%	—	634,931	—	—	634,931

Subtotal	—	634,931	—	65,152,722	65,787,653
Not subject to discretionary withdrawal	—	20,574	35,038	42,203	97,815

Total separate account reserve liabilities at December 31, 2014	$—	$655,505	$35,038	$65,194,925	$65,885,468

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2016	2015	2014
Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$8,767,931	$12,204,163	$13,127,680
Transfers from separate accounts	(7,872,107)	(8,389,740)	(6,499,970)

Net transfers to separate accounts	895,824	3,814,423	6,627,710
Miscellaneous reconciling adjustments	469,247	1,337,434	1,882,846

Net transfers as reported in the statements of operations of the life, accident and health annual statement	$1,365,071	$5,151,857	$8,510,556

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account. At December 31, 2016 and 2015, the Company’s separate account statement included legally insulated assets of $73,597,682 and $72,128,772, respectively. The assets legally insulated from general account claims at December 31, 2016 and 2015 are attributed to the following products:

	2016	2015
Group annuities	$24,388,135	$24,948,800
Variable annuities	44,163,304	42,603,715
Fixed universal life	729,291	695,852
Variable universal life	4,212,641	3,602,521
Variable life	37,918	196,411
Modified separate accounts	53,201	70,353
Registered Market Value Annuity Product - SPL	13,192	11,120

Total separate account assets	$73,597,682	$72,128,772

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. As of December 31, 2016 and 2015, the general account of the Company had a maximum guarantee for separate account liabilities of $2,852,548 and $3,029,017 respectively. To compensate the general account for the risk taken, the separate account paid risk charges of $483,307, $434,084, $342,823, $242,109, and $180,478 to the general account in 2016, 2015, 2014, 2013, and 2012, respectively. During the years ended December 31, 2016, 2015, 2014, 2013, and 2012 the general account of the Company had paid $77,232, $223,304, $35,985, $30,830, and $61,901 respectively, toward separate account guarantees.

At December 31, 2016 and 2015, the Company reported guaranteed separate account assets at amortized cost in the amount of $672,491 and $668,367, respectively, based upon the prescribed practice granted by the State of Iowa as described in Note 2. These assets had a fair value of $709,808 and $695,578 at December 31, 2016 and 2015, respectively, which would have resulted in an unrealized gain of $37,317 and $27,211, respectively, had these assets been reported at fair value.

The Company does not participate in securities lending transactions within the separate account.

For variable annuities with guaranteed living benefits and variable annuities with minimum guaranteed death benefits the Company complies with Actuarial Guideline XLIII (AG 43), which replaces Actuarial Guidelines 34 and 39. AG 43 specifies statutory reserve requirements for variable annuity contracts with benefit guarantees (VACARVM) and without benefit guarantees and related products. The AG 43 reserve calculation includes variable annuity products issued after January 1, 1981. Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors. The aggregate reserve for contracts falling within the scope of AG 43 is equal to the conditional tail expectation (CTE) Amount, but not less than the standard scenario amount (SSA).

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

To determine the CTE Amount, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) produced in October 2005 and prudent estimate assumptions based on Company experience. The SSA was determined using the assumptions and methodology prescribed in AG 43 for determining the SSA.

At December 31, 2016 and 2015, the Company had variable and separate account annuities with minimum guaranteed benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Gross Amount of Reserve Held	Reinsurance Reserve Credit
December 31, 2016
Minimum guaranteed death benefit	$9,966,666	$341,249	$173,898
Minimum guaranteed income benefit	4,095,173	957,867	769,259
Guaranteed premium accumulation fund	235,183	25,312	—
Minimum guaranteed withdrawal benefit	33,170,833	371,165	15,601
December 31, 2015
Minimum guaranteed death benefit	$9,824,534	$305,392	$205,460
Minimum guaranteed income benefit	3,845,600	585,083	921,716
Guaranteed premium accumulation fund	266,040	24,086	—
Minimum guaranteed withdrawal benefit	32,000,725	255,044	(72)

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policies’ paid-through date to the policies’ next anniversary date. At December 31, 2016 and 2015, the gross premium and loading amounts related to these assets (which are reported as premiums deferred and uncollected), are as follows:

	Gross	Loading	Net
December 31, 2016
Life and annuity:
Ordinary first-year business	$5,026	$1,336	$3,690
Ordinary renewal business	775,352	10,855	764,497
Group life direct business	44,988	9,649	35,339
Credit direct business	556	—	556
Reinsurance ceded	(687,316)	—	(687,316)

	$138,606	$21,840	$116,766
Accident and health	32,651	—	32,651

	$171,257	$21,840	$149,417

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Gross	Loading	Net
December 31, 2015
Life and annuity:
Ordinary first-year business	$5,595	$5,322	$273
Ordinary renewal business	526,286	11,110	515,176
Group life business	49,752	10,235	39,517
Credit direct business	1,214	—	1,214
Reinsurance ceded	(459,372)	—	(459,372)

	$123,475	$26,667	$96,808
Accident and health	42,708	—	42,708

	$166,183	$26,667	$139,516

Amounts recorded as supplementary contracts without life contingencies of $3,370,720 and $2,738,140 at December 31, 2016 and 2015, respectively, are subject to discretionary withdrawals without adjustments.

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts. As of December 31, 2016 and 2015, the Company had insurance in force aggregating $108,217,769 and $96,861,149, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Iowa Insurance Division. The Company established policy reserves of $1,636,310 and $1,588,202 to cover these deficiencies as of December 31, 2016 and 2015, respectively.

For indeterminate premium products, a full schedule of current and anticipated premium rates is developed at the point of issue. Premium rate adjustments are considered when anticipated future experience foretells deviations from the original profit standards. The source of deviation (mortality, persistency, expense, etc.) is an important consideration in the re-rating decision as well as the potential effect of a rate change on the future experience of the existing block of business.

9. Capital and Surplus

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its shareholders. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (b) the Company’s statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2017, without the prior approval of insurance regulatory authorities, is $779,799.

On December 22, 2016, the Company paid a preferred stock dividend of $35,630 and a cash return of capital of $314,056 to its parent. In addition, the Company paid $314 representing the redemption of 31,437 shares of Series B non-voting preferred stock at par value to its parent also on December 22, 2016.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

On June 20, 2016 the Company paid a preferred stock dividend of $104,555 and an ordinary common stock dividend of $245,445 to its parent company.

On December 22, 2015, the Company paid a cash return of capital of $300,000 to its parent. The Company did not pay any ordinary dividends during 2015.

On September 28, 2016 the Company made a capital contribution in the amount of $2,500 to TWRI in exchange for 25,000 common shares of TWRI. The Company also made an additional capital contribution to TWRI of $122,500 on September 28, 2016.

The Company received a capital contribution of $10 from TIHI on March 31, 2015.

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life or health insurance company is to be determined based on the various risk factors related to it. At December 31, 2016, the Company meets the minimum RBC requirements.

On September 30, 2002, Life Investors Insurance Company of America (LIICA), which merged in to the Company effective October 2, 2008, received $150,000 from TA Corp in exchange for surplus notes. These notes are due 20 years from the date of issuance at an interest rate of 6%, and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, the holders of the issued and outstanding preferred stock shall be entitled to priority only with respect to accumulated but unpaid dividends before the holder of the surplus notes and full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. The Company received approval from the Iowa Insurance Division prior to paying quarterly interest payments.

Additional information related to the outstanding surplus notes at December 31, 2016 and 2015 is as follows:

For Year Ending	Balance Outstanding	Interest Paid Current Year	Cumulative Interest Paid	Accrued Interest
2016	$150,000	$9,000	$126,000	$2,250
2015	$150,000	$9,000	$117,000	$2,250

10. Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102% of the fair value of the loaned domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned government or other domestic securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

Transamerica Life Insurance Company

Notes to Financial Statements –  Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2016 and 2015, respectively, securities with a fair value of $2,251,377 and $2,692,737 were on loan under securities lending agreements. At December 31, 2016, the collateral the Company received from securities lending activities was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral has a fair value of $2,303,603 and $2,760,922 at December 31, 2016 and 2015, respectively.

The contractual maturities of the securities lending collateral positions are as follows:

Fair Value
Open	$2,303,289
30 days or less	—
31 to 60 days	—
61 to 90 days	—
Greater than 90 days	—

Total	2,303,289
Securities received	—

Total collateral received	$2,303,289

The Company receives primarily cash collateral in an amount in excess of the fair value of the securities lent. The Company reinvests the cash collateral into higher yielding securities than the securities which the Company has lent to other entities under the arrangement.

The maturity dates of the reinvested securities lending collateral are as follows:

	Amortized Cost	Fair Value
Open	$349,742	$349,742
30 days or less	1,045,472	1,045,472
31 to 60 days	320,865	320,865
61 to 90 days	200,597	200,597
91 to 120 days	110,054	110,054
121 to 180 days	276,873	276,873

Total	2,303,603	2,303,603
Securities received	—	—

Total collateral reinvested	$2,303,603	$2,303,603

For securities lending, the Company’s sources of cash that it uses to return the cash collateral are dependent upon the liquidity of the current market conditions. Under current conditions, the Company has securities with a par value of $2,304,719 (fair value of $2,303,603) that are currently tradable securities that could be sold and used to pay for the $2,303,289 in collateral calls that could come due under a worst-case scenario.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

11. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by Transamerica. Generally, employees of the Company who customarily work at least 20 hours per week and complete six months of continuous service and meet the other eligibility requirements are participants of the plan. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from Transamerica. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits, and based upon actuarial participant benefit calculations. The benefits are based on years of service and the employee’s eligible compensation. The plan provides benefits based on a traditional final average formula or a cash balance formula. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. Pension expenses were $35,812, $32,799 and $29,648 for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company’s employees participate in a contributory defined contribution plan sponsored by Transamerica, the Company’s parent, which is qualified under Section 401(k) of the Internal Revenue Code. Generally, employees of the Company who customarily work at least 20 hours per week and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to 100% of eligible earnings, subject to government or other plan restrictions for certain key employees. The Company will match an amount up to three percent of the participant’s eligible earnings. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. The Company’s allocation of benefits expense was $15,745, $16,439 and $14,742 for the years ended December 31, 2016, 2015 and 2014 respectively.

TA Corp sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The Company has no legal obligation for the plan. The plans are noncontributory and benefits are based on years of service and the employee’s eligible compensation. The plan provides benefits based on a traditional final average formula or cash balance formula. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, TA Corp has established deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2016, 2015 and 2014 was insignificant. TA Corp also sponsors an employee stock option plan/stock appreciation rights for employees of the Company and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been funded as deemed appropriate by management of TA Corp and the Company.

In addition to pension benefits, the Company participates in plans sponsored by TA Corp that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. The Company has no legal obligation for the plan. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are allocated among the participating companies based on IAS 19 and based upon actuarial participant benefit calculations. The Company expensed $6,527, $6,361 and $6,609 related to these plans for the years ended December 31, 2016, 2015 and 2014, respectively.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company announced an update of its restructuring plan in December 2016 that includes a significant number of position eliminations. Affected employees were offered a severance package contingent upon completion of the terms of their employment. In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, an expense was accrued in 2016 for the severance benefit of $21,615.

During December 2015, the Company offered select employees the opportunity to participate in the Transamerica Voluntary Separation Incentive Plan (VSIP). Eligible employees were given until January 18, 2016 to make an election. Following SSAP No. 11, Postemployment Benefits and Compensated Absences, and SSAP No. 5R, an expense was accrued in 2015 for the post-employment benefit in the amount of $34,824. The remaining accrual balance at the year ended December 31, 2016 was $5,876.

12. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company is party to a common cost allocation service agreement between TA Corp companies, in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. The Company is also party to a service agreement with TFLIC, in which the Company provides services, including accounting, data processing and other professional services, in consideration of reimbursement of the actual costs of services rendered. The Company is also a party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. The amount received by the Company as a result of being a party to these agreements was $993,182 $802,298 and $1,144,599 during 2016, 2015 and 2014, respectively. The amount paid as a result of being a party to these agreements was $610,754, $445,462 and $859,389 during 2016, 2015 and 2014, respectively. Fees charged between affiliates approximate their cost. The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the AEGON/Transamerica Series Trust. The Company received $136,494, $133,831 and $124,653 for these services during 2016, 2015 and 2014, respectively.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $56,076, $71,184 and $143,027 for the years ended December 31, 2016, 2015 and 2014, respectively.

Receivables from and payables to affiliates bear interest at the thirty-day commercial paper rate. During 2016, the Company received net interest of $63 from affiliates. During 2015 and 2014, the Company paid net interest of $90 and $50, respectively, to affiliates. At December 31, 2016 and 2015, respectively, the Company reported receivables from affiliates of $111,305 and $59,963. At December 31, 2016 and 2015, respectively, the Company reported payables to affiliates of $115,256 and $18,965. Terms of settlement require that these amounts are settled within 90 days.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2016, the Company had no short-term intercompany notes receivable. At December 31, 2015, the Company had short-term intercompany notes receivable of $278,771 as follows. In accordance with SSAP No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties, these notes are reported as short-term investments.

Receivable from	Amount	Due By	Interest Rate
Transamerica Corporation	$254,271	October 27, 2016	0.25%
Transamerica Corporation	24,500	October 28, 2016	0.25%

During 1998, the Company issued life insurance policies to two affiliated companies, covering the lives of certain employees of those affiliates. Aggregate reserves for policies and contracts related to these policies are $165,912 and $162,440 at December 31, 2016 and 2015, respectively.

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate. At December 31, 2016 and 2015, the cash surrender value of these policies was $171,075 and $167,132, respectively.

The Company utilizes the look-through approach in valuing its investment in the following four entities.

Real Estate Alternatives Portfolio 2, LLC (REAP 2)	$33,145
Real Estate Alternatives Portfolio 3, LLC (REAP 3)	$65,966
Real Estate Alternatives Portfolio 4 HR, LLC (REAP 4 HR)	$116,110
SB Frazer Owner, LLC (SB Frazer)	$1,203

The financial statements for these entities are not audited and the Company has limited the value of its investment in these entities to the value contained in the audited financial statements of the underlying LP/LLC investments, including adjustments required by SSAP No. 97 of SCA entities and/or non-SCA SSAP No. 48 entities owned by REAP 2, REAP 3, REAP 4 HR, and SB Frazer, and valued in accordance with the relevant paragraphs of SSAP No. 97. All liabilities, commitments, contingencies, guarantees, or obligations of REAP 2, REAP 3, REAP 4 HR, and SB Frazer, which are required to be recorded as liabilities, commitments, contingencies, guarantees, or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in REAP 2, REAP 3, REAP 4HR, and SB Frazer, if not already recorded in the financial statements of REAP 2, REAP 3, REAP 4HR, and SB Frazer.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following table shows the disclosures for all SCA investments, except 8bi entities, and balance sheet value (admitted and nonadmitted) as of December 31, 2016:

	Percentage of	Gross	Admitted	Nonadmitted
SCA Entity	SCA Ownership	Amount	Amount	Amount
SSAP No. 97 8a Entities
None	—%	$—	$—	$—

Total SSAP No. 97 8a Entities	XXX	$—	$—	$—

SSAP No. 97 8b(ii) Entities
None	—%	$—	$—	$—

Total SSAP No. 97 8b(ii) Entities	XXX %	$—	$—	$—

SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	53.60%	$17,252	$17,252	$—
GARNET ASSURANCE CORP	100.00	—	—	—
LIFE INVESTORS ALLIANCE LLC	100.00	—	—	—
ASIA INVESTMENT HOLDING LTD	100.00	—	—	—
AEGON FINANCIAL SERVICES GROUP	100.00	—	—	—
GARNET ASSURANCE CORP III	100.00	—	—	—

Total SSAP No. 97 8b(iii) Entities	XXX	$17,252	$17,252	$—

SSAP No. 97 8b(iv) Entities
TRANSAMERICA LIFE (BERMUDA) LTD	94.07%	$924,100	$924,100	$—

Total SSAP No. 97 8b(iv) Entities	XXX	$924,100	$924,100	$—

Total SSAP No. 97 8b Entities (except 8bi entities)	XXX	$941,352	$941,352	$—

Aggregate Total	XXX	$941,352	$941,352	$—

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following table shows the NAIC responses for the SCA filings (except 8Bi entities):

SCA Entity	Type of NAIC Filing*	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Submission Required Y/N	Code**
SSAP No. 97 8a Entities
None			$—

Total SSAP No. 97 8a Entities	—	—	$—	—	—	—

SSAP No. 97 8b(ii) Entities
None			$—

Total SSAP No. 97 8b(ii) Entities	—	—	$—	—	—	—

SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	S2	12/8/2016	$20,592	Y	N	I
GARNET ASSURANCE CORP	NA		—	N	N	I
LIFE INVESTORS ALLIANCE LLC	NA		—	N	N	I
ASIA INVESTMENT HOLDING LTD	NA		—	N	N	I
AEGON FINANCIAL SERVICES GROUP	NA		—	N	N	I
GARNET ASSURANCE CORP III	NA		—	N	N	I

Total SSAP No. 97 8b(iii) Entities	—	—	$20,592	—	—	—

SSAP No. 97 8b(iv) Entities
TRANSAMERICA LIFE (BERMUDA) LTD	NA		$924,100	N	N	I

Total SSAP No. 97 8b(iv) Entities	—	—	$924,100	—	—	—

Total SSAP No. 97 8b Entities (except 8bi entities)	—	—	$944,692	—	—	—

Aggregate Total	—	—	$944,692	—	—	—

*	S1 – Sub1, S2 – Sub2 or RDF – Resubmission of Disallowed Filing
**	I – Immaterial or M – Material

The Company reports an investment in the following insurance SCAs for which the reported statutory equity reflects a departure from NAIC SAP. Each of the insurance SCAs listed in the table below reflects an admitted asset, equal to the value of the letter of credit provided by an unaffiliated company, whereas this would not be an admitted asset recognized by SSAP No. 4, Assets and Non Admitted Assets.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The monetary effect on net income and surplus as a result of using an accounting practice that differed from NAIC SAP, the amount of the investment in the insurance SCA per reported statutory equity, and amount of the investment if the insurance SCA has completed statutory financial statements in accordance with the NAIC SAP. The SCAs are valued in the Company’s financial statements at zero in accordance with SSAP No. 97.

	Monetary Effect on NAIC SAP		Amount of Investment
				If the Insurance
				SCA Had
	Net		Per	Completed
	Income	Surplus	Reported	Statutory
SCA Entity	Increase	Increase	Statutory	Financial
(Investments in Insurance SCA Entities)	(Decrease)	(Decrease)	Equity	Statements*
LIICA Re II	$—	$(120,000)	$107,327	$—
Pine Falls Re	—	(1,181,330)	368,914	—
Stonebridge Reinsurance Company	—	(900,422)	84,068	—
MLIC Re	—	(990,000)	420,607	—

*	Per AP&P Manual (without permitted or prescribed practices)

The above SCA entities had not been permitted to include a letter of credit as an admitted asset recognized in the financial statements, the risk- based capital would have been below the mandatory control level. If the RBC for each of the insurance SCA entities listed above would have triggered a regulatory event had they not used a prescribed practice.

13. Commitments and Contingencies

At December 31, 2016 and 2015, the Company has mortgage loan commitments of $24,877 and $3,000, respectively.

The Company has contingent commitments for $809,291 and $374,233 as of December 31, 2016 and 2015, respectively, to provide additional funding for various joint ventures, partnerships, and limited liability companies, which includes LIHTC commitments of $48,742 and $8,611, respectively.

The company leases office buildings under various non-cancelable operating lease agreements. Rental expense for years 2016 and 2015 was $12,837 and $13,009, respectively. The minimum aggregate rental commitments are as follows:

Year	Amount
2017	$14,987
2018	11,738
2019	8,314
2020	8,445
2021	8,265

The Company is not involved in any material sales-leaseback transactions. Leasing (lessor leasing) is not a significant part of the Company’s business activities in terms of revenue, net income or assets.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2016 and 2015, the Company has private placement commitments outstanding of $21,679 and $69,000, respectively.

The Company sold $5,858 of securities on a TBA basis as of December 31, 2016. Due to different counterparties, the receivable related to these TBAs was not reclassed. The Company sold $209,176 securities on a TBA basis as of December 31, 2015. The receivable related to these TBAs was reclassed. Note 5, Investments, provides details on the offsetting and netting of assets and liabilities related to this transaction.

The Company may pledge assets as collateral for derivative transactions. At December 31, 2016 and 2015, the Company has pledged invested assets with a carrying value of $989,453 and $314,892, respectively, and fair value of $1,081,242 and $349,075, respectively, in conjunction with these transactions.

Cash collateral received from derivative counterparties as well as the obligation to return the collateral is recorded on the Company’s balance sheet. The amount of cash collateral received as of December 31, 2016 and 2015, respectively, was $714,431 and $1,057,821. In addition, securities in the amount of $198,786 and $339,479 were also posted to the Company as of December 31, 2016 and 2015, respectively, which were not included on the balance sheet of the Company as the Company does not have the ability to sell or repledge the collateral.

The Company may pledge assets as collateral for transactions involving funding agreements. At December 31, 2016 and 2015, the Company has pledged invested assets with a carrying amount of $42,588 and $45,928 respectively, and fair value of $44,079 and $48,843 respectively, in conjunction with these transactions

The Company has provided back-stop guarantees for the performance of non-insurance affiliates or subsidiaries that are involved in the guaranteed sale of investments in low-income housing tax credit partnerships. The nature of the obligation is to provide third-party investors with a minimum guaranteed annual and cumulative return on their contributed capital which is based on tax credits and tax losses generated from the low income housing tax credit partnerships. Guarantee payments arise if low income housing tax credit partnerships experience unexpected significant decreases in tax credits and tax losses or there are compliance issues with the partnerships. A significant portion of the remaining term of the guarantees is between 13-18 years. The Company did not recognize a liability for the low income housing tax credit guarantees at December 31, 2016 or 2015, as the maximum potential amount of future payments the Company could be required to make is immaterial to the Company’s financial results. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as a decrease in net investment income. The maximum potential amount of future payments (undiscounted) that the Company could be required to make under these guarantees was $59 and $88 at December 31, 2016 and 2015, respectively. No payments are required as of December 31, 2016. The current assessment of risk of making payments under these guarantees is remote.

The Company has guaranteed to the Monetary Authority of Singapore (MAS) that it will provide adequate funds to make up for any liquidity shortfall in its wholly-owned foreign life insurance subsidiary, TLB (Singapore Branch), and continues to meet, pay and settle all present and future obligations of TLB. As of December 31, 2016, there is no payment or performance risk because TLB has adequate liquidity as of this date.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company has guaranteed to the Hong Kong Insurance Authority that it will provide the financial support to TLB for maintaining TLB’s solvency at all times so as to enable TLB to promptly meet its obligations and liabilities. If at any time the value of TLB’s assets do not exceed its liabilities by the prevailing acceptable level of solvency, the Company will increase the paid up share capital of TLB or provide financial assistance to TLB to maintain the acceptable level of solvency, defined as net assets at one hundred and fifty percent of the required margin of solvency as stipulated under the Insurance Companies (Margin of Solvency) Regulation. As of December 31, 2016, there is no payment or performance risk because TLB is able to meet its obligations and has assets in excess of its liabilities by the prevailing level of solvency as of this date.

The Company has guaranteed that TLB will (1) maintain tangible net worth of at least equal to the greater of 165% of S&P Risk-Based Capital and the minimum required by regulatory authorities in all jurisdictions in which TLB operates, (2) have, at all times, sufficient cash to pay all contractual obligations in a timely manner and (3) have a maximum operating leverage ratio of 20 times. TLIC can terminate this agreement upon thirty days written notice, but not until TLB attains a rating from S&P the same as without the support from this agreement, or the entire book of TLB business is transferred provided that it is transferred to an entity with a rating from S&P that is the same as or better than TLIC’s then current rating or AA, whichever is lower. As of December 31, 2016, there is no payment or performance risk because TLB has adequate tangible net worth, sufficient cash to meet its obligations and an operating leverage ratio not in excess of 20 times as of this date.

The Company is not able to estimate the financial statement impact or the maximum potential amount of future payments it could be required to make under these three guarantees as they are considered to be unlimited under the provisions of SSAP No. 5R.

The Company has provided a guarantee to TLB’s (Singapore Branch) policyholders. If TLB fails to pay a valid claim solely by reason of it becoming insolvent as defined by Bermuda law, then the Company shall pay directly to the policy owner or named beneficiary the amount of the valid claim. At December 31, 2016 and 2015, TLB holds related statutory-basis policy and claim reserves of $1,880,923 and $1,567,299, respectively, which would be the maximum potential amount of future payments the Company could be required to make under this guarantee. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as an increase to incurred claims. As of December 31, 2016, there is no payment or performance risk because TLB is not insolvent as of this date.

The Company has provided a guarantee to TLB’s (Hong Kong Branch) policyholders. If TLB fails to pay a valid claim solely by reason of it becoming insolvent as defined by Bermuda law, then the Company shall pay directly to the policy owner or named beneficiary the amount of the valid claim. At December 31, 2016 and 2015, TLB holds related statutory-basis policy and claim reserves of $3,005,979 and 2,587,349, respectively, which would be the maximum potential amount of future payments the Company could be required to make under this guarantee. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as an increase to incurred claims. As of December 31, 2016, there is no payment or performance risk because TLB is not insolvent as of this date.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company did not recognize a liability for any of the TLB guarantees due to the adoption of SSAP No. 5R at December 31, 2016 or 2015, as a liability is not required for guarantees to or on behalf of a wholly-owned subsidiary. Management monitors TLB’s financial condition, and there are no indications that TLB will become insolvent. As such, management feels the risk of payment under these guarantees on behalf of TLB is remote.

Effective July 1, 2016, the Company became a party to a fee agreement with TLB whereby the Company continues to provide the guarantees with respect to TLB described in the paragraphs above. The Company received $260 under this agreement in 2016.

The Company has provided guarantees for the obligations of noninsurance affiliates who have accepted assignments of structured settlement payment obligations from other insurers and purchased structured settlement insurance policies from subsidiaries of the Company that match those obligations. The guarantees made by the Company are specific to each structured settlement contract and vary in date and duration of the obligation. These are numerous and are backed by the reserves established by the Company to represent the present value of the future payments for those contracts. The statutory reserve established at December 31, 2016 and 2015 for the total payout block is $3,363,290 and $3,448,503, respectively. As this reserve is already recorded on the balance sheet of the Company, there was no additional liability recorded due to the adoption of SSAP No. 5R.

The following table provides an aggregate compilation of guarantee obligations as of December 31, 2016 and 2015:

	December 31
	2016	2015
Aggregate maximum potential of future payments of all guarantees (undiscounted)	$4,886,961	$4,154,736

Current liability recognized in financial statements:
Noncontingent liabilities	—	—

Contingent liabilities	—	—

Ultimate financial statement impact if action required:
Incurred claims	4,886,902	4,154,648
Other	59	88

Total impact if action required	$4,886,961	$4,154,736

The Company is a member of the FHLB of Des Moines. Through its membership, the Company has conducted business activity (borrowings) with the FHLB. It is part of the Company’s strategy to utilize these funds for asset and liability management and spread lending purposes. The Company has determined the actual/estimated long-term maximum borrowing capacity as $4,614,389. The Company calculated this amount in accordance with the terms and conditions of agreement with FHLB of Des Moines.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2016 and 2015, the Company purchased/owned the following FHLB stock as part of the agreement:

	Year Ended December 31
	2016	2015
Membership Stock:
Class A	$—	$—
Class B	10,000	10,000
Activity Stock	166,800	94,000
Excess Stock	—	—

Total	$176,800	$104,000

At December 31, 2016, Membership Stock (Class A and B) Eligible for Redemption and the anticipated timeframe for redemption was as follows:

	Less Than 6 Months	6 Months to Less Than 1 Year	1 to Less Than 3 Years	3 to 5 Years
Membership Stock
Class A	$—	$—	$—	$—
Class B	—	—	—	10,000
Total	$—	$—	$—	$10,000

At December 31, 2016 and 2015, the amount of collateral pledged to the FHLB was as follows:

	Fair Value	Carry Value
December 31, 2016
Total Collateral Pledged	$5,344,860	$5,155,703

	Fair Value	Carry Value
Decemeber 31, 2015
Total Collateral Pledged	$3,463,755	$3,299,057

During 2016 and 2015, the maximum amount pledged to the FHLB during reporting period was as follows:

	Fair Value	Carry Value
2016
Maximum Collateral Pledged	$5,344,860	$5,155,703

	Fair Value	Carry Value
2015
Maximum Collateral Pledged	$3,841,327	$3,554,195

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2016 and 2015, the borrowings from the FHLB were as follows:

		Funding
		Agreements
	General	Reserves
	Account	Established
December 31, 2016
Debt	$1,820,000	$—
Funding agreements	2,350,000	2,350,742
Other	—	—

Total	$4,170,000	$2,350,742

		Funding
		Agreements
	General	Reserves
	Account	Established
December 31, 2015
Debt	$—	$—
Funding agreements	2,350,000	1,450,418
Other	108,156	—

Total	$2,458,156	$1,450,418

During 2016, the maximum amount of borrowings during reporting period was as follows:

General Account
2016
Debt	$1,820,000
Funding agreements	2,350,000
Other	—

Total	$4,170,000

At December 31, 2016 the prepayment penalties information is as follows:

Does the Company have prepayment obligations under the following arrangements (yes/no)?
Debt	NO
Funding Agreements	NO
Other	N/A

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company has issued synthetic GIC contracts to benefit plan sponsors totaling $2,704,658 and $2,503,747 as of December 31, 2016 and 2015, respectively. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium that varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material impact on reported financial results. To comply with statutory guidelines no related reserves have been recorded at December 31, 2016.

The Company has guaranteed the full faith and complete performance of Mid-West National Life Insurance Company of Tennessee (Mid-West), an unaffiliated company, through execution of a Cut-Through Endorsement and Substitution Agreement and a Stop-Loss Reinsurance Agreement, with respect to the obligations of Mid-West on a block of annuity contracts assumed by Mid-West from Mutual Security Life Insurance Company in Liquidation (Transferred Contracts). The Company agrees to substitute itself in Mid-West’s place with respect to the Transferred Contracts if Mid-West fails to perform any of the terms, duties, and conditions of the reinsurance agreement between Mid-West and Mutual Security Life Insurance Company. This guarantee is in force until all duties and obligations of the Transferred Contracts and the agreements have been completely satisfied. Wilton Reinsurance Company has agreed to reimburse TLIC for any payments made. As of December 31, 2016, the most recent reserve balance reported to the Company (as of September 30, 2016) is $8,290. As of December 31, 2016, the Company does not anticipate future action under the guarantee will be required.

The Company is a party to legal proceedings involving a variety of issues incidental to its business, including class actions. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company, except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $20,034 and $6,375 and an offsetting premium tax benefit of $13,593 and $3,205 at December 31, 2016 and 2015, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund (benefit) expense was $6,142, $1,112 and $(57), for the years ended December 31, 2016, 2015 and 2014, respectively.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

14. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

The Company has recorded liabilities of $91,808 and $90,299 for municipal repurchase agreements as of December 31, 2016 and 2015, respectively. The repurchase agreements are primarily collateralized by investment-grade corporate bonds with book values of $147,444 and $109,792, respectively, and fair values of $156,407 and $114,644, respectively, as of December 31, 2016 and 2015. These securities have maturity dates that range from 2017 to 2097.

For repurchase agreements, the Company rigorously manages asset/liability risks via an integrated risk management framework. The Company’s liquidity position is monitored constantly, and factors heavily in the management of the asset portfolio. Projections comparing liquidity needs to available resources in both adverse and routine scenarios are refreshed monthly. The results of these projections on time horizons ranging from 16 months to 24 months are the basis for the near-term liquidity planning. This liquidity model excludes new business (non applicable for the spread business), renewals and other sources of cash and assumes all liabilities are paid off on the earliest dates required. Interest rate risk is carefully managed, in part through rigorously defined and monitored derivatives programs.

The Company enters into dollar repurchase agreements in which securities are delivered to the counterparty once adequate collateral has been received. At December 31, 2016 and 2015, the Company had dollar repurchase agreements outstanding in the amount of $453,474 and $705,253, respectively. The Company had an outstanding liability for borrowed money in the amount $445,656 and $496,529, which included accrued interest of $1,217 and $1,941, at December 31, 2016 and 2015, respectively due to participation in dollar repurchase agreements.

The contractual maturities of the dollar repurchase agreement positions are as follows:

Fair Value
Open	$444,439
30 days or less	—
31 to 60 days	—
61 to 90 days	—
Greater than 90 days	—

Total	444,439
Securities received	—

Total collateral received	$444,439

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. The details by NAIC designation 3 or below of securities sold during 2016 and reacquired within 30 days of the sale date are:

	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Gain/(Loss)
Bonds:
NAIC 4	1	$1,071	$1,067	$4
Common stocks:
NAIC L	2	$8	$8	$1

15. Reconciliation to Statutory Statement

The following is a reconciliation of amounts previously reported to the Iowa Department of Financial Regulation in the 2016 Annual Statement, to those reported in the accompanying statutory-basis financial statements:

December 31, 2016
Balance Sheet
Total assets as reported in the Company’s Annual Statement	$131,790,028
Increase in receivable from parent, subsidiaries and affiliates	111,305
Decrease in other invested asset receivable	(111,305)

Total assets as reported in the accompanying audited statutory basis balance sheet	$131,790,028

Statement of Cash Flow
Investing activities
Total net cash from investing activities in the Company’s Annual Statement	$(1,613,038)
Decrease in miscellaneous applications	111,610

Total net cash from investing activities as reported in the accompanying audited statutory basis statement of cash flow	$(1,501,428)
Financing and miscellaneous activities
Total net cash from financing and miscellaneous sources in the Company’s Annual Statement	$625,357
Increase in change in receivable from parent, subsidaries, and affiliates	(111,610)

Total net cash from financing and miscellaneous sources as reported in the accompanying audited statutory basis statement of cash flow	$513,747

In the 2016 Annual Statement, a receivable was incorrectly classified as an other invested asset rather than a receivable from parent, subsidiaries and affiliates.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

16. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are issued, provided they give evidence of conditions that existed at the balance sheet date (Type I). Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). The Company has not identified any Type I or Type II subsequent events for the year ended December 31, 2016 through April 24, 2017.

Transamerica Life Insurance Company

Appendix A – Listing of Affiliated Companies

Transamerica Corporation

EIN: 42-1484983

AFFILIATIONS SCHEDULE

YEAR ENDED DECEMBER 31, 2016

Attachment to Note 7

Entity Name	FEIN
Transamerica Corporation	42-1484983
AEGON Alliances Inc	56-1358257
AEGON Asset Management Services Inc	39-1884868
AEGON Assignment Corp (Illinois)	42-1477359
AEGON Assignment Corp of Kentucky	61-1314968
AEGON Direct Marketing Services Inc	42-1470697
AEGON Direct Marketing Services International Inc	52-1291367
AEGON Financial Services Group Inc	41-1479568
AEGON Institutional Markets Inc	61-1085329
AEGON Management Company	35-1113520
AEGON Structured Settlements Inc	61-1068209
AEGON USA Real Estate Services Inc	61-1098396
AEGON USA Realty Advisors of CA FKA Pensaprima Inc	20-5023693
AFSG Securities Corporation	23-2421076
AUSA Properties Inc	27-1275705
Commonwealth General Corporation	51-0108922
Creditor Resources Inc	42-1079584
CRI Solutions Inc	52-1363611
Financial Planning Services Inc	23-2130174
Firebird Reinsurance Corporation	47-3331975
Garnet Assurance Corporation	11-3674132
Garnet Assurance Corporation II	14-1893533
Garnet Assurance Corporation III	01-0947856
Global Preferred RE LTD	98-0164807
Intersecurities Ins Agency	42-1517005
Investors Warranty of America Inc	42-1154276
LIICA RE I	20-5984601
LIICA RE II	20-5927773

Transamerica Life Insurance Company

Appendix A – Listing of Affiliated Companies (continued)

Transamerica Corporation

EIN: 42-1484983

AFFILIATIONS SCHEDULE

YEAR ENDED DECEMBER 31, 2016

Attachment to Note 7

Entity Name	FEIN
Massachusetts Fidelity Trust	42-0947998
MLIC RE I Inc	01-0930908
Money Services Inc	42-1079580
Monumental General Administrators Inc	52-1243288
Pearl Holdings Inc I	20-1063558
Pearl Holdings Inc II	20-1063571
Pine Falls Re Inc	26-1552330
Real Estate Alternatives Portfolio 3A Inc	20-1627078
River Ridge Insurance Company	20-0877184
Short Hills Management	42-1338496
Stonebridge Benefit Services Inc	75-2548428
Stonebridge Reinsurance Company	61-1497252
TCF Asset Management Corp	84-0642550
TCFC Air Holdings Inc	32-0092333
TCFC Asset Holdings Inc	32-0092334
TLIC Oakbrook Reinsurance Inc.	47-1026613
TLIC Riverwood Reinsurance Inc	45-3193055
TLIC Watertree Reinsurance Inc	81-3715574
Tranasmerica Advisors Life Insurance Company (FKA MLLIC)	91-1325756
Transamerica Accounts Holding Corp	36-4162154
Transamerica Affinity Services Inc	42-1523438
Transamerica Affordable Housing Inc	94-3252196
Transamerica Agency Network Inc (FKA: Life Inv Fin Group)	61-1513662
Transamerica Annuity Service Corporation	85-0325648
Transamerica Asset Management (fka Transamerica Fund Adviso)	59-3403585
Transamerica Capital Inc	95-3141953
Transamerica Casualty Insurance Company	31-4423946
Transamerica Commercial Finance Corp I	94-3054228
Transamerica Consumer Finance Holding Company	95-4631538
Transamerica Corporation (OREGON)	98-6021219
Transamerica Distribution Finance Overseas Inc	36-4254366
Transamerica Finance Corporation	95-1077235

Transamerica Life Insurance Company

Appendix A – Listing of Affiliated Companies (continued)

Transamerica Corporation

EIN: 42-1484983

AFFILIATIONS SCHEDULE

YEAR ENDED DECEMBER 31, 2016

Attachment to Note 7

Entity Name	FEIN
Transamerica Financial Advisors FKA InterSecurities	59-2476008
Transamerica Financial Life Insurance Company	36-6071399
Transamerica Fund Services Inc	59-3403587
Transamerica Home Loan	95-4390993
Transamerica International Re (Bermuda) Ltd	98-0199561
Transamerica Investors Securities Corp	13-3696753
Transamerica Leasing Holdings Inc	13-3452993
Transamerica Life Insurance Company	39-0989781
Transamerica Pacific Insurance Co Ltd	94-3304740
Transamerica Premier Life Insurance Company	52-0419790
Transamerica Resources Inc (FKA: Nat Assoc Mgmt)	52-1525601
Transamerica Small Business Capital Inc	36-4251204
Transamerica Stable Value Solutions Inc	27-0648897
Transamerica Vendor Financial Services Corporation	36-4134790
United Financial Services Inc	52-1263786
WFG China Holdings Inc	20-2541057
World Fin Group Ins Agency of Massachusetts Inc	04-3182849
World Financial Group Inc	42-1518386
World Financial Group Ins Agency of Hawaii Inc	99-0277127
World Financial Group Insurance Agency of WY Inc	42-1519076
World Financial Group Insurance Agency	95-3809372
Zahorik Company Inc	95-2775959
Zero Beta Fund LLC	26-1298094

Statutory-Basis Financial

Statement Schedules

Transamerica Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2016

SCHEDULE I

			Amount at
			Which Shown
		Fair	in the
Type of Investment	Cost (1)	Value	Balance Sheet (2)
Fixed maturities
Bonds:
United States government and government agencies and authorities	$8,179,856	$8,441,228	$8,229,805
States, municipalities and political subdivisions	1,440,915	1,423,882	1,440,864
Foreign governments	399,387	409,234	399,387
Hybrid securities	649,843	636,492	649,822
All other corporate bonds	27,930,336	30,832,582	27,907,174
Preferred stocks	95,648	94,325	95,547

Total fixed maturities	38,695,985	41,837,743	38,722,599
Equity securities
Common stocks:
Industrial, miscellaneous and all other	179,505	194,833	194,833

Total equity securities	179,505	194,833	194,833
Mortgage loans on real estate	5,641,558		5,641,558
Real estate	121,897		121,897
Policy loans	607,746		607,746
Other long-term investments	764,618		764,618
Receivable for Securities	120,312		120,312
Securities Lending	2,303,603		2,303,603
Cash, cash equivalents and short-term investments	1,470,814		1,470,814

Total investments	$49,906,038		$49,947,980

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.
(2)	United States government, state, municipal and political, hybrid and corporate bonds of $42,659 are held at fair value rather than amortized cost due to having an NAIC 6 rating. A preferred stock security is held at its fair value of $3,153 due to having an NAIC 6 rating.

Transamerica Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

						Benefits,
						Claims
	Future Policy		Policy and		Net	Losses and	Other
	Benefits and	Unearned	Contract	Premium	Investment	Settlement	Operating
	Expenses	Premiums	Liabilities	Revenue	Income*	Expenses	Expenses*
Year ended December 31, 2016
Individual life	$14,039,759	$—	$241,127	$1,044,264	$741,186	$1,793,850	$856,746
Individual health	4,102,287	96,408	177,690	128,097	285,489	358,011	164,250
Group life and health	1,920,903	26,223	111,533	646,226	123,645	395,670	313,984
Annuity	17,189,479	—	18,703	12,204,066	1,016,736	11,951,569	2,040,802
Other	—	—	—	—	286,762	—	—

	$37,252,428	$122,631	$549,053	$14,022,653	$2,453,818	$14,499,100	$3,375,782

Year ended December 31, 2015
Individual life	$14,281,360	$—	$294,838	$973,383	$725,919	$2,085,979	$800,784
Individual health	3,825,220	101,563	171,161	247,524	281,181	465,188	259,508
Group life and health	1,893,922	26,260	109,739	664,396	95,206	277,444	307,198
Annuity	15,700,664	—	25,920	12,919,985	1,109,860	8,792,427	5,983,656
Other	—	—	—	—	114,826	—	—

	$35,701,166	$127,823	$601,658	$14,805,288	$2,326,992	$11,621,038	$7,351,146

Year ended December 31, 2014
Individual life	$14,077,989	$—	$235,349	$2,255,406	$784,891	$1,474,878	$2,078,598
Individual health	3,469,272	108,308	173,505	(3,366,284)	233,091	593,464	184,228
Group life and health	2,039,392	26,474	111,607	709,068	167,144	418,964	402,714
Annuity	17,498,115	—	22,001	16,656,874	1,174,388	9,961,398	8,490,721

	$37,084,768	$134,782	$542,462	$16,255,064	$2,359,514	$12,448,704	$11,156,261

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

Transamerica Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

			Assumed		Percentage
		Ceded to	From		of Amount
	Gross	Other	Other	Net	Assumed
	Amount	Companies	Companies	Amount	to Net
Year ended December 31, 2016
Life insurance in force	$529,122,141	$916,395,356	$525,650,271	$138,377,056	380%

Premiums:
Individual life	$2,501,843	$2,887,979	$1,430,399	$1,044,263	137%
Individual health	554,332	431,437	5,202	128,097	4%
Group life and health	820,508	203,774	29,492	646,226	5%
Annuity	10,204,544	(1,953,227)	46,295	12,204,066	0%

	$14,081,227	$1,569,963	$1,511,388	$14,022,652	11%

Year ended December 31, 2015
Life insurance in force	$526,735,949	$884,406,081	$541,956,160	$184,286,028	294%

Premiums:
Individual life	$2,399,330	$2,771,123	$1,345,164	$973,371	138%
Individual health	705,974	468,848	11,260	248,386	5%
Group life and health	864,846	234,779	34,330	664,397	5%
Annuity	13,651,819	826,310	94,476	12,919,985	1%

	$17,621,969	$4,301,060	$1,485,230	$14,806,139	10%

Year ended December 31, 2014
Life insurance in force	$495,242,330	$938,375,587	$580,466,611	$137,333,354	423%

Premiums:
Individual life	$2,671,642	$1,856,326	$1,440,367	$2,255,683	64%
Individual health	638,552	4,021,733	16,898	(3,366,283)	-1%
Group life and health	855,114	185,824	39,779	709,069	6%
Annuity	14,697,625	(1,859,920)	99,330	16,656,875	1%

	$18,862,933	$4,203,963	$1,596,374	$16,255,344	10%

FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA-2L

Years Ended December 31, 2016 and 2015

Transamerica Life Insurance Company

Separate Account VA-2L

Financial Statements

Years Ended December 31, 2016 and 2015

Report of Independent Registered Public Accounting Firm

To the Contract Owners of

Subaccounts of Separate Account VA-2L and

Board of Directors of

Transamerica Life Insurance Company

In our opinion, the accompanying statements of assets and liabilities, and the related statement of operations and change in net assets present fairly, in all material respects, the financial position of the subaccounts Dreyfus Core Value Initial Shares, Dreyfus Core Value Service Shares, Dreyfus Growth and Income Service Shares, Dreyfus International Value Initial Shares, Dreyfus International Value Service Shares, Dreyfus MidCap Stock Initial Shares, Dreyfus MidCap Stock Service Shares, Dreyfus Opportunistic Small Cap Service Shares, Dreyfus Quality Bond Service Shares, Dreyfus Socially Responsible Growth Initial Shares, Dreyfus Socially Responsible Growth Service Shares, Dreyfus Stock Index Initial Shares, Dreyfus Stock Index Service Shares, Dreyfus Technology Growth Initial Shares, Dreyfus Technology Growth Service Shares, Dreyfus VIF Appreciation Initial Shares, Dreyfus VIF Appreciation Service Shares, Dreyfus VIF Government Money Market, Dreyfus VIF Growth and Income Initial Shares, Dreyfus VIF International Equity Initial shares, Dreyfus VIF International Equity Service Shares, Dreyfus VIF Opportunistic Small Cap Initial Shares, Dreyfus VIF Quality Bond Initial Shares, TA Legg Mason Dynamic Allocation - Balanced Service Class, TA Legg Mason Dynamic Allocation - Growth Service Class, TA Managed Risk - Balanced ETF Service Class, TA Managed Risk - Conservative ETF Service Class, TA Managed Risk - Growth ETF Service Class, TA Market Participation Strategy Service Class, TA PIMCO Tactical - Balanced Service Class, TA PIMCO Tactical - Conservative Service Class, TA PIMCO Tactical - Growth Service Class, TA QS Investors Active Asset Allocation - Conservative Service Class, TA QS Investors Active Asset Allocation - Moderate Service Class, TA QS Investors Active Asset Allocation - Moderate Growth Service Class and TA WMC US Growth Initial Class of Separate Account VA-2L as of December 31, 2016, and the results of each of their operations and changes in each of their net assets for the years ended December 31, 2016 and 2015, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Transamerica Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Chicago, Illinois

April 24, 2017

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Assets and Liabilities

December 31, 2016

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Dreyfus Core Value Initial Shares	636,482.035	$9,902,428	$11,189,354	$(8)	$11,189,346	483,711	$23.132277	$23.132277
Dreyfus Core Value Service Shares	581,126.180	9,476,805	10,291,745	9	10,291,754	1,353,080	2.008394	22.484415
Dreyfus Growth and Income Service Shares	167,905.750	4,078,174	4,844,081	(8)	4,844,073	280,771	1.896584	53.273378
Dreyfus International Value Initial Shares	451,161.601	5,157,425	4,376,268	4	4,376,272	258,522	16.928072	16.928072
Dreyfus International Value Service Shares	185,849.164	2,126,510	1,806,454	7	1,806,461	382,203	1.250326	16.450923
Dreyfus MidCap Stock Initial Shares	673,035.946	10,247,636	13,521,292	(2)	13,521,290	468,369	28.868859	28.868859
Dreyfus MidCap Stock Service Shares	306,929.995	4,753,957	6,141,669	19	6,141,688	623,738	2.424491	28.066474
Dreyfus Opportunistic Small Cap Service Shares	68,685.636	2,314,060	3,297,597	(3)	3,297,594	328,233	1.564080	135.099171
Dreyfus Quality Bond Service Shares	698,078.549	7,871,873	8,125,634	5	8,125,639	1,890,946	1.131495	25.692195
Dreyfus Socially Responsible Growth Initial Shares	284,487.799	9,415,957	10,770,708	(5)	10,770,703	209,523	51.405764	51.405764
Dreyfus Socially Responsible Growth Service Shares	53,728.244	1,673,031	2,012,660	(1)	2,012,659	149,126	1.798571	49.351935
Dreyfus Stock Index Initial Shares	977,794.711	30,566,986	44,841,665	(6)	44,841,659	528,850	84.790859	84.790859
Dreyfus Stock Index Service Shares	191,849.736	6,325,376	8,809,740	(20)	8,809,720	791,373	2.097814	81.402274
Dreyfus Technology Growth Initial Shares	714,192.330	7,994,874	12,634,062	20	12,634,082	921,442	13.711208	13.711208
Dreyfus Technology Growth Service Shares	109,157.932	1,263,923	1,842,586	5	1,842,591	275,195	2.121523	13.147858
Dreyfus VIF Appreciation Initial Shares	1,060,684.603	38,539,804	43,498,676	(6)	43,498,670	690,256	63.018130	63.018130
Dreyfus VIF Appreciation Service Shares	273,116.935	10,287,787	11,121,322	(2)	11,121,320	1,217,186	1.807304	60.504357
Dreyfus VIF Government Money Market	32,658,539.680	32,658,540	32,658,540	(6)	32,658,534	25,408,448	0.835049	1.303999
Dreyfus VIF Growth and Income Initial Shares	1,040,094.609	23,552,085	29,965,126	(1)	29,965,125	542,586	55.226449	55.226449
Dreyfus VIF International Equity Initial shares	432,158.489	7,741,431	7,281,871	(1)	7,281,870	273,274	26.646785	26.646785
Dreyfus VIF International Equity Service Shares	76,187.953	1,317,712	1,281,481	5	1,281,486	158,550	1.712928	25.567476
Dreyfus VIF Opportunistic Small Cap Initial Shares	490,560.756	17,750,887	24,253,324	(5)	24,253,319	172,295	140.766540	140.766540
Dreyfus VIF Quality Bond Initial Shares	1,386,659.744	15,714,090	16,210,052	8	16,210,060	606,077	26.745888	26.745888
TA Legg Mason Dynamic Allocation—Balanced Service Class	47,458.135	553,334	531,531	3	531,534	482,519	1.048049	1.107258
TA Legg Mason Dynamic Allocation—Growth Service Class	3,544.936	40,999	41,405	(2)	41,403	36,259	1.085949	1.147306
TA Managed Risk—Balanced ETF Service Class	81,075.481	924,328	900,749	(7)	900,742	784,425	1.091906	1.153598
TA Managed Risk—Conservative ETF Service Class	27,470.577	327,593	321,131	—	321,131	284,996	1.071450	1.131957
TA Managed Risk—Growth ETF Service Class	39,578.205	405,194	377,972	(4)	377,968	312,101	1.151617	1.216653
TA Market Participation Strategy Service Class	134.920	1,615	1,564	(1)	1,563	1,341	1.112919	1.170521
TA PIMCO Tactical—Balanced Service Class	13,750.053	157,798	161,838	—	161,838	139,086	1.111000	1.168514
TA PIMCO Tactical—Conservative Service Class	8,032.999	88,323	91,978	—	91,978	80,760	1.087456	1.143713
TA PIMCO Tactical—Growth Service Class	11,753.372	139,093	134,106	—	134,106	114,047	1.122758	1.180864
TA QS Investors Active Asset Allocation—Conservative Service Class	37,497.438	395,485	384,349	(4)	384,345	358,700	1.018888	1.076464
TA QS Investors Active Asset Allocation—Moderate Service Class	81,307.981	921,514	864,304	2	864,306	795,159	1.033584	1.091977
TA QS Investors Active Asset Allocation—Moderate Growth Service Class	4,833.038	52,987	49,249	(1)	49,248	44,346	1.056010	1.115666
TA WMC US Growth Initial Class	432,101.038	10,048,240	10,067,954	(5)	10,067,949	510,945	2.159610	22.821154

See accompanying notes.

2

Transamerica Life Insurance Company

Separate Account VA-2L

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016

	Dreyfus Core Value Initial Shares Subaccount	Dreyfus Core Value Service Shares Subaccount	Dreyfus Growth and Income Service Shares Subaccount	Dreyfus International Value Initial Shares Subaccount	Dreyfus International Value Service Shares Subaccount
Net Assets as of December 31, 2014:	$12,045,000	$11,693,933	$6,765,444	$5,798,035	$2,621,698

Investment Income:
Reinvested Dividends	93,907	59,440	35,141	122,608	51,601
Investment Expense:
Mortality and Expense Risk and Administrative Charges	157,697	149,151	85,987	76,195	34,604

Net Investment Income (Loss)	(63,790)	(89,711)	(50,846)	46,413	16,997
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,276,487	1,218,269	593,993	—	—
Realized Gain (Loss) on Investments	431,328	347,276	549,638	(75,420)	(32,515)

Net Realized Capital Gains (Losses) on Investments	1,707,815	1,565,545	1,143,631	(75,420)	(32,515)
Net Change in Unrealized Appreciation (Depreciation)	(2,025,169)	(1,849,632)	(1,074,251)	(147,361)	(51,021)

Net Gain (Loss) on Investment	(317,354)	(284,087)	69,380	(222,781)	(83,536)
Net Increase (Decrease) in Net Assets Resulting from Operations	(381,144)	(373,798)	18,534	(176,368)	(66,539)

Increase (Decrease) in Net Assets from Contract Transactions	(1,274,607)	(1,853,031)	(1,427,725)	(787,334)	(487,742)

Total Increase (Decrease) in Net Assets	(1,655,751)	(2,226,829)	(1,409,191)	(963,702)	(554,281)

Net Assets as of December 31, 2015:	$10,389,249	$9,467,104	$5,356,253	$4,834,333	$2,067,417

Investment Income:
Reinvested Dividends	101,022	66,955	46,009	88,492	31,560
Investment Expense:
Mortality and Expense Risk and Administrative Charges	142,381	130,942	66,870	62,114	26,044

Net Investment Income (Loss)	(41,359)	(63,987)	(20,861)	26,378	5,516
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,431,400	1,324,126	570,407	—	—
Realized Gain (Loss) on Investments	153,238	13,447	274,481	(112,015)	(69,349)

Net Realized Capital Gains (Losses) on Investments	1,584,638	1,337,573	844,888	(112,015)	(69,349)
Net Change in Unrealized Appreciation (Depreciation)	96,811	201,043	(465,776)	(55,653)	1,271

Net Gain (Loss) on Investment	1,681,449	1,538,616	379,112	(167,668)	(68,078)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,640,090	1,474,629	358,251	(141,290)	(62,562)

Increase (Decrease) in Net Assets from Contract Transactions	(839,993)	(649,979)	(870,431)	(316,771)	(198,394)

Total Increase (Decrease) in Net Assets	800,097	824,650	(512,180)	(458,061)	(260,956)

Net Assets as of December 31, 2016:	$11,189,346	$10,291,754	$4,844,073	$4,376,272	$1,806,461

See Accompanying Notes.

(1)	See Footnote 1

3

Transamerica Life Insurance Company

Separate Account VA-2L

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016

	Dreyfus MidCap Stock Initial Shares Subaccount	Dreyfus MidCap Stock Service Shares Subaccount	Dreyfus Opportunistic Small Cap Service Shares Subaccount	Dreyfus Quality Bond Service Shares Subaccount	Dreyfus Socially Responsible Growth Initial Shares Subaccount
Net Assets as of December 31, 2014:	$14,578,084	$8,281,183	$3,737,313	$11,496,264	$13,240,517

Investment Income:
Reinvested Dividends	83,338	35,033	—	185,235	129,108
Investment Expense:
Mortality and Expense Risk and Administrative Charges	192,828	103,986	48,968	141,604	170,449

Net Investment Income (Loss)	(109,490)	(68,953)	(48,968)	43,631	(41,341)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,175,462	1,250,339	55,438	—	1,619,640
Realized Gain (Loss) on Investments	790,992	700,374	193,050	190,289	638,026

Net Realized Capital Gains (Losses) on Investments	2,966,454	1,950,713	248,488	190,289	2,257,666
Net Change in Unrealized Appreciation (Depreciation)	(3,339,893)	(2,122,174)	(319,139)	(542,686)	(2,755,800)

Net Gain (Loss) on Investment	(373,439)	(171,461)	(70,651)	(352,397)	(498,134)
Net Increase (Decrease) in Net Assets Resulting from Operations	(482,929)	(240,414)	(119,619)	(308,766)	(539,475)

Increase (Decrease) in Net Assets from Contract Transactions	(1,206,550)	(1,814,012)	(482,886)	(2,240,447)	(1,704,607)

Total Increase (Decrease) in Net Assets	(1,689,479)	(2,054,426)	(602,505)	(2,549,213)	(2,244,082)

Net Assets as of December 31, 2015:	$12,888,605	$6,226,757	$3,134,808	$8,947,051	$10,996,435

Investment Income:
Reinvested Dividends	137,170	52,066	—	132,857	137,434
Investment Expense:
Mortality and Expense Risk and Administrative Charges	179,381	84,268	41,181	120,593	146,492

Net Investment Income (Loss)	(42,211)	(32,202)	(41,181)	12,264	(9,058)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	910,658	435,419	252,405	—	1,044,208
Realized Gain (Loss) on Investments	451,220	268,620	85,773	76,368	245,774

Net Realized Capital Gains (Losses) on Investments	1,361,878	704,039	338,178	76,368	1,289,982
Net Change in Unrealized Appreciation (Depreciation)	384,912	84,744	138,393	(81,210)	(392,768)

Net Gain (Loss) on Investment	1,746,790	788,783	476,571	(4,842)	897,214
Net Increase (Decrease) in Net Assets Resulting from Operations	1,704,579	756,581	435,390	7,422	888,156

Increase (Decrease) in Net Assets from Contract Transactions	(1,071,894)	(841,650)	(272,604)	(828,834)	(1,113,888)

Total Increase (Decrease) in Net Assets	632,685	(85,069)	162,786	(821,412)	(225,732)

Net Assets as of December 31, 2016:	$13,521,290	$6,141,688	$3,297,594	$8,125,639	$10,770,703

See Accompanying Notes.

(1)	See Footnote 1

4

Transamerica Life Insurance Company

Separate Account VA-2L

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016

	Dreyfus Socially Responsible Growth Service Shares Subaccount	Dreyfus Stock Index Initial Shares Subaccount	Dreyfus Stock Index Service Shares Subaccount	Dreyfus Technology Growth Initial Shares Subaccount	Dreyfus Technology Growth Service Shares Subaccount
Net Assets as of December 31, 2014:	$2,395,634	$48,523,211	$11,606,375	$14,099,131	$2,158,258

Investment Income:
Reinvested Dividends	18,707	839,682	166,067	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	32,444	647,607	150,227	188,248	28,952

Net Investment Income (Loss)	(13,737)	192,075	15,840	(188,248)	(28,952)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	301,735	1,308,057	301,133	1,399,178	224,633
Realized Gain (Loss) on Investments	74,775	2,136,653	723,169	1,051,000	178,006

Net Realized Capital Gains (Losses) on Investments	376,510	3,444,710	1,024,302	2,450,178	402,639
Net Change in Unrealized Appreciation (Depreciation)	(475,203)	(3,750,063)	(1,087,163)	(1,620,669)	(281,216)

Net Gain (Loss) on Investment	(98,693)	(305,353)	(62,861)	829,509	121,423
Net Increase (Decrease) in Net Assets Resulting from Operations	(112,430)	(113,278)	(47,021)	641,261	92,471

Increase (Decrease) in Net Assets from Contract Transactions	(104,712)	(4,264,694)	(1,461,484)	(1,691,209)	(288,982)

Total Increase (Decrease) in Net Assets	(217,142)	(4,377,972)	(1,508,505)	(1,049,948)	(196,511)

Net Assets as of December 31, 2015:	$2,178,492	$44,145,239	$10,097,870	$13,049,183	$1,961,747

Investment Income:
Reinvested Dividends	22,218	883,285	162,031	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	28,449	607,412	128,360	175,112	25,882

Net Investment Income (Loss)	(6,231)	275,873	33,671	(175,112)	(25,882)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	212,835	1,547,297	342,242	619,758	98,367
Realized Gain (Loss) on Investments	98,066	1,922,755	733,821	625,620	108,964

Net Realized Capital Gains (Losses) on Investments	310,901	3,470,052	1,076,063	1,245,378	207,331
Net Change in Unrealized Appreciation (Depreciation)	(137,909)	528,183	(280,600)	(681,367)	(129,021)

Net Gain (Loss) on Investment	172,992	3,998,235	795,463	564,011	78,310
Net Increase (Decrease) in Net Assets Resulting from Operations	166,761	4,274,108	829,134	388,899	52,428

Increase (Decrease) in Net Assets from Contract Transactions	(332,594)	(3,577,688)	(2,117,284)	(804,000)	(171,584)

Total Increase (Decrease) in Net Assets	(165,833)	696,420	(1,288,150)	(415,101)	(119,156)

Net Assets as of December 31, 2016:	$2,012,659	$44,841,659	$8,809,720	$12,634,082	$1,842,591

See Accompanying Notes.

(1)	See Footnote 1

5

Transamerica Life Insurance Company

Separate Account VA-2L

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016

	Dreyfus VIF Appreciation Initial Shares Subaccount	Dreyfus VIF Appreciation Service Shares Subaccount	Dreyfus VIF Government Money Market Subaccount	Dreyfus VIF Growth and Income Initial Shares Subaccount	Dreyfus VIF International Equity Initial shares Subaccount
Net Assets as of December 31, 2014:	$51,752,546	$14,094,378	$44,942,453	$33,112,415	$9,644,699

Investment Income:
Reinvested Dividends	815,256	188,707	170	268,508	310,923
Investment Expense:
Mortality and Expense Risk and Administrative Charges	672,033	181,065	573,563	442,823	129,079

Net Investment Income (Loss)	143,223	7,642	(573,393)	(174,315)	181,844
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,323,260	639,784	—	2,902,561	—
Realized Gain (Loss) on Investments	2,009,141	577,419	—	1,582,076	78,559

Net Realized Capital Gains (Losses) on Investments	4,332,401	1,217,203	—	4,484,637	78,559
Net Change in Unrealized Appreciation (Depreciation)	(6,311,880)	(1,729,532)	—	(4,214,061)	(220,703)

Net Gain (Loss) on Investment	(1,979,479)	(512,329)	—	270,576	(142,144)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,836,256)	(504,687)	(573,393)	96,261	39,700

Increase (Decrease) in Net Assets from Contract Transactions	(5,440,748)	(1,777,318)	(6,745,876)	(3,302,030)	(1,120,030)

Total Increase (Decrease) in Net Assets	(7,277,004)	(2,282,005)	(7,319,269)	(3,205,769)	(1,080,330)

Net Assets as of December 31, 2015:	$44,475,542	$11,812,373	$37,623,184	$29,906,646	$8,564,369

Investment Income:
Reinvested Dividends	716,236	157,582	4,549	350,935	72,941
Investment Expense:
Mortality and Expense Risk and Administrative Charges	604,529	156,332	493,194	400,533	108,971

Net Investment Income (Loss)	111,707	1,250	(488,645)	(49,598)	(36,030)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,413,807	1,710,754	—	3,328,203	—
Realized Gain (Loss) on Investments	826,315	229,520	—	822,239	(55,297)

Net Realized Capital Gains (Losses) on Investments	7,240,122	1,940,274	—	4,150,442	(55,297)
Net Change in Unrealized Appreciation (Depreciation)	(4,654,686)	(1,275,526)	—	(1,729,802)	(491,152)

Net Gain (Loss) on Investment	2,585,436	664,748	—	2,420,640	(546,449)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,697,143	665,998	(488,645)	2,371,042	(582,479)

Increase (Decrease) in Net Assets from Contract Transactions	(3,674,015)	(1,357,051)	(4,476,005)	(2,312,563)	(700,020)

Total Increase (Decrease) in Net Assets	(976,872)	(691,053)	(4,964,650)	58,479	(1,282,499)

Net Assets as of December 31, 2016:	$43,498,670	$11,121,320	$32,658,534	$29,965,125	$7,281,870

See Accompanying Notes.

(1)	See Footnote 1

6

Transamerica Life Insurance Company

Separate Account VA-2L

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016

	Dreyfus VIF International Equity Service Shares Subaccount	Dreyfus VIF Opportunistic Small Cap Initial Shares Subaccount	Dreyfus VIF Quality Bond Initial Shares Subaccount	TA Legg Mason Dynamic Allocation - Balanced Service Class Subaccount	TA Legg Mason Dynamic Allocation - Growth Service Class Subaccount
Net Assets as of December 31, 2014:	$1,930,943	$25,879,868	$21,103,451	$412,789	$191,566

Investment Income:
Reinvested Dividends	60,401	—	395,703	3,206	1,264
Investment Expense:
Mortality and Expense Risk and Administrative Charges	25,590	344,559	269,780	5,486	2,350

Net Investment Income (Loss)	34,811	(344,559)	125,923	(2,280)	(1,086)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	375,159	—	—	—
Realized Gain (Loss) on Investments	49,471	846,226	313,764	24,933	17,965

Net Realized Capital Gains (Losses) on Investments	49,471	1,221,385	313,764	24,933	17,965
Net Change in Unrealized Appreciation (Depreciation)	(65,780)	(1,701,316)	(1,005,627)	(36,756)	(23,868)

Net Gain (Loss) on Investment	(16,309)	(479,931)	(691,863)	(11,823)	(5,903)
Net Increase (Decrease) in Net Assets Resulting from Operations	18,502	(824,490)	(565,940)	(14,103)	(6,989)

Increase (Decrease) in Net Assets from Contract Transactions	(368,932)	(2,393,750)	(2,477,259)	32,299	(131,849)

Total Increase (Decrease) in Net Assets	(350,430)	(3,218,240)	(3,043,199)	18,196	(138,838)

Net Assets as of December 31, 2015:	$1,580,513	$22,661,628	$18,060,252	$430,985	$52,728

Investment Income:
Reinvested Dividends	9,207	—	309,899	6,145	422
Investment Expense:
Mortality and Expense Risk and Administrative Charges	19,577	301,034	242,251	7,043	643

Net Investment Income (Loss)	(10,370)	(301,034)	67,648	(898)	(221)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	1,757,366	—	12,061	776
Realized Gain (Loss) on Investments	2,147	389,059	160,478	1,857	1,235

Net Realized Capital Gains (Losses) on Investments	2,147	2,146,425	160,478	13,918	2,011
Net Change in Unrealized Appreciation (Depreciation)	(99,792)	1,411,905	(170,352)	(23,368)	(2,873)

Net Gain (Loss) on Investment	(97,645)	3,558,330	(9,874)	(9,450)	(862)
Net Increase (Decrease) in Net Assets Resulting from Operations	(108,015)	3,257,296	57,774	(10,348)	(1,083)

Increase (Decrease) in Net Assets from Contract Transactions	(191,012)	(1,665,605)	(1,907,966)	110,897	(10,242)

Total Increase (Decrease) in Net Assets	(299,027)	1,591,691	(1,850,192)	100,549	(11,325)

Net Assets as of December 31, 2016:	$1,281,486	$24,253,319	$16,210,060	$531,534	$41,403

See Accompanying Notes.

(1)	See Footnote 1

7

Transamerica Life Insurance Company

Separate Account VA-2L

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016

	TA Managed Risk - Balanced ETF Service Class Subaccount	TA Managed Risk - Conservative ETF Service Class Subaccount	TA Managed Risk - Growth ETF Service Class Subaccount	TA Market Participation Strategy Service Class Subaccount	TA PIMCO Tactical - Balanced Service Class Subaccount
Net Assets as of December 31, 2014:	$1,114,212	$596,454	$446,290	$—	$114,411

Investment Income:
Reinvested Dividends	12,653	4,839	7,223	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,771	4,905	7,087	20	2,125

Net Investment Income (Loss)	(2,118)	(66)	136	(20)	(2,125)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	39,839	14,147	42,173	55	4,673
Realized Gain (Loss) on Investments	14,353	6,704	1,509	—	2,010

Net Realized Capital Gains (Losses) on Investments	54,192	20,851	43,682	55	6,683
Net Change in Unrealized Appreciation (Depreciation)	(83,253)	(27,275)	(70,267)	(91)	(10,516)

Net Gain (Loss) on Investment	(29,061)	(6,424)	(26,585)	(36)	(3,833)
Net Increase (Decrease) in Net Assets Resulting from Operations	(31,179)	(6,490)	(26,449)	(56)	(5,958)

Increase (Decrease) in Net Assets from Contract Transactions	(95,815)	(197,937)	112,686	1,580	77,858

Total Increase (Decrease) in Net Assets	(126,994)	(204,427)	86,237	1,524	71,900

Net Assets as of December 31, 2015:	$987,218	$392,027	$532,527	$1,524	$186,311

Investment Income:
Reinvested Dividends	15,257	5,355	6,025	2	462
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,843	4,593	5,782	22	2,337

Net Investment Income (Loss)	2,414	762	243	(20)	(1,875)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	7,487	2,997	—	22	—
Realized Gain (Loss) on Investments	(371)	(10,575)	(42,255)	(1)	1,318

Net Realized Capital Gains (Losses) on Investments	7,116	(7,578)	(42,255)	21	1,318
Net Change in Unrealized Appreciation (Depreciation)	11,059	14,644	50,537	40	6,710

Net Gain (Loss) on Investment	18,175	7,066	8,282	61	8,028
Net Increase (Decrease) in Net Assets Resulting from Operations	20,589	7,828	8,525	41	6,153

Increase (Decrease) in Net Assets from Contract Transactions	(107,065)	(78,724)	(163,084)	(2)	(30,626)

Total Increase (Decrease) in Net Assets	(86,476)	(70,896)	(154,559)	39	(24,473)

Net Assets as of December 31, 2016:	$900,742	$321,131	$377,968	$1,563	$161,838

See Accompanying Notes.

(1)	See Footnote 1

8

Transamerica Life Insurance Company

Separate Account VA-2L

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016

	TA PIMCO Tactical - Conservative Service Class Subaccount	TA PIMCO Tactical - Growth Service Class Subaccount	TA QS Investors Active Asset Allocation - Conservative Service Class Subaccount	TA QS Investors Active Asset Allocation - Moderate Service Class Subaccount
Net Assets as of December 31, 2014:	$44,026	$7,912	$283,986	$1,292,608

Investment Income:
Reinvested Dividends	109	—	3,150	9,210
Investment Expense:
Mortality and Expense Risk and Administrative Charges	796	1,387	4,666	16,134

Net Investment Income (Loss)	(687)	(1,387)	(1,516)	(6,924)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	868	3,636	9,121	38,181
Realized Gain (Loss) on Investments	506	215	6	36,026

Net Realized Capital Gains (Losses) on Investments	1,374	3,851	9,127	74,207
Net Change in Unrealized Appreciation (Depreciation)	(2,224)	(12,751)	(20,185)	(124,907)

Net Gain (Loss) on Investment	(850)	(8,900)	(11,058)	(50,700)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,537)	(10,287)	(12,574)	(57,624)

Increase (Decrease) in Net Assets from Contract Transactions	63,472	146,185	155,472	(375,460)

Total Increase (Decrease) in Net Assets	61,935	135,898	142,898	(433,084)

Net Assets as of December 31, 2015:	$105,961	$143,810	$426,884	$859,524

Investment Income:
Reinvested Dividends	511	—	5,361	10,738
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,513	1,912	5,775	11,963

Net Investment Income (Loss)	(1,002)	(1,912)	(414)	(1,225)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—
Realized Gain (Loss) on Investments	1,615	(357)	(1,078)	(675)

Net Realized Capital Gains (Losses) on Investments	1,615	(357)	(1,078)	(675)
Net Change in Unrealized Appreciation (Depreciation)	4,217	7,055	7,729	8,134

Net Gain (Loss) on Investment	5,832	6,698	6,651	7,459
Net Increase (Decrease) in Net Assets Resulting from Operations	4,830	4,786	6,237	6,234

Increase (Decrease) in Net Assets from Contract Transactions	(18,813)	(14,490)	(48,776)	(1,452)

Total Increase (Decrease) in Net Assets	(13,983)	(9,704)	(42,539)	4,782

Net Assets as of December 31, 2016:	$91,978	$134,106	$384,345	$864,306

See Accompanying Notes.

(1)	See Footnote 1

9

Transamerica Life Insurance Company

Separate Account VA-2L

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016

	TA QS Investors Active Asset Allocation - Moderate Growth Service Class Subaccount	TA WMC US Growth Initial Class Subaccount
Net Assets as of December 31, 2014:	$44,100	$11,327,407

Investment Income:
Reinvested Dividends	428	83,275
Investment Expense:
Mortality and Expense Risk and Administrative Charges	701	158,197

Net Investment Income (Loss)	(273)	(74,922)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,488	3,653,487
Realized Gain (Loss) on Investments	775	326,852

Net Realized Capital Gains (Losses) on Investments	3,263	3,980,339
Net Change in Unrealized Appreciation (Depreciation)	(6,396)	(3,303,150)

Net Gain (Loss) on Investment	(3,133)	677,189
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,406)	602,267

Increase (Decrease) in Net Assets from Contract Transactions	276	(1,027,020)

Total Increase (Decrease) in Net Assets	(3,130)	(424,753)

Net Assets as of December 31, 2015:	$40,970	$10,902,654

Investment Income:
Reinvested Dividends	522	41,919
Investment Expense:
Mortality and Expense Risk and Administrative Charges	646	143,905

Net Investment Income (Loss)	(124)	(101,986)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	433,138
Realized Gain (Loss) on Investments	(1,348)	37,608

Net Realized Capital Gains (Losses) on Investments	(1,348)	470,746
Net Change in Unrealized Appreciation (Depreciation)	1,829	(242,529)

Net Gain (Loss) on Investment	481	228,217
Net Increase (Decrease) in Net Assets Resulting from Operations	357	126,231

Increase (Decrease) in Net Assets from Contract Transactions	7,921	(960,936)

Total Increase (Decrease) in Net Assets	8,278	(834,705)

Net Assets as of December 31, 2016:	$49,248	$10,067,949

See Accompanying Notes.

(1)	See Footnote 1

10

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2016

1. Organization

Separate Account VA-2L (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Dreyfus/Transamerica Triple Advantage® Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Dreyfus Variable Investments Fund:	Dreyfus Variable Investments Fund:
Dreyfus Core Value Initial Shares	Dreyfus Core Value Portfolio Initial Shares
Dreyfus Core Value Service Shares	Dreyfus Core Value Portfolio Service Shares
Dreyfus Growth and Income Service Shares	Dreyfus Growth and Income Portfolio Service Shares
Dreyfus International Value Initial Shares	Dreyfus International Value Portfolio Initial Shares
Dreyfus International Value Service Shares	Dreyfus International Value Portfolio Service Shares
Dreyfus MidCap Stock Initial Shares	Dreyfus MidCap Stock Portfolio Initial Shares
Dreyfus MidCap Stock Service Shares	Dreyfus MidCap Stock Portfolio Service Shares
Dreyfus Opportunistic Small Cap Service Shares	Dreyfus Opportunistic Small Cap Portfolio Service Shares
Dreyfus Quality Bond Service Shares	Dreyfus Quality Bond Portfolio Service Shares
Dreyfus Socially Responsible Growth Initial Shares	Dreyfus Socially Responsible Growth Portfolio Initial Shares
Dreyfus Socially Responsible Growth Service Shares	Dreyfus Socially Responsible Growth Portfolio Service Shares
Dreyfus Stock Index Initial Shares	Dreyfus Stock Index Portfolio Initial Shares
Dreyfus Stock Index Service Shares	Dreyfus Stock Index Portfolio Service Shares
Dreyfus Technology Growth Initial Shares	Dreyfus Technology Growth Portfolio Initial Shares
Dreyfus Technology Growth Service Shares	Dreyfus Technology Growth Portfolio Service Shares
Dreyfus VIF Appreciation Initial Shares	Dreyfus VIF Appreciation Portfolio Initial Shares
Dreyfus VIF Appreciation Service Shares	Dreyfus VIF Appreciation Portfolio Service Shares
Dreyfus VIF Growth and Income Initial Shares	Dreyfus VIF Growth and Income Portfolio Initial Shares
Dreyfus VIF International Equity Initial shares	Dreyfus VIF International Equity Portfolio Initial shares
Dreyfus VIF International Equity Service Shares	Dreyfus VIF International Equity Portfolio Service Shares
Dreyfus VIF Government Money Market	Dreyfus VIF Government Money Market Portfolio
Dreyfus VIF Opportunistic Small Cap Initial Shares	Dreyfus VIF Opportunistic Small Cap Portfolio Initial Shares
Dreyfus VIF Quality Bond Initial Shares	Dreyfus VIF Quality Bond Portfolio Initial Shares
Transamerica Series Trust:	Transamerica Series Trust:
TA Legg Mason Dynamic Allocation - Balanced Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP Service Class
TA Legg Mason Dynamic Allocation - Growth Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP Service Class
TA Managed Risk - Balanced ETF Service Class	Transamerica Managed Risk - Balanced ETF VP Service Class
TA Managed Risk - Conservative ETF Service Class	Transamerica Managed Risk - Conservative ETF VP Service Class

11

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2016

1. Organization (continued)

Subaccount Investment by Mutual Fund (continued):

Subaccount	Mutual Fund
Transamerica Series Trust:	Transamerica Series Trust:
TA Managed Risk - Growth ETF Service Class	Transamerica Managed Risk - Growth ETF VP Service Class
TA Market Participation Strategy Service Class	Transamerica Market Participation Strategy VP Service Class
TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class
TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class
TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class
TA QS Investors Active Asset Allocation - Conservative Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP Service Class
TA QS Investors Active Asset Allocation - Moderate Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP Service Class
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP Service Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA Market Participation Strategy Service Class	September 17, 2012
TA PIMCO Tactical - Balanced Service Class	September 17, 2012
TA PIMCO Tactical - Conservative Service Class	September 17, 2012
TA PIMCO Tactical - Growth Service Class	September 17, 2012
TA Legg Mason Dynamic Allocation - Balanced Service Class	May 1, 2012
TA Legg Mason Dynamic Allocation - Growth Service Class	May 1, 2012
TA Managed Risk - Balanced ETF Service Class	May 1, 2012
TA Managed Risk - Conservative ETF Service Class	May 1, 2012
TA Managed Risk - Growth ETF Service Class	May 1, 2012
TA QS Investors Active Asset Allocation - Conservative Service Class	May 1, 2012
TA QS Investors Active Asset Allocation - Moderate Service Class	May 1, 2012
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	May 1, 2012

The following subaccount name changes were made effective during the fiscal year ended December 31, 2016:

Subaccount	Formerly
Dreyfus VIF Government Money Market	Dreyfus VIF Money Market

12

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2016

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2016.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2016.

13

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2016

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2016 were as follows:

Subaccount	Purchases	Sales
Dreyfus Core Value Initial Shares	$1,909,787	$1,359,740
Dreyfus Core Value Service Shares	1,566,304	956,147
Dreyfus Growth and Income Service Shares	778,105	1,098,990
Dreyfus International Value Initial Shares	220,489	510,883
Dreyfus International Value Service Shares	134,389	327,269
Dreyfus MidCap Stock Initial Shares	1,226,944	1,430,391
Dreyfus MidCap Stock Service Shares	520,561	958,996
Dreyfus Opportunistic Small Cap Service Shares	306,225	367,604
Dreyfus Quality Bond Service Shares	334,864	1,151,438
Dreyfus Socially Responsible Growth Initial Shares	1,189,730	1,268,467
Dreyfus Socially Responsible Growth Service Shares	238,270	364,260
Dreyfus Stock Index Initial Shares	3,592,100	5,346,622
Dreyfus Stock Index Service Shares	567,935	2,309,305
Dreyfus Technology Growth Initial Shares	927,723	1,287,078
Dreyfus Technology Growth Service Shares	146,495	245,596
Dreyfus VIF Appreciation Initial Shares	7,297,240	4,445,738
Dreyfus VIF Appreciation Service Shares	2,082,596	1,727,647
Dreyfus VIF Government Money Market	1,950,923	6,915,554
Dreyfus VIF Growth and Income Initial Shares	4,040,189	3,074,145
Dreyfus VIF International Equity Initial shares	344,260	1,080,311
Dreyfus VIF International Equity Service Shares	100,051	301,431
Dreyfus VIF Opportunistic Small Cap Initial Shares	1,849,563	2,058,833
Dreyfus VIF Quality Bond Initial Shares	651,880	2,492,197
TA Legg Mason Dynamic Allocation - Balanced Service Class	166,676	44,615
TA Legg Mason Dynamic Allocation - Growth Service Class	1,199	10,885
TA Managed Risk - Balanced ETF Service Class	41,552	138,704
TA Managed Risk - Conservative ETF Service Class	56,633	131,598
TA Managed Risk - Growth ETF Service Class	34,449	197,290
TA Market Participation Strategy Service Class	26	24
TA PIMCO Tactical - Balanced Service Class	4,389	36,891
TA PIMCO Tactical - Conservative Service Class	18,082	37,896
TA PIMCO Tactical - Growth Service Class	—	16,402
TA QS Investors Active Asset Allocation - Conservative Service Class	5,362	54,548
TA QS Investors Active Asset Allocation - Moderate Service Class	61,548	64,225
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	18,277	10,480
TA WMC US Growth Initial Class	584,382	1,214,162

14

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Dreyfus Core Value Initial Shares	18,606	(58,991)	(40,385)	30,013	(91,821)	(61,808)
Dreyfus Core Value Service Shares	25,245	(131,509)	(106,264)	13,992	(300,403)	(286,411)
Dreyfus Growth and Income Service Shares	15,559	(94,073)	(78,514)	31,482	(202,462)	(170,980)
Dreyfus International Value Initial Shares	8,575	(27,629)	(19,054)	10,073	(51,876)	(41,803)
Dreyfus International Value Service Shares	28,407	(80,958)	(52,551)	13,717	(94,013)	(80,296)
Dreyfus MidCap Stock Initial Shares	7,486	(47,535)	(40,049)	25,458	(71,190)	(45,732)
Dreyfus MidCap Stock Service Shares	6,869	(73,790)	(66,921)	8,031	(244,213)	(236,182)
Dreyfus Opportunistic Small Cap Service Shares	10,270	(85,498)	(75,228)	11,906	(53,551)	(41,645)
Dreyfus Quality Bond Service Shares	93,133	(185,457)	(92,324)	18,513	(620,205)	(601,692)
Dreyfus Socially Responsible Growth Initial Shares	287	(23,617)	(23,330)	6,002	(40,817)	(34,815)
Dreyfus Socially Responsible Growth Service Shares	861	(54,795)	(53,934)	3,084	(12,482)	(9,398)
Dreyfus Stock Index Initial Shares	15,225	(59,954)	(44,729)	12,256	(67,318)	(55,062)
Dreyfus Stock Index Service Shares	2,891	(150,601)	(147,710)	10,620	(216,958)	(206,338)
Dreyfus Technology Growth Initial Shares	23,763	(85,259)	(61,496)	13,105	(142,034)	(128,929)
Dreyfus Technology Growth Service Shares	4,883	(44,944)	(40,061)	6,993	(51,671)	(44,678)
Dreyfus VIF Appreciation Initial Shares	3,135	(63,933)	(60,798)	13,620	(103,164)	(89,544)
Dreyfus VIF Appreciation Service Shares	13,469	(132,053)	(118,584)	16,611	(203,124)	(186,513)
Dreyfus VIF Government Money Market	1,658,102	(5,133,341)	(3,475,239)	1,625,423	(6,817,069)	(5,191,646)
Dreyfus VIF Growth and Income Initial Shares	7,754	(52,818)	(45,064)	16,599	(80,772)	(64,173)
Dreyfus VIF International Equity Initial shares	10,555	(36,706)	(26,151)	15,324	(53,010)	(37,686)
Dreyfus VIF International Equity Service Shares	13,438	(43,980)	(30,542)	4,145	(40,020)	(35,875)
Dreyfus VIF Opportunistic Small Cap Initial Shares	885	(14,465)	(13,580)	3,056	(21,755)	(18,699)
Dreyfus VIF Quality Bond Initial Shares	13,606	(83,604)	(69,998)	47,847	(138,007)	(90,160)
TA Legg Mason Dynamic Allocation - Balanced Service Class	132,745	(33,288)	99,457	210,948	(182,090)	28,858
TA Legg Mason Dynamic Allocation - Growth Service Class	—	(8,830)	(8,830)	8,664	(120,348)	(111,684)
TA Managed Risk - Balanced ETF Service Class	16,748	(112,024)	(95,276)	68,710	(150,839)	(82,129)

15

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA Managed Risk - Conservative ETF Service Class	43,019	(115,129)	(72,110)	130,906	(305,939)	(175,033)
TA Managed Risk - Growth ETF Service Class	25,106	(166,923)	(141,817)	137,545	(45,598)	91,947
TA Market Participation Strategy Service Class	—	(2)	(2)	1,345	(2)	1,343
TA PIMCO Tactical - Balanced Service Class	3,335	(30,659)	(27,324)	86,264	(18,068)	68,196
TA PIMCO Tactical - Conservative Service Class	15,772	(31,336)	(15,564)	61,330	(3,656)	57,674
TA PIMCO Tactical - Growth Service Class	—	(12,445)	(12,445)	123,542	(3,676)	119,866
TA QS Investors Active Asset Allocation - Conservative Service Class	—	(44,614)	(44,614)	151,068	(6,108)	144,960
TA QS Investors Active Asset Allocation - Moderate Service Class	46,769	(48,506)	(1,737)	229,861	(564,276)	(334,415)
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	16,088	(8,841)	7,247	10,149	(9,858)	291
TA WMC US Growth Initial Class	6,468	(60,996)	(54,528)	7,420	(64,036)	(56,616)

16

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
Dreyfus Core Value Initial Shares	$387,259	$(1,227,252)	$(839,993)	$612,279	$(1,886,886)	$(1,274,607)
Dreyfus Core Value Service Shares	183,719	(833,698)	(649,979)	182,351	(2,035,382)	(1,853,031)
Dreyfus Growth and Income Service Shares	164,133	(1,034,564)	(870,431)	147,372	(1,575,097)	(1,427,725)
Dreyfus International Value Initial Shares	142,561	(459,332)	(316,771)	184,587	(971,921)	(787,334)
Dreyfus International Value Service Shares	106,152	(304,546)	(198,394)	38,186	(525,928)	(487,742)
Dreyfus MidCap Stock Initial Shares	195,718	(1,267,612)	(1,071,894)	678,490	(1,885,040)	(1,206,550)
Dreyfus MidCap Stock Service Shares	36,586	(878,236)	(841,650)	89,152	(1,903,164)	(1,814,012)
Dreyfus Opportunistic Small Cap Service Shares	57,655	(330,259)	(272,604)	67,311	(550,197)	(482,886)
Dreyfus Quality Bond Service Shares	213,642	(1,042,476)	(828,834)	99,488	(2,339,935)	(2,240,447)
Dreyfus Socially Responsible Growth Initial Shares	13,308	(1,127,196)	(1,113,888)	297,503	(2,002,110)	(1,704,607)
Dreyfus Socially Responsible Growth Service Shares	4,264	(336,858)	(332,594)	73,393	(178,105)	(104,712)
Dreyfus Stock Index Initial Shares	1,214,289	(4,791,977)	(3,577,688)	954,267	(5,218,961)	(4,264,694)
Dreyfus Stock Index Service Shares	67,413	(2,184,697)	(2,117,284)	522,710	(1,984,194)	(1,461,484)
Dreyfus Technology Growth Initial Shares	321,222	(1,125,222)	(804,000)	174,520	(1,865,729)	(1,691,209)
Dreyfus Technology Growth Service Shares	50,129	(221,713)	(171,584)	62,252	(351,234)	(288,982)
Dreyfus VIF Appreciation Initial Shares	188,490	(3,862,505)	(3,674,015)	824,850	(6,265,598)	(5,440,748)
Dreyfus VIF Appreciation Service Shares	222,027	(1,579,078)	(1,357,051)	284,073	(2,061,391)	(1,777,318)
Dreyfus VIF Government Money Market	2,022,014	(6,498,019)	(4,476,005)	2,132,740	(8,878,616)	(6,745,876)
Dreyfus VIF Growth and Income Initial Shares	395,114	(2,707,677)	(2,312,563)	845,410	(4,147,440)	(3,302,030)
Dreyfus VIF International Equity Initial shares	286,930	(986,950)	(700,020)	448,441	(1,568,471)	(1,120,030)
Dreyfus VIF International Equity Service Shares	93,124	(284,136)	(191,012)	66,938	(435,870)	(368,932)
Dreyfus VIF Opportunistic Small Cap Initial Shares	107,083	(1,772,688)	(1,665,605)	399,724	(2,793,474)	(2,393,750)
Dreyfus VIF Quality Bond Initial Shares	368,722	(2,276,688)	(1,907,966)	1,314,856	(3,792,115)	(2,477,259)
TA Legg Mason Dynamic Allocation - Balanced Service Class	148,547	(37,650)	110,897	246,369	(214,070)	32,299
TA Legg Mason Dynamic Allocation - Growth Service Class	—	(10,242)	(10,242)	10,492	(142,341)	(131,849)
TA Managed Risk - Balanced ETF Service Class	19,116	(126,181)	(107,065)	79,853	(175,668)	(95,815)
TA Managed Risk - Conservative ETF Service Class	48,362	(127,086)	(78,724)	145,545	(343,482)	(197,937)

17

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA Managed Risk - Growth ETF Service Class	$28,908	$(191,992)	$(163,084)	$169,746	$(57,060)	$112,686
TA Market Participation Strategy Service Class	—	(2)	(2)	1,581	(1)	1,580
TA PIMCO Tactical - Balanced Service Class	3,934	(34,560)	(30,626)	99,042	(21,184)	77,858
TA PIMCO Tactical - Conservative Service Class	17,587	(36,400)	(18,813)	67,669	(4,197)	63,472
TA PIMCO Tactical - Growth Service Class	—	(14,490)	(14,490)	150,341	(4,156)	146,185
TA QS Investors Active Asset Allocation - Conservative Service Class	—	(48,776)	(48,776)	162,136	(6,664)	155,472
TA QS Investors Active Asset Allocation - Moderate Service Class	51,005	(52,457)	(1,452)	259,288	(634,748)	(375,460)
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	17,764	(9,843)	7,921	12,077	(11,801)	276
TA WMC US Growth Initial Class	119,322	(1,080,258)	(960,936)	165,304	(1,192,324)	(1,027,020)

18

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2016

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Dreyfus Core Value Initial Shares
12/31/2016	483,711	$23.13	to	$23.13	$11,189,346	0.98%	1.40%	to	1.40%	16.69%	to	16.69%
12/31/2015	524,096	19.82	to	19.82	10,389,249	0.83	1.40	to	1.40	(3.57)	to	(3.57)
12/31/2014	585,904	20.56	to	20.56	12,045,000	0.92	1.40	to	1.40	8.79	to	8.79
12/31/2013	631,031	18.90	to	18.90	11,924,726	1.26	1.40	to	1.40	35.97	to	35.97
12/31/2012	706,008	13.90	to	13.90	9,812,201	0.89	1.40	to	1.40	16.70	to	16.70
Dreyfus Core Value Service Shares
12/31/2016	1,353,080	2.05	to	2.14	10,291,754	0.71	1.30	to	2.50	16.49	to	15.13
12/31/2015	1,459,344	1.76	to	1.86	9,467,104	0.56	1.30	to	2.50	(3.75)	to	(4.88)
12/31/2014	1,745,755	1.83	to	1.96	11,693,933	0.66	1.30	to	2.50	8.67	to	7.40
12/31/2013	2,246,381	1.68	to	1.82	13,874,373	1.00	1.30	to	2.50	35.76	to	34.17
12/31/2012	2,502,970	1.24	to	1.36	11,388,828	0.69	1.30	to	2.50	16.50	to	15.13
Dreyfus Growth and Income Service Shares
12/31/2016	280,771	1.94	to	2.03	4,844,073	0.96	1.30	to	2.50	8.37	to	7.11
12/31/2015	359,285	1.79	to	1.90	5,356,253	0.57	1.30	to	2.50	0.02	to	(1.15)
12/31/2014	530,265	1.79	to	1.92	6,765,444	0.52	1.30	to	2.50	8.42	to	7.15
12/31/2013	726,490	1.65	to	1.79	7,675,099	0.65	1.30	to	2.50	34.68	to	33.10
12/31/2012	876,014	1.22	to	1.35	7,079,813	1.18	1.30	to	2.50	16.25	to	14.88
Dreyfus International Value Initial Shares
12/31/2016	258,522	16.93	to	16.93	4,376,272	1.98	1.40	to	1.40	(2.80)	to	(2.80)
12/31/2015	277,576	17.42	to	17.42	4,834,333	2.24	1.40	to	1.40	(4.06)	to	(4.06)
12/31/2014	319,379	18.15	to	18.15	5,798,035	1.64	1.40	to	1.40	(10.57)	to	(10.57)
12/31/2013	344,142	20.30	to	20.30	6,986,165	2.06	1.40	to	1.40	21.30	to	21.30
12/31/2012	384,193	16.74	to	16.74	6,429,888	2.99	1.40	to	1.40	11.10	to	11.10
Dreyfus International Value Service Shares
12/31/2016	382,203	1.28	to	1.39	1,806,461	1.69	1.30	to	2.50	(2.84)	to	(3.98)
12/31/2015	434,754	1.32	to	1.45	2,067,417	2.08	1.30	to	2.50	(4.22)	to	(5.35)
12/31/2014	515,050	1.37	to	1.53	2,621,698	1.38	1.30	to	2.50	(10.73)	to	(11.78)
12/31/2013	675,840	1.54	to	1.74	3,516,858	2.05	1.30	to	2.50	21.12	to	19.70
12/31/2012	781,596	1.27	to	1.45	3,737,711	2.60	1.30	to	2.50	10.97	to	9.67
Dreyfus MidCap Stock Initial Shares
12/31/2016	468,369	28.87	to	28.87	13,521,290	1.06	1.40	to	1.40	13.88	to	13.88
12/31/2015	508,418	25.35	to	25.35	12,888,605	0.60	1.40	to	1.40	(3.64)	to	(3.64)
12/31/2014	554,150	26.31	to	26.31	14,578,084	1.01	1.40	to	1.40	10.54	to	10.54
12/31/2013	611,088	23.80	to	23.80	14,542,722	1.36	1.40	to	1.40	33.13	to	33.13
12/31/2012	667,335	17.88	to	17.88	11,929,159	0.47	1.40	to	1.40	18.01	to	18.01
Dreyfus MidCap Stock Service Shares
12/31/2016	623,738	2.48	to	2.55	6,141,688	0.86	1.30	to	2.50	13.73	to	12.40
12/31/2015	690,659	2.18	to	2.27	6,226,757	0.47	1.30	to	2.50	(3.77)	to	(4.89)
12/31/2014	926,841	2.26	to	2.39	8,281,183	0.80	1.30	to	2.50	10.33	to	9.03
12/31/2013	1,190,668	2.05	to	2.19	9,589,616	1.17	1.30	to	2.50	32.97	to	31.41
12/31/2012	1,365,309	1.54	to	1.67	8,088,810	0.21	1.30	to	2.50	17.80	to	16.41
Dreyfus Opportunistic Small Cap Service Shares
12/31/2016	328,233	1.60	to	1.79	3,297,594	—	1.30	to	2.50	15.29	to	13.95
12/31/2015	403,461	1.39	to	1.57	3,134,808	—	1.30	to	2.50	(3.77)	to	(4.90)
12/31/2014	445,106	1.44	to	1.65	3,737,313	—	1.30	to	2.50	0.02	to	(1.15)
12/31/2013	572,281	1.44	to	1.67	5,141,752	—	1.30	to	2.50	46.32	to	44.61
12/31/2012	615,289	0.98	to	1.16	3,656,127	—	1.30	to	2.50	18.69	to	17.29

19

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Dreyfus Quality Bond Service Shares
12/31/2016	1,890,946	$1.42	to	$1.13	$8,125,639	1.53%	1.30%	to	2.50%	(0.03)%	to	(1.19)%
12/31/2015	1,983,270	1.42	to	1.15	8,947,051	1.82	1.30	to	2.50	(3.14)	to	(4.28)
12/31/2014	2,584,962	1.47	to	1.20	11,496,264	1.90	1.30	to	2.50	3.21	to	2.00
12/31/2013	3,094,051	1.42	to	1.17	13,493,111	2.67	1.30	to	2.50	(3.06)	to	(4.19)
12/31/2012	3,555,046	1.47	to	1.22	16,887,051	2.78	1.30	to	2.50	5.32	to	4.08
Dreyfus Socially Responsible Growth Initial Shares
12/31/2016	209,523	51.41	to	51.41	10,770,703	1.30	1.40	to	1.40	8.85	to	8.85
12/31/2015	232,853	47.22	to	47.22	10,996,435	1.05	1.40	to	1.40	(4.53)	to	(4.53)
12/31/2014	267,668	49.47	to	49.47	13,240,517	1.07	1.40	to	1.40	11.89	to	11.89
12/31/2013	300,567	44.21	to	44.21	13,288,410	1.24	1.40	to	1.40	32.49	to	32.49
12/31/2012	334,168	33.37	to	33.37	11,151,011	0.81	1.40	to	1.40	10.42	to	10.42
Dreyfus Socially Responsible Growth Service Shares
12/31/2016	149,126	1.84	to	2.00	2,012,659	1.08	1.30	to	2.50	8.67	to	7.40
12/31/2015	203,060	1.69	to	1.86	2,178,492	0.80	1.30	to	2.50	(4.66)	to	(5.77)
12/31/2014	212,458	1.77	to	1.98	2,395,634	0.87	1.30	to	2.50	11.68	to	10.37
12/31/2013	222,463	1.59	to	1.79	2,329,282	1.03	1.30	to	2.50	32.28	to	30.73
12/31/2012	237,103	1.20	to	1.37	2,011,358	0.57	1.30	to	2.50	10.26	to	8.96
Dreyfus Stock Index Initial Shares
12/31/2016	528,850	84.79	to	84.79	44,841,659	2.02	1.40	to	1.40	10.17	to	10.17
12/31/2015	573,579	76.96	to	76.96	44,145,239	1.80	1.40	to	1.40	(0.29)	to	(0.29)
12/31/2014	628,641	77.19	to	77.19	48,523,211	1.74	1.40	to	1.40	11.86	to	11.86
12/31/2013	705,115	69.00	to	69.00	48,656,234	1.81	1.40	to	1.40	30.21	to	30.21
12/31/2012	805,857	53.00	to	53.00	42,707,823	2.02	1.40	to	1.40	14.13	to	14.13
Dreyfus Stock Index Service Shares
12/31/2016	791,373	2.14	to	2.16	8,809,720	1.75	1.30	to	2.50	10.01	to	8.73
12/31/2015	939,083	1.95	to	1.99	10,097,870	1.54	1.30	to	2.50	(0.43)	to	(1.59)
12/31/2014	1,145,421	1.96	to	2.02	11,606,375	1.48	1.30	to	2.50	11.65	to	10.35
12/31/2013	1,360,322	1.75	to	1.83	12,341,000	1.57	1.30	to	2.50	30.02	to	28.50
12/31/2012	1,545,024	1.35	to	1.43	11,621,730	1.74	1.30	to	2.50	13.98	to	12.64
Dreyfus Technology Growth Initial Shares
12/31/2016	921,442	13.71	to	13.71	12,634,082	—	1.40	to	1.40	3.28	to	3.28
12/31/2015	982,938	13.28	to	13.28	13,049,183	—	1.40	to	1.40	4.69	to	4.69
12/31/2014	1,111,867	12.68	to	12.68	14,099,131	—	1.40	to	1.40	5.35	to	5.35
12/31/2013	1,243,278	12.04	to	12.04	14,965,071	—	1.40	to	1.40	30.97	to	30.97
12/31/2012	1,369,458	9.19	to	9.19	12,585,921	—	1.40	to	1.40	14.02	to	14.02
Dreyfus Technology Growth Service Shares
12/31/2016	275,195	2.17	to	2.36	1,842,591	—	1.30	to	2.50	3.05	to	1.84
12/31/2015	315,256	2.10	to	2.32	1,961,747	—	1.30	to	2.50	4.56	to	3.33
12/31/2014	359,934	2.01	to	2.24	2,158,258	—	1.30	to	2.50	5.21	to	3.98
12/31/2013	425,199	1.91	to	2.16	2,659,427	—	1.30	to	2.50	30.79	to	29.26
12/31/2012	477,668	1.46	to	1.67	2,343,511	—	1.30	to	2.50	13.86	to	12.52
Dreyfus VIF Appreciation Initial Shares
12/31/2016	690,256	63.02	to	63.02	43,498,670	1.64	1.40	to	1.40	6.42	to	6.42
12/31/2015	751,054	59.22	to	59.22	44,475,542	1.69	1.40	to	1.40	(3.82)	to	(3.82)
12/31/2014	840,598	61.57	to	61.57	51,752,546	1.84	1.40	to	1.40	6.60	to	6.60
12/31/2013	947,989	57.75	to	57.75	54,751,106	1.94	1.40	to	1.40	19.43	to	19.43
12/31/2012	1,067,156	48.36	to	48.36	51,605,631	3.65	1.40	to	1.40	8.90	to	8.90
Dreyfus VIF Appreciation Service Shares
12/31/2016	1,217,186	1.85	to	1.84	11,121,320	1.40	1.30	to	2.50	6.26	to	5.02
12/31/2015	1,335,770	1.74	to	1.75	11,812,373	1.45	1.30	to	2.50	(3.96)	to	(5.09)
12/31/2014	1,522,283	1.81	to	1.85	14,094,378	1.60	1.30	to	2.50	6.44	to	5.20
12/31/2013	1,921,255	1.70	to	1.76	15,488,896	1.71	1.30	to	2.50	19.28	to	17.88
12/31/2012	2,265,778	1.43	to	1.49	14,837,788	3.26	1.30	to	2.50	8.72	to	7.44

20

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Dreyfus VIF Government Money Market
12/31/2016	25,408,448	$0.98	to	$0.84	$32,658,534	0.01%	1.30%	to	2.50%	(1.27)%	to	(2.42)%
12/31/2015	28,883,687	0.99	to	0.86	37,623,184	—	1.30	to	2.50	(1.28)	to	(2.44)
12/31/2014	34,075,333	1.01	to	0.88	44,942,453	—	1.30	to	2.50	(1.29)	to	(2.44)
12/31/2013	39,563,306	1.02	to	0.90	52,843,673	—	1.30	to	2.50	(1.28)	to	(2.44)
12/31/2012	46,032,952	1.03	to	0.92	62,429,625	—	1.30	to	2.50	(1.30)	to	(2.45)
Dreyfus VIF Growth and Income Initial Shares
12/31/2016	542,586	55.23	to	55.23	29,965,125	1.21	1.40	to	1.40	8.52	to	8.52
12/31/2015	587,650	50.89	to	50.89	29,906,646	0.84	1.40	to	1.40	0.18	to	0.18
12/31/2014	651,823	50.80	to	50.80	33,112,415	0.78	1.40	to	1.40	8.56	to	8.56
12/31/2013	736,673	46.80	to	46.80	34,473,546	0.89	1.40	to	1.40	34.90	to	34.90
12/31/2012	835,163	34.69	to	34.69	28,972,436	1.43	1.40	to	1.40	16.44	to	16.44
Dreyfus VIF International Equity Initial shares
12/31/2016	273,274	26.65	to	26.65	7,281,870	0.93	1.40	to	1.40	(6.84)	to	(6.84)
12/31/2015	299,425	28.60	to	28.60	8,564,369	3.35	1.40	to	1.40	(0.02)	to	(0.02)
12/31/2014	337,111	28.61	to	28.61	9,644,699	2.30	1.40	to	1.40	(4.00)	to	(4.00)
12/31/2013	380,975	29.80	to	29.80	11,353,275	2.88	1.40	to	1.40	16.11	to	16.11
12/31/2012	433,239	25.67	to	25.67	11,119,394	0.45	1.40	to	1.40	21.44	to	21.44
Dreyfus VIF International Equity Service Shares
12/31/2016	158,550	1.75	to	1.80	1,281,486	0.66	1.30	to	2.50	(7.03)	to	(8.12)
12/31/2015	189,092	1.88	to	1.96	1,580,513	3.30	1.30	to	2.50	(0.13)	to	(1.30)
12/31/2014	224,967	1.89	to	1.99	1,930,943	2.12	1.30	to	2.50	(4.14)	to	(5.26)
12/31/2013	310,743	1.97	to	2.10	2,494,842	2.70	1.30	to	2.50	15.92	to	14.57
12/31/2012	367,122	1.70	to	1.83	2,515,857	0.14	1.30	to	2.50	21.25	to	19.82
Dreyfus VIF Opportunistic Small Cap Initial Shares
12/31/2016	172,295	140.77	to	140.77	24,253,319	—	1.40	to	1.40	15.46	to	15.46
12/31/2015	185,875	121.92	to	121.92	22,661,628	—	1.40	to	1.40	(3.63)	to	(3.63)
12/31/2014	204,574	126.51	to	126.51	25,879,868	—	1.40	to	1.40	0.19	to	0.19
12/31/2013	230,352	126.26	to	126.26	29,085,302	—	1.40	to	1.40	46.50	to	46.50
12/31/2012	259,758	86.19	to	86.19	22,388,063	—	1.40	to	1.40	18.89	to	18.89
Dreyfus VIF Quality Bond Initial Shares
12/31/2016	606,077	26.75	to	26.75	16,210,060	1.78	1.40	to	1.40	0.12	to	0.12
12/31/2015	676,075	26.71	to	26.71	18,060,252	2.04	1.40	to	1.40	(3.01)	to	(3.01)
12/31/2014	766,235	27.54	to	27.54	21,103,451	2.13	1.40	to	1.40	3.35	to	3.35
12/31/2013	910,765	26.65	to	26.65	24,271,566	2.92	1.40	to	1.40	(2.90)	to	(2.90)
12/31/2012	1,113,078	27.45	to	27.45	30,549,991	2.97	1.40	to	1.40	5.51	to	5.51
TA Legg Mason Dynamic Allocation - Balanced Service Class
12/31/2016	482,519	1.11	to	1.05	531,534	1.21	1.30	to	2.50	(1.94)	to	(3.09)
12/31/2015	383,062	1.13	to	1.08	430,985	0.81	1.30	to	2.50	(3.33)	to	(4.47)
12/31/2014	354,204	1.17	to	1.13	412,789	0.60	1.30	to	2.50	7.09	to	5.84
12/31/2013	360,103	1.09	to	1.07	392,146	0.25	1.30	to	2.50	7.97	to	6.71
12/31/2012 (1)	19,155	1.01	to	1.00	19,338	—	1.30	to	2.50	—	to	—
TA Legg Mason Dynamic Allocation - Growth Service Class
12/31/2016	36,259	1.15	to	1.09	41,403	0.91	1.30	to	2.50	(2.26)	to	(3.40)
12/31/2015	45,089	1.17	to	1.12	52,728	0.75	1.30	to	2.50	(4.20)	to	(5.32)
12/31/2014	156,773	1.23	to	1.19	191,566	0.56	1.30	to	2.50	6.79	to	5.54
12/31/2013	207,350	1.15	to	1.12	237,495	0.18	1.30	to	2.50	14.12	to	12.79
12/31/2012 (1)	3,152	1.01	to	1.00	3,166	—	1.30	to	2.50	—	to	—
TA Managed Risk - Balanced ETF Service Class
12/31/2016	784,425	1.15	to	1.09	900,742	1.65	1.30	to	2.50	2.42	to	1.23
12/31/2015	879,701	1.13	to	1.08	987,218	1.19	1.30	to	2.50	(3.03)	to	(4.17)
12/31/2014	961,830	1.16	to	1.13	1,114,212	0.91	1.30	to	2.50	3.21	to	2.00
12/31/2013	855,897	1.13	to	1.10	961,633	1.10	1.30	to	2.50	10.00	to	8.71
12/31/2012 (1)	559,093	1.02	to	1.02	571,606	1.03	1.30	to	2.50	—	to	—

21

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Managed Risk - Conservative ETF Service Class
12/31/2016	284,996	$1.13	to	$1.07	$321,131	1.62%	1.30%	to	2.50%	2.74%	to	1.54%
12/31/2015	357,106	1.10	to	1.06	392,027	1.38	1.30	to	2.50	(1.96)	to	(3.11)
12/31/2014	532,139	1.12	to	1.09	596,454	1.35	1.30	to	2.50	3.89	to	2.67
12/31/2013	154,224	1.08	to	1.06	166,554	0.83	1.30	to	2.50	6.09	to	4.85
12/31/2012 (1)	84,347	1.02	to	1.01	85,945	0.73	1.30	to	2.50	—	to	—
TA Managed Risk - Growth ETF Service Class
12/31/2016	312,101	1.22	to	1.15	377,968	1.45	1.30	to	2.50	3.33	to	2.12
12/31/2015	453,918	1.18	to	1.13	532,527	1.42	1.30	to	2.50	(4.75)	to	(5.87)
12/31/2014	361,971	1.24	to	1.20	446,290	1.07	1.30	to	2.50	2.64	to	1.43
12/31/2013	153,905	1.20	to	1.18	185,065	0.95	1.30	to	2.50	17.26	to	15.89
12/31/2012 (1)	—	1.03	to	1.02	—	0.08	1.30	to	2.50	—	to	—
TA Market Participation Strategy Service Class
12/31/2016	1,341	1.17	to	1.11	1,563	0.16	1.30	to	2.50	2.83	to	1.63
12/31/2015	1,343	1.14	to	1.10	1,524	—	1.30	to	2.50	(4.48)	to	(5.60)
12/31/2014	—	1.19	to	1.16	—	—	1.30	to	2.50	6.66	to	5.41
12/31/2013	—	1.12	to	1.10	—	—	1.30	to	2.50	12.83	to	11.51
12/31/2012 (1)	—	0.99	to	0.99	—	—	1.30	to	2.50	—	to	—
TA PIMCO Tactical - Balanced Service Class
12/31/2016	139,086	1.17	to	1.11	161,838	0.27	1.30	to	2.50	4.03	to	2.82
12/31/2015	166,410	1.12	to	1.08	186,311	—	1.30	to	2.50	(3.80)	to	(4.92)
12/31/2014	98,214	1.17	to	1.14	114,411	0.80	1.30	to	2.50	6.45	to	5.20
12/31/2013	217,236	1.10	to	1.08	237,970	0.56	1.30	to	2.50	10.41	to	9.12
12/31/2012 (1)	38,047	0.99	to	0.99	37,785	—	1.30	to	2.50	—	to	—
TA PIMCO Tactical - Conservative Service Class
12/31/2016	80,760	1.14	to	1.09	91,978	0.47	1.30	to	2.50	3.63	to	2.42
12/31/2015	96,324	1.10	to	1.06	105,961	0.19	1.30	to	2.50	(3.33)	to	(4.47)
12/31/2014	38,650	1.14	to	1.11	44,026	1.51	1.30	to	2.50	7.33	to	6.07
12/31/2013	50,841	1.06	to	1.05	54,012	0.24	1.30	to	2.50	6.77	to	5.52
12/31/2012 (1)	3,170	1.00	to	0.99	3,157	—	1.30	to	2.50	—	to	—
TA PIMCO Tactical - Growth Service Class
12/31/2016	114,047	1.18	to	1.12	134,106	—	1.30	to	2.50	3.53	to	2.32
12/31/2015	126,492	1.14	to	1.10	143,810	—	1.30	to	2.50	(4.70)	to	(5.81)
12/31/2014	6,626	1.20	to	1.16	7,912	1.68	1.30	to	2.50	5.03	to	3.80
12/31/2013	6,635	1.14	to	1.12	7,551	0.62	1.30	to	2.50	15.31	to	13.96
12/31/2012 (1)	3,212	0.99	to	0.98	3,173	—	1.30	to	2.50	—	to	—
TA QS Investors Active Asset Allocation - Conservative Service Class
12/31/2016	358,700	1.08	to	1.02	384,345	1.29	1.30	to	2.50	1.33	to	0.15
12/31/2015	403,314	1.06	to	1.02	426,884	0.94	1.30	to	2.50	(3.61)	to	(4.74)
12/31/2014	258,354	1.10	to	1.07	283,986	1.06	1.30	to	2.50	2.28	to	1.08
12/31/2013	206,075	1.08	to	1.06	221,698	1.14	1.30	to	2.50	5.70	to	4.46
12/31/2012 (1)	109,312	1.02	to	1.01	111,370	—	1.30	to	2.50	—	to	—
TA QS Investors Active Asset Allocation - Moderate Service Class
12/31/2016	795,159	1.09	to	1.03	864,306	1.24	1.30	to	2.50	0.88	to	(0.30)
12/31/2015	796,896	1.08	to	1.04	859,524	0.80	1.30	to	2.50	(5.51)	to	(6.61)
12/31/2014	1,131,311	1.15	to	1.11	1,292,608	0.61	1.30	to	2.50	2.29	to	1.09
12/31/2013	893,176	1.12	to	1.10	998,680	0.53	1.30	to	2.50	9.69	to	8.40
12/31/2012 (1)	275,605	1.02	to	1.01	281,214	0.13	1.30	to	2.50	—	to	—
TA QS Investors Active Asset Allocation - Moderate Growth Service Class
12/31/2016	44,346	1.12	to	1.06	49,248	1.12	1.30	to	2.50	0.66	to	(0.51)
12/31/2015	37,099	1.11	to	1.06	40,970	0.85	1.30	to	2.50	(7.73)	to	(8.81)
12/31/2014	36,808	1.20	to	1.16	44,100	0.76	1.30	to	2.50	1.90	to	0.71
12/31/2013	30,461	1.18	to	1.16	35,850	1.02	1.30	to	2.50	15.01	to	13.66
12/31/2012 (1)	3,116	1.02	to	1.02	3,191	—	1.30	to	2.50	—	to	—

22

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA WMC US Growth Initial Class
12/31/2016	510,945	$2.28	to	$2.16	$10,067,949	0.40%	1.30%	to	2.50%	1.49%	to	0.31%
12/31/2015	565,473	2.25	to	2.15	10,902,654	0.73	1.30	to	2.50	5.48	to	4.24
12/31/2014	622,089	2.13	to	2.07	11,327,407	0.87	1.30	to	2.50	9.68	to	8.39
12/31/2013	697,577	1.94	to	1.91	11,650,544	1.03	1.30	to	2.50	30.77	to	29.24
12/31/2012	769,319	1.48	to	1.47	9,969,887	0.31	1.30	to	2.50	11.71	to	10.39

(1)	See footnote 1

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.
**	These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.
***	These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

23

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2016

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of .15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during accumulation phase, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.15% to 2.35% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

24

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2016

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition or disclosure in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (“TCI”), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indrect wholly owned subsidiary of AEGON N.V.. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (“TAM”). Transamerica Fund Services, Inc. (“TFS”) serves as a transfer agent to TAM, and AEGON USA Asset Management Holding, LLC (“AAM”) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of AEGON N.V.. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

25

PART C OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits:

	(1)	(a	)	Resolution of the Board of Directors of Transamerica Life Insurance Company authorizing establishment of the Separate Account. Note 13.

	(1)	(b	)	Consent of Board of Directors - Merger. Note 13

	(2)			Not Applicable.

	(3)	(a	)	Amended and Restated Principal Underwriting Agreement by and between Transamerica Life Insurance Company, on its own behalf and on the behalf of the Separate Account, and Transamerica Capital, Inc. Note 1.

		(a	)(2)	Amendment No. 8 and Novation to Amended and Restated Principal Underwriting Agreement. Note 2.

		(a	)(3)	Amendment No. 9 to Amended and Restated Principal Underwriting Agreement. Note 3.

		(a	)(4)	Amendment No. 10 to Amended and Restated Principal Underwriting Agreement. Note 14.

		(a	)(5)	Amended and Restated Principal Underwriting Agreement. Note 16.

		(a	)(6)	Amended and Restated Principal Underwriting Agreement. Note 19.

		(b	)	Form of Broker/Dealer Supervision and Sales Agreement by and between Transamerica Capital, Inc. and the Broker/Dealer. Note 17.

	(4)	(a	)	Form of Individual Contract and Endorsements. Note 4.

		(b	)	Form of Liquidity Rider. Note 4.

		(c	)	Form of Premium Enhancement Rider. Note 5.

		(d	)	Form of Tax Relief II Rider. Note 6.

		(e	)	Form of GMIB Rider II. Note 6.

	(5)	(a	)	Form of Application. Note 6.

	(6)	(a	)	Articles of Incorporation of Transamerica Life Insurance Company. Note 7.

		(b	)	ByLaws of Transamerica Life Insurance Company. Note 7.

	(7)			Reinsurance Agreements. Note 8.

		(a	)	Reinsurance agreement between Transamerica Life Insurance & annuity Company and Swiss RE Life & Health America Inc. Note. 14.

		(b	)	Reinsurance agreement between Transamerica Occidental Life Insurance Company and North America Reassurance Company. Note. 14.

		(c	)	Reinsurance agreement No. FUV-1 between Transamerica Life Insurance Co. and Union Hamilton Reinsurance Limited. Note. 14.

		(c	)1	Reinsurance agreement Amendment No. 1 to agreement FUV-1 between Transamerica Life Insurance Co. and Union Hamilton Reinsurance Limited. Note. 14.

		(d	)	Reinsurance agreement No. FUV-011 between Transamerica Life Insurance Co. and Scottish Annuity and Life International Insurance Co. (Bermuda) Limited. Note. 14.

		(e	)	Reinsurance agreement between Transamerica Life Insurance Co. and Transamerica International RE(Bermuda) LTD. Note. 14.

(1) Reinsurance agreement Amendment No. 1. Note 16.

(2) Reinsurance agreement Amendment No. 2. Note 16.

(3) Reinsurance agreement Amendment No. 3. Note 16.

(4) Assignment, Transfer, And Novation Agreement. Note 26

		(f	)	Reinsurance agreement between American United Life Insurance Co. and Transamerica Life Insurance Co. Note. 14.

		(g	)	Release and Modification Agreement between Transamerica Life Insurance Company, Union Hamilton Reinsurance and Scottish Annuity & Life International Insurance Company. Note 15.

		(h	)	First Amended and Restated Reinsurance Agreement between TLIC and Bermuda. Note 26

	(8)	(a	)	Participation Agreement (Dreyfus). Note 13.

		(a	)(1)	Amendment No. 13 to Participation Agreement (Dreyfus). Note 22

		(a	)(2)	Amendment No. 14 to Participation Agreement (Dreyfus) Note 28

		(a	)(3)	Amendment No. 15 to Participation Agreement (Dreyfus) Note 28

		(b	)	Participation Agreement (Transamerica Series Trust). Note 9.

		(b	)(1)	Amendment No. 16 to Participation Agreement. Note 10.

		(b	)(2)	Amendment No. 17 to Participation Agreement. Note 11.

	(b	)(3)	Amendment No. 20 to Participation Agreement. Note 4.

	(b	)(4)	Amendment No. 31 to Participation Agreement. Note 8.

	(b	)(5)	Amendment No. 32 to Participation Agreement. Note 12.

	(b	)(6)	Amendment No. 43 to Participation Agreement. Note 16.

	(b	)(7)	Amendment No. 44 to Participation Agreement. Note 16.

	(b	)(8)	Summary Prospectus Amendment (TST). Note 17.

	(b	)(9)	Amendment No. 48 to Participation Agreement. Note 18

	(c	)	Participation Agreement (TST). Note 19.

	(c	)(1)	Amendment No. 1 to Participation Agreement (TST). Note 20

	(c	)(2)	Schedule A Revisions 9-3-2013 (TST). Note 23

	(c	)(3)	Schedule A Revisions 9-18-2013 (TST). Note 21

	(c	)(4)	Schedule A Revisions 10-31-2013 (TST). Note 24

	(c	)(5)	Schedule A Revisions 5-1-2014 (TST). Note 22

	(c	)(6)	Amendment No. 2 to Participation Agreement (TST). Note 25

	(c	)(7)	Schedule A Revision 5-1-2015 (TST). Note 25

	(c	)(8)	Schedule A Revision 7-1-2015 (TST). Note 26

	(c	)(9)	Schedule A Revision 12-18-2015 (TST). Note 26

	(c	)(10)	Schedule A Revision 3-21-2016 (TST). Note 26

	(c	)(11)	Schedule A Revision 5-1-2016 (TST). Note 26

	(c	)(12)	Schedule A Revision 12-16-2016 (TST) Note 27

	(c	)(13)	Schedule A Revision 5-1-2017 (TST) Note 28

(9)			Opinion and Consent of Counsel. Note 28.

(10)			Consent of Independent Registered Public Accounting Firm. Note 28.

(11)			Not applicable.

(12)			Not applicable.

(13)			Powers of Attorney. Blake S. Bostwick, Eric J. Martin, Mark W. Mullin, Jay Orlandi, David Schulz, C. Michiel van Katwijk, Note 28

Note 1.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-98891) filed on August 29, 2002.

Note 2.	Incorporated herein by reference to Post-Effective Amendment No. 7 to form N-4 Registration Statement (File No. 333-109580) filed on April 27, 2007.

Note 3.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-149336) on February 21, 2008.

Note 4.	Incorporated herein by reference to Post-Effective Amendment No. 22 to N-4 Registration Statement (File No. 033-49998) filed on September 5, 2002.

Note 5.	Incorporated herein by reference to Post-Effective Amendment No. 23 to N-4 Registration Statement (File No. 033-49998) filed on February 26, 2003.

Note 6.	Incorporated herein by reference to Post-Effective Amendment No. 25 to N-4 Registration Statement (File No. 033-49998) filed on April 29, 2003.

Note 7.	Incorporated herein by reference to Initial Filing of form N-4 Registration Statement (File No. 333-62738) filed on June 11, 2001.

Note 8.	Incorporated herein by reference to Post-Effective Amendment No. 2 to form N-4 Registration Statement (File No. 333-109580) filed on January 7, 2005.

Note 9.	Incorporated herein by reference to Post-Effective Amendment No. 1 to form N-4 Registration Statement (File No. 333-26209) filed on April 29, 1998.

Note 10.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-62738) filed on June 11, 2001.

Note 11.	Incorporated herein by reference to Post-Effective Amendment No. 25 to form N-4 Registration Statement (File No. 033-33085) filed on April 27, 2001.

Note 12.	Incorporated herein by reference to Post-Effective Amendment No. 27 to form N-4 Registration Statement (File No. 033-49998) filed on April 29, 2005.

Note 13.	Filed with Initial Filing to Form N-4 Registration Statement (File No. 333-153773) filed on October 2, 2008.

Note 14.	Filed with Post-Effective Amendment No. 1 to form N-4 Registration Statement (File No. 333-153773) filed on April 29, 2009.

Note 15.	Filed with Post-Effective Amendment No. 2 to form N-4 Registration Statement (File No. 333-153773) filed on April 28, 2010.

Note 16.	Filed with Post-Effective Amendment No. 3 to form N-4 Registration Statement (File No. 333-153773) dated April 29, 2011.

Note 17.	Filed with Post-Effective Amendment No. 4 to form N-4 Registration Statement (File No. 333-153773) dated April 17, 2012.

Note 18.	Incorporated herein by reference to Post-Effective Amendment No. 57 (File No. 033-33085) dated September 10, 2012.

Note 19.	Filed with Post-Effective Amendment No. 6 to form N-4 Registration Statement (File No. 333-153773) dated April 25, 2013.

Note 20.	Incorporated herein by reference to Post-Effective Amendment No. 59 to form N-4 Registration Statement (File No. 33-33085) dated August 16, 2013.

Note 21.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to form N-4 Registration Statement (File No. 333-189435) dated October 2, 2013.

Note 22.	Filed with Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-153773) dated April 28, 2014.

Note 23.	Incorporated herein by reference to Post-Effective Amendment No. 13 to Form N-4 Registration Statement (File No. 333-122235) dated April 21, 2014.

Note 24.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-186031) dated February 21, 2014.

Note 25.	Filed with Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-153773) Filed on April 24, 2015.

Note 26	Filed with Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333-153773) filed on April 25, 2016

Note 27	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-215598) filed on January 18, 2017

Note 28	Filed herewith

Item 25.	Directors and Officers of the Depositor (Transamerica Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor

Blake S. Bostwick 1801 California St. Suite 5200 Denver, CO 80202	Director and President

Eric J. Martin 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499-0001	Controller, Senior Vice President and Assistant Treasurer

Mark W. Mullin 100 Light Street Baltimore, MD 21202	Director and Chairman of the Board

Jay Orlandi 100 Light Street Baltimore, MD 21202	Director, Executive Vice President, Secretary and General Counsel

David Schulz 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Chief Tax Officer, and Senior Vice President

C. Michiel van Katwijk 100 Light Street Baltimore, MD 21202	Director, Executive Vice President, Chief Financial Officer and Treasurer

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant.

As of December 31, 2016, the following pages shows all corporations directly or indirectly controlled or under common control, with the Depositor, showing the state or other sovereign power under the laws of which each is organized and the percentage ownership of voting securities giving rise to the control relationship.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
25 East 38th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
239 West 20th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
313 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
319 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
AEGON Affordable Housing Debt Fund I, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding, LLC	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
Aegon Community Investments 50, LLC	Delaware

Members: Aegon Community Investments 50, LLC (0.10%); Transamerica Financial Life Insurance Company (25.49750%); Transamerica Premier Life Insurance Company (25.49750%); non-AEGON affiliate, Citibank, N.A. (48.9950%)

Investments
Aegon Community Investments 51, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
AEGON Direct Marketing Services, Inc.	Maryland	Transamerica Premier Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company
AEGON Direct Marketing Services International, Inc.	Maryland	100% AUSA Holding, LLC	Marketing arm for sale of mass marketed insurance coverage
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing
AEGON Funding Company, LLC.	Delaware	Sole Member: Transamerica Corporation	Issue debt securities-net proceeds used to make loans to affiliates
Aegon Global Services, LLC	Iowa	Sole Member: Commonwealth General Corporation	Holding company
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Aegon LIHTC Fund 50, LLC	Delaware

Members: Aegon Community Investments 50, LLC (0.01%); Transamerica Financial Life Insurance Company (25.49750%); Transamerica Premier Life Insurance Company (25.49750%); non-

Sole Member: Aegon Community Investments 50, LLC (managing member)

Investments
Aegon LIHTC Fund 51, LLC	Delaware	Sole Member: Aegon Community Investments 51, LLC	Investments
AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (84.3972%) ; Transamerica Premier Life Insurance Company (15.6028%)	Investment vehicle for securities lending cash collateral
AEGON Management Company	Indiana	100% Transamerica Corporation	Holding company
AEGON N.V.	Netherlands	22.446% of Vereniging AEGON Netherlands Membership Association	Holding company
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies.
AEGON USA Asset Management Holding, LLC	Iowa	Sole Member: AUSA Holding, LLC	Holding company
AEGON USA Investment Management, LLC	Iowa	Sole Member: AEGON USA Asset Management Holding, LLC	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, LLC	Iowa	Sole Member: AEGON USA Asset Management Holding, LLC	Administrative and investment services
AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive
AHDF Manager I, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
ALH Properties Eight LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	Sole Member: FGH USA LLC	Real estate
AMTAX HOLDINGS 308, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 347, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 388, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AMTAX HOLDINGS 483, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 546, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 559, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 561, LLC	Ohio	TAHP Fund VII, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 567, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 588, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 613, LLC	Ohio	Garnet LIHTC Fund VII, LLC - 99% member; Cupples State LIHTC Investors, LLC - 1% member; TAH Pentagon Funds, LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 639, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 649, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 672, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 713, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
Apollo Housing Capital Arrowhead Gardens, LLC	Delaware	Sole Member: Garnet LIHTC Fund XXXV, LLC	Affordable housing
AUIM Credit Opportunities Fund, Ltd.	Delaware	100% AEGON USA Investment Management, LLC	Investment vehicle
AUSA Holding, LLC	Maryland	Sole Member: 100% Transamerica Corporation	Holding company
AUSA Properties, Inc.	Iowa	100% AEGON USA Realty Advisors, LLC	Own, operate and manage real estate
AXA Equitable AgriFinance, LLC	Delaware	Members: AEGON USA Realty Advisors, LLC (50%); AXA Equitable Life Insurance Company, a non-affiliate of AEGON (50%)	Agriculturally-based real estate advisory services
Barfield Ranch Associates, LLC	Florida	Members: Mitigation Manager, LLC (50%); non-affiliate of AEGON, OBPFL-Barfield, LLC (50%)	Investments
Bay Area Community Investments I, LP	California	Partners: 69.995% Transamerica Life Insurance Company; 29.995% Transamerica Premier Life Insurance Company; 0.01% Transamerica Affordable housing, Inc.	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments in low income housing tax credit properties

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Carle Place Leasehold SPE, LLC	Delaware	Sole Member: Transamerica Financial Life Insurance Company	Lease holder
Cedar Funding, Ltd.	Cayman Islands	100% Transamerica Life Insurance Company	Investments
Commonwealth General Corporation	Delaware	100% Transamerica Corporation	Holding company
Creditor Resources, Inc.	Michigan	100% AUSA Holding, LLC	Credit insurance
CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
Cupples State LIHTC Investors, LLC	Delaware	Sole Member: Garnet LIHTC Fund VIII, LLC	Investments
FD TLIC, Limited Liability Company	New York	100% Transamerica Life Insurance Company	Broadway production
FGH Realty Credit LLC	Delaware	Sole Member: FGH USA, LLC	Real estate
FGH USA LLC	Delaware	Sole Member: RCC North America LLC	Real estate
FGP 90 West Street LLC	Delaware	Sole Member: FGH USA LLC	Real estate
FGP West Street LLC	Delaware	Sole Member: FGP West Mezzanine LLC	Real estate
Fifth FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary
Firebird Re Corp.	Arizona	100% Transamerica Corporation	Captive insurance company
First FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Fourth FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100% Transamerica Life Insurance Company	Investments
Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments
Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments
Garnet Community Investments, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments III, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments IX, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments X, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XII, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XVIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XL, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XLI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIV, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XLIX, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet ITC Fund XLIII, LLC	Delaware	Members: Garnet Community Investments XLIII, LLC (0%) asset manager: non-affiliate of AEGON, Solar TC Corp. (100%) investor member	Investments
Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XII-A, LLC	Delaware	Members: Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-B, LLC	Delaware	Members: Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XIII-A, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIV, LLC	Delaware	Members: 0.01% Garnet Community Investments, LLC (0.01%); Wells Fargo Bank, N.A. (49.995%); and Goldenrod Asset Management, Inc.(49.995%), both non-AEGON affiliates	Investments
Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments
Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Special Situations Investing Group II, LLC, a non-affiliate of AEGON (99.99%)	Investments
Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (0.01%); Verizon Capital Corp., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XX, LLC	Delaware	Sole Member - Garnet Community Investments XX, LLC	Investments
Garnet LIHTC Fund XXI, LLC	Delaware	Sole Member: Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIV, LLC	Delaware

Members: Garnet Community Investments XXIV, LLC (0.01% as Managing Member); Transamerica Life Insurance Company (21.26%); non-affiliates of AEGON: New York Life Insurance Company (25.51%), New York Life Insurance and Annuity Corporation (21.73%) and Principal Life Insurance Company (31.49%)

Investments
Garnet LIHTC Fund XXV, LLC	Delaware	Members: Garnet Community Investment XXV, LLC (0.01%); Garnet LIHTC Fund XXVIII LLC (1%); non-affiliates of AEGON: Mt. Hamilton Fund, LLC (97.99%); Google Affordable housing I LLC (1%)	Investments
Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXVII, LLC	Delaware

Members: Garnet Community Investments XXVII, LLC (0.01%); Transamerica Life Insurance Company (16.7045%); non-affiliates of AEGON: Aetna Life Insurance Company (30.2856%); New York Life Insurance Company (22.7142%); ProAssurance Casualty Company (3.6343%); ProAssurance Indemnity Company (8.4800%); State Street Bank and Trust Company (18.1714%)

Investments
Garnet LIHTC Fund XXVIII, LLC	Delaware

Members: Garnet Community Investments XXVIII LLC (0.01%); non-affiliates of AEGON: USAA Casualty Insurance Company (17.998%); USAA General Indemnity Company (19.998%); USAA Life Insurance Company (3.999%); United Services Automobile Association (57.994%)

Investments
Garnet LIHTC Fund XXIX, LLC	Delaware	Members: Garnet Community Investments XXIX, LLC (.01%); non-affiliate of AEGON: Bank of America, N.A. (99.99%)	Investments
Garnet LIHTC Fund XXX, LLC	Delaware	Members: Garnet Community Investments XXX, LLC (0.01%); non-affiliate of AEGON, New York Life Insurance Company (99.99%)	Investments
Garnet LIHTC Fund XXXI, LLC	Delaware	Members: Garnet Community Investments XXXI, LLC (0.1%); non-affiliates of AEGON: Thunderbolt Peak Fund, LLC (98.99%); Google Affordable housing I, LLC (1%)	Investments
Garnet LIHTC Fund XXXII, LLC	Delaware	Sole Member: Garnet Community Investments XXXVII, LLC.	Investments
Garnet LIHTC Fund XXXIII, LLC	Delaware	Members: Garnet Community Investment XXXIII, LLC (0.01%); non-affiliate of AEGON, NorLease, Inc. (99.99%)	Investments
Garnet LIHTC Fund XXXIV, LLC	Delaware	Members: non-AEGON affiliate, U.S. Bancorp Community Development Corporation (99.99%); Garnet Community Investments XXXIV, LLC (.01%)	Investments
Garnet LIHTC Fund XXXV, LLC	Delaware	Members: Garnet Community Investment XXXV, LLC (0.01%); non-affiliate of AEGON, Microsoft Corporation (99.99%)	Investments
Garnet LIHTC Fund XXXVI, LLC	Delaware	Members: Garnet Community Investments XXXVI, LLC (1%) as managing member; JPM Capital Corporation, a non-AEGON affiliate (99%) as investor member	Investments
Garnet LIHTC Fund XXXVII, LLC	Delaware	Members: Garnet Community Investments XXXVII, LLC (.01%); LIH Realty Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXXVIII, LLC	Delaware	Members: Garnet Community Investments XXXVIII, LLC, non-member manager; non-affiliate of AEGON, Norlease, Inc. (100%)	Investments
Garnet LIHTC Fund XXXIX, LLC	Delaware	Members: Garnet Community Investments XXXIX, LLC at 1% managing member and non-AEGON affiliate, FNBC Leasing Corporation as the 99% investor member.	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XL, LLC	Delaware	Members: Garnet Community Investments XL, LLC as a .01% member and non-AEGON affiliate, Partner Reinsurance Company of the U.S. as the 99.99% member.	Investments
Garnet LIHTC Fund XLI, LLC	Delaware

Members: Transamerica Life Insurance Company (9.990%) and Garnet Community Investments XLI, LLC (.01% managing member); non-AEGON affiliates : BBCN Bank (1.2499%), East West Bank (12.4988%), Opus Bank (12.4988%), Standard Insurance Company (24.9975%), Mutual of Omaha (12.4988%), Pacific Western Bank (7.4993%) and Principal Life Insurance Company (18.7481%).

Investments
Ganet LIHTC Fund XLII, LLC	Delaware	Members: Garnet Community Investments XLII, LLC (.01%) managing member; non-affiliates of AEGON: Community Trust Bank (83.33%) investor member; Metropolitan Bank (16.66%) investor member.	Investments
Garnet LIHTC Fund XLIV-A, LLC	Delaware	Sole Member: ING Capital, LLC; Asset Manager: Garnet Community Investments XLIV, LLC (0% interest)	Investments
Garnet LIHTC Fund XLIV-B, LLC	Delaware	Sole Member: Lion Capital Delaware, Inc.; Asset Manager: Garnet Community Investments XLIV, LLC (0% interest)	Investments
Garnet LIHTC Fund XLVI, LLC	Delaware	Members: Garnet Community Investments XLVI, LLC (0.01%) managing member; non-affiliate of AEGON, Standard Life Insurance Company (99.99%) investor member	Investments
Garnet LIHTC Fund XLVII, LLC	Delaware

Members: Garnet Community Investments XLVII, LLC (1%) managing member; Transamerica Premire Life Insurance Company (14%) investor member; non-affiliate of AEGON: Citibank, N.A. (49%) investor member; New York Life Insurance Company (20.5%) investor member and New York Life Insurance and Annuity Corporation (15.5%) investor member.

Investments
Garnet LIHTC Fund XLVIII, LLC	Delaware	Sole Member: Garnet Community Investments XLVIII, LLC	Investments
Harbor View Re Corp.	Hawaii	100% Commonwealth General Corporation	Captive insurance company
Horizons Acquisition 5, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Horizons St. Lucie Development, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Imani Fe, LP	California

Partners: Garnet LIHTC Fund XIV, LL (99.99% investor limited partner); Transamerica Affordable housing, Inc. (non-owner manager); non-affiliates of AEGON: ABS Imani Fe, LLC (.0034% class A limited partner); Central Valley Coalition for Affordable housing (.0033% co-managing general partner); Grant Housing and Economic Development Corporation (.0033% managing partner)

Affordable housing
InterSecurities Insurance Agency, Inc.	California	100% Transamerica Premier Life Insurance Company	Insurance agency
Interstate North Office Park GP, LLC	Delaware	Sole Member: Interstate North Office Park Owner, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Interstate North Office Park, LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Interstate North Office Park Owner, LLC	Delaware	Sole Member: Investors Warranty of America, LLC	Investments
Interstate North Office Park (Land) GP, LLC	Delaware	Sole Member: Interstate North Office Park Owner, LLC	Investments
Interstate North Office Park (Land) LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Investors Warranty of America, LLC	Iowa	Sole Member: Transamerica Life Insurance Company	Leases business equipment
Ironwood Re Corp.	Hawaii	100% Transamerica Corporation	Captive insurance company
LCS Associates, LLC	Delaware	Sole Member: Investors Warranty of America, LLC	Investments
Life Investors Alliance LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities
LIHTC Fund XLV, LLC	Delaware	Non-Member Manager: Garnet Community Investments XLV, LLC (0%)	Investments
LIHTC Fund XLIX, LLC	Delaware	Sole Member: Garnet Community Investments XLIX, LLC	Investments
LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.
LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company
LIICA Re II, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding, LLC	Trust company
Mitigation Manager, LLC	Delaware	Sole Member: Investors Warranty of America, LLC	Investments
MLIC Re I, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Money Services, Inc.	Delaware	100% AUSA Holding, LLC

Provides certain financial services for affiliates including, but not limited to, certain intellectual property, computer and computer-related software and hardware services, including procurement and contract services to some or all of the members of the AEGON Group in the United States and Canada.

Monumental Financial Services, Inc.	Maryland	100% Transamerica Corporation	DBA in the State of West Virginia for United Financial Services, Inc.
Monumental General Administrators, Inc.	Maryland	100% AUSA Holding, LLC	Provides management services to unaffiliated third party administrator
nVISION Financial, Inc.	Iowa	100% AUSA Holding, LLC	Special-purpose subsidiary
New Markets Community Investment Fund, LLC	Iowa	Members: AEGON Institutional Markets, Inc.(50%); AEGON USA Realty Advisors, Inc. (50%)	Community development entity
Oncor Insurance Services, LLC	Iowa	Sole Member - Life Investors Financial Group, Inc.	Direct sales of term life insurance
Osceola Mitigation Partners, LLC	Florida	Members: Mitigation Manager, LLC (50%); non-affiliate of AEGON, OBPFL-MITBK, LLC (50%)	Investmetns
Pearl Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Pearl Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Peoples Benefit Services, LLC	Pennsylvania	Sole Member - Transamerica Life Insurance Company	Special-purpose subsidiary

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Pine Falls Re, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Placer 400 Investors, LLC	California	Members: Investors Warranty of America, LLC (50%); non-affiliate of AEGON, AKT Placer 400 Investors, LLC (50%)	Investments
Primus Guaranty, Ltd.	Bermuda	Members: Transamerica Life Insurance Company (20% 13.1%) and non-affiliates of AEGON and the public holders own the remainder.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
PSL Acquisitions Operating, LLC	Iowa	Sole Member: Investors Warranty of America, LLC	Owner of Core subsidiary entities
RCC North America LLC	Delaware	Sole Member: Transamerica Corporation	Real estate
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (92.%); Transamerica Financial Life Insurance Company (7.5%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (74.4%); Transamerica Premier Life Insurance Company (25.6%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Transamerica Premier Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (53.6%).	Real estate alternatives investment
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
SB Frazer Owner, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Second FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Seventh FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% Transamerica Corporation	Dormant
Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote - Transamerica Corporation. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
St. Lucie West Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Stonebridge Reinsurance Company	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership.
TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable housing, Inc.	Serve as a general partner in a lower-tier tax credit entity
TAHP Fund 1, LLC	Delaware	Sole Member - Garnet LIHTC Fund IX, LLC	Real estate investments
TAHP Fund 2, LLC	Delaware	Sole Member - Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit
TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estate investments
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property.
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
The AEGON Trust Advisory Board: Mark W. Mullin, Alexander R. Wynaendts, and Jay Orlandi	Delaware	100% AEGON International B.V.	Voting Trust
THH Acquisitions, LLC	Iowa	Sole Member - Investors Warranty of America, LLC	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, LLC and holder of foreclosed real estate.
TLIC Oakbrook Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
TLIC Riverwood Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
TLIC Watertree Reinsurance Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
Tradition Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Tradition Irrigation Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Irrigation company
Tradition Land Company, LLC	Iowa	Sole Member: Investors Warranty of America, LLC	Acquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed real estate.
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Advisors Life Insurance Company	Arkansas	100% Transamerica Corporation	Insurance company
Transamerica Affinity Marketing Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership
Transamerica Agency Network, Inc.	Iowa	100% AUSA Holding, LLC	Special purpose subsidiary
Transamerica Annuity Service Corporation	New Mexico	100% Commonwealth General Corporation	Performs services required for structured settlements

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Asset Management, Inc.	Florida	Transamerica Premier Life Insurance Company owns 77%; AUSA Holding, LLC owns 23%.	Fund advisor
Transamerica Aviation LLC	Delaware	Sole Member: TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica (Bermuda) Services Center, Ltd.	Bermuda	100% AEGON International B.V.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding, LLC	Broker/Dealer
Transamerica Casualty Insurance Company	Ohio	100% Transamerica Corporation	Insurance company
Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company
Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance
Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	1,000 shares owned by AUSA Holding, LLC; 209 shares owned by Commonwealth General Corporation; 729 shares owned by AEGON Asset Management Services, Inc.	Broker/Dealer
Transamerica Financial Life Insurance Company	New York	88% Transamerica Corporation; 12% Transamerica Life Insurance Company	Insurance
Transamerica Fund Services, Inc.	Florida	Transamerica Premier Life Insurance Company owns 44%; AUSA Holding, LLC owns 56%	Mutual fund
Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing
Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Consultants, LLC	Maryland	Members: 51% Beth Lewellyn; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% Transamerica Corporation	Reinsurance
Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Commonwealth General Corporation	Insurance and reinsurance consulting
Transamerica Investment Management, LLC	Delaware	Sole Member - AEGON USA Asset Management Holding, LLC	Investment advisor
Transamerica Investors Securities Corporation	Delaware	100% Transamerica Retirement Solutions, LLC	Broker/Dealer
Transamerica Leasing Holdings Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life Insurance Company	Iowa	100% - Commonwealth General Corporation	Insurance
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda - - will primarily write fixed universal life and term insurance
Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Commonwealth General Corporation	Life insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Premier Life Insurance Company	Iowa	100% Commonwealth General Corporation	Insurance Company
Transamerica Pyramid Properties LLC	Iowa	Sole Member: Transamerica Premier Life Insurance Company	Realty limited liability company
Transamerica Realty Investment Properties LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Realty limited liability company
TABR Realty Services, LLC	Delaware	Sole Member: AUSA Holding, LLC	Real estate investments
Transamerica Resources, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides education and information regarding retirement and economic issues.
Transamerica Retirement Advisors, LLC	Delaware	Sole Member: Transamerica Retirement Solutions, LLC	Investment advisor
Transamerica Retirement Insurance Agency, LLC	Delaware	Sole Member: Transamerica Retirement Solutions, LLC	Conduct business as an insurance agency.
Transamerica Retirement Solutions, LLC	Delaware	Sole Member: AUSA Holding, LLC	Retirement plan services.
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.
Transamerica Travel and Conference Services, LLC	Iowa	Sole Member: Money Services, Inc.	Travel and conference services
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
Transamerica Ventures, LLC	Delaware	Sole Member: AUSA Holding, LLC	Investments
Transamerica Ventures Fund, LLC	Delaware	100% AUSA Holding, LLC	Investments
United Financial Services, Inc.	Maryland	100% Transamerica Corporation	General agency
Universal Benefits, LLC	Iowa	Sole Member: AUSA Holding, LLC	Third party administrator
WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Properties Holdings, LLC	Georgia	Sole Member: World Financial Group, Inc.	Marketing
WFG Reinsurance Limited	Hawaii	51% owned by World Financial Group, Inc.; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd.	Reinsurance
WFG Securities Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
World Financial Group Canada Inc.	Canada	100% World Financial Group Holding Company of Canada Inc.	Marketing
World Financial Group Holding Company of Canada Inc.	Canada	100% Commonwealth General Corporation	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Transamerica Premier Life Insurance Company	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
Yarra Rapids, LLC	Delaware	Members are: Real Estate Alternatives Portfolio 4MR, LLC (49%) and non-AEGON affiliate (51%)	Real estate investments
Zahorik Company, Inc.	California	100% AUSA Holding, LLC	Inactive
Zero Beta Fund, LLC	Delaware

Members are: Transamerica Life Insurance Company (71.6%~~)~~; Transamerica Premier Life Insurance Company (16.8%); Transamerica Financial Life Insurance Company (9.3%); Firebird Re Corp. (1.7%); Transamerica Advisors Life Insurance Company (0.7%). Manager: AEGON USA Investment Management LLC

Aggregating vehicle formed to hold various fund investments.

Item 27.	Number of Contract Owners

As of March 31, 2017, there were 5279 Contract owners.

Item 28.	Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA B, Separate Account VA Q, Separate Account VA FF, Separate Account VA HH, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Separate Account VUL-A, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account, TFLIC Series Life Account, TFLIC Pooled Account No. 44, ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Annuity Account, WRL Series Annuity Account B, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account and Separate Account VL E. This account is a separate account of Transamerica Premier Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds, Transamerica Investors, Inc., Transamerica Partners Funds Group, Transamerica Partners Funds Group II, Transamerica Partners Portfolios, and Transamerica Asset Allocation Variable Funds.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

Brian Beitzel	(2)	Director, Treasurer and Chief Financial Officer

Joe Boan	(1)	Director and Vice President

David R. Paulsen	(3)	Director, Chief Executive Officer, President and Chairman of the Board

Mike Curran	(3)	Chief Compliance Officer

Amy E. Angle	(2)	Secretary

Vincent J. Toner	(3)	Vice President

John Koehler	(3)	Vice President

Alison Ryan	(4)	Assistant Secretary

(1)	100 Light Street, Floor B1, Baltimore, MD 21202
(2)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(3)	1801 California Street, Suite 5200, Denver, CO 80202
(4)	1150 S. Olive St., Los Angeles, CA 90015

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions (1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$216,273	0	0	0

(1)	Fiscal Year 2016.

Item 30.	Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit, Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.	Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32.	Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b)	Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica Life Insurance Company at the address or phone number listed in the Prospectus.

(d)	Transamerica Life Insurance Company hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

Transamerica Life Insurance Company represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

TEXAS ORP REPRESENTATION

The Registrant intends to offer policies to participants in the Texas Option Retirement Program. In connection with that offering the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) – (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 26th day of April, 2017.

SEPARATE ACCOUNT VA-2L

TRANSAMERICA LIFE INSURANCE COMPANY Depositor

*
Blake S. Bostwick
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

*	Director and President	April 26, 2017
Blake S. Bostwick

*	Controller, Senior Vice President	April 26, 2017
Eric J. Martin	and Assistant Treasurer

*	Director and Chairman of the Board	April 26, 2017
Mark W. Mullin

*	Director, Executive Vice President, Secretary	April 26, 2017
Jay Orlandi	and General Counsel

*	Director, Chief Tax Officer	April 26, 2017
David Schulz	and Senior Vice President

*	Director, Executive Vice President	April 26, 2017
C. Michiel van Katwijk	Chief Financial Officer and Treasurer

/s/ Alison Ryan	Assistant Secretary	April 26, 2017
Alison Ryan

*	By: Alison Ryan – Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.

Registration No.

333-153773

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

8(a)(2)	Amentment No. 14 to Participation Agreement (Dreyfus)

8(a)(3)	Amentment No. 15 to Participation Agreement (Dreyfus)

8(c)(13)	Schedule A Revision 5-1-2017 (TST)

(9)	Opinion and Consent of Counsel

(10)	Consent of Independent Registered Public Accounting Firm

13	Powers of Attorney